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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING BlackRock Science and Technology Opportunities Portfolio
ING Dow Jones Euro STOXX 50® Index Portfolio
ING FTSE Index Portfolio
ING Global Equity Option Portfolio
ING Hang Seng Index Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING International Index Portfolio
ING Japan Equity Index Portfolio
ING Opportunistic LargeCap Portfolio
ING RussellTM Global Large Cap Index 75% Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING Small Company Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Bermuda: 1.2%
215,300	@	Marvell Technology Group Ltd.	$3,485,707
			3,485,707
		Canada: 1.6%
102,300	@	Celestica, Inc.	969,804
55,300	@	Open Text Corp.	2,064,349
24,200	@	Research In Motion Ltd.	1,634,710
			4,668,863
		China: 2.3%
77,600	@	AsiaInfo Holdings, Inc.	1,549,672
4,300	@	Baidu.com ADR	1,681,515
29,000	@	Netease.com ADR	1,324,720
21,500	@	Perfect World Co., Ltd. ADR	1,034,150
32,800	@, L	Sina Corp.	1,245,088
			6,835,145
		Finland: 0.5%
91,900	L	Nokia OYJ ADR	1,343,578
			1,343,578
		Germany: 0.7%
28,300		SAP AG ADR	1,383,021
7,800		Software AG	660,907
			2,043,928
		Hong Kong: 0.5%
202,400	L	ASM Pacific Technology	1,430,410
			1,430,410
		India: 0.1%
33,600		Bharti Airtel Ltd.	291,473
			291,473
		Ireland: 0.9%
55,300		Accenture PLC	2,061,031
13,600		Covidien PLC	588,336
			2,649,367
		Israel: 1.0%
105,600	@	Check Point Software Technologies	2,993,760
			2,993,760
		Japan: 2.6%
171,900		Asahi Glass Co., Ltd.	1,385,484
20,800		Disco Corp.	1,382,958
101,800		Fujitsu Ltd.	663,988
146,500		Konica Minolta Holdings, Inc.	1,382,594
84,300		Matsushita Electric Industrial Co., Ltd.	1,233,651
20,300		Nidec Corp.	1,643,404
			7,692,079
		Luxembourg: 0.5%
20,400	@	Millicom International Cellular SA	1,483,896
			1,483,896
		Netherlands: 0.9%
85,300		ASML Holding NV	2,522,321
			2,522,321
		Portugal: 0.3%
90,600		Portugal Telecom SGPS SA	962,603
			962,603
		Russia: 0.8%
130,600		Vimpel-Communications OAO ADR	2,442,220
			2,442,220
		Singapore: 0.3%
43,100	@	Avago Technologies Ltd.	735,717
			735,717
		South Korea: 0.8%
3,400		Samsung Electronics Co., Ltd.	2,347,325
			2,347,325
		Switzerland: 0.7%
14,400		Alcon, Inc.	1,996,848
			1,996,848
		Taiwan: 1.6%
956,400		Advanced Semiconductor Engineering, Inc.	792,037
845,740		Asustek Computer, Inc.	1,446,604
132,870	L	AU Optronics Corp. ADR	1,286,182
177,200		Siliconware Precision Industries Co. ADR	1,272,296
			4,797,119
		United Kingdom: 0.4%
484,600		ARM Holdings PLC	1,116,164
			1,116,164
		United States: 78.3%
20,300	@	A123 Systems, Inc.	432,796
111,200	@	Adobe Systems, Inc.	3,674,048
46,000		Adtran, Inc.	1,129,300

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
50,200	@	Agilent Technologies, Inc.	$1,397,066
69,600		Altera Corp.	1,427,496
18,500	@	Amazon.com, Inc.	1,727,160
46,400	@	American Tower Corp.	1,688,960
30,900	@	Amgen, Inc.	1,861,107
39,700		Amphenol Corp.	1,495,896
80,000		Analog Devices, Inc.	2,206,400
31,100	@	Anaren, Inc.	528,700
79,800	@	Apple, Inc.	14,792,526
274,800		Applied Materials, Inc.	3,682,320
36,300	@	ArcSight, Inc.	873,741
131,900	@	Ariba, Inc.	1,530,040
69,400	@	Arrow Electronics, Inc.	1,953,610
76,600		AT&T, Inc.	2,068,966
64,600	@	Atheros Communications, Inc.	1,713,838
73,500	@	Autodesk, Inc.	1,749,300
50,100		Automatic Data Processing, Inc.	1,968,930
66,700	@	BMC Software, Inc.	2,503,251
125,200	@	Boston Scientific Corp.	1,325,868
144,300	@	Broadcom Corp.	4,428,567
92,800		CA, Inc.	2,040,672
56,000	@	Cavium Networks, Inc.	1,202,320
72,600	@	Ciena Corp.	1,181,928
331,000	@	Cisco Systems, Inc.	7,791,740
85,800	@	Citrix Systems, Inc.	3,365,934
37,300	@	Cognizant Technology Solutions Corp.	1,442,018
33,700	@	Computer Sciences Corp.	1,776,327
119,800		Corning, Inc.	1,834,138
39,700	@	Digital River, Inc.	1,600,704
179,700	@	eBay, Inc.	4,242,717
54,600	@	Electronic Arts, Inc.	1,040,130
269,900	@	EMC Corp.	4,599,096
44,400	@	F5 Networks, Inc.	1,759,572
145,400	@	Fairchild Semiconductor International, Inc.	1,487,442
30,900	@	Gilead Sciences, Inc.	1,439,322
13,210	@	Google, Inc. - Class A	6,550,179
171,200		Hewlett-Packard Co.	8,082,352
206,900	@	Hollysys Automation Technologies Ltd.	1,963,481
445,400		Intel Corp.	8,716,477
68,300		International Business Machines Corp.	8,169,363
41,600	@	Intuit, Inc.	1,185,600
129,000	@	Juniper Networks, Inc.	3,485,580
98,100		KLA-Tencor Corp.	3,517,866
110,500	@	Lam Research Corp.	3,774,680
26,400	@	Manhattan Associates, Inc.	533,280
81,100	@	McAfee, Inc.	3,551,369
71,400		Medtronic, Inc.	2,627,520
92,700	@	MEMC Electronic Materials, Inc.	1,541,601
180,400	@	Micron Technology, Inc.	1,479,280
281,800		Microsoft Corp.	7,295,802
281,000		Motorola, Inc.	2,413,790
97,300	@	NetApp, Inc.	2,595,964
33,300	@	Netlogic Microsystems, Inc.	1,498,500
95,900	@	Novellus Systems, Inc.	2,011,982
66,000	@	Nvidia Corp.	991,980
287,400		Oracle Corp.	5,989,416
160,400	@	PMC - Sierra, Inc.	1,533,424
58,100	@	Polycom, Inc.	1,554,175
10,400	@	Priceline.com, Inc.	1,724,528
62,300	@	Progress Software Corp.	1,411,095
46,300	@	QLogic Corp.	796,360
159,680		Qualcomm, Inc.	7,182,406
74,600	@	Red Hat, Inc.	2,061,944
64,600	@	Riverbed Technolgoy, Inc.	1,418,616
30	@	Rovi Corp.	1,008
75,300	@	Sandisk Corp.	1,634,010
73,800	@	Seagate Technology, Inc.	1,122,498
34,700	@	Starent Networks Corp.	882,074
76,700	@	Sybase, Inc.	2,983,630
137,200	@	Symantec Corp.	2,259,684
76,400	@	Synopsys, Inc.	1,712,888
32,400	@	Taleo Corp.	733,536
150,500	@	Tellabs, Inc.	1,041,460
52,300	@	Teradata Corp.	1,439,296
160,800	@	Teradyne, Inc.	1,487,400
227,300		Texas Instruments, Inc.	5,384,737
135,600	@	TTM Technologies, Inc.	1,555,332
62,600		Verizon Communications, Inc.	1,894,902
37,900	@	Vertex Pharmaceuticals, Inc.	1,436,410
100,000	@	Vishay Intertechnology, Inc.	790,000
43,800	@	VMware, Inc.	1,759,446
51,300	@	Western Digital Corp.	1,873,989
84,900		Western Union Co.	1,606,308

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
40,500		Wyeth		$1,967,490
85,600		Xilinx, Inc.		2,004,752
232,100	@	Yahoo!, Inc.		4,133,701
				228,327,107
		Total Common Stock (Cost $245,104,060)		280,165,630

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral(CC): 1.2%
$3,018,001		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$3,018,001
396,801		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		317,441
		Total Short-Term Investments (Cost $3,414,802)		3,335,442
		Total Investments in Securities (Cost $248,518,862)*	97.2%	$283,501,072
		Other Assets and Liabilities - Net	2.8	8,251,456
		Net Assets	100.0%	$291,752,528

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $256,262,562.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$39,040,105
		Gross Unrealized Depreciation		(11,801,595)
		Net Unrealized Appreciation		$27,238,510

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Biotechnology	1.6%
Building Materials	0.5
Commercial Services	1.2
Computers	19.5
Electrical Components & Equipment	0.1
Electronics	3.8
Hand/Machine Tools	0.5
Healthcare - Products	2.2
Home Furnishings	0.4
Internet	11.8
Machinery - Diversified	0.7
Miscellaneous Manufacturing	0.5
Pharmaceuticals	0.7
Semiconductors	21.6
Software	16.2
Telecommunications	14.7
Short-Term Investments	1.2
Other Assets and Liabilities - Net	2.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Bermuda	$3,485,707	$—	$—	$3,485,707
Canada	4,668,863	—	—	4,668,863
China	5,800,995	1,034,150	—	6,835,145
Finland	1,343,578	—	—	1,343,578
Germany	1,383,021	660,907	—	2,043,928
Hong Kong	—	1,430,410	—	1,430,410
India	—	291,473	—	291,473
Ireland	2,649,367	—	—	2,649,367
Israel	2,993,760	—	—	2,993,760
Japan	—	7,692,079	—	7,692,079
Luxembourg	1,483,896	—	—	1,483,896
Netherlands	2,522,321	—	—	2,522,321
Portugal	—	962,603	—	962,603
Russia	2,442,220	—	—	2,442,220
Singapore	735,717	—	—	735,717
South Korea	—	2,347,325	—	2,347,325
Switzerland	1,996,848	—	—	1,996,848
Taiwan	2,558,478	2,238,641	—	4,797,119
United Kingdom	—	1,116,164	—	1,116,164
United States	228,327,107	—	—	228,327,107
Total Common Stock	262,391,878	17,773,752	—	280,165,630
Short-Term Investments	3,018,001	317,441	—	3,335,442
Total Investments, at value	$265,409,879	$18,091,193	$—	$283,501,072
Other Financial Instruments++ :
Forward foreign currency contracts	—	23,807	—	23,807
Total Assets	$265,409,879	$18,115,000	$—	$283,524,879

Liabilities Table
Other Financial Instruments++ :
Forward foreign currency contracts	$—	$(351,185)	$—	$(351,185)
Total Liabilities	$—	$(351,185)	$—	$(351,185)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Hong Kong Sar Dollar
HKD 122,000	BUY	10/28/09	15,747	15,745	$(2)
Japanese Yen
JPY 57,867,000	BUY	10/28/09	641,156	644,772	3,616
					$3,614

EU Euro
EUR 868,000	SELL	10/28/09	1,233,437	1,270,177	$(36,740)
British Pound
GBP 395,000	SELL	10/28/09	651,363	631,188	20,175
Hong Kong Sar Dollar
HKD 532,000	SELL	10/28/09	68,673	68,657	16
Japanese Yen
JPY 442,677,000	SELL	10/28/09	4,699,331	4,932,443	(233,112)
Japanese Yen
JPY 51,530,500	SELL	10/28/09	550,258	574,168	(23,910)
Japanese Yen
JPY 45,608,000	SELL	10/28/09	490,841	508,178	(17,337)
Japanese Yen
JPY 125,120,000	SELL	10/28/09	1,354,041	1,394,125	(40,084)
					$(330,992)

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Foreign exchange contracts	$(327,378)
Total	$(327,378)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Belgium: 1.4%
53,345		Anheuser-Busch InBev NV	$2,446,839
			2,446,839
		Finland: 2.4%
287,923		Nokia OYJ	4,223,028
			4,223,028
		France: 34.0%
20,281		Air Liquide	2,310,964
15,556		Alstom	1,139,197
128,366	S	AXA SA	3,484,504
68,924		BNP Paribas	5,531,326
46,852		Carrefour SA	2,132,956
32,213		Cie de Saint-Gobain	1,683,289
81,215		Credit Agricole SA	1,705,102
155,902		France Telecom SA	4,157,446
102,477		Gaz de France	4,562,565
46,837		Groupe Danone	2,833,188
18,327		L'Oreal SA	1,825,317
19,806		LVMH Moet Hennessy Louis Vuitton SA	1,997,635
81,901		Sanofi-Aventis	6,039,858
19,943		Schneider Electric SA	2,029,116
46,537		Societe Generale	3,764,250
170,745		Total SA	10,149,077
39,680		Vinci SA	2,253,429
94,093		Vivendi	2,924,254
			60,523,473
		Germany: 25.6%
34,779		Allianz AG	4,338,844
70,665		BASF AG	3,741,374
63,579		Bayer AG	4,400,812
68,536		DaimlerChrysler AG	3,438,329
47,734		Deutsche Bank AG	3,646,324
14,993		Deutsche Boerse AG	1,223,092
229,052		Deutsche Telekom AG	3,125,948
153,843		E.ON AG	6,511,465
15,177		Muenchener Rueckversicherungs AG	2,418,961
31,938		RWE AG	2,962,429
68,356		SAP AG	3,314,624
62,788		Siemens AG	5,781,571
4,539		Volkswagen AG	746,505
			45,650,278
		Ireland: 0.8%
54,182		CRH PLC	1,500,265
			1,500,265
		Italy: 11.1%
91,426		Assicurazioni Generali S.p.A.	2,510,125
489,967		Enel S.p.A.	3,116,500
187,354		ENI S.p.A.	4,681,779
720,156		Intesa Sanpaolo S.p.A.	3,195,272
785,970	S	Telecom Italia S.p.A.	1,382,009
1,223,579		UniCredito Italiano S.p.A.	4,802,412
			19,688,097
		Luxembourg: 1.5%
71,021		ArcelorMittal	2,648,186
			2,648,186
		Netherlands: 5.1%
118,938		Aegon NV	1,017,063
159,876	**	ING Groep NV	2,871,047
74,762		Koninklijke Philips Electronics NV	1,823,746
119,389		Unilever NV	3,454,600
			9,166,456

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Spain: 16.1%
288,156		Banco Bilbao Vizcaya Argentaria SA		$5,133,366
627,028		Banco Santander Central Hispano SA		10,129,312
300,761		Iberdrola SA		2,958,847
60,824		Repsol YPF SA		1,655,735
315,433		Telefonica SA		8,727,129
				28,604,389
		Total Common Stock
		(Cost $152,514,861)		174,451,011
RIGHTS: 0.1%
		France: 0.1%
68,924		BNP Paribas		149,273
		Total Rights
		(Cost $-)		149,273
		Total Investments in Securities
		(Cost $152,514,861)*	98.1%	$174,600,284
		Other Assets and Liabilities - Net	1.9	3,381,631
		Net Assets	100.0%	$177,981,915

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	**	Investment in affiliate
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,627,879
		Gross Unrealized Depreciation		(542,456)
		Net Unrealized Appreciation		$22,085,423

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Auto Manufacturers	2.4%
Banks	21.4
Beverages	1.4
Building Materials	1.8
Chemicals	5.9
Cosmetics/Personal Care	1.0
Diversified Financial Services	0.7
Electric	11.3
Electrical Components & Equipment	1.1
Electronics	1.0
Engineering & Construction	1.3
Food	4.7
Holding Companies - Diversified	1.1
Insurance	9.4
Iron/Steel	1.5
Machinery - Diversified	0.6
Media	1.6
Miscellaneous Manufacturing	3.2
Oil & Gas	9.3
Pharmaceuticals	3.4
Software	1.9
Telecommunications	12.1
Other Assets and Liabilities - Net	1.9
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$—	$174,451,011	$—	$174,451,011
Rights	149,273	—	—	149,273
Total Investments, at value	$149,273	$174,451,011	$—	$174,600,284
Other Financial Instruments++ :
Futures	31,477	—	—	31,477
Total Assets	$180,750	$174,451,011	$—	$174,631,761

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Dow Jones Euro STOXX 50 Index Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Dow Jones Euro STOXX 50	86	12/18/09	$31,477

			$31,477

PORTFOLIO OF INVESTMENTS
ING Dow Jones Euro STOXX 50® Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March19, 2008, the FASB issued Statement of Financial Accounting Standards No.161 (“SFAS No.161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a)how and why an entity invests in derivatives, (b)how derivatives are accounted for under SFAS No.133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No.161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September30, 2009:

Derivatives Fair Value*
Equity contracts	$31,477
Total	$31,477

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING FTSE Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Aerospace/Defense: 1.7%
206,813		BAE Systems PLC	$1,156,983
66,624		Cobham PLC	233,721
109,055	@	Rolls-Royce Group PLC	822,915
			2,213,619
		Agriculture: 4.3%
117,101		British American Tobacco PLC	3,678,535
59,624		Imperial Tobacco Group PLC	1,727,327
			5,405,862
		Airlines: 0.2%
65,452		British Airways PLC	231,515
			231,515
		Apparel: 0.2%
25,518		Burberry Group PLC	205,824
			205,824
		Banks: 16.3%
645,920		Barclays PLC	3,827,953
1,009,095		HSBC Holdings PLC	11,554,696
908,058		Lloyds TSB Group PLC	1,508,136
999,862	S	Royal Bank of Scotland Group PLC	846,738
117,947		Standard Chartered PLC	2,913,465
			20,650,988
		Beverages: 3.1%
147,728		Diageo PLC	2,272,818
69,138		SABMiller PLC	1,670,588
			3,943,406
		Chemicals: 0.2%
12,875		Johnson Matthey PLC	286,921
			286,921
		Commercial Services: 1.6%
19,098		Bunzl PLC	194,149
36,560		Capita Group PLC	422,909
59,661		Experian Group Ltd.	503,797
82,794		Group 4 Securicor PLC	292,799
9,155		Intertek Group PLC	186,038
106,167		Rentokil Initial PLC	193,775
28,221		Serco Group PLC	228,239
			2,021,706
		Distribution/Wholesale: 0.3%
16,266	@, S	Wolseley PLC	393,334
			393,334
		Diversified Financial Services: 0.4%
28,357		ICAP PLC	192,207
11,686	S	London Stock Exchange Group PLC	160,417
9,905		Schroders PLC	173,356
3,530		Schroders PLC — Non Voting	51,450
			577,430
		Electric: 2.2%
89,762		International Power PLC	415,271
143,510		National Grid PLC	1,388,862
53,630		Scottish & Southern Energy PLC	1,008,059
			2,812,192
		Food: 6.1%
22,959		Associated British Foods PLC	311,446
79,722		Cadbury PLC	1,023,328
108,347		J Sainsbury PLC	563,902
461,639		Tesco PLC	2,955,269
75,775		Unilever PLC	2,165,193
155,866		WM Morrison Supermarkets PLC	692,864
			7,712,002
		Food Service: 0.5%
109,983		Compass Group PLC	673,699
			673,699
		Gas: 0.9%
298,656		Centrica PLC	1,202,890
			1,202,890

PORTFOLIO OF INVESTMENTS
ING FTSE Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products: 0.4%
52,678		Smith & Nephew PLC	$473,079
			473,079
		Household Products/Wares: 1.6%
41,329		Reckitt Benckiser PLC	2,023,378
			2,023,378
		Insurance: 3.8%
11,570		Admiral Group PLC	214,273
160,645		Aviva PLC	1,154,871
137,385		Friends Provident Group PLC	183,056
340,653		Legal & General Group PLC	480,441
311,934		Old Mutual PLC	499,931
148,021		Prudential PLC	1,426,609
196,329		Royal & Sun Alliance Insurance Group	420,755
132,556		Standard Life PLC	465,249
			4,845,185
		Investment Companies: 0.4%
98,694		Man Group PLC	524,140
			524,140
		Leisure Time: 0.6%
12,502		Carnival PLC	428,994
50,341		Thomas Cook Group PLC	187,337
33,532	S	TUI Travel PLC	136,612
			752,943
		Lodging: 0.2%
16,817		Intercontinental Hotels Group PLC	218,228
			218,228
		Media: 1.9%
77,382		British Sky Broadcasting PLC	708,855
47,047		Pearson PLC	581,290
71,108		Reed Elsevier PLC	534,418
73,993		WPP PLC	636,406
			2,460,969
		Mining: 10.7%
77,770	S	Anglo American PLC	2,481,685
23,181		Antofagasta PLC	281,972
129,446		BHP Billiton PLC	3,545,073
22,659		Eurasian Natural Resources Corp.	318,485
12,724		Fresnillo PLC	157,480
12,562		Kazakhmys PLC	215,279
11,426		Lonmin PLC	305,960
4,855		Randgold Resources Ltd.	339,097
89,578		Rio Tinto PLC	3,807,729
8,137		Vedanta Resources PLC	247,651
128,916		Xstrata PLC	1,901,209
			13,601,620
		Miscellaneous Manufacturing: 0.4%
46,288		Invensys PLC	216,096
23,194		Smiths Group PLC	330,362
			546,458
		Oil & Gas: 19.5%
197,612		BG Group PLC	3,444,193
1,105,158		BP PLC	9,790,313
7,944	@	Cairn Energy PLC	355,063
208,061		Royal Dutch Shell PLC - Class A	5,901,050
159,681		Royal Dutch Shell PLC - Class B	4,435,796
46,926		Tullow Oil PLC	849,043
			24,775,458
		Oil & Gas Services: 0.4%
19,161		Amec PLC	232,091
15,544		Petrofac Ltd.	245,999
			478,090
		Packaging & Containers: 0.2%
50,871		Rexam PLC	212,942
			212,942
		Pharmaceuticals: 8.3%
85,596		AstraZeneca PLC	3,838,723
307,362		GlaxoSmithKline PLC	6,060,257
33,101		Shire PLC	574,630
			10,473,610

PORTFOLIO OF INVESTMENTS
ING FTSE Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Retail: 1.4%
51,205		Home Retail Group		$223,032
136,791	S	Kingfisher PLC		466,527
93,575		Marks & Spencer Group PLC		542,594
11,606		Next PLC		333,056
10,306		Whitbread PLC		200,871
				1,766,080
		Software: 0.5%
13,813	@	Autonomy Corp. PLC		360,661
75,065		Sage Group PLC		280,754
				641,415
		Telecommunications: 6.7%
448,155		BT Group PLC		934,001
149,698		Cable & Wireless PLC		344,176
27,095		Inmarsat PLC		239,453
3,086,803		Vodafone Group PLC		6,934,367
				8,451,997
		Venture Capital: 0.2%
57,372	S	3i Group PLC		265,103
				265,103
		Water: 0.4%
13,923		Severn Trent PLC		216,399
39,986		United Utilities Group PLC		292,373
				508,772
		Total Common Stock (Cost $111,983,835)		121,350,855
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Diversified: 1.2%
50,003		British Land Co. PLC		380,694
40,071		Hammerson PLC		252,877
43,888		Land Securities Group PLC		439,428
32,520		Liberty International PLC		250,029
43,066		Segro PLC		253,675
		Total Real Estate Investment Trusts (Cost $1,628,795)		1,576,703
MUTUAL FUNDS: 0.2%
		Closed-End Funds: 0.2%
39,889		Alliance Trust PLC		196,984
		Total Mutual Funds (Cost $185,228)		196,984
		Total Long-Term Investments (Cost $113,797,858)		123,124,542
		Total Investments in Securities (Cost $113,797,858)*	97.0%	$123,124,542
		Other Assets and Liabilities - Net	3.0	3,748,987
		Net Assets	100.0%	$126,873,529

	@	Non-income producing security
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,512,762
		Gross Unrealized Depreciation		(186,078)
		Net Unrealized Appreciation		$9,326,684

PORTFOLIO OF INVESTMENTS
ING FTSE Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs++	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Aerospace/Defense	$—	$2,213,619	$—	$2,213,619
Agriculture	—	5,405,862	—	5,405,862
Airlines	—	231,515	—	231,515
Apparel	—	205,824	—	205,824
Banks	—	20,650,988	—	20,650,988
Beverages	—	3,943,406	—	3,943,406
Chemicals	—	286,921	—	286,921
Commercial Services	—	2,021,706	—	2,021,706
Distribution/Wholesale	—	393,334	—	393,334
Diversified Financial Services	—	577,430	—	577,430
Electric	—	2,812,192	—	2,812,192
Food	—	7,712,002	—	7,712,002
Food Service	—	673,699	—	673,699
Gas	—	1,202,890	—	1,202,890
Healthcare - Products	—	473,079	—	473,079
Household Products/Wares	—	2,023,378	—	2,023,378
Insurance	—	4,845,185	—	4,845,185
Investment Companies	—	524,140	—	524,140
Leisure Time	—	752,943	—	752,943
Lodging	—	218,228	—	218,228
Media	—	2,460,969	—	2,460,969
Mining	—	13,601,620	—	13,601,620
Miscellaneous Manufacturing	—	546,458	—	546,458
Oil & Gas	5,901,050	18,874,408	—	24,775,458
Oil & Gas Services	—	478,090	—	478,090
Packaging & Containers	—	212,942	—	212,942
Pharmaceuticals	—	10,473,610	—	10,473,610
Retail	—	1,766,080	—	1,766,080
Software	—	641,415	—	641,415
Telecommunications	—	8,451,997	—	8,451,997
Venture Capital	—	265,103	—	265,103
Water	—	508,772	—	508,772
Total Common Stock	5,901,050	115,449,805	—	121,350,855
Real Estate Investment Trusts	—	1,576,703	—	1,576,703
Mutual Funds	196,984	—	—	196,984
Total Investments, at value	$6,098,034	$117,026,508	$—	$123,124,542
Other Financial Instruments++ :
Futures	39,503	—	—	39,503
Total Assets	$6,137,537	$117,026,508	$—	$123,164,045

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

++ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.  To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.  Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING FTSE Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING FTSE Index Portfolio Open Futures Contracts on September 30, 2009:

	Number of		Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
FTSE 100 Index	42	12/18/09	$39,503

			$39,503

PORTFOLIO OF INVESTMENTS
ING FTSE Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$39,503
Total	$39,503

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 98.6%
326,689		ING Growth and Income Portfolio - Class I		$6,122,144
576,354		ING International Value Portfolio - Class I		4,922,060
73,874		ING MidCap Opportunities Portfolio - Class I		616,845
43,165		ING Small Company Portfolio - Class I		610,788
		Total Investments in Affiliated Investment Companies (Cost $10,565,411)*	98.6%	$12,271,837
		Other Assets and Liabilities - Net	1.4	177,292
		Net Assets	100.0%	$12,449,129

	*	Cost for federal income tax purposes is $10,929,586.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,342,251
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,342,251

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$12,271,837	$—	$—	$12,271,837
Total Investments, at value	$12,271,837	$—	$—	$12,271,837

Liabilities Table
Other Financial Instruments++ :
Written options	—	(152,863)	—	(152,863)
Total Liabilities	$—	$(152,863)	$—	$(152,863)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of September 30, 2009 (Unaudited) (continued)

Written Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

45,064	Goldman Sachs	iShares MSCI EAFE Index Fund	10/21/09	54.48	USD	$63,991	$(62,813)
507	Goldman Sachs	Russell 2000 Index	10/21/09	601.75	USD	8,725	(8,393)
447	Goldman Sachs	S&P 400 MidCap Index	10/21/09	682.48	USD	7,961	(9,960)
2,908	Goldman Sachs	S&P 500 Index	10/21/09	1,050.78	USD	69,676	(71,697)
						$150,353	$(152,863)

		Total Premiums Received:	$150,353
		Total Liabilities for Call Options Written:	$152,863

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$(152,863)
Total	$(152,863)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
COMMON STOCK: 85.9%
		China: 33.9%
206,000		Aluminum Corp. of China Ltd.		$224,876
3,990,000		Bank of China Ltd.		2,093,139
726,000		Bank of Communications Co. Ltd.		880,212
3,538,000		China Construction Bank		2,814,281
391,000		China Life Insurance Co., Ltd.		1,705,795
880,000	S	China Petroleum & Chemical Corp.		747,105
178,500		China Shenhua Energy Co., Ltd.		773,692
111,000	@	Foxconn International Holdings Ltd.		72,575
3,269,000		Industrial and Commercial Bank of China Ltd.		2,451,686
1,108,000		PetroChina Co., Ltd.		1,257,598
74,000		Ping An Insurance Group Co. of China Ltd.		584,393
52,400		Tencent Holdings Ltd.		850,443
				14,455,795
		Hong Kong: 38.9%
96,600		Bank of East Asia Ltd.		347,329
194,000		BOC Hong Kong Holdings Ltd.		423,673
62,000		Cathay Pacific Airways Ltd.		97,697
73,000		Cheung Kong Holdings Ltd.		922,892
58,000		China Merchants Holdings International Co., Ltd.		191,245
316,000		China Mobile Ltd.		3,094,981
214,000		China Overseas Land & Investment Ltd.		460,604
62,000		China Resources Enterprise		179,724
98,130		China Resources Power Holdings Co.		227,245
374,000		China Unicom Ltd.		530,001
67,000		Citic Pacific Ltd.		174,960
94,500		CLP Holdings Ltd.		640,733
938,000		CNOOC Ltd.		1,264,599
60,000		Cosco Pacific Ltd.		85,663
62,100		Esprit Holdings Ltd.		416,106
109,000		Hang Lung Properties Ltd.		399,071
40,200		Hang Seng Bank Ltd.		577,139
56,000		Henderson Land Development Co., Ltd.		366,774
206,000		Hong Kong & China Gas		519,179
56,400		Hong Kong Exchanges and Clearing Ltd.		1,017,540
73,000		HongKong Electric Holdings		399,996
112,000		Hutchison Whampoa Ltd.		805,464
138,000		Li & Fung Ltd.		552,900
75,000		MTR Corp.		259,903
132,000		New World Development Ltd.		282,753
126,000		Sino Land Co.		224,477
81,000		Sun Hung Kai Properties Ltd.		1,189,763
47,500		Swire Pacific Ltd.		557,363
72,000		Wharf Holdings Ltd.		380,691
				16,590,465
		United Kingdom: 13.1%
485,200		HSBC Holdings PLC - Hong Kong		5,555,257
				5,555,257
		Total Common Stock
		(Cost $33,667,722)		36,601,517
SHORT-TERM INVESTMENTS: 12.3%
		Affiliated Mutual Fund: 12.3%
5,255,000	S	ING Institutional Prime Money Market Fund - Class I		5,255,000
		Total Short-Term Investments
		(Cost $5,255,000)		5,255,000
		Total Investments in Securities
		(Cost $38,922,722)*	98.2%	$41,856,517
		Other Assets and Liabilities - Net	1.8	780,795
		Net Assets	100.0%	$42,637,312

	@	Non-income producing security
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $38,996,923.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,099,937
		Gross Unrealized Depreciation		(240,343)
		Net Unrealized Appreciation		$2,859,594

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Airlines	0.2%
Banks	35.5
Coal	1.8
Commercial Services	0.2
Distribution/Wholesale	1.3
Diversified Financial Services	2.4
Electric	3.0
Gas	1.2
Holding Companies - Diversified	5.0
Insurance	5.4
Internet	2.0
Iron/Steel	0.4
Mining	0.5
Oil & Gas	7.7
Real Estate	9.0
Retail	1.0
Telecommunications	8.7
Transportation	0.6
Short-Term Investments	12.3
Other Assets and Liabilities - Net	1.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs++	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$—	$36,601,517	$—	$36,601,517
Short-Term Investments	5,255,000	—	—	5,255,000
Total Investments, at value	$5,255,000	$36,601,517	$—	$41,856,517
Other Financial Instruments++ :
Futures	14,362	—	—	14,362
Total Assets	$5,269,362	$36,601,517	$—	$41,870,879

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

++ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Hang Seng Index Portfolio Open Futures Contracts on September 30, 2009:

	Number of		Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
Hang Seng Index	43	10/29/09	$14,362
			$14,362

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$14,362
Total	$14,362

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Advertising: 0.5%
117,399		Omnicom Group	$4,336,719
			4,336,719
		Aerospace/Defense: 4.5%
58,329		General Dynamics Corp.	3,768,053
76,800		L-3 Communications Holdings, Inc.	6,168,576
97,732		Lockheed Martin Corp.	7,630,915
38,550		Northrop Grumman Corp.	1,994,963
163,600		Raytheon Co.	7,847,892
183,097		United Technologies Corp.	11,156,100
			38,566,499
		Agriculture: 2.6%
167,486		Archer-Daniels-Midland Co.	4,893,941
236,517		Philip Morris International, Inc.	11,527,839
137,058		Reynolds American, Inc.	6,101,822
			22,523,602
		Apparel: 0.1%
11,622		Polo Ralph Lauren Corp.	890,478
			890,478
		Auto Manufacturers: 0.3%
384,200	@	Ford Motor Co.	2,770,082
			2,770,082
		Banks: 8.4%
637,050		Bank of America Corp.	10,778,886
79,289		Bank of New York Mellon Corp.	2,298,588
31,550		BB&T Corp.	859,422
72,500		Capital One Financial Corp.	2,590,425
1,269,500		Citigroup, Inc.	6,144,380
58,700		Fifth Third Bancorp.	594,631
75,028		Goldman Sachs Group, Inc.	13,831,412
267,751		JPMorgan Chase & Co.	11,732,849
72,447		State Street Corp.	3,810,712
190,175		US Bancorp.	4,157,226
524,485		Wells Fargo & Co.	14,779,987
			71,578,518
		Beverages: 1.1%
59,856		Coca-Cola Co.	3,214,267
77,300		Molson Coors Brewing Co.	3,762,964
12,950		Pepsi Bottling Group, Inc.	471,898
36,557		PepsiCo, Inc.	2,144,434
			9,593,563
		Biotechnology: 1.4%
170,335	@	Amgen, Inc.	10,259,277
38,267	@	Biogen Idec, Inc.	1,933,249
			12,192,526
		Building Materials: 0.1%
37,300		Masco Corp.	481,916
			481,916
		Chemicals: 0.2%
10,272		CF Industries Holdings, Inc.	885,755
8,700		Sherwin-Williams Co.	523,392
			1,409,147
		Commercial Services: 1.3%
31,618	@	Apollo Group, Inc. - Class A	2,329,298
49,100		H&R Block, Inc.	902,458
27,000		Moody’s Corp.	552,420
177,377		RR Donnelley & Sons Co.	3,771,035
177,251		Western Union Co.	3,353,589
			10,908,800
		Computers: 7.9%
101,693	@	Apple, Inc.	18,850,831
49,211	@	Computer Sciences Corp.	2,593,912
71,600	@	Dell, Inc.	1,092,616
352,050	@	EMC Corp.	5,998,932
331,776		Hewlett-Packard Co.	15,663,145
168,969		International Business Machines Corp.	20,210,382
42,862	@	Teradata Corp.	1,179,562
44,300	@	Western Digital Corp.	1,618,279
			67,207,659
		Cosmetics/Personal Care: 2.2%
317,692		Procter & Gamble Co.	18,400,721
			18,400,721
		Distribution/Wholesale: 0.4%
96,800		Genuine Parts Co.	3,684,208
			3,684,208

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 1.5%
129,700		American Express Co.	$4,396,830
11,552		CME Group, Inc.	3,560,211
35,900		Discover Financial Services	582,657
6,500	@	IntercontinentalExchange, Inc.	631,735
88,200	@	Nasdaq Stock Market, Inc.	1,856,610
73,300		NYSE Euronext	2,117,637
			13,145,680
		Electric: 2.8%
35,800		Dominion Resources, Inc.	1,235,100
90,122		DTE Energy Co.	3,166,887
48,300		Edison International	1,621,914
181,800		Exelon Corp.	9,020,916
133,500		FirstEnergy Corp.	6,103,620
76,600		Public Service Enterprise Group, Inc.	2,408,304
			23,556,741
		Electronics: 0.9%
171,300	@	Thermo Electron Corp.	7,480,671
			7,480,671
		Engineering & Construction: 0.2%
32,300	@	Jacobs Engineering Group, Inc.	1,484,185
			1,484,185
		Food: 1.4%
30,100	@	Dean Foods Co.	535,479
358,083		Kraft Foods, Inc.	9,406,840
180,200		Tyson Foods, Inc.	2,275,926
			12,218,245
		Forest Products & Paper: 1.1%
275,231		International Paper Co.	6,118,385
142,600		MeadWestvaco Corp.	3,181,406
			9,299,791
		Gas: 0.6%
95,594		Sempra Energy	4,761,537
			4,761,537
		Healthcare - Products: 2.0%
64,400	@	Hospira, Inc.	2,872,240
145,523		Johnson & Johnson	8,860,895
139,811		Medtronic, Inc.	5,145,045
			16,878,180
		Healthcare - Services: 0.8%
32,700	@	Coventry Health Care, Inc.	652,692
15,576	@	Humana, Inc.	580,985
152,138		UnitedHealth Group, Inc.	3,809,536
36,000	@	WellPoint, Inc.	1,704,960
			6,748,173
		Home Builders: 0.1%
63,500		D.R. Horton, Inc.	724,535
			724,535
		Household Products/Wares: 1.0%
140,726		Kimberly-Clark Corp.	8,300,019
			8,300,019
		Insurance: 2.5%
101,095		Aflac, Inc.	4,320,800
25,400		AON Corp.	1,033,526
153,401		Chubb Corp.	7,732,944
77,627		Travelers Cos., Inc.	3,821,577
212,861		UnumProvident Corp.	4,563,740
			21,472,587
		Internet: 2.2%
19,300	@	Akamai Technologies, Inc.	379,824
15,778	@	Amazon.com, Inc.	1,473,034
290,607	@	eBay, Inc.	6,861,231
20,080	@	Google, Inc. - Class A	9,956,668
			18,670,757
		Iron/Steel: 0.8%
116,718		Nucor Corp.	5,486,913
25,850		United States Steel Corp.	1,146,965
			6,633,878
		Machinery - Construction & Mining: 0.3%
50,700		Caterpillar, Inc.	2,602,431
			2,602,431
		Machinery - Diversified: 0.2%
20,200		Flowserve Corp.	1,990,508
			1,990,508
		Media: 3.3%
621,030		Comcast Corp. – Class A	10,489,197
112,050	@, L	DIRECTV Group, Inc.	3,090,339
24,500		McGraw-Hill Cos., Inc.	615,930
13,100		Scripps Networks Interactive - Class A	484,045
25,989	@	Time Warner Cable, Inc.	1,119,866
321,928		Time Warner, Inc.	9,265,088
100,000	@	Viacom - Class B	2,804,000
			27,868,465

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 5.4%
45,800		3M Co.	$3,380,040
95,100		Dover Corp.	3,686,076
44,300		Eaton Corp.	2,506,937
1,183,033		General Electric Co.	19,425,399
68,900	S	Honeywell International, Inc.	2,559,635
177,000		Illinois Tool Works, Inc.	7,559,670
134,441		ITT Corp.	7,011,098
			46,128,855
		Office/Business Equipment: 0.9%
155,900		Pitney Bowes, Inc.	3,874,115
435,500		Xerox Corp.	3,370,770
			7,244,885
		Oil & Gas: 8.4%
40,727		Anadarko Petroleum Corp.	2,554,805
38,707		Apache Corp.	3,554,464
163,700		Chesapeake Energy Corp.	4,649,080
92,758		Chevron Corp.	6,532,946
39,800		ENSCO International, Inc.	1,693,092
37,900		EOG Resources, Inc.	3,165,029
352,239		ExxonMobil Corp.	24,167,118
83,845		Murphy Oil Corp.	4,826,957
110,668		Occidental Petroleum Corp.	8,676,371
83,900		Pioneer Natural Resources Co.	3,044,731
201,800		XTO Energy, Inc.	8,338,376
			71,202,969
		Oil & Gas Services: 1.0%
29,850	@	Cameron International Corp.	1,128,927
166,704	@	National Oilwell Varco, Inc.	7,189,944
10,192		Schlumberger Ltd.	607,443
			8,926,314
		Packaging & Containers: 0.8%
33,300		Ball Corp.	1,638,360
84,433		Bemis Co.	2,187,659
101,900	@	Pactiv Corp.	2,654,495
			6,480,514
		Pharmaceuticals: 6.6%
169,034		Abbott Laboratories	8,362,112
169,908		AmerisourceBergen Corp.	3,802,541
117,632		Bristol-Myers Squibb Co.	2,649,073
130,572		McKesson Corp.	7,775,563
109,846	@	Medco Health Solutions, Inc.	6,075,582
974,450		Pfizer, Inc.	16,127,148
152,700		Schering-Plough Corp.	4,313,775
38,941	@	Watson Pharmaceuticals, Inc.	1,426,798
120,103		Wyeth	5,834,604
			56,367,196
		Pipelines: 0.7%
345,600		Williams Cos., Inc.	6,175,872
			6,175,872
		Retail: 6.1%
52,000	@	Bed Bath & Beyond, Inc.	1,952,080
68,726		Family Dollar Stores, Inc.	1,814,366
131,231		Gap, Inc.	2,808,343
369,312		Home Depot, Inc.	9,838,472
110,800		JC Penney Co., Inc.	3,739,500
65,800	@	Kohl’s Corp.	3,753,890
219,100		Limited Brands, Inc.	3,722,509
63,879		McDonald’s Corp.	3,645,575
188,642		Staples, Inc.	4,380,267
72,600	@	Starbucks Corp.	1,499,190
193,834		Target Corp.	9,048,171
118,152		Wal-Mart Stores, Inc.	5,800,082
			52,002,445
		Savings & Loans: 0.7%
434,502		Hudson City Bancorp., Inc.	5,713,701
			5,713,701
		Semiconductors: 2.3%
102,200	@	Broadcom Corp.	3,136,518
389,152		Intel Corp.	7,615,705
364,100		Texas Instruments, Inc.	8,625,529
			19,377,752
		Software: 4.0%
294,262	S	CA, Inc.	6,470,821
171,000	@	Compuware Corp.	1,253,430
119,004		Fidelity National Information Services, Inc.	3,035,792
437,716		Microsoft Corp.	11,332,467
564,226		Oracle Corp.	11,758,470
			33,850,980
		Telecommunications: 6.5%
717,156		AT&T, Inc.	19,370,384

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
66,800		CenturyTel, Inc.		$2,244,480
800,470	@	Cisco Systems, Inc.		18,843,065
26,040		Corning, Inc.		398,672
26,735		Harris Corp.		1,005,236
190,616		Qualcomm, Inc.		8,573,908
210,200		Qwest Communications International, Inc.		800,862
127,216		Verizon Communications, Inc.		3,850,828
				55,087,435
		Transportation: 1.0%
83,700		CSX Corp.		3,503,682
40,400		Ryder System, Inc.		1,578,024
21,305		Union Pacific Corp.		1,243,147
32,700		United Parcel Service, Inc. - Class B		1,846,569
				8,171,422
		Total Common Stock
		(Cost $738,114,890)		825,111,161
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Apartments: 0.1%
20,839		Equity Residential		639,757
				639,757
		Healthcare: 0.1%
20,000		HCP, Inc.		574,800
				574,800
		Regional Malls: 0.6%
70,285		Simon Property Group, Inc.		4,879,888
				4,879,888
		Storage: 0.2%
25,100		Public Storage, Inc.		1,888,524
				1,888,524
		Warehouse/Industrial: 0.0%
36,200		Prologis		431,504
				431,504
		Total Real Estate Investment Trusts
		(Cost $6,330,969)		8,414,473
		Total Long-Term Investments
		(Cost $744,445,859)		833,525,634
SHORT-TERM INVESTMENTS: 3.6%
		Affiliated Mutual Fund: 3.3%
27,608,000	S	ING Institutional Prime Money Market Fund - Class I		27,608,000
		Total Mutual Fund
		(Cost $27,608,001)		27,608,000

Principal Amount				Value
		Securities Lending Collateral(CC): 0.3%
$1,438,000		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$1,438,000
1,608,803		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		1,287,042
		Total Securities Lending Collateral
		(Cost $3,046,803)		2,725,042
		Total Short-Term Investments
		(Cost $30,654,804)		30,333,042
		Total Investments in Securities
		(Cost $775,100,663)*	101.7%	$863,858,676
		Other Assets and Liabilities - Net	(1.7)	(14,555,308)
		Net Assets	100.0%	$849,303,368

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $820,988,018.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$108,647,224
		Gross Unrealized Depreciation		(65,776,566)
		Net Unrealized Appreciation		$42,870,658

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$825,111,161	$—	$—	$825,111,161
Real Estate Investment Trusts	8,414,473	—	—	8,414,473
Short-Term Investments	29,046,000	1,287,042	—	30,333,042
Total Investments, at value	$862,571,634	$1,287,042	$—	$863,858,676
Other Financial Instruments++ :
Futures	28,256	—	—	28,256
Total Assets	$862,599,890	$1,287,042	$—	$863,886,932

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Index Plus LargeCap Portfolio Open Futures Contracts on September 30, 2009:

	Number of		Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500	64	12/17/09	$28,256
			$28,256

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$28,256
Total	$28,256

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.2%
		Advertising: 0.3%
140,042		Harte-Hanks, Inc.	$1,936,781
			1,936,781
		Aerospace/Defense: 0.2%
19,431	@	Alliant Techsystems, Inc.	1,512,703
1,097	@	BE Aerospace, Inc.	22,094
			1,534,797
		Agriculture: 0.3%
39,857		Universal Corp.	1,666,820
			1,666,820
		Apparel: 0.7%
164,881	@	Timberland Co.	2,295,144
43,004	@	Warnaco Group, Inc.	1,886,155
			4,181,299
		Auto Manufacturers: 0.4%
88,300		Oshkosh Truck Corp.	2,731,119
			2,731,119
		Banks: 3.3%
132,065		Bancorpsouth, Inc.	3,223,707
95,450		Bank of Hawaii Corp.	3,964,993
15,942		Commerce Bancshares, Inc.	593,680
67,189		Cullen/Frost Bankers, Inc.	3,469,640
139,486		FirstMerit Corp.	2,654,419
154,000	L	International Bancshares Corp.	2,511,740
131,264		Trustmark Corp.	2,500,579
8,833	L	Valley National Bancorp.	108,558
38,800	L	Westamerica Bancorp.	2,017,600
			21,044,916
		Beverages: 0.5%
48,560	@	Hansen Natural Corp.	1,784,094
38,103		PepsiAmericas, Inc.	1,088,222
			2,872,316
		Biotechnology: 1.1%
19,000	@	Bio-Rad Laboratories, Inc.	1,745,720
49,050	@	Charles River Laboratories International, Inc.	1,813,869
85,450	@	Vertex Pharmaceuticals, Inc.	3,238,555
			6,798,144
		Building Materials: 0.0%
7,953		Lennox International, Inc.	287,262
			287,262
		Chemicals: 2.9%
79,400		Ashland, Inc.	3,431,668
45,088		Cabot Corp.	1,041,984
71,056		Lubrizol Corp.	5,077,662
64,800		Minerals Technologies, Inc.	3,081,888
42,354		Sensient Technologies Corp.	1,176,171
75,917		Terra Industries, Inc.	2,632,042
67,300		Valspar Corp.	1,851,423
			18,292,838
		Coal: 0.4%
59,306		Arch Coal, Inc.	1,312,442
103,901	@	Patriot Coal Corp.	1,221,876
			2,534,318
		Commercial Services: 7.2%
80,100	L	Aaron Rents, Inc.	2,114,640
11,499	@, L	Alliance Data Systems Corp.	702,359
9,863	@	Brink’s Home Security Holdings, Inc.	303,682
38,590	@	Career Education Corp.	940,824
163,700	@	Corinthian Colleges, Inc.	3,038,272
35,778	@	Corrections Corp. of America	810,372
85,805		Deluxe Corp.	1,467,266
22,953	@	FTI Consulting, Inc.	978,027
26,161	@	Gartner, Inc.	477,961
67,180		Global Payments, Inc.	3,137,306
125,900	@	Hewitt Associates, Inc.	4,586,537
28,128	@	ITT Educational Services, Inc.	3,105,612
61,100		Kelly Services, Inc.	751,530
65,200		Lender Processing Services, Inc.	2,488,684
79,106		Manpower, Inc.	4,486,101
181,952	@	MPS Group, Inc.	1,914,135
51,269	@	Navigant Consulting, Inc.	692,132
65,619		Pharmaceutical Product Development, Inc.	1,439,681
212,500	@	Rent-A-Center, Inc.	4,012,000
259,100	@	SAIC, Inc.	4,544,614
197,200		Service Corp. International	1,382,372

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
59,900		Watson Wyatt Worldwide, Inc.	$2,609,244
			45,983,351
		Computers: 3.2%
95,150		Diebold, Inc.	3,133,290
77,880	@	DST Systems, Inc.	3,489,024
42,300		Jack Henry & Associates, Inc.	992,781
123,868	@	Micros Systems, Inc.	3,739,575
277,625	@	NCR Corp.	3,836,778
69,050	@, L	Palm, Inc.	1,203,542
165,422	@	Synopsys, Inc.	3,708,761
			20,103,751
		Distribution/Wholesale: 1.8%
66,045	@	Fossil, Inc.	1,878,980
239,344	@	Ingram Micro, Inc.	4,032,946
70,500	@	LKQ Corp.	1,307,070
108,433	@	Tech Data Corp.	4,511,897
			11,730,893
		Diversified Financial Services: 1.1%
5,545	@	Affiliated Managers Group, Inc.	360,480
66,944		Eaton Vance Corp.	1,873,763
95,684		Jefferies Group, Inc.	2,605,475
95,012		Raymond James Financial, Inc.	2,211,879
2,757		Waddell & Reed Financial, Inc.	78,437
			7,130,034
		Electric: 2.7%
27,300		Alliant Energy Corp.	760,305
47,600		DPL, Inc.	1,242,360
219,101		Great Plains Energy, Inc.	3,932,863
116,988		MDU Resources Group, Inc.	2,439,200
142,200		NSTAR	4,524,804
4,280		NV Energy, Inc.	49,605
76,519		OGE Energy Corp.	2,531,249
145,225		PNM Resources, Inc.	1,696,228
			17,176,614
		Electrical Components & Equipment: 1.4%
56,842		Ametek, Inc.	1,984,354
43,500	@	Energizer Holdings, Inc.	2,885,790
96,543		Hubbell, Inc.	4,054,806
			8,924,950
		Electronics: 2.8%
170,250	@	Arrow Electronics, Inc.	4,792,538
170,637	@	Avnet, Inc.	4,431,443
30,465		Gentex Corp.	431,080
27,520	@, @@	Mettler Toledo International, Inc.	2,493,037
81,705	@	Thomas & Betts Corp.	2,457,686
3,018	@	Trimble Navigation Ltd.	72,160
21,959	@	Varian, Inc.	1,121,227
258,000	@	Vishay Intertechnology, Inc.	2,038,200
			17,837,371
		Engineering & Construction: 2.7%
71,200	@	Aecom Technology Corp.	1,932,368
113,881	@	Dycom Industries, Inc.	1,400,736
11,393		Granite Construction, Inc.	352,499
238,160		KBR, Inc.	5,546,746
90,222	@	Shaw Group, Inc.	2,895,224
116,570	@	URS Corp.	5,088,281
			17,215,854
		Environmental Control: 0.2%
1,028	@	Clean Harbors, Inc.	57,835
38,291	@	Waste Connections, Inc.	1,105,078
			1,162,913
		Food: 1.4%
70,362		Lancaster Colony Corp.	3,607,460
73,393	@	Ralcorp Holdings, Inc.	4,291,289
22,426		Ruddick Corp.	596,980
50,850	@	Smithfield Foods, Inc.	701,730
			9,197,459
		Gas: 2.3%
53,955		AGL Resources, Inc.	1,902,993
101,356		Energen Corp.	4,368,444
25,500		National Fuel Gas Co.	1,168,155
135,821		Southern Union Co.	2,823,719
155,666		UGI Corp.	3,900,990
23,000		WGL Holdings, Inc.	762,220
			14,926,521
		Hand/Machine Tools: 0.4%
11,942		Kennametal, Inc.	293,893
44,511		Lincoln Electric Holdings, Inc.	2,112,047
			2,405,940
		Healthcare - Products: 3.5%
15,437		Beckman Coulter, Inc.	1,064,227
82,766	@	Gen-Probe, Inc.	3,429,823

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
36,227	@	Henry Schein, Inc.	$1,989,225
84,765		Hill-Rom Holdings, Inc.	1,846,182
208,906	@	Hologic, Inc.	3,413,524
107,810	@	Kinetic Concepts, Inc.	3,986,814
15,384	@	Resmed, Inc.	695,357
145,134		Steris Corp.	4,419,330
24,600		Techne Corp.	1,538,730
			22,383,212
		Healthcare - Services: 2.2%
140,962	@	Community Health Systems, Inc.	4,500,917
116,900	@	Kindred Healthcare, Inc.	1,897,287
1,479	@	LifePoint Hospitals, Inc.	40,022
126,985	@	Lincare Holdings, Inc.	3,968,281
48,500		Universal Health Services, Inc.	3,003,605
34,596	@	WellCare Health Plans, Inc.	852,791
			14,262,903
		Home Builders: 1.2%
105,290		MDC Holdings, Inc.	3,657,775
4,386	@	NVR, Inc.	2,795,505
37,699		Ryland Group, Inc.	794,318
16,610		Thor Industries, Inc.	514,080
			7,761,678
		Household Products/Wares: 1.4%
75,400		American Greetings Corp.	1,681,420
62,354		Church & Dwight Co., Inc.	3,537,966
27,325		Scotts Miracle-Gro Co.	1,173,609
68,678		Tupperware Corp.	2,741,626
			9,134,621
		Insurance: 5.6%
171,727		American Financial Group, Inc.	4,379,039
72,094	@@	Everest Re Group Ltd.	6,322,644
73,748		Fidelity National Title Group, Inc.	1,112,120
69,755		Hanover Insurance Group, Inc.	2,882,974
192,514		HCC Insurance Holdings, Inc.	5,265,258
150,822		Protective Life Corp.	3,230,607
125,424		Reinsurance Group of America, Inc.	5,593,910
113,610		Stancorp Financial Group, Inc.	4,586,436
2,259		Unitrin, Inc.	44,028
92,853		WR Berkley Corp.	2,347,324
			35,764,340
		Internet: 1.2%
21,592	@	Avocent Corp.	437,670
56,050	@	F5 Networks, Inc.	2,221,262
6,600	@, L	NetFlix, Inc.	304,722
28,306	@	Priceline.com, Inc.	4,693,701
			7,657,355
		Investment Companies: 0.1%
90,292	S	Apollo Investment Corp.	862,289
			862,289
		Iron/Steel: 1.7%
164,251		Cliffs Natural Resources, Inc.	5,315,162
90,500		Reliance Steel & Aluminum Co.	3,851,680
106,912		Steel Dynamics, Inc.	1,640,030
			10,806,872
		Machinery - Construction & Mining: 1.0%
36,100		Bucyrus International, Inc.	1,285,882
103,032		Joy Global, Inc.	5,042,386
147	@	Terex Corp.	3,047
			6,331,315
		Machinery - Diversified: 1.5%
3,472	@	AGCO Corp.	95,931
46,820		Graco, Inc.	1,304,873
59,189		IDEX Corp.	1,654,333
26,536		Nordson Corp.	1,488,404
62,085		Roper Industries, Inc.	3,165,093
43,476		Wabtec Corp.	1,631,654
			9,340,288
		Media: 0.8%
92,083		John Wiley & Sons, Inc.	3,202,647
63,500		Scholastic Corp.	1,545,590
			4,748,237
		Metal Fabricate/Hardware: 1.6%
220,000	S	Commercial Metals Co.	3,938,000
150,284		Timken Co.	3,521,154
5,704		Valmont Industries, Inc.	485,867
156,990		Worthington Industries	2,182,161
			10,127,182
		Miscellaneous Manufacturing: 3.3%
46,038		Aptargroup, Inc.	1,719,980
77,300		Brink’s Co.	2,080,143
105,500		Carlisle Cos., Inc.	3,577,505
21,215		Crane Co.	547,559

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
72,889		Donaldson Co., Inc.	$2,524,146
5,943		Federal Signal Corp.	42,730
139,479		Harsco Corp.	4,938,951
16,308		Matthews International Corp. - Class A	576,977
116,562		Pentair, Inc.	3,440,910
22,778		SPX Corp.	1,395,608
			20,844,509
		Office Furnishings: 0.0%
1,328		HNI, Corp.	31,341
			31,341
		Oil & Gas: 3.2%
50,702	@	Bill Barrett Corp.	1,662,519
42,100	@	Encore Acquisition Co.	1,574,540
85,350		Frontier Oil Corp.	1,188,072
30,512		Helmerich & Payne, Inc.	1,206,139
97,340	@	Newfield Exploration Co.	4,142,790
238,229		Patterson-UTI Energy, Inc.	3,597,258
46,373	@	Plains Exploration & Production Co.	1,282,677
155,210	@	Pride International, Inc.	4,724,592
84,166	@, L	Quicksilver Resources, Inc.	1,194,316
2	@, L	Seahawk Drilling, Inc.	62
			20,572,965
		Oil & Gas Services: 0.6%
139,199	@	Helix Energy Solutions Group, Inc.	2,085,201
31,971	@	Oceaneering International, Inc.	1,814,354
			3,899,555
		Packaging & Containers: 1.6%
205,282		Packaging Corp. of America	4,187,753
136,053		Sonoco Products Co.	3,746,900
148,332		Temple-Inland, Inc.	2,435,611
			10,370,264
		Pharmaceuticals: 3.1%
170,040	@	Endo Pharmaceuticals Holdings, Inc.	3,848,005
104,409		Medicis Pharmaceutical Corp.	2,229,132
149,698		Omnicare, Inc.	3,371,199
128,889		Perrigo Co.	4,380,937
126,389	@	Sepracor, Inc.	2,894,308
106,254	@	Valeant Pharmaceuticals International	2,981,487
			19,705,068
		Pipelines: 0.1%
18,571		Oneok, Inc.	680,070
			680,070
		Real Estate: 0.1%
13,573	L	Jones Lang LaSalle, Inc.	642,953
			642,953
		Retail: 9.5%
110,400	@	99 Cents Only Stores	1,484,880
110,300		Advance Auto Parts, Inc.	4,332,584
98,225	@	Aeropostale, Inc.	4,269,841
104,796	L	Barnes & Noble, Inc.	2,328,567
52,040	@	BJ’s Wholesale Club, Inc.	1,884,889
73,414		Bob Evans Farms, Inc.	2,133,411
118,799		Brinker International, Inc.	1,868,708
161,713	@	Carmax, Inc.	3,379,802
150,369	@	Cheesecake Factory	2,784,834
166,800	@	Chico’s FAS, Inc.	2,168,400
15,760	@, L	Chipotle Mexican Grill, Inc.	1,529,508
4,842	@	Collective Brands, Inc.	83,912
3,167	@	Copart, Inc.	105,176
109,292	@	Dollar Tree, Inc.	5,320,335
151,500		Foot Locker, Inc.	1,810,425
57,286		Guess ?, Inc.	2,121,873
62,842		MSC Industrial Direct Co.	2,738,654
23,969	@	Panera Bread Co.	1,318,295
158,733		Petsmart, Inc.	3,452,443
83,766		Phillips-Van Heusen	3,584,347
145,358		Ross Stores, Inc.	6,943,752
20,830	@	Urban Outfitters, Inc.	628,441
191,338		Williams-Sonoma, Inc.	3,870,768
			60,143,845
		Savings & Loans: 1.6%
19,778		First Niagara Financial Group, Inc.	243,863
549,100	L	New York Community Bancorp., Inc.	6,270,711
329,100		NewAlliance Bancshares, Inc.	3,521,370
			10,035,944
		Semiconductors: 1.1%
26,324	@	Atmel Corp.	110,298
35,600	@	Cree, Inc.	1,308,300
77,400	@	Fairchild Semiconductor International, Inc.	791,802
364,200	@	Integrated Device Technology, Inc.	2,461,992
3,092		Intersil Corp.	47,339
9,393	@	Lam Research Corp.	320,865

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
98,358	@	Semtech Corp.	$1,673,070
			6,713,666
		Software: 3.6%
29,953	@	ACI Worldwide, Inc.	453,189
120,361		Acxiom Corp.	1,138,615
10,515	@, L	Advent Software, Inc.	423,229
55,000	@	Ansys, Inc.	2,060,850
216,100		Broadridge Financial Solutions ADR	4,343,610
10,568	@, L	Cerner Corp.	790,486
135,467		Fair Isaac Corp.	2,911,186
22,700	@	Mantech International Corp.	1,070,532
75,100	@	Metavante Technologies, inc.	2,589,448
8,127	@	Parametric Technology Corp.	112,315
168,700	@	Quest Software, Inc.	2,842,595
114,925	@	Sybase, Inc.	4,470,583
			23,206,638
		Telecommunications: 2.0%
479,216	@	3Com Corp.	2,506,300
80,882	@, S	ADC Telecommunications, Inc.	674,556
8,329	@	Cincinnati Bell, Inc.	29,152
95,769	@	CommScope, Inc.	2,866,366
103,530	@	NeuStar, Inc.	2,339,778
46,094		Plantronics, Inc.	1,235,780
48,200	@	Polycom, Inc.	1,289,350
232,300	@	RF Micro Devices, Inc.	1,261,389
28,009	@	Syniverse Holdings, Inc.	490,158
			12,692,829
		Textiles: 0.2%
21,578	@	Mohawk Industries, Inc.	1,029,055
			1,029,055
		Toys/Games/Hobbies: 0.3%
36,600	@	Marvel Entertainment, Inc.	1,816,092
			1,816,092
		Transportation: 1.8%
44,361		Con-way, Inc.	1,699,914
40,900	@	Kirby Corp.	1,505,938
45,053		Landstar System, Inc.	1,714,717
88,487	L	Overseas Shipholding Group	3,306,759
74,404		Tidewater, Inc.	3,503,684
			11,731,012
		Total Common Stock
		(Cost $530,121,485)	580,972,359
REAL ESTATE INVESTMENT TRUSTS: 6.9%
		Apartments: 1.1%
42,236		BRE Properties, Inc.	1,321,987
39,987		Camden Property Trust	1,611,476
15,700		Essex Property Trust, Inc.	1,249,406
160,900		UDR, Inc.	2,532,566
			6,715,435
		Diversified: 1.1%
113,769		Cousins Properties, Inc.	942,007
126,931		Duke Realty Corp.	1,524,441
104,000		Liberty Property Trust	3,383,120
44,410		Potlatch Corp.	1,263,465
			7,113,033
		Forest Products & Paper: 0.5%
75,716		Rayonier, Inc.	3,097,542
			3,097,542
		Healthcare: 0.4%
80,100		Nationwide Health Properties, Inc.	2,482,299
			2,482,299
		Hotels: 0.2%
57,300	@	Hospitality Properties Trust	1,167,201
			1,167,201
		Office Property: 1.4%
44,242		Alexandria Real Estate Equities, Inc.	2,404,553
42,300		Corporate Office Properties Trust SBI MD	1,560,024
35,680		Highwoods Properties, Inc.	1,122,136
61,150		Mack-Cali Realty Corp.	1,976,980
40,900		SL Green Realty Corp.	1,793,465
			8,857,158
		Regional Malls: 0.3%
60,599	L	Macerich Co.	1,837,968
			1,837,968
		Shopping Centers: 1.1%
43,906	L	Equity One, Inc.	688,007
43,000		Federal Realty Investment Trust	2,638,910
42,700		Regency Centers Corp.	1,582,035
114,972		Weingarten Realty Investors	2,290,242
			7,199,194

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Single Tenant: 0.4%
94,500		Realty Income Corp.		$2,423,925
				2,423,925
		Warehouse/Industrial: 0.4%
117,610		AMB Property Corp.		2,699,150
				2,699,150
		Total Real Estate Investment Trusts
		(Cost $36,794,490)		43,592,905
		Total Long-Term Investments
		(Cost $566,915,975)		624,565,264
SHORT-TERM INVESTMENTS: 4.8%
		Affiliated Mutual Fund: 1.6%
10,068,000	S	ING Institutional Prime Money Market Fund - Class I		10,068,000
		Total Mutual Fund
		(Cost $10,068,000)		10,068,000

Principal Amount				Value
		Securities Lending Collateral(CC): 3.2%
$18,523,006		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$18,523,006
2,851,192		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		2,280,954
		Total Securities Lending Collateral
		(Cost $21,374,198)		20,803,960
		Total Short-Term Investments
		(Cost $31,442,198)		30,871,960
		Total Investments in Securities
		(Cost $598,358,173)*	102.9%	$655,437,224
		Other Assets and Liabilities - Net	(2.9)	(18,686,261)
		Net Assets	100.0%	$636,750,963

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $611,164,841.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$81,999,257
		Gross Unrealized Depreciation		(37,726,874)
		Net Unrealized Appreciation		$44,272,383

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$580,972,359	$—	$—	$580,972,359
Real Estate Investment Trusts	43,592,905	—	—	43,592,905
Short-Term Investments	28,591,006	2,280,954	—	30,871,960
Total Investments, at value	$653,156,270	$2,280,954	$—	$655,437,224
Other Financial Instruments++ :
Futures	123,792	—	—	123,792
Total Assets	$653,280,062	$2,280,954	$—	$655,561,016

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Index Plus MidCap Portfolio Open Futures Contracts on September 30, 2009:

	Number of		Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P MidCap 400 Index	40	12/17/09	$123,792
			$123,792

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$123,792
Total	$123,792

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.6%
		Advertising: 0.2%
28,114	@	inVentiv Health, Inc.	$470,347
			470,347
		Aerospace/Defense: 2.9%
17,216	@	AAR Corp.	377,719
8,004	@	Aerovironment, Inc.	224,832
31,863		Cubic Corp.	1,257,633
15,900		Curtiss-Wright Corp.	542,667
43,521	@	Esterline Technologies Corp.	1,706,458
162,800	@	Gencorp, Inc.	872,608
12,128	@	Moog, Inc.	357,776
14,804		National Presto Industries, Inc.	1,280,694
70,367	@	Orbital Sciences Corp.	1,053,394
13,390	@	Teledyne Technologies, Inc.	481,906
7,618		Triumph Group, Inc.	365,588
			8,521,275
		Agriculture: 0.3%
81,800	@	Alliance One International, Inc.	366,464
16,911		Andersons, Inc.	595,267
			961,731
		Airlines: 0.4%
77,901	S	Skywest, Inc.	1,291,599
			1,291,599
		Apparel: 2.0%
63,216	@	Carter’s, Inc.	1,687,867
49,108	@	CROCS, Inc.	326,568
15,779	@	Deckers Outdoor Corp.	1,338,848
70,915	@	Iconix Brand Group, Inc.	884,310
14,738		Oxford Industries, Inc.	290,339
32,609	@	True Religion Apparel, Inc.	845,551
11,867	@, L	Volcom, Inc.	195,568
10,268		Wolverine World Wide, Inc.	255,057
			5,824,108
		Auto Parts & Equipment: 0.6%
41,700	@	ATC Technology Corp.	823,992
35,815		Spartan Motors, Inc.	184,089
18,429	@	Standard Motor Products, Inc.	280,121
34,607		Superior Industries International	491,419
			1,779,621
		Banks: 7.0%
92,158		Bank Mutual Corp.	814,677
37,153		Bank of the Ozarks, Inc.	985,669
47,500		Community Bank System, Inc.	867,825
75,334		First Financial Bancorp.	907,775
32,150	L	First Financial Bankshares, Inc.	1,590,139
151	L	Frontier Financial Corp.	165
106,278	L	Glacier Bancorp., Inc.	1,587,793
33,751		Hancock Holding Co.	1,268,025
18,032		Home Bancshares, Inc.	395,261
28,192		Independent Bank Corp.	623,889
15,337		Nara Bancorp., Inc.	106,592
14,100		NBT Bancorp., Inc.	317,814
18,465		Old National Bancorp.	206,808
24,316		PrivateBancorp, Inc.	594,769
60,055		Prosperity Bancshares, Inc.	2,089,313
889		S&T Bancorp, Inc.	11,521
47,838	@	Signature Bank	1,387,302
32,439		Simmons First National Corp.	934,568
65,310		Sterling Bancorp.	471,538
45,500		Sterling Bancshares, Inc.	332,605
102		Susquehanna Bancshares, Inc.	601
23,778		Tompkins Financial Corp.	1,039,099
81,389	L	Trustco Bank Corp.	508,681
34,344		UMB Financial Corp.	1,388,871
8,689		Umpqua Holdings Corp.	92,103
65,100	L	United Bankshares, Inc.	1,275,309
68,257		Wilshire Bancorp., Inc.	501,006
17,024		Wintrust Financial Corp.	475,991
			20,775,709
		Beverages: 0.6%
21,750	@, L	Green Mountain Coffee Roasters, Inc.	1,606,020
7,600	@	Peet’s Coffee & Tea, Inc.	214,548
			1,820,568
		Biotechnology: 1.2%
31,200	@	Arqule, Inc.	141,648

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
28,414	@	Cambrex Corp.	$179,008
80,050	@	Cubist Pharmaceuticals, Inc.	1,617,010
618	@	Enzo Biochem, Inc.	4,375
48,050	@	Martek Biosciences Corp.	1,085,450
22,994	@	Regeneron Pharmaceuticals, Inc.	443,784
			3,471,275
		Building Materials: 1.6%
28,294		AAON, Inc.	568,144
57,610		Apogee Enterprises, Inc.	865,302
28,900		Comfort Systems USA, Inc.	334,951
36,200		Eagle Materials, Inc.	1,034,596
39,643		Gibraltar Industries, Inc.	526,063
47,790	@, L	NCI Building Systems, Inc.	152,928
3,880	L	Texas Industries, Inc.	162,921
24,300		Universal Forest Products, Inc.	958,878
			4,603,783
		Chemicals: 3.1%
307		American Vanguard Corp.	2,551
22,708		Arch Chemicals, Inc.	681,013
42,833		Balchem Corp.	1,126,508
70,162		HB Fuller Co.	1,466,386
13,630		NewMarket Corp.	1,268,135
23,815	@	OM Group, Inc.	723,738
153,826	@	PolyOne Corp.	1,026,019
16,902		Quaker Chemical Corp.	370,661
58,426		Schulman A, Inc.	1,164,430
19,969		Stepan Co.	1,199,738
14,992		Zep, Inc.	243,620
			9,272,799
		Commercial Services: 4.7%
30,132		Administaff, Inc.	791,568
7,369	@	American Public Education, Inc.	255,999
26,830	@	AMN Healthcare Services, Inc.	255,153
16,830		Arbitron, Inc.	349,391
15,800	@	Capella Education Co.	1,063,972
21,715		CDI Corp.	305,096
15,234		Chemed Corp.	668,620
764	@	Coinstar, Inc.	25,197
13,093	@	Consolidated Graphics, Inc.	326,670
8,200	@	Corvel Corp.	232,880
40,300	@	Forrester Research, Inc.	1,073,592
42,200	@	Geo Group, Inc.	851,174
12,000		Healthcare Services Group	220,320
17,904		Heartland Payment Systems, Inc.	259,787
13,094		Hillenbrand, Inc.	266,725
307	@	HMS Holdings Corp.	11,737
55,851	@	Kendle International, Inc.	933,829
50,033	@	Live Nation, Inc.	409,770
115,850	@	On Assignment, Inc.	677,723
17,198	@	Parexel International Corp.	233,721
14,466	@	Pre-Paid Legal Services, Inc.	734,873
21,795	@	Spherion Corp.	135,347
53,700	@	TeleTech Holdings, Inc.	916,122
34,300	@	Ticketmaster Entertainment, Inc.	400,967
16,920	@	TrueBlue, Inc.	238,064
18,314	@	Universal Technical Institute, Inc.	360,786
26,367		Viad Corp.	524,967
48,659	@	Wright Express Corp.	1,435,927
			13,959,977
		Computers: 2.6%
25,221	@	Agilysys, Inc.	166,206
42,021	@	CACI International, Inc.	1,986,333
178,994	@	Ciber, Inc.	715,976
74,437	@	Insight Enterprises, Inc.	908,876
42,261	@	Manhattan Associates, Inc.	853,672
24,300	@	Netscout Systems, Inc.	328,293
37,300	@	Radiant Systems, Inc.	400,602
72,270	@	Radisys Corp.	628,026
46,964	@	SYKES Enterprises, Inc.	977,790
28,156	@, L	Synaptics, Inc.	709,531
			7,675,305
		Cosmetics/Personal Care: 0.2%
7,760	@	Chattem, Inc.	515,342
			515,342
		Distribution/Wholesale: 1.4%
118,614	@	Brightpoint, Inc.	1,037,873
35,900	L	Pool Corp.	797,698
48,791	@	Scansource, Inc.	1,381,761
903	@	School Specialty, Inc.	21,419
5,877	@	United Stationers, Inc.	279,804
10,499		Watsco, Inc.	566,001
			4,084,556

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 2.1%
3,106	L	Greenhill & Co., Inc.	$278,235
52,729	@	Investment Technology Group, Inc.	1,472,194
69,175		National Financial Partners Corp.	603,206
51,816		OptionsXpress Holdings, Inc.	895,380
7,300	@	Piper Jaffray Cos.	348,356
6,588	@, L	Portfolio Recovery Associates, Inc.	298,634
16,207	@	Stifel Financial Corp.	889,764
25,855		SWS Group, Inc.	372,312
40,988	@, L	World Acceptance, Corp.	1,033,307
			6,191,388
		Electric: 0.7%
38,701		Avista Corp.	782,534
15,100		Central Vermont Public Service Corp.	291,430
2,401		CH Energy Group, Inc.	106,388
22,193		UIL Holdings Corp.	585,673
13,086		Unisource Energy Corp.	402,395
			2,168,420
		Electrical Components & Equipment: 0.3%
13,409		Belden CDT, Inc.	309,748
24,624		Encore Wire Corp.	550,100
			859,848
		Electronics: 4.4%
12,100		American Science & Engineering, Inc.	823,284
6,794		Badger Meter, Inc.	262,860
11,745		Bel Fuse, Inc.	223,507
101,230	@	Benchmark Electronics, Inc.	1,822,140
55,037		Brady Corp.	1,580,663
78,682	@	Checkpoint Systems, Inc.	1,293,532
43,466		CTS Corp.	404,234
18,900		Daktronics, Inc.	161,973
5,267	@	Dionex Corp.	342,197
31,815	@	FEI Co.	784,240
34,006		Methode Electronics, Inc.	294,832
94,559	@	Newport Corp.	828,337
29,021		Park Electrochemical Corp.	715,368
29,820	@	Plexus Corp.	785,459
44,251		Technitrol, Inc.	407,552
72,112	@	TTM Technologies, Inc.	827,125
46,300		Watts Water Technologies, Inc.	1,400,575
			12,957,878
		Energy - Alternate Sources: 0.0%
4,280	@	Headwaters, Inc.	16,564
			16,564
		Engineering & Construction: 1.1%
93,092	@	EMCOR Group, Inc.	2,357,087
9,700	@	Exponent, Inc.	273,249
18,089	@	Insituform Technologies, Inc.	346,223
11,400	@	Stanley, Inc.	293,208
			3,269,767
		Entertainment: 0.3%
24,419	@	Pinnacle Entertainment, Inc.	248,830
62,000	@	Shuffle Master, Inc.	584,040
			832,870
		Environmental Control: 0.9%
41,831	@	Calgon Carbon Corp.	620,354
39,932	@	Darling International, Inc.	293,500
67,194	@	Tetra Tech, Inc.	1,782,657
			2,696,511
		Food: 1.5%
2,062	L	Cal-Maine Foods, Inc.	55,200
18,578		Diamond Foods, Inc.	589,294
30,400		J&J Snack Foods Corp.	1,312,976
15,190		Nash Finch Co.	415,295
21,400		Sanderson Farms, Inc.	805,496
22,344	@	TreeHouse Foods, Inc.	797,010
23,278	@	United Natural Foods, Inc.	556,810
			4,532,081
		Forest Products & Paper: 0.9%
32,947	@	Buckeye Technologies, Inc.	353,521
8,400	@	Clearwater Paper Corp.	347,172
29,800		Schweitzer-Mauduit International, Inc.	1,619,928
22,728		Wausau Paper Corp.	227,280
			2,547,901
		Gas: 2.4%
97,436		Atmos Energy Corp.	2,745,746
12,304		Laclede Group, Inc.	395,697
52,656		New Jersey Resources Corp.	1,911,939
4,900		Northwest Natural Gas Co.	204,134
28,076		Piedmont Natural Gas Co.	672,139
17,190		South Jersey Industries, Inc.	606,807
26,000		Southwest Gas Corp.	665,080
			7,201,542

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 0.2%
8,928		Baldor Electric Co.	$244,092
9,001		Regal-Beloit Corp.	411,436
			655,528
		Healthcare - Products: 3.1%
8,445	@	Abaxism, Inc.	225,904
52,500	@	Align Technology, Inc.	746,550
102,950	@	American Medical Systems Holdings, Inc.	1,741,914
7,430		Cooper Cos., Inc.	220,894
47,440	@	Cyberonics	756,194
15,750	@	Haemonetics Corp.	883,890
30,900	@	Hanger Orthopedic Group, Inc.	428,583
403	@	ICU Medical, Inc.	14,855
53,938		Invacare Corp.	1,201,739
41,870	@	Kensey Nash Corp.	1,212,137
57,100	@	PSS World Medical, Inc.	1,246,493
26,552	@	Symmetry Medical, Inc.	275,344
6,560		West Pharmaceutical Services, Inc.	266,402
			9,220,899
		Healthcare - Services: 4.9%
4,664	@	Air Methods Corp.	151,906
11,523	@	Almost Family, Inc.	342,809
35,711	@, L	Amedisys, Inc.	1,558,071
9,746	@	AMERIGROUP Corp.	216,069
65,643	@	Amsurg Corp.	1,393,601
45,176	@	Centene Corp.	855,633
7,400	@	Genoptix, Inc.	257,372
48,279	@	Gentiva Health Services, Inc.	1,207,458
59,670	@	Healthspring, Inc.	730,958
26,026	@	Healthways, Inc.	398,718
147	@	IPC The Hospitalist Co., Inc.	4,623
28,092	@	LHC Group, Inc.	840,794
57,050	@	Magellan Health Services, Inc.	1,771,973
52,043	@	Mednax, Inc.	2,858,202
37,464	@	Molina Healthcare, Inc.	775,130
65,417	@	Odyssey HealthCare, Inc.	817,713
18,000	@	RehabCare Group, Inc.	390,420
			14,571,450
		Home Builders: 0.5%
32,700	@	M/I Homes, Inc.	444,393
22,984	@	Meritage Homes Corp.	466,575
134,419	@	Standard-Pacific Corp.	496,006
			1,406,974
		Home Furnishings: 0.5%
13,585	@	DTS, Inc.	371,957
73,162		La-Z-Boy, Inc.	632,851
24,530	@	Universal Electronics, Inc.	500,903
			1,505,711
		Household Products/Wares: 0.4%
65,974	@	Central Garden & Pet Co.	721,096
24,300	@	Helen of Troy Ltd.	472,149
			1,193,245
		Housewares: 0.5%
36,152		Toro Co.	1,437,765
			1,437,765
		Insurance: 3.1%
18,643		American Physicians Capital, Inc.	537,105
37,455	@	Amerisafe, Inc.	646,099
67,240		Delphi Financial Group	1,521,641
1,336		Employers Holdings, Inc.	20,681
27,365		Infinity Property & Casualty Corp.	1,162,465
758	@	Navigators Group, Inc.	41,690
42,092	@	ProAssurance Corp.	2,196,781
13,344		RLI Corp.	704,296
35,144		Safety Insurance Group, Inc.	1,156,940
18,301		Selective Insurance Group	287,875
33,560		Tower Group, Inc.	818,528
			9,094,101
		Internet: 2.8%
37,760	@	Blue Coat Systems, Inc.	852,998
10,850	@, L	Blue Nile, Inc.	674,002
38,412	@	Cybersource Corp.	640,328
21,654	@	DealerTrack Holdings, Inc.	409,477
108,228	@	eResearch Technology, Inc.	757,596
64,940	@	j2 Global Communications, Inc.	1,494,269
28,350	L	Nutri/System, Inc.	432,621
59,640	@	Perficient, Inc.	493,223
50,744	@	Stamps.com, Inc.	469,382
135,581		United Online, Inc.	1,090,071
63,581	@	Websense, Inc.	1,068,161
			8,382,128

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.5%
27,900	@	Interval Leisure Group, Inc.	$348,192
28,096		Polaris Industries, Inc.	1,145,755
			1,493,947
		Lodging: 0.0%
859		Marcus Corp.	10,987
			10,987
		Machinery - Diversified: 1.4%
33,596		Applied Industrial Technologies, Inc.	710,891
44,631		Briggs & Stratton Corp.	866,288
1,210		Cognex Corp.	19,820
35,071	@	Gardner Denver, Inc.	1,223,276
38,636	@	Gerber Scientific, Inc.	231,043
16,971	@	Intermec, Inc.	239,291
12,747	L	Lindsay Manufacturing Co.	501,977
9,500		Robbins & Myers, Inc.	223,060
			4,015,646
		Metal Fabricate/Hardware: 0.6%
14,091		Lawson Products	245,324
61,655		Mueller Industries, Inc.	1,471,705
			1,717,029
		Mining: 0.2%
4,947		Amcol International Corp.	113,237
13,128	@	Brush Engineered Materials, Inc.	321,111
1,007	@	Century Aluminum Co.	9,415
			443,763
		Miscellaneous Manufacturing: 2.2%
80,117		Actuant Corp.	1,286,679
7,633		Acuity Brands, Inc.	245,859
21,800		AO Smith Corp.	830,580
20,089	@	AZZ, Inc.	806,975
40,776	@	Ceradyne, Inc.	747,424
16,969		Clarcor, Inc.	532,148
16,947	@	ESCO Technologies, Inc.	667,712
1,442	@	Griffon Corp.	14,521
24,250		John Bean Technologies Corp.	440,623
5,029		Myers Industries, Inc.	54,162
9,000		Standex International Corp.	178,470
17,351	L	Sturm Ruger & Co., Inc.	224,522
38,600		Tredegar Corp.	559,700
			6,589,375
		Oil & Gas: 1.7%
52,149	@	Atwood Oceanics, Inc.	1,839,295
23,517		Holly Corp.	602,506
33,777	@	Petroleum Development Corp.	630,279
66,421	@	Petroquest Energy, Inc.	431,072
15,948	@	Pioneer Drilling Co.	117,058
271	@, L	Seahawk Drilling, Inc.	8,425
23,247		St. Mary Land & Exploration Co.	754,598
32,222	@	Stone Energy Corp.	525,541
			4,908,774
		Oil & Gas Services: 2.5%
28,042	@	Basic Energy Services, Inc.	238,077
27,839	@	Dril-Quip, Inc.	1,381,928
14,621	@	Hornbeck Offshore Services, Inc.	402,955
348	@	ION Geophysical Corp.	1,225
2,143		Lufkin Industries, Inc.	113,965
44,900	@	Matrix Service Co.	488,063
11,006	@	NATCO Group, Inc.	487,346
62,112	@	Oil States International, Inc.	2,181,995
26,824	@	SEACOR Holdings, Inc.	2,189,643
			7,485,197
		Packaging & Containers: 0.8%
47,075		Rock-Tenn Co.	2,217,703
			2,217,703
		Pharmaceuticals: 1.1%
30,880	@	Catalyst Health Solutions, Inc.	900,152
37,963	@	Par Pharmaceutical Cos., Inc.	816,584
47,650	@	PharMerica Corp.	884,861
20,589	@	Savient Pharmaceuticals, Inc.	312,953
38,320	@	Viropharma, Inc.	368,638
			3,283,188
		Real Estate: 0.2%
28,910	@	Forestar Real Estate Group, Inc.	496,674
			496,674
		Retail: 11.0%
47,472		Big 5 Sporting Goods Corp.	716,827
34,396	L	Buckle, Inc.	1,174,279
13,673	@, L	Buffalo Wild Wings, Inc.	568,934
70,936	@, L	Cabela’s, Inc.	946,286
48,800	@	California Pizza Kitchen, Inc.	762,256
44,593		Casey’s General Stores, Inc.	1,399,328

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
9,370		Cash America International, Inc.	$282,599
68,739		Cato Corp.	1,394,714
18,130	@	CEC Entertainment, Inc.	468,842
26,447	@	Childrens Place Retail Stores, Inc.	792,352
35,855		Cracker Barrel Old Country Store	1,233,412
21,890	L	DineEquity, Inc.	541,778
75,630	@, L	Dress Barn, Inc.	1,356,046
79,770		Finish Line	810,463
47,820	@	First Cash Financial Services, Inc.	819,157
79,687		Fred’s, Inc.	1,014,416
27,384		Group 1 Automotive, Inc.	735,260
33,313	@	Gymboree Corp.	1,611,683
940	@, L	Hibbett Sporting Goods, Inc.	17,136
49,050	@	HOT Topic, Inc.	367,385
32,130	@	HSN, Inc.	523,076
16,322	@	Jack in the Box, Inc.	334,438
36,108	@	Jo-Ann Stores, Inc.	968,778
19,622	@, L	JoS. A Bank Clothiers, Inc.	878,477
21,899	@	Lithia Motors, Inc.	341,405
49,200	@	MarineMax, Inc.	384,252
41,134		Men’s Wearhouse, Inc.	1,016,010
41,277		OfficeMax, Inc.	519,265
24,100	@	Papa John’s International, Inc.	592,137
37,392		PetMed Express, Inc.	704,839
42,481	@, L	PF Chang’s China Bistro, Inc.	1,443,080
87,392	@	Ruby Tuesday, Inc.	735,841
22,844	L	Sonic Automotive, Inc.	239,862
76,307		Stage Stores, Inc.	988,939
49,931	@	Steak N Shake Co.	587,688
36,038	@	Stein Mart, Inc.	458,043
63,342	@	Texas Roadhouse, Inc.	672,692
45,830	@	Tractor Supply Co.	2,219,089
35,690		World Fuel Services Corp.	1,715,618
			32,336,682
		Savings & Loans: 0.2%
60,900		Dime Community Bancshares	696,087
			696,087
		Semiconductors: 3.3%
167,404	@	Cypress Semiconductor Corp.	1,729,283
17,670	@	Diodes, Inc.	319,650
34,143	@	DSP Group, Inc.	277,924
11,400	@	Hittite Microwave Corp.	419,292
112,023	@	Kopin Corp.	537,710
28,231		Micrel, Inc.	230,083
86,834	@	Microsemi Corp.	1,371,109
13,860	@	MKS Instruments, Inc.	267,359
26,800	@	Rudolph Technologies, Inc.	198,320
21,600	@, L	Sigma Designs, Inc.	313,848
140,680	@	Skyworks Solutions, Inc.	1,862,603
51,979	@	Triquint Semiconductor, Inc.	401,278
1,031	@	Ultratech, Inc.	13,640
40,660	@	Varian Semiconductor Equipment Associates, Inc.	1,335,274
22,915	@	Veeco Instruments, Inc.	534,378
			9,811,751
		Software: 2.9%
29,554		Blackbaud, Inc.	685,653
35,300	@	Commvault Systems, Inc.	732,475
31,328	@	Concur Technologies, Inc.	1,245,601
54,756	@	CSG Systems International	876,644
27,700	@	Digi International, Inc.	236,004
4,664	@	Ebix, Inc.	258,199
54,349	@	Eclipsys Corp.	1,048,936
35,156	@	Epicor Software Corp.	223,944
21,100	@	JDA Software Group, Inc.	462,934
14,719	@	Progress Software Corp.	333,385
26,330	@	Smith Micro Software, Inc.	325,439
10,011	@	SPSS, Inc.	500,049
38,450	@	SYNNEX Corp.	1,171,956
30,678	@, L	Take-Two Interactive Software, Inc.	343,900
9,855	@	Taleo Corp.	223,117
1,191	@	Tyler Technologies, Inc.	20,354
			8,688,590
		Telecommunications: 3.1%
17,705	@	Anixter International, Inc.	710,148
12,390		Applied Signal Technology, Inc.	288,315
119,431	@	Arris Group, Inc.	1,553,797
35,140		Black Box Corp.	881,663
21,000	@, L	Cbeyond, Inc.	338,730
29,263	@	Comtech Telecommunications	972,117
30,000	@	EMS Technologies, Inc.	624,600
23,500	@	General Communication, Inc.	161,210
69,097	@	Harmonic, Inc.	461,568

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
1,529		Iowa Telecommunications Services, Inc.	$19,265
34,450	@	Netgear, Inc.	632,158
47,200	@	Neutral Tandem, Inc.	1,074,272
46,829	@, L	Novatel Wireless, Inc.	531,977
41,059	@	Symmetricom, Inc.	212,686
32,549	@	Tekelec	534,780
			8,997,286
		Textiles: 0.7%
34,919		G&K Services, Inc.	773,805
30,809		Unifirst Corp.	1,369,460
			2,143,265
		Transportation: 0.8%
15,487	@	Bristow Group, Inc.	459,809
64,499		Heartland Express, Inc.	928,786
31,529	@	HUB Group, Inc.	720,438
11,700		Knight Transportation, Inc.	196,326
			2,305,359
		Total Common Stock (Cost $253,592,140)	273,411,869
REAL ESTATE INVESTMENT TRUSTS: 6.1%
		Apartments: 1.3%
47,215		Home Properties, Inc.	2,034,494
40,222		Mid-America Apartment Communities, Inc.	1,815,219
494		Post Properties, Inc.	8,892
			3,858,605
		Diversified: 0.9%
44,086		Entertainment Properties Trust	1,505,096
21,215		PS Business Parks, Inc.	1,088,754
			2,593,850
		Healthcare: 1.6%
70,063		Healthcare Realty Trust, Inc.	1,480,431
42,531		LTC Properties, Inc.	1,022,445
1,953		Medical Properties Trust, Inc.	15,253
115,380		Senior Housing Properties Trust	2,204,912
			4,723,041
		Hotels: 0.3%
19,055	@	DiamondRock Hospitality Co.	154,346
40,025		LaSalle Hotel Properties	786,892
			941,238
		Office Property: 0.5%
59,457		BioMed Realty Trust, Inc.	820,507
35,054		Franklin Street Properties Corp.	459,207
5,126		Kilroy Realty Corp.	142,195
			1,421,909
		Regional Malls: 0.3%
115,009	L	Pennsylvania Real Estate Investment Trust	875,218
			875,218
		Shopping Centers: 0.3%
62,250	@	Cedar Shopping Centers, Inc.	401,512
25,751		Kite Realty Group Trust	107,382
7,787		Tanger Factory Outlet Centers, Inc.	290,767
14,200		Urstadt Biddle Properties, Inc.	207,178
			1,006,839
		Single Tenant: 0.5%
77,432		National Retail Properties, Inc.	1,662,465
			1,662,465
		Storage: 0.0%
683	@	Extra Space Storage, Inc.	7,206
			7,206
		Warehouse/Industrial: 0.4%
28,050		EastGroup Properties, Inc.	1,072,071
			1,072,071
		Total Real Estate Investment Trusts (Cost $18,164,586)	18,162,442
		Total Long-Term Investments (Cost $271,756,726)	291,574,311
SHORT-TERM INVESTMENTS: 7.9%
		Affiliated Mutual Fund: 1.3%
3,646,000	S	ING Institutional Prime Money Market Fund - Class I	3,646,000
		Total Mutual Fund (Cost $3,645,999)	3,646,000

Principal Amount		Value
	Securities Lending Collateral(CC): 6.6%
$18,447,006	Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	$18,447,006
1,429,266	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)	1,143,413
	Total Securities Lending Collateral (Cost $19,876,271)	19,590,419

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
		Total Short-Term Investments (Cost $23,522,270)		$23,236,419
		Total Investments in Securities (Cost $295,278,996)*	106.6%	$314,810,730
		Other Assets and Liabilities - Net	(6.6)	(19,440,007)
		Net Assets	100.0%	$295,370,723

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $307,104,683.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$37,184,536
		Gross Unrealized Depreciation		(29,478,489)
		Net Unrealized Appreciation		$7,706,047

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$273,411,869	$—	$—	$273,411,869
Real Estate Investment Trusts	18,162,442	—	—	18,162,442
Short-Term Investments	22,093,006	1,143,413	—	23,236,419
Total Investments, at value	$313,667,317	$1,143,413	$—	$314,810,730

Liabilities Table
Other Financial Instruments++ :
Futures	(32,776)	—	—	(32,776)
Total Liabilities	$(32,776)	$—	$—	$(32,776)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Index Plus SmallCap Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
	Number of		Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
Russell 2000 Mini Index	63	12/18/09	$(32,776)
			$(32,776)

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$(32,776)
Total	$(32,776)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.8%
		Australia: 7.5%
21,373		AGL Energy Ltd.	$257,271
325,592		Alumina Ltd.	520,393
63,925		Amcor Ltd.	308,067
175,820		AMP Ltd.	1,008,001
5,079		Aristocrat Leisure Ltd.	23,400
54,182	@	Arrow Energy NL	203,756
40,776	@	Asciano Group	59,298
13,312		ASX Ltd.	412,438
190,635		Australia & New Zealand Banking Group Ltd.	4,083,549
64,302		AXA Asia Pacific Holdings Ltd.	246,811
2,705		Bendigo Bank Ltd.	22,388
271,546		BHP Billiton Ltd.	8,955,727
2,523		Billabong International Ltd.	26,650
155,449		BlueScope Steel Ltd.	400,046
42,191		Boral Ltd.	226,038
135,093		Brambles Ltd.	960,244
1,766	@	Caltex Australia Ltd.	18,814
46,435		Coca-Cola Amatil Ltd.	401,686
3,645		Cochlear Ltd.	214,372
125,635		Commonwealth Bank of Australia	5,707,149
44,570		Computershare Ltd.	437,469
29,959		Crown Ltd.	236,107
50,150		CSL Ltd.	1,477,871
12,467		CSR Ltd.	20,631
63,662	@, L	Fortescue Metals Group Ltd.	213,015
181,802		Foster’s Group Ltd.	889,427
123,971		Goodman Fielder Ltd.	182,117
874,585	@, S	GPT Group	—
6,979		Harvey Norman Holdings Ltd.	26,402
162,725		Incitec Pivot Ltd.	404,649
190,504	S	Insurance Australia Group	633,283
151,863		John Fairfax Holdings Ltd.	228,899
8,296		Leighton Holdings Ltd.	263,412
28,982		Lend Lease Corp., Ltd.	269,928
21,182		Lion Nathan Ltd.	213,544
51,847		Macquarie Airports Management Ltd.	129,433
27,563		Macquarie Group Ltd.	1,423,087
145,863		Macquarie Infrastructure Group	189,107
50,558		Metcash Ltd.	200,425
157,038		National Australia Bank Ltd.	4,249,525
39,529		Newcrest Mining Ltd.	1,112,474
2,095		Nufarm Ltd.	20,855
154,516		OneSteel Ltd.	410,824
23,775		Orica Ltd.	491,271
79,355		Origin Energy Ltd.	1,139,974
24,999		Oxiana Ltd.	25,073
59,293	@	Paladin Resources Ltd.	234,185
5,638		Perpetual Trustees Australia Ltd.	193,903
9,723		Qantas Airways Ltd.	24,424
89,385		QBE Insurance Group Ltd.	1,889,946
36,732		Rio Tinto Ltd.	1,908,982
55,989		Santos Ltd.	749,135
17,282		Sims Group Ltd.	345,824
19,322		Sonic Healthcare Ltd.	241,578
29,547		SP AusNet	22,993
78,268	S	Suncorp-Metway Ltd.	610,931
64,580		TABCORP Holdings Ltd.	405,856
68,556		Tattersall’s Ltd.	153,757
384,721		Telstra Corp., Ltd.	1,107,978
69,898		Toll Holdings Ltd.	524,240
73,542		Transurban Group	265,269
84,491		Wesfarmers Ltd.	1,969,002
11,503		Wesfarmers Ltd. - Price Protected Shares	268,519
249,844		Westpac Banking Corp.	5,765,863
40,558		Woodside Petroleum Ltd.	1,860,614
108,750		Woolworths Ltd.	2,803,030
17,364		WorleyParsons Ltd.	452,912
			60,743,841
		Austria: 0.3%
10,881		Erste Bank der Oesterreichischen Sparkassen AG	489,238
4,935		Oesterreichische Elektrizitaetswirtschafts AG	250,269
10,939	S	OMV AG	443,223
3,198		Raiffeisen International Bank Holding AG	209,908
22,822	S	Telekom Austria AG	412,611
4,871		Voestalpine AG	174,748
395		Wiener Staedtische Allgemeine Versicherung AG	22,644
			2,002,641

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Belgium: 0.9%
59,988		Anheuser-Busch InBev NV	$2,751,541
11,863		Belgacom SA	462,832
747		Colruyt SA	175,634
6,970		Delhaize Group	484,607
27,834		Dexia	258,144
201,422		Fortis	948,450
4,439		Groupe Bruxelles Lambert SA	411,360
9,709		KBC Groep NV	490,901
2,338		Mobistar SA	162,030
2,266		Nationale A Portefeuille	123,599
5,920		Solvay SA	615,778
6,874		UCB SA	290,770
15,216		Umicore	457,228
			7,632,874
		Bermuda: 0.1%
26,922		SeaDrill Ltd. ADR	563,623
			563,623
		Canada: 0.0%
9,475		Thomson Corp.	317,707
			317,707
		China: 0.0%
234,000	@	Foxconn International Holdings Ltd.	152,996
			152,996
		Cyprus: 0.0%
21,092		Bank of Cyprus Public Co., Ltd.	161,536
			161,536
		Denmark: 0.9%
53		AP Moller - Maersk A/S - Class A	356,629
113		AP Moller - Maersk A/S - Class B	782,407
8,930		Carlsberg A/S	649,663
250		Coloplast A/S	20,993
30,000		Danske Bank A/S	792,817
12,217		DSV A/S	218,975
923		H Lundbeck A/S	19,228
38,564		Novo-Nordisk A/S	2,425,445
4,100		Novozymes A/S	387,531
1,050	@	Topdanmark A/S	159,253
2,300		TrygVesta A/S	176,571
17,965	@	Vestas Wind Systems A/S	1,309,522
			7,299,034
		Finland: 1.1%
9,301		Elisa OYJ	191,138
38,654		Fortum OYJ	993,254
7,881		Kone OYJ	290,093
7,245		Metso OYJ	204,248
1,300		Neste Oil OYJ	24,059
324,453	S	Nokia OYJ	4,758,821
6,347		Nokian Renkaat OYJ	148,251
19,530		OKO Bank	223,617
1,077		Orion OYJ	19,886
917		Outokumpu OYJ	17,318
825		Rautaruukki OYJ	19,853
37,919	S	Sampo OYJ	957,190
1,102		Sanoma-WSOY OYJ	24,359
31,837		Stora Enso OYJ (Euro Denominated Security)	222,292
51,480		UPM-Kymmene OYJ	619,131
4,669		Wartsila OYJ	187,384
			8,900,894
		France: 10.2%
13,283		Accor SA	741,392
1,727		ADP	155,712
8,966	L	Air France-KLM	163,540
22,937		Air Liquide	2,613,608
157,640	@	Alcatel SA	710,061
18,865		Alstom	1,381,521
410		Atos Origin	20,767
140,153		AXA SA	3,804,463
194		BioMerieux	21,382
67,217		BNP Paribas	5,394,335
21,687		Bouygues SA	1,108,138
400		Bureau Veritas SA	22,620
9,145		Capgemini SA	480,622
54,805		Carrefour SA	2,495,020
2,883		Casino Guichard Perrachon SA	230,120
3,222		Christian Dior SA	319,322
31,763		Cie de Saint-Gobain	1,659,774
17,927		Cie Generale D’Optique Essilor International SA	1,023,676
3,866		CNP Assurances	394,622
6,837	@	Compagnie Generale de Geophysique SA	160,270
12,764		Compagnie Generale des Etablissements Michelin	1,005,110
77,779	S	Credit Agricole SA	1,632,963

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
7,178		Dassault Systemes SA	$401,066
2,839		Eiffage SA	181,399
18,293		Electricite de France	1,088,891
64		Eramet SLN	22,284
407		Eurazeo	26,713
8,512	@	Eutelsat Communications	259,477
159,104		France Telecom SA	4,242,834
102,500		Gaz de France	4,563,589
46,009		Groupe Danone	2,783,102
4,673	L	Hermes International	691,432
177		Iliad SA	19,993
350		Imerys SA	20,115
406		Ipsen	22,285
943	@	JC Decaux SA	20,416
16,875		Lafarge SA	1,513,160
6,941		Lagardere SCA	324,345
754		Legrand SA	21,028
21,576		L’Oreal SA	2,148,909
22,997		LVMH Moet Hennessy Louis Vuitton SA	2,319,479
938		M6-Metropole Television	24,735
69,472		Natixis	420,956
1,676		Neopost SA	150,675
11,330		PagesJaunes Groupe SA	147,413
16,987		Pernod-Ricard SA	1,354,006
14,951		Peugeot SA	458,061
7,735		PPR	995,165
8,065		Publicis Groupe	325,096
16,917		Renault SA	794,768
12,110		Safran SA	227,605
89,692		Sanofi-Aventis	6,614,411
21,110		Schneider Electric SA	2,147,854
10,999		Scor SA	301,275
2,530		Societe BIC SA	180,183
264	@	Societe Des Autoroutes Paris-Rhin-Rhone	20,140
40,530		Societe Generale	3,278,360
1,188		Societe Television Francaise (T.F.1)	20,983
10,085	S	Sodexho Alliance SA	605,739
13,630		Suez Environnement SA	312,242
10,978		Technip SA	703,505
7,849		Thales SA	390,274
171,544		Total SA	10,196,569
5,147		Vallourec	876,071
34,025		Veolia Environnement	1,308,381
36,606		Vinci SA	2,078,856
105,305		Vivendi	3,272,704
			83,415,582
		Germany: 7.6%
12,075		Adidas AG	638,089
39,776		Allianz AG	4,962,243
82,381		BASF AG	4,361,680
65,444		Bayer AG	4,529,903
29,723		Bayerische Motoren Werke AG	1,430,851
3,510		Beiersdorf AG	205,570
5,907		Celesio AG	162,777
59,932	L	Commerzbank AG	758,100
78,346		DaimlerChrysler AG	3,930,479
47,571		Deutsche Bank AG	3,633,873
17,198		Deutsche Boerse AG	1,402,970
11,805	S	Deutsche Lufthansa AG	208,398
73,544		Deutsche Post AG	1,370,135
682		Deutsche Postbank AG	24,069
239,224		Deutsche Telekom AG	3,264,769
152,817		E.ON AG	6,468,039
410		Fraport AG Frankfurt Airport Services Worldwide	21,730
3,367	L	Fresenius AG	165,233
15,755		Fresenius Medical Care AG & Co. KGaA	783,635
8,456		GEA Group AG	175,725
417		Hamburger Hafen und Logistik AG	18,759
4,216		Hannover Rueckversicheru - Reg	193,217
12,186		Henkel KGaA	442,020
304		Hochtief AG	23,079
79,180	@	Infineon Technologies AG	445,029
12,298		K+S AG	669,642
13,275		Linde AG	1,437,605
6,635	S	MAN AG	544,990
4,634		Merck KGaA	459,890
9,450		Metro AG	533,668
17,382		Muenchener Rueckversicherungs AG	2,770,401
74		Puma AG Rudolf Dassler Sport	24,442
33,743		RWE AG	3,129,853
2,183		Salzgitter AG	208,484
76,911		SAP AG	3,729,461
69,982		Siemens AG	6,444,000

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Germany (continued)
8,978	L	Solarworld AG	$216,152
915		Suedzucker AG	18,519
30,013		ThyssenKrupp AG	1,026,459
9,616	L	TUI AG	98,633
1,479		United Internet AG	22,275
7,830	L	Volkswagen AG	1,287,758
141		Wacker Chemie AG	21,930
			62,264,534
		Greece: 0.5%
20,910		Alpha Bank AE	387,888
10,727		Coca-Cola Hellenic Bottling Co. SA	287,768
17,346	@	EFG Eurobank Ergasias SA	274,556
15,733		Hellenic Telecommunications Organization SA	260,896
31,343	@	Marfin Investment Group SA	135,516
49,757	S	National Bank of Greece SA	1,795,776
21,454		OPAP SA	554,639
18,661	@	Piraeus Bank SA	347,851
7,159		Public Power Corp.	159,721
634		Titan Cement Co. SA	21,977
			4,226,588
		Hong Kong: 2.1%
2,800		ASM Pacific Technology	19,788
124,560	L	Bank of East Asia Ltd.	447,861
249,000		BOC Hong Kong Holdings Ltd.	543,786
103,000		Cathay Pacific Airways Ltd.	162,303
117,000		Cheung Kong Holdings Ltd.	1,479,156
30,000		Cheung Kong Infrastructure Holdings Ltd.	107,018
11,000	@	Chinese Estates Holdings Ltd.	18,523
180,000		CLP Holdings Ltd.	1,220,443
105,000		Esprit Holdings Ltd.	703,560
55,000		Hang Lung Group Ltd.	274,161
124,000		Hang Lung Properties Ltd.	453,989
63,822	S	Hang Seng Bank Ltd.	916,273
66,000		Henderson Land Development Co., Ltd.	432,269
312,700		Hong Kong & China Gas	788,094
1,200		Hong Kong Aircraft Engineerg Co., Ltd.	14,298
88,200		Hong Kong Exchanges and Clearing Ltd.	1,591,259
128,000		HongKong Electric Holdings	701,362
45,500	S	Hopewell Holdings	142,395
177,539		Hutchison Whampoa Ltd.	1,276,797
7,000		Hysan Development Co., Ltd.	17,464
45,000		Kerry Properties Ltd.	239,544
156,000		Li & Fung Ltd.	625,018
12,500		Lifestyle International Holdings Ltd.	18,859
172,100	@, L	Mongolia Energy Corp., Ltd.	60,688
90,000		MTR Corp.	311,883
216,000		New World Development Ltd.	462,687
141,000		Noble Group Ltd.	243,195
95,000		NWS Holdings Ltd.	183,277
6,000	@	Orient Overseas International Ltd.	30,524
70,000	S	PCCW Ltd.	18,179
12,000		Shangri-La Asia Ltd.	22,568
100,000		Sino Land Co.	178,157
122,000		Sun Hung Kai Properties Ltd.	1,791,989
76,500		Swire Pacific Ltd.	897,648
28,000		Television Broadcasts Ltd.	120,358
74,000		Wharf Holdings Ltd.	391,265
67,000		Wheelock & Co., Ltd.	218,938
15,000		Wing Hang Bank Ltd.	147,072
57,000		Yue Yuen Industrial Holdings	157,593
			17,430,241
		Ireland: 0.3%
59,366		CRH PLC	1,643,806
25,593	@	Elan Corp. PLC	183,382
5,847		Kerry Group PLC	167,419
44,700	@	Ryanair Holdings PLC	222,140
			2,216,747
		Italy: 3.5%
1,672		ACEA S.p.A.	21,938
66,092		AEM S.p.A.	130,145
25,011		Alleanza Assicurazioni S.p.A.	226,095
91,459		Assicurazioni Generali S.p.A.	2,511,031
1,930	@	Autogrill S.p.A.	23,383
20,346		Autostrade S.p.A.	493,631
6,466		Banca Carige S.p.A	19,337
213,952		Banca Monte dei Paschi di Siena S.p.A.	458,999
18,727		Banca Popolare di Milano Scrl	142,920
56,357		Banche Popolari Unite Scpa	866,947
33,152		Banco Popolare Scarl	319,353
528,974		Enel S.p.A.	3,364,609
221,609		ENI S.p.A.	5,537,776
7,465		Exor S.p.A.	138,557
68,966		Fiat S.p.A	889,740

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Italy (continued)
31,872		Finmeccanica S.p.A.	$564,570
1,142		Fondiaria-Sai S.p.A.	24,064
618,959		Intesa Sanpaolo S.p.A.	2,746,269
47,821		Intesa Sanpaolo S.p.A. - RNC	170,478
1,455	L	Italcementi S.p.A.	22,478
3,905		Lottomatica S.p.A.	87,586
887		Luxottica Group S.p.A.	22,941
39,991		Mediaset S.p.A.	280,312
47,040		Mediobanca S.p.A.	644,169
3,308		Mediolanum S.p.A	23,069
94,075		Parmalat S.p.A	260,566
44,420	@	Pirelli & C S.p.A.	23,850
1,070		Prysmian S.p.A.	20,126
17,553		Saipem S.p.A.	530,150
6,530		Saras S.p.A.	25,242
119,298		Snam Rete Gas S.p.A.	580,930
981,678		Telecom Italia S.p.A.	1,726,132
555,558		Telecom Italia S.p.A. RNC	684,302
98,390		Terna S.p.A	384,055
1,234,085		UniCredito Italiano S.p.A.	4,843,646
15,109	@	Unipol S.p.A.	22,986
			28,832,382
		Japan: 20.5%
32,000		77 Bank Ltd.	182,043
700		ABC-Mart, Inc.	21,768
930		Acom Co., Ltd.	14,274
9,900		Advantest Corp.	273,284
42,400		Aeon Co., Ltd.	404,389
1,600		Aeon Credit Service Co., Ltd.	16,057
900		Aeon Mall Co., Ltd.	18,651
31,267		Aioi Insurance Co., Ltd.	158,832
15,200		Aisin Seiki Co., Ltd.	369,180
44,000		Ajinomoto Co., Inc.	440,678
400		Alfresa Holdings Corp.	16,300
50,000		All Nippon Airways Co., Ltd.	143,505
38,000		Amada Co., Ltd.	255,141
34,800		Asahi Breweries Ltd.	635,546
94,000		Asahi Glass Co., Ltd.	757,623
122,000		Asahi Kasei Corp.	619,662
19,000		Asics Corp.	176,357
41,000		Astellas Pharma, Inc.	1,681,156
26,000		Bank of Kyoto Ltd.	238,320
109,000		Bank of Yokohama Ltd.	532,381
5,800		Benesse Corp.	283,890
58,324		Bridgestone Corp.	1,043,100
2,100		Brother Industries Ltd.	25,123
1,200		Canon Sales Co., Inc.	21,172
92,000		Canon, Inc.	3,686,112
16,900		Casio Computer Co., Ltd.	137,920
139		Central Japan Railway Co.	999,854
42,000		Chiba Bank Ltd.	259,233
57,600		Chubu Electric Power Co., Inc.	1,396,881
24,700		Chugai Pharmaceutical Co., Ltd.	509,982
12,000		Chugoku Bank Ltd.	151,764
18,544		Chugoku Electric Power Co., Inc.	407,481
21,400		Citizen Watch Co., Ltd.	120,119
1,000		Coca-Cola West Holdings Co., Ltd.	19,524
6,000		Cosmo Oil Co., Ltd.	16,660
12,800		Credit Saison Co., Ltd.	149,638
55,000	S	Dai Nippon Printing Co., Ltd.	754,130
3,000		Daicel Chemical Industries Ltd.	18,068
5,000		Daido Steel Co., Ltd.	18,093
17,676		Daihatsu Motor Co., Ltd.	180,079
58,400		Daiichi Sankyo Co., Ltd.	1,204,073
21,900		Daikin Industries Ltd.	784,563
14,000		Dainippon Ink & Chemicals	19,926
2,000		Dainippon Sumitomo Pharma Co. Ltd.	21,767
6,273		Daito Trust Construction Co., Ltd.	273,477
38,000		Daiwa House Industry Co., Ltd.	397,326
99,000		Daiwa Securities Group, Inc.	508,591
7		Dena Co., Ltd.	19,304
6,000		Denki Kagaku Kogyo K K	24,634
43,400		Denso Corp.	1,272,797
16,900		Dentsu, Inc.	392,882
630		Diamond Lease Co., Ltd.	18,890
32,000		Dowa Holdings Co., Ltd.	192,785
29,402		East Japan Railway Co.	2,119,856
21,900		Eisai Co., Ltd.	822,351
7,700		Electric Power Development Co.	243,776
10,700	@	Elpida Memory, Inc.	139,533
3,800		FamilyMart Co., Ltd.	122,186
16,800		Fanuc Ltd.	1,500,425
3,800		Fast Retailing Co., Ltd.	479,970

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
11,000		Fuji Electric Holdings Co., Ltd.	$20,265
38,000		Fuji Heavy Industries Ltd.	147,226
42,200		Fuji Photo Film Co., Ltd.	1,260,154
13		Fuji Television Network, Inc.	21,244
167,000		Fujitsu Ltd.	1,089,253
59,000		Fukuoka Financial Group, Inc.	244,204
50,000		Furukawa Electric Co., Ltd.	202,306
26,000	L	GS Yuasa Corp.	236,932
28,000		Gunma Bank Ltd.	153,624
30,000		Hachijuni Bank Ltd.	166,570
350	S	Hakuhodo DY Holdings, Inc.	19,029
98,000		Hankyu Hanshin Holdings, Inc.	469,561
900		Hikari Tsushin, Inc.	19,619
3,500		Hirose Electric Co., Ltd.	393,710
48,000		Hiroshima Bank Ltd.	197,955
4,300		Hisamitsu Pharmaceutical Co., Inc.	174,294
1,000		Hitachi Chemical Co. Ltd.	20,383
8,100		Hitachi Construction Machinery Co., Ltd.	173,213
1,000		Hitachi High-Technologies Corp.	20,858
317,000		Hitachi Ltd.	973,343
12,000		Hitachi Metals Ltd.	122,596
10,900		Hokkaido Electric Power Co., Inc.	226,487
99,000		Hokugin Financial Group, Inc.	230,823
10,900		Hokuriku Electric Power Co.	277,204
146,100		Honda Motor Co., Ltd.	4,437,022
31,800		Hoya Corp.	749,213
7,700	S	Ibiden Co., Ltd.	285,275
200		Idemitsu Kosan Co., Ltd.	16,471
41		Inpex Holdings, Inc.	347,834
25,600		Isetan Mitsukoshi Holdings Ltd.	293,273
109,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	220,473
63,000	S	Isuzu Motors Ltd.	132,897
1,200		Ito En Ltd.	22,248
133,800		Itochu Corp.	882,243
600		Itochu Techno-Solutions Corp.	18,437
14,401		Iyo Bank Ltd.	129,661
3,000		J Front Retailing Co., Ltd.	18,010
600		Jafco Co., Ltd.	18,253
78,000	@	Japan Airlines Corp.	114,369
26,000		Japan Steel Works Ltd.	297,879
407		Japan Tobacco, Inc.	1,391,502
44,200		JFE Holdings, Inc.	1,511,434
11,000		JGC Corp.	223,801
50,000		Joyo Bank Ltd.	245,124
18,100		JS Group Corp.	316,496
15,700		JSR Corp.	320,733
143		Jupiter Telecommunications Co.	138,281
7,000		Kajima Corp.	17,949
24,000		Kamigumi Co., Ltd.	195,706
3,000		Kaneka Corp.	21,499
64,500		Kansai Electric Power Co., Inc.	1,556,856
2,304		Kansai Paint Co., Ltd.	17,926
51,217		Kao Corp.	1,264,664
120,000		Kawasaki Heavy Industries Ltd.	304,014
32,000		Kawasaki Kisen Kaisha Ltd.	118,167
244		KDDI Corp.	1,372,752
38,000		Keihin Electric Express Railway Co., Ltd.	321,979
44,000		Keio Corp.	300,291
31,000		Keisei Electric Railway Co., Ltd.	205,713
3,770		Keyence Corp.	803,207
2,000		Kikkoman Corp.	24,863
2,627		Kinden Corp.	21,903
109,000		Kintetsu Corp.	421,795
74,000		Kirin Brewery Co., Ltd.	1,133,376
292,000		Kobe Steel Ltd.	507,906
81,900	S	Komatsu Ltd.	1,528,367
900		Konami Corp.	18,293
25,000		Konica Minolta Holdings, Inc.	235,938
17,700		Koyo Seiko Co., Ltd.	205,432
81,000		Kubota Corp.	671,065
24,000		Kuraray Co., Ltd.	261,360
6,700		Kurita Water Industries Ltd.	239,849
13,300		Kyocera Corp.	1,228,594
12,000		Kyowa Hakko Kogyo Co., Ltd.	151,621
31,600		Kyushu Electric Power Co., Inc.	715,867
6,700		Lawson, Inc.	311,029
2,291		Leopalace21 Corp.	18,340
400		Mabuchi Motor Co., Ltd.	20,325
7,800		Makita Corp.	246,508
150,000		Marubeni Corp.	753,377
2,700		Marui Co., Ltd.	19,243
1,000		Maruichi Steel Tube Ltd.	19,931
2,000		Matsui Securities Co., Ltd.	16,250

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
175,500		Matsushita Electric Industrial Co., Ltd.	$2,568,278
27,000		Matsushita Electric Works Ltd.	322,024
46,000	S	Mazda Motor Corp.	102,722
1,048		McDonald’s Holdings Co. Japan Ltd.	20,976
1,500		Mediceo Paltac Holdings Co., Ltd.	21,073
6,600		MEIJI Holdings Co. Ltd.	280,051
39,000		Minebea Co., Ltd.	178,520
81,000		Mitsubishi Chemical Holdings Corp.	335,604
116,000		Mitsubishi Corp.	2,333,030
173,000		Mitsubishi Electric Corp.	1,307,210
109,000		Mitsubishi Estate Co., Ltd.	1,705,175
38,000		Mitsubishi Gas Chemical Co., Inc.	205,908
293,000		Mitsubishi Heavy Industries Ltd.	1,105,872
2,000		Mitsubishi Logistics Corp.	24,127
79,000		Mitsubishi Materials Corp.	217,222
271,255	@, L	Mitsubishi Motors Corp.	446,182
63,000		Mitsubishi Rayon Co., Ltd.	215,535
816,221		Mitsubishi UFJ Financial Group, Inc.	4,362,003
151,407		Mitsui & Co., Ltd.	1,969,759
44,000		Mitsui Chemicals, Inc.	156,178
71,000		Mitsui Engineering & Shipbuilding Co., Ltd.	183,651
73,919		Mitsui Fudosan Co., Ltd.	1,244,680
7,000	@	Mitsui Mining & Smelting Co., Ltd.	17,871
99,000		Mitsui OSK Lines Ltd.	583,808
31,800		Mitsui Sumitomo Insurance Group Holdings, Inc.	871,124
63,000		Mitsui Trust Holdings, Inc.	232,429
6,300		Mitsumi Electric Co., Ltd.	135,362
1,011,392		Mizuho Financial Group, Inc.	1,991,956
150,000		Mizuho Trust & Banking Co., Ltd.	158,144
19,900		Murata Manufacturing Co., Ltd.	939,588
18,800		Namco Bandai Holdings, Inc.	192,058
128,000	L	NEC Corp.	400,535
23,000		NGK Insulators Ltd.	530,663
2,000		NGK Spark Plug Co., Ltd.	25,477
3,000		NHK Spring Co., Ltd.	24,699
10,900		Nidec Corp.	882,419
16,000		Nikon Corp.	291,417
8,600		Nintendo Co., Ltd.	2,193,089
26,000		Nippon Electric Glass Co., Ltd.	236,608
52,000		Nippon Express Co., Ltd.	211,068
2,000		Nippon Meat Packers, Inc.	25,610
72,000		Nippon Mining Holdings, Inc.	352,831
113,000		Nippon Oil Corp.	632,302
6,600		Nippon Paper Group, Inc.	189,925
48,000		Nippon Sheet Glass Co., Ltd.	159,691
435,000		Nippon Steel Corp.	1,583,541
48,500		Nippon Telegraph & Telephone Corp.	2,238,364
63,000		Nippon Yusen KK	242,620
31,340		Nipponkoa Insurance Co., Ltd.	195,513
81,621		Nishi-Nippon City Bank Ltd.	205,544
1,000		Nissan Chemical Industries Ltd.	14,368
205,700		Nissan Motor Co., Ltd.	1,386,181
4,000		Nissay Dowa General Insurance Co., Ltd.	20,396
18,000		Nisshin Seifun Group, Inc.	251,103
10,000		Nisshin Steel Co., Ltd.	17,733
12,000		Nisshinbo Industries, Inc.	127,276
5,000		Nissin Food Products Co., Ltd.	191,723
2,700		Nitori Co., Ltd.	229,727
14,100		Nitto Denko Corp.	430,838
1,400		NOK Corp.	20,787
211,900	L	Nomura Holdings, Inc.	1,298,919
1,100		Nomura Real Estate Holdings, Inc.	17,793
8,500		Nomura Research Institute Ltd.	201,906
31,000		NSK Ltd.	191,577
5,000		NTN Corp.	20,687
64		NTT Data Corp.	204,364
1,350		NTT DoCoMo, Inc.	2,150,250
21		NTT Urban Development Corp.	19,237
51,000		Obayashi Corp.	223,702
120		Obic Co., Ltd.	20,251
51,000		Odakyu Electric Railway Co., Ltd.	460,411
48,000		OJI Paper Co., Ltd.	216,074
21,000		Olympus Corp.	554,282
24,000		Omron Corp.	450,935
5,100		Ono Pharmaceutical Co., Ltd.	264,899
3,000		Onward Kashiyama Co., Ltd.	22,259
4,400		Oracle Corp. Japan	195,802
4,600		Oriental Land Co., Ltd.	323,646
7,480		ORIX Corp.	454,315
183,000		Osaka Gas Co., Ltd.	640,814
400		Otsuka Corp.	23,885
1,850		Promise Co., Ltd.	10,055
594		Rakuten, Inc.	395,407

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
46,300		Resona Holdings, Inc.	$593,392
63,000		Ricoh Co., Ltd.	915,040
4,300		Rinnai Corp.	202,583
6,400		Rohm Co., Ltd.	445,894
6,400		Sankyo Co., Ltd.	399,488
600		Santen Pharmaceutical Co., Ltd.	22,030
120,000	@, L	Sanyo Electric Co., Ltd.	283,802
3,000		Sapporo Holdings Ltd.	15,265
17,600		Secom Co., Ltd.	884,123
17,300		Sega Sammy Holdings, Inc.	224,282
9,100		Seiko Epson Corp.	135,967
3,000		Sekisui Chemical Co., Ltd.	17,394
38,000		Sekisui House Ltd.	342,104
71,400		Seven & I Holdings Co., Ltd.	1,704,116
85,000		Sharp Corp.	943,087
12,800		Shikoku Electric Power Co.	390,337
2,115		Shimadzu Corp.	15,275
1,900		Shimamura Co., Ltd.	186,256
5,200		Shimano, Inc.	223,648
50,000		Shimizu Corp.	196,723
36,286		Shin-Etsu Chemical Co., Ltd.	2,226,082
1,100		Shinko Electric Industries	19,506
68,000		Shinko Securities Co., Ltd.	246,511
12,000		Shinsei Bank Ltd.	18,321
26,000		Shionogi & Co., Ltd.	615,040
15,000		Shiseido Co., Ltd.	261,194
65,000		Shizuoka Bank Ltd.	684,020
10,000		Showa Denko KK	20,294
13,400		Showa Shell Sekiyu KK	146,123
3,800		SMC Corp.	465,517
64,100		Softbank Corp.	1,404,985
1,506		Softbank Investment Corp.	296,663
84,700		Sojitz Corp.	160,583
59,000		Sompo Japan Insurance, Inc.	394,803
87,200		Sony Corp.	2,555,226
60		Sony Financial Holdings, Inc.	171,674
5,100		Square Enix Co., Ltd.	137,595
8,500		Stanley Electric Co., Ltd.	172,072
9,400		Sumco Corp.	212,829
149,000	S	Sumitomo Chemical Co., Ltd.	618,665
98,200		Sumitomo Corp.	1,007,504
71,700		Sumitomo Electric Industries Ltd.	936,237
45,000		Sumitomo Heavy Industries	218,261
262,000		Sumitomo Metal Industries Ltd.	641,969
38,000		Sumitomo Metal Mining Co., Ltd.	620,695
73,000		Sumitomo Mitsui Financial Group, Inc.	2,530,348
32,000		Sumitomo Realty & Development Co., Ltd.	582,914
2,171		Sumitomo Rubber Industries, Inc.	20,447
500		Sumitomo Titanium Corp.	14,272
98,000		Sumitomo Trust & Banking Co., Ltd.	517,813
21,590		Suruga Bank Ltd.	203,743
5,500		Suzuken Co., Ltd.	189,665
28,200		Suzuki Motor Corp.	655,875
19,750		T&D Holdings, Inc.	532,247
12,000		Taiheiyo Cement Corp.	15,970
8,000		Taisei Corp.	15,839
16,000		Taisho Pharmaceutical Co., Ltd.	323,165
31,000		Taiyo Nippon Sanso Corp.	367,862
24,000		Takashimaya Co., Ltd.	191,243
68,200		Takeda Pharmaceutical Co., Ltd.	2,836,863
11,000		Tanabe Seiyaku Co., Ltd.	146,340
9,500		TDK Corp.	547,341
66,000		Teijin Ltd.	205,088
14,400		Terumo Corp.	789,761
11,300		THK Co., Ltd.	220,816
46,000		Tobu Railway Co., Ltd.	280,748
7,900		Toho Co., Ltd.	133,325
4,777		Toho Gas Co., Ltd.	21,783
36,000		Tohoku Electric Power Co., Inc.	801,290
63,350		Tokio Marine Holdings, Inc.	1,825,296
3,000		Tokuyama Corp.	21,932
1,200		Tokyo Broadcasting System, Inc.	20,420
110,600		Tokyo Electric Power Co., Inc.	2,897,804
14,000		Tokyo Electron Ltd.	890,248
139,079		Tokyo Gas Co., Ltd.	576,960
1,700		Tokyo Steel Manufacturing Co., Ltd.	20,795
39,000		Tokyo Tatemono Co., Ltd.	189,990
90,000		Tokyu Corp.	431,476
42,000		Tokyu Land Corp.	167,066
23,000		TonenGeneral Sekiyu KK	224,421
54,000		Toppan Printing Co., Ltd.	509,739
149,000		Toray Industries, Inc.	900,776
272,000		Toshiba Corp.	1,423,715

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
48,000		Tosoh Corp.	$121,005
3,000		Toto Ltd.	18,719
11,400		Toyo Seikan Kaisha Ltd.	218,266
4,000		Toyo Suisan Kaisha Ltd.	108,230
600		Toyoda Gosei Co., Ltd.	17,497
1,000		Toyota Boshoku Corp.	19,671
15,000		Toyota Industries Corp.	410,623
223,189		Toyota Motor Corp.	8,876,341
14,800		Toyota Tsusho Corp.	222,454
4,500		Trend Micro, Inc.	166,966
5,100		Tsumura & Co.	183,908
68,000		Ube Industries Ltd.	178,109
5,000		Uni-Charm Corp.	474,080
2,000		UNY Co., Ltd.	14,918
10,700		Ushio, Inc.	186,300
2,443		USS Co., Ltd.	145,309
152		West Japan Railway Co.	575,255
1,463		Yahoo! Japan Corp.	495,696
900		Yakult Honsha Co., Ltd.	24,013
8,210		Yamada Denki Co., Ltd.	553,905
9,000		Yamaguchi Financial Group, Inc.	93,133
13,200		Yamaha Corp.	155,701
17,900		Yamaha Motor Co., Ltd.	220,170
32,000		Yamato Holdings Co., Ltd.	525,089
600		Yamato Kogyo Co., Ltd.	16,808
2,000		Yamazaki Baking Co., Ltd.	27,076
26,000		Yaskawa Electric Corp.	186,981
29,800		Yokogawa Electric Corp.	263,343
			167,216,594
		Kazakhstan: 0.0%
18,522		Eurasian Natural Resources Corp.	260,338
			260,338
		Luxembourg: 0.5%
73,440		ArcelorMittal	2,738,384
21,697		SES SA	492,661
43,100		Tenaris SA	770,798
			4,001,843
		Malaysia: 0.0%
318,000	@, L	Genting International PLC	251,976
			251,976
		Mauritius: 0.0%
433,265		Golden Agri-Resources Ltd.	131,201
			131,201
		Mexico: 0.0%
17,600		Fresnillo PLC	217,828
			217,828
		Netherlands: 4.4%
119,494		Aegon NV	1,021,817
21,596		Akzo Nobel NV	1,342,239
36,181		ASML Holding NV	1,067,757
747		Boskalis Westminster	25,608
35,759		European Aeronautic Defence and Space Co. NV	806,054
2,667		Fugro NV	154,481
5,135		Heineken Holding NV	210,929
21,590		Heineken NV	1,001,018
155,251	**	ING Groep NV	2,787,992
4,488		James Hardie Industries NV	31,070
104,468		Koninklijke Ahold NV	1,260,946
7,971		Koninklijke DSM NV	333,771
91,248		Koninklijke Philips Electronics NV	2,225,906
10,132	@, L	Qiagen NV	214,686
4,593		Randstad Holdings NV	198,971
54,335		Reed Elsevier NV	617,047
286,889		Royal Dutch Shell PLC - Class A	8,136,779
234,971		Royal Dutch Shell PLC - Class B	6,527,285
147,784		Royal KPN NV	2,454,985
7,930		SBM Offshore NV	169,102
32,258		TNT NV	866,797
145,216		Unilever NV	4,201,921
18,159		Wolters Kluwer NV	389,028
			36,046,189
		New Zealand: 0.1%
16,795		Auckland International Airport Ltd.	22,516
4,530		Contact Energy Ltd.	18,805
34,532		Fletcher Building Ltd.	207,482
8,547		Sky City Entertainment Group Ltd.	20,008
103,715		Telecom Corp. of New Zealand Ltd.	199,003
			467,814
		Norway: 0.6%
50,500		DnB NOR ASA	587,994
38,300		Norsk Hydro ASA	256,025
48,200		Orkla ASA	454,783
14,434	@	Renewable Energy Corp. A/S	127,225

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Norway (continued)
96,800		Statoil ASA	$2,185,450
58,300		Telenor ASA	676,478
12,865		Yara International ASA	406,705
			4,694,660
		Portugal: 0.3%
148,236		Banco Comercial Portugues SA	219,591
33,623		Banco Espirito Santo SA	238,776
19,698		Brisa-Auto Estradas de Portugal SA	193,692
20,798		Cimpor Cimentos de Portugal SG	172,123
164,782		Energias de Portugal SA	755,367
1,404		Galp Energia SGPS SA	24,310
2,653		Jeronimo Martins	23,233
40,001		Portugal Telecom SGPS SA	425,001
			2,052,093
		Singapore: 1.2%
179,000		CapitaLand Ltd.	469,353
38,000		City Developments Ltd.	276,253
17,000		ComfortDelgro Corp., Ltd.	19,370
21,000	L	Cosco Corp. Singapore Ltd.	17,768
128,000		DBS Group Holdings Ltd.	1,201,449
64,000		Fraser and Neave Ltd.	179,362
13,000		Jardine Cycle & Carriage Ltd.	223,033
99,000		Keppel Corp., Ltd.	565,669
16,000	@	Neptune Orient Lines Ltd.	20,121
126,000		Olam International Ltd.	221,965
233,608		Oversea-Chinese Banking Corp.	1,295,684
68,000		SembCorp Industries Ltd.	162,516
67,000		SembCorp Marine Ltd.	149,996
31,000	S	Singapore Airlines Ltd.	302,363
71,000		Singapore Exchange Ltd.	422,087
180,000		Singapore Press Holdings Ltd.	491,775
10,000	S	Singapore Technologies Engineering Ltd.	19,461
715,000		Singapore Telecommunications Ltd.	1,643,016
12,000		StarHub Ltd.	18,448
118,000		United Overseas Bank Ltd.	1,399,440
7,464		United Overseas Land Ltd.	18,130
77,000		Wilmar International Ltd.	343,003
			9,460,262
		Spain: 4.6%
13,140		Abertis Infraestructuras SA	298,963
1,582		Acciona SA	216,075
9,458		Acerinox SA	203,655
14,742		ACS Actividades de Construccion y Servicios SA	770,446
286,137		Banco Bilbao Vizcaya Argentaria SA	5,097,399
43,110	L	Banco De Sabadell SA	319,234
16,659	L	Banco de Valencia SA	156,537
51,577		Banco Popular Espanol SA	518,837
659,880		Banco Santander Central Hispano SA	10,660,022
33,870		Bankinter SA	428,322
2,282		Cintra Concesiones DE Infrae	26,644
37,627		Corp. Mapfre SA	168,768
45,187		Criteria Caixacorp SA	232,704
18,176	@	EDP Renovaveis SA	200,190
11,249		Enagas	235,647
4,015		Fomento de Construcciones y Contratas SA	188,381
17,340		Gamesa Corp. Tecnologica SA	390,160
12,601		Gas Natural SDG SA	279,463
1,685		Gestevision Telecinco SA	21,317
7,594		Grifols SA	144,990
4,500	L	Grupo Ferrovial	215,889
72,414		Iberdrola Renovables	357,237
320,166		Iberdrola SA	3,149,751
35,751		Iberia Lineas Aereas de Espana	111,594
17,411		Inditex SA	1,001,201
7,136		Indra Sistemas SA	178,240
7,995	S	Red Electrica de Espana	409,952
65,306		Repsol YPF SA	1,777,742
1,178	@	Sacyr Vallehermoso SA	22,352
342,618		Telefonica SA	9,479,260
10,824		Zardoya-Otis SA	235,247
			37,496,219
		Sweden: 2.5%
18,975		Alfa Laval AB	222,974
16,658		Assa Abloy AB	270,819
67,400		Atlas Copco AB - Class A	868,914
44,600		Atlas Copco AB - Class B	509,260
14,500		Electrolux AB	331,915
10,374		Getinge AB	174,358
40,781		Hennes & Mauritz AB	2,292,235
4,200	S	Holmen AB	115,968
3,000		Husqvarna AB - B Shares	20,901
34,435		Investor AB	630,430
12,000	@	Lundin Petroleum AB	97,542

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Sweden (continued)
4,142	@	Millicom International Cellular SA	$303,117
287,935		Nordea Bank AB	2,910,680
86,400		Sandvik AB	953,789
21,900		Scania AB - B Shares	272,040
14,274		Securitas AB	137,765
138,677		Skandinaviska Enskilda Banken AB	939,338
17,068		Skanska AB	250,724
21,000		SKF AB - B Shares	330,295
13,400		SSAB Svenskt Staal AB - Class A	208,378
12,000		SSAB Svenskt Staal AB - Class B	170,284
58,985		Svenska Cellulosa AB - B Shares	801,289
44,424		Svenska Handelsbanken AB	1,137,227
18,786		Swedbank AB	180,190
14,800		Swedish Match AB	298,109
14,700		Tele2 AB - B Shares	195,589
268,357		Telefonaktiebolaget LM Ericsson	2,701,250
192,000		TeliaSonera AB	1,263,217
45,900		Volvo AB	412,819
109,800		Volvo AB - B Shares	1,018,261
			20,019,677
		Switzerland: 7.8%
176,830	@	ABB Ltd.	3,555,762
5,153	@	Actelion Ltd. - Reg	320,350
6,286		Adecco SA	334,770
4,015	@	Aryzta AG	163,753
2,948		Baloise Holding AG	282,417
244		BKW FMB Energie AG	21,202
44,772		Compagnie Financiere Richemont SA	1,267,452
95,714		Credit Suisse Group	5,325,322
2,086		Geberit AG - Reg	321,107
704		Givaudan	528,235
23,330	@	Holcim Ltd.	1,604,162
19,753		Julius Baer Holding AG - Reg	990,717
3,116		Kuehne & Nagel International AG	271,411
10		Lindt & Spruengli AG	24,301
1		Lindt & Spruengli AG - REG	27,814
9,125	@	Logitech International SA	166,679
3,466		Lonza Group AG	378,298
294,421		Nestle SA	12,569,027
7,617		Nobel Biocare Holding AG	252,219
169,973		Novartis AG	8,537,877
2,419		Pargesa Holding SA	209,382
56,850		Roche Holding AG - Genusschein	9,192,002
3,591		Schindler Holding AG	246,939
296		Schindler Holding AG - Reg	20,901
389		SGS SA	524,322
2,827		Sonova Holding AG - Reg	286,041
34,655		STMicroelectronics NV	327,706
88		Straumann Holding AG	22,838
1,534		Swatch Group AG - BR	362,253
3,674		Swatch Group AG - Reg	167,414
1,735	@	Swiss Life Holding	206,111
27,987		Swiss Reinsurance	1,268,998
1,361		Swisscom AG	487,428
8,353		Syngenta AG	1,919,564
5,697		Synthes, Inc.	686,973
287,795	@	UBS AG - Reg	5,276,697
166,344		Xstrata PLC	2,453,185
13,083		Zurich Financial Services AG	3,119,587
			63,721,216
		United Kingdom: 18.3%
44,233		3i Group PLC	204,391
18,727		Admiral Group PLC	346,818
12,868		Amec PLC	155,866
118,333		Anglo American PLC	3,776,074
19,111		Antofagasta PLC	232,465
20,677		Associated British Foods PLC	280,490
125,844		AstraZeneca PLC	5,643,725
11,331	@	Autonomy Corp. PLC	295,855
244,719	L	Aviva PLC	1,759,275
301,237		BAE Systems PLC	1,685,223
28,253		Balfour Beatty PLC	145,884
885,389		Barclays PLC	5,247,133
10,594	@	Berkeley Group Holdings PLC	150,335
294,562		BG Group PLC	5,133,942
194,546		BHP Billiton PLC	5,327,934
1,550,002		BP PLC	13,731,081
43,740		British Airways PLC	154,716
166,896		British American Tobacco PLC	5,242,763
100,013		British Sky Broadcasting PLC	916,165
607,407		BT Group PLC	1,265,899
15,637		Bunzl PLC	158,965
26,459		Burberry Group PLC	213,414

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
143,657		Cable & Wireless PLC	$330,287
110,984		Cadbury PLC	1,424,614
7,139	@, S	Cairn Energy PLC	319,083
51,502		Capita Group PLC	595,751
15,585		Carnival PLC	534,784
6,261		Carphone Warehouse Group	19,220
435,505		Centrica PLC	1,754,073
107,312		Cobham PLC	376,457
150,154		Compass Group PLC	919,766
214,238		Diageo PLC	3,296,084
16,027		Drax Group PLC	120,997
83,012		Experian Group Ltd.	700,981
27,843		Firstgroup PLC	184,486
257,524		Friends Provident Group PLC	343,133
446,943		GlaxoSmithKline PLC	8,812,376
53,080		Group 4 Securicor PLC	187,716
54,391		Home Retail Group	236,909
1,392,091		HSBC Holdings PLC	15,940,212
36,569		ICAP PLC	247,868
87,515		Imperial Tobacco Group PLC	2,535,338
15,487		Intercontinental Hotels Group PLC	200,969
138,786		International Power PLC	642,073
36,610		Invensys PLC	170,914
24,843		Investec PLC	182,387
67,639		J Sainsbury PLC	352,033
10,938		Johnson Matthey PLC	243,755
12,904		Kazakhmys PLC	221,140
222,287		Kingfisher PLC	758,112
46,109		Ladbrokes PLC	138,344
398,860		Legal & General Group PLC	562,533
1,382,337		Lloyds TSB Group PLC	2,295,837
1,527		London Stock Exchange Group PLC	20,962
8,656		Lonmin PLC	231,786
113,148		Man Group PLC	600,902
105,431		Marks & Spencer Group PLC	611,341
220,411		National Grid PLC	2,133,095
15,178		Next PLC	435,562
368,034		Old Mutual PLC	589,841
76,952		Pearson PLC	950,782
16,140		Petrofac Ltd.	255,431
214,875		Prudential PLC	2,070,940
5,988		Randgold Resources Ltd.	418,231
52,571		Reckitt Benckiser PLC	2,573,761
96,102		Reed Elsevier PLC	722,262
34,139		Rexam PLC	142,903
117,283		Rio Tinto PLC	4,985,397
164,473	@	Rolls-Royce Group PLC	1,241,092
289,634		Royal & Sun Alliance Insurance Group	620,718
1,481,412		Royal Bank of Scotland Group PLC	1,254,541
79,751		SABMiller PLC	1,927,031
114,977		Sage Group PLC	430,031
1,140		Schroders PLC	19,952
75,277		Scottish & Southern Energy PLC	1,414,948
30,243		Serco Group PLC	244,592
11,365		Severn Trent PLC	176,641
48,259		Shire PLC	837,772
84,148		Smith & Nephew PLC	755,698
17,818		Smiths Group PLC	253,789
154,365		Standard Chartered PLC	3,813,043
135,665		Standard Life PLC	476,161
690,453		Tesco PLC	4,420,064
5,014	S	Thomas Cook Group PLC	18,659
75,376		Tomkins PLC	226,713
33,737		TUI Travel PLC	137,447
58,883		Tullow Oil PLC	1,065,384
116,360		Unilever PLC	3,324,868
45,444		United Utilities Group PLC	332,281
8,628		Vedanta Resources PLC	262,595
4,454,577		Vodafone Group PLC	10,007,008
9,243		Whitbread PLC	180,152
200,156		WM Morrison Supermarkets PLC	889,745
23,608	@	Wolseley PLC	570,873
102,029		WPP PLC	877,541
			149,239,180
		Total Common Stock
		(Cost $778,561,586)	781,438,310
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Australia: 0.5%
97,761		CFS Retail Property Trust	172,612
471,784		Dexus Property Group	349,575
874,585		GPT Group	525,965

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Australia (continued)
488,210	@	Macquarie Goodman Group	$284,350
105,424		Mirvac Group	155,055
128,261		Stockland	459,089
184,743		Westfield Group	2,254,951
			4,201,597
		France: 0.2%
212	L	Fonciere Des Regions	24,728
230		Gecina SA	27,515
217		ICADE	23,267
7,312		Klepierre	290,789
241		Mercialys	9,581
6,540		Unibail	1,361,986
			1,737,866
		Hong Kong: 0.0%
129,399		Link Real Estate Investment Trust	284,387
			284,387
		Japan: 0.1%
9		Japan Prime Realty Investment Corp.	21,799
41		Japan Real Estate Investment Corp.	334,694
4		Japan Retail Fund Investment Corp.	21,622
43		Nippon Building Fund, Inc.	382,795
3		Nomura Real Estate Office Fund, Inc.	19,889
			780,799
		Netherlands: 0.0%
2,579		Corio NV	178,257
			178,257
		Singapore: 0.0%
16,000	@, L	Ascendas Real Estate Investment Trust	21,837
17,000	S	CapitaMall Trust	22,218
			44,055
		United Kingdom: 0.2%
40,021		British Land Co. PLC	304,696
51,559		Hammerson PLC	325,375
29,278		Land Securities Group PLC	293,146
6,029	S	Liberty International PLC	46,354
30,958		Segro PLC	182,354
			1,151,925
		Total Real Estate Investment Trusts
		(Cost $8,111,309)	8,378,886
PREFERRED STOCK: 0.4%
		Germany: 0.4%
634		Bayerische Motoren Werke AG	21,069
6,142		Fresenius AG	357,424
20,117		Henkel KGaA - Vorzug	864,971
5,926		Porsche AG	466,661
2,212		RWE AG	181,821
11,640		Volkswagen AG	1,339,213
		Total Preferred Stock
		(Cost $3,189,388)	3,231,159
RIGHTS: 0.0%
		Belgium: 0.0%
67,767	I, X	Fortis	1
			1
		France: 0.0%
67,217		BNP Paribas	145,577
			145,577
		Hong Kong: 0.0%
63,600	L	Genting International PLC	14,222
			14,222
		Sweden: 0.0%
18,786		Swedbank AB	37,053
			37,053
		Total Rights
		(Cost $49,472)	196,853
WARRANTS: 0.0%
		Italy: 0.0%
44,800	L	Mediobanca S.p.A.	13,727
26,395		Unione di Banche Italiane SCPA	3,144
			16,871
		Singapore: 0.0%
17,122		Golden Agri-Resources Ltd.	1,580
			1,580
		Total Warrants
		(Cost $1,997)	18,451

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount		Value
CONVERTIBLE BONDS: 0.0%
	Italy: 0.0%
$19,900	Banca Popolare di Milano Scrl, 6.750%, due 06/01/13	$29,121
	Total Convertible Bonds
	(Cost $27,688)	29,121
	Total Long-Term Investments
	(Cost $789,941,440)	793,292,780

Shares			Value
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 0.1%
597,000	S	ING Institutional Prime Money Market Fund - Class I	$596,999
		Total Mutual Fund
		(Cost $596,999)	596,999

Principal Amount			Value
	Securities Lending Collateral(CC): 1.0%
$8,522,003	Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$8,522,003
37,727	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		30,182
	Total Securities Lending Collateral
	(Cost $8,559,729)		8,552,185
	Total Short-Term Investments
	(Cost $9,156,728)		9,149,184
	Total Investments in Securities
	(Cost $799,098,168)*	98.3%	$802,441,964
	Other Assets and Liabilities - Net	1.7	13,809,749
	Net Assets	100.0%	$816,251,713

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $81,482,462.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$51,756,926
	Gross Unrealized Depreciation	(64,797,424)
	Net Unrealized Appreciation	$(13,040,498)

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.7
Agriculture	1.2
Airlines	0.2
Apparel	0.3
Auto Manufacturers	3.5
Auto Parts & Equipment	0.7
Banks	16.5
Beverages	1.8
Biotechnology	0.2
Building Materials	1.2
Chemicals	3.1
Commercial Services	1.0
Computers	0.4
Cosmetics/Personal Care	0.5
Distribution/Wholesale	1.1
Diversified	0.6
Diversified Financial Services	1.3
Electric	4.9
Electrical Components & Equipment	0.9
Electronics	1.4
Energy - Alternate Sources	0.1
Engineering & Construction	1.3
Entertainment	0.3
Environmental Control	0.0
Food	5.1
Food Service	0.2
Forest Products & Paper	0.3
Gas	0.6
Hand/Machine Tools	0.3
Healthcare - Products	0.7
Healthcare - Services	0.1
Holding Companies - Diversified	0.8
Home Builders	0.1
Home Furnishings	0.8
Household Products/Wares	0.5
Insurance	4.9
Internet	0.2
Investment Companies	0.2
Iron/Steel	1.2
Leisure Time	0.2
Lodging	0.2
Machinery - Construction & Mining	0.4
Machinery - Diversified	0.9
Media	1.2
Metal Fabricate/Hardware	0.3
Mining	4.1
Miscellaneous Manufacturing	1.2
Office Property	0.1
Office/Business Equipment	0.6
Oil & Gas	7.5
Oil & Gas Services	0.3
Packaging & Containers	0.1
Pharmaceuticals	6.5
Real Estate	1.3
Retail	2.0
Semiconductors	0.5
Shipbuilding	0.0
Shopping Centers	0.3
Software	0.7
Storage/Warehousing	0.0
Telecommunications	7.1
Textiles	0.2
Toys/Games/Hobbies	0.3
Transportation	1.6
Venture Capital	0.0
Water	0.3
Short-Term Investments	1.1
Other Assets and Liabilities - Net	1.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs++	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$—	$60,743,841	$—	$60,743,841
Austria	—	2,002,641	—	2,002,641
Belgium	—	7,632,874	—	7,632,874
Bermuda	—	563,623	—	563,623
Canada	317,707	—	—	317,707
China	—	152,996	—	152,996
Cyprus	—	161,536	—	161,536
Denmark	—	7,299,034	—	7,299,034
Finland	—	8,900,894	—	8,900,894
France	—	83,415,582	—	83,415,582
Germany	—	62,264,534	—	62,264,534
Greece	—	4,226,588	—	4,226,588
Hong Kong	—	17,430,241	—	17,430,241
Ireland	—	2,216,747	—	2,216,747
Italy	—	28,832,382	—	28,832,382
Japan	8,876,341	158,340,253	—	167,216,594
Kazakhstan	—	260,338	—	260,338
Luxembourg	—	4,001,843	—	4,001,843
Malaysia	—	251,976	—	251,976
Mauritius	—	131,201	—	131,201
Mexico	—	217,828	—	217,828
Netherlands	8,136,779	27,909,410	—	36,046,189
New Zealand	—	467,814	—	467,814
Norway	—	4,694,660	—	4,694,660
Portugal	—	2,052,093	—	2,052,093
Singapore	—	9,460,262	—	9,460,262
Spain	—	37,496,219	—	37,496,219
Sweden	—	20,019,677	—	20,019,677
Switzerland	—	63,721,216	—	63,721,216
United Kingdom	—	149,239,180	—	149,239,180
Total Common Stock	17,330,827	764,107,483	—	781,438,310
Real Estate Investment Trusts	—	8,378,886	—	8,378,886
Exchange-Traded Funds	—	—	—	—
Mutual Funds	—	—	—	—
Preferred Stock	—	3,231,159	—	3,231,159
Equity-Linked Securities	—	—	—	—
Rights	196,852	—	1	196,853
Warrants	1,580	16,871	—	18,451
Positions In Purchased Options	—	—	—	—
Convertible Bonds	—	29,121	—	29,121
Corporate Bonds/Notes	—	—	—	—
U.S. Government Agency Obligations	—	—	—	—
U.S. Treasury Obligations	—	—	—	—
Asset-Backed Securities	—	—	—	—
Collateralized Mortgage Obligations	—	—	—	—
Municipal Bonds	—	—	—	—
Other Bonds	—	—	—	—
Structured Products	—	—	—	—
Short-Term Investments	9,119,002	30,182	—	9,149,184
Total Investments, at value	$26,648,261	$775,793,702	$1	$802,441,964
Other Financial Instruments++ :
Futures	243,067	—	—	243,067
Total Assets	$26,891,328	$775,793,702	$1	$802,685,031

Liabilities Table
Other Financial Instruments++ :
Futures	(79,156)	—	—	(79,156)
Total Liabilities	$(79,156)	$—	$—	$(79,156)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance at
	at 12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	09/30/2009
Asset Table
Investments, at value
Common Stock	$274,263	$—	$—	$—	$—	$—	$—	$—	$—	$(274,263)	$—
Rights	—	—	—	—	—	—	—	—	1	—	1
Total Investments, at value	$274,263	$—	$—	$—	$—	$—	$—	$—	$1	$(274,263)	$1

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

++ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.  To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.  Accordingly, a significant portion of the Porftolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING International Index Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200 Index	14	12/17/09	$23,352
CAC40 10 Euro	30	10/16/09	27,970
DAX Index	6	12/18/09	11,933
Dow Jones Euro STOXX 50	146	12/18/09	68,992
FTSE 100 Index	55	12/18/09	78,147
FTSE/MIB Index	5	12/18/09	17,679
Hang Seng Index	3	10/29/09	121
IBEX 35 Index	4	10/16/09	14,873
OMXS30 Index	48	10/16/09	(14,417)
Tokyo Price Index (TOPIX)	26	12/10/09	(64,739)
			$163,911

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$163,911
Total	$163,911

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.6%
		Advertising: 0.3%
1,700		Asatsu-DK, Inc.	$35,861
7,900		Dentsu, Inc.	183,655
1,210		Hakuhodo DY Holdings, Inc.	65,786
950		Moshi Moshi Hotline, Inc.	18,480
			303,782
		Agriculture: 0.7%
1,000		Chubu Shiryo Co. Ltd.	8,675
1,300		Hokuto Corp.	30,005
186		Japan Tobacco, Inc.	635,920
2,200		Sakata Seed Corp.	33,503
			708,103
		Airlines: 0.4%
97,000		All Nippon Airways Co., Ltd.	278,400
103,000	@	Japan Airlines Corp.	151,025
			429,425
		Apparel: 0.3%
8,000		Asics Corp.	74,255
3,300		Daidoh Ltd.	24,738
3,000		Descente Ltd.	13,742
3,000		Gunze Ltd.	13,705
2,000		Japan Wool Textile Co. Ltd.	15,144
400		Katakura Industries Co. Ltd.	4,641
700		Nagaileben Co. Ltd.	14,720
2,000	@	Naigai Co. Ltd.	999
6,000		Onward Kashiyama Co., Ltd.	44,518
5,400	@	Renown, Inc.	10,328
3,000		Sanyo Shokai Ltd.	9,831
7,000		Shikibo Ltd.	16,078
14,000	@	SILVER OX, Inc.	156
3,000		Tokai Senko KK	4,258
4,000		Wacoal Holdings Corp.	52,146
			299,259
		Auto Manufacturers: 7.3%
8,000		Daihatsu Motor Co., Ltd.	81,502
23,000		Fuji Heavy Industries Ltd.	89,111
7,000		Hino Motors Ltd.	26,511
62,100		Honda Motor Co., Ltd.	1,885,962
35,000		Isuzu Motors Ltd.	73,832
1,400		Kanto Auto Works Ltd.	14,046
28,000		Mazda Motor Corp.	62,526
156,000	@	Mitsubishi Motors Corp.	256,601
91,500		Nissan Motor Co., Ltd.	616,605
1,000		Nissan Shatai Co., Ltd.	8,005
1,000		Shinmaywa Industries Ltd.	3,914
14,300		Suzuki Motor Corp.	332,589
500		Toyota Auto Body Co., Ltd.	9,724
94,000		Toyota Motor Corp.	3,738,428
			7,199,356
		Auto Parts & Equipment: 2.7%
4,000		Aichi Machine Industry Co., Ltd.	10,485
1,700		Aisan Industry Co., Ltd.	12,278
6,800		Aisin Seiki Co., Ltd.	165,159
700		Akebono Brake Industry Co. Ltd.	5,133
18,000	@	Asahi TEC Corp.	6,208
23,300		Bridgestone Corp.	416,711
4,000		Calsonic Kansei Corp.	11,284
16,000	S	Denso Corp.	469,234
2,000		Eagle Industry Co., Ltd.	10,469
600		Exedy Corp.	13,178
800		FCC Co., Ltd.	13,910
900		F-Tech, Inc.	8,544
3,000	@	Fuji Kiko Co. Ltd.	3,759

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Auto Parts & Equipment (continued)
4,500	@	Futaba Industrial Co., Ltd.	$18,781
7,000		Ichikoh Industries Ltd.	11,837
800		Imasen Electric Industrial	8,882
1,000		Kasai Kogyo Co. Ltd.	2,669
6,000	@	Kayaba Industry Co. Ltd.	21,255
1,800		Keihin Corp.	29,746
4,000		Koito Manufacturing Co., Ltd.	55,318
7,000		Koyo Seiko Co., Ltd.	81,244
2,000	@	Mitsuba Corp.	9,210
1,100		Musashi Seimitsu Industry Co., Ltd.	21,010
6,000		NGK Spark Plug Co., Ltd.	76,431
5,000		NHK Spring Co., Ltd.	41,166
900		Nifco, Inc.	17,935
7,000	@	Nippon Piston Ring Co. Ltd.	8,078
1,900		Nissin Kogyo Co., Ltd.	27,651
4,100		NOK Corp.	60,875
2,000		Pacific Industrial Co., Ltd.	9,451
1,000		Piolax, Inc.	18,206
5,000	@	Press Kogyo Co. Ltd.	9,992
3,000		Riken Corp.	10,842
7,000		Sanden Corp.	19,813
6,000		Shiroki Corp.	10,146
5,400		Stanley Electric Co., Ltd.	109,317
24,400		Sumitomo Electric Industries Ltd.	318,608
5,400		Sumitomo Rubber Industries, Inc.	50,859
4,000		T RAD Co. Ltd.	10,269
1,100		Tachi-S Co., Ltd.	9,202
2,400		Taiho Kogyo Co., Ltd.	18,299
1,400		Takata Corp.	25,530
5,000		TBK Co., Ltd.	8,570
2,000		Teikoku Piston Ring Co. Ltd.	9,453
2,100		Tokai Rika Co., Ltd.	37,543
1,200		Topre Corp.	11,157
2,200		Toyoda Gosei Co., Ltd.	64,157
2,600		Toyota Boshoku Corp.	51,145
5,900		Toyota Industries Corp.	161,512
1,600		TS Tech Co., Ltd.	28,205
1,200		Unipres Corp.	17,002
8,000		Yokohama Rubber Co., Ltd.	39,177
1,500		Yokowo Co. Ltd.	9,829
800		Yorozu Corp.	10,729
			2,707,453
		Banks: 8.5%
11,000		77 Bank Ltd.	62,577
200		Aichi Bank Ltd.	17,964
6,000		Akita Bank Ltd.	24,284
6,000		Aomori Bank Ltd.	23,942
25,000		Aozora Bank Ltd.	36,148
5,000		Awa Bank Ltd.	28,695
500	@	Bank of Ikeda Ltd.	23,896
400		Bank of Iwate Ltd.	21,575
10,000		Bank of Kyoto Ltd.	91,662
7,000		Bank of Nagoya Ltd.	30,169
800		Bank of Okinawa Ltd.	28,382
6,000		Bank of Saga Ltd.	18,623
48,000		Bank of Yokohama Ltd.	234,443
27,000		Chiba Bank Ltd.	166,650
1,800	@	Chiba Kogyo Bank Ltd.	14,569
5,000		Chugoku Bank Ltd.	63,235
6,000		Chukyo Bank Ltd.	18,819
6,000		Daisan Bank Ltd.	14,215
3,000		Daishi Bank Ltd.	12,106
4,000		Daito Bank Ltd.	3,287
6,000		Ehime Bank Ltd.	16,692
1,000		Eighteenth Bank Ltd.	2,979
6,000		Fukui Bank Ltd.	19,551
29,000		Fukuoka Financial Group, Inc.	120,032
13,000		Gunma Bank Ltd.	71,325
12,000		Hachijuni Bank Ltd.	66,628

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Banks (continued)
10,000		Higashi-Nippon Bank Ltd.	$20,889
4,000		Higo Bank Ltd.	23,552
16,000		Hiroshima Bank Ltd.	65,985
8,000		Hokkoku Bank Ltd.	33,366
47,000		Hokugin Financial Group, Inc.	109,583
7,000		Hyakugo Bank Ltd.	35,964
7,000		Hyakujushi Bank Ltd.	31,583
7,000		Iyo Bank Ltd.	63,025
26,000		Joyo Bank Ltd.	127,465
7,000		Juroku Bank Ltd.	23,878
5,000		Kagawa Bank Ltd.	19,761
5,000		Kagoshima Bank Ltd.	39,696
7,000		Kansai Urban Banking Corp.	9,705
4,000		Kanto Tsukuba Bank Ltd.	13,672
2,000		Keiyo Bank Ltd.	10,201
400		Kita-Nippon Bank Ltd.	12,359
27,000		Kiyo Holdings, Inc.	34,234
8,000		Michinoku Bank Ltd.	18,225
3,000		Minato Bank Ltd.	4,165
424,600	S	Mitsubishi UFJ Financial Group, Inc.	2,269,116
36,000		Mitsui Trust Holdings, Inc.	132,817
7,000		Miyazaki Bank Ltd.	29,122
546,100		Mizuho Financial Group, Inc.	1,075,554
62,000		Mizuho Trust & Banking Co., Ltd.	65,366
500		Musashino Bank Ltd.	15,101
2,000		Nagano Bank Ltd.	4,471
6,000		Nanto Bank Ltd.	32,585
21,000		Nishi-Nippon City Bank Ltd.	52,884
3,000		Ogaki Kyoritsu Bank Ltd.	10,308
5,000		Oita Bank Ltd.	19,515
23,900		Resona Holdings, Inc.	306,308
4,000		San-In Godo Bank Ltd.	34,021
7,000		Sapporo Hokuyo Holdings, Inc.	24,780
6,000		Shiga Bank Ltd.	37,547
6,000		Shikoku Bank Ltd.	21,355
400		Shimizu Bank Ltd.	16,378
38,000		Shinsei Bank Ltd.	58,017
22,000		Shizuoka Bank Ltd.	231,514
12,000		Shonai Bank Ltd.	19,919
39,600		Sumitomo Mitsui Financial Group, Inc.	1,372,627
68,000		Sumitomo Trust & Banking Co., Ltd.	359,299
7,000		Suruga Bank Ltd.	66,058
4,000		Tochigi Bank Ltd.	19,387
6,000		Toho Bank Ltd.	26,604
8,000		Tohoku Bank Ltd.	12,806
1,500		Tokyo Tomin Bank Ltd.	24,414
5,000		Tomato Bank Ltd.	12,128
8,000		Tottori Bank Ltd.	21,969
5,000	@	Towa Bank Ltd.	3,277
900		Yachiyo Bank Ltd.	27,268
5,000		Yamagata Bank Ltd.	25,754
5,000		Yamaguchi Financial Group, Inc.	51,740
4,000		Yamanashi Chuo Bank Ltd.	19,306
			8,429,071
		Beverages: 1.2%
14,600		Asahi Breweries Ltd.	266,637
1,100		Coca-Cola Central Japan Co., Ltd.	15,285
1,600		Coca-Cola West Holdings Co., Ltd.	31,238
600		Dydo Drinco, Inc.	19,786
1,800		Ito En Ltd.	33,371
2,700		Kagome Co. Ltd.	54,504
900		KEY Coffee, Inc.	15,957
35,000		Kirin Brewery Co., Ltd.	536,056
1,700		Mikuni Coca-Cola Bottling Co., Ltd.	14,726
6,000		Oenon Holdings, Inc.	13,357
13,000		Sapporo Holdings Ltd.	66,146
1,100		Shikoku Coca-Cola Bottling Co. Ltd.	11,948
8,000		Takara Holdings, Inc.	55,174
2,000		Yomeishu Seizo Co. Ltd.	19,602
			1,153,787

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Building Materials: 1.4%
3,000	@	A&A Material Corp.	$2,401
34,000		Asahi Glass Co., Ltd.	274,034
3,000		Bunka Shutter Co. Ltd.	11,371
6,000		Central Glass Co., Ltd.	26,584
1,400		Chofu Seisakusho Co. Ltd.	29,576
500		Cleanup Corp.	3,886
7,000		Daiken Corp.	18,590
7,900		Daikin Industries Ltd.	283,016
6,500		DC Co., Ltd.	19,728
3,000		Fujitec Co. Ltd.	17,029
9,100		JS Group Corp.	159,122
6,000	@	Krosaki Harima Corp.	10,528
12,000		Matsushita Electric Works Ltd.	143,122
6,000		Nice Holdings, Inc.	12,752
4,000		Nichias Corp.	14,893
1,200		Nichiha Corp.	8,083
2,000		Nichireki Co. Ltd.	7,952
600		Nikkato Corp.	2,756
25,000		Nippon Sheet Glass Co., Ltd.	83,172
1,000		Okabe Co., Ltd.	3,781
1,600		Rinnai Corp.	75,380
2,000		Sanko Metal Industrial Co. Ltd.	6,364
10,000		Sanwa Shutter Corp.	34,345
11,000		Sumitomo Osaka Cement Co., Ltd.	20,788
1,000		Sun Wave Corp.	2,780
34,000		Taiheiyo Cement Corp.	45,248
1,000	@	Takara Standard Co. Ltd.	6,006
4,000		Takiron Co. Ltd.	11,694
5,000		Toli Corp.	11,068
10,000		Toto Ltd.	62,395
			1,408,444
		Chemicals: 3.6%
800		ADEKA Corp.	7,991
2,500		Aica Kogyo Co., Ltd.	26,637
4,000		Air Water, Inc.	45,943
1,300		Arisawa Manufacturing Co., Ltd.	9,334
45,000		Asahi Kasei Corp.	228,564
2,000		Chugoku Marine Paints Ltd.	12,531
8,000		Dai Nippon Toryo Co. Ltd.	9,070
9,000		Daicel Chemical Industries Ltd.	54,205
1,000		Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,304
8,000		Dainippon Ink & Chemicals	11,386
16,000		Denki Kagaku Kogyo K K	65,691
600		Earth Chemical Co. Ltd.	19,288
2,300		Fujikura Kasei Co., Ltd.	12,909
300		Fujimi, Inc.	5,361
2,000		Gun-Ei Chemical Industry Co. Ltd.	4,780
3,500		Hitachi Chemical Co. Ltd.	71,339
5,000		Hodogaya Chemical Co. Ltd.	13,846
11,000	@	Ishihara Sangyo Kaisha Ltd.	9,043
600		Japan Carlit Co. Ltd.	3,029
7,500		JSR Corp.	153,216
10,000		Kaneka Corp.	71,663
7,000		Kansai Paint Co., Ltd.	54,462
2,000		Kanto Denka Kogyo Co. Ltd.	15,244
1,000		Koatsu Gas Kogyo Co. Ltd.	6,122
1,500		Konishi Co. Ltd.	14,557
1,000		Lintec Corp.	19,002
42,000		Mitsubishi Chemical Holdings Corp.	174,017
13,000		Mitsubishi Gas Chemical Co., Inc.	70,442
25,000		Mitsui Chemicals, Inc.	88,738
1,000		Nihon Nohyaku Co., Ltd.	7,212
2,000		Nihon Tokushu Toryo Co. Ltd.	7,260
8,000	@	Nippon Carbide Industries Co., Inc.	8,974
5,000		Nippon Carbon Co. Ltd.	16,365
5,000		Nippon Chemical Industrial Co., Ltd.	13,986
3,200		Nippon Fine Chemical Co. Ltd.	27,233

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
2,000		Nippon Kasei Chemical Co. Ltd.	$4,493
4,000		Nippon Kayaku Co. Ltd.	35,338
7,000		Nippon Paint Co. Ltd.	37,999
2,000		Nippon Shokubai Co., Ltd.	17,688
4,000		Nippon Soda Co., Ltd.	16,826
2,000		Nippon Synthetic Chemical Industry Co., Ltd.	13,643
5,000		Nissan Chemical Industries Ltd.	71,841
6,300		Nitto Denko Corp.	192,502
2,000		NOF Corp.	9,989
3,000	@	Okura Industrial Co. Ltd.	8,906
9,000	@	Rasa Industries Ltd.	11,603
1,000		Sakata INX Corp.	4,349
3,000		Sanyo Chemical Industries Ltd.	17,655
12,700		Shin-Etsu Chemical Co., Ltd.	779,123
41,000		Showa Denko KK	83,206
1,200		ST Corp.	14,668
300		Stella Chemifa Corp.	16,528
8,000		Sumitomo Bakelite Co. Ltd.	42,333
57,000		Sumitomo Chemical Co., Ltd.	236,670
3,000		Sumitomo Seika Chemicals Co. Ltd.	12,847
1,100		T Hasegawa Co. Ltd.	18,654
13,000		Taiyo Nippon Sanso Corp.	154,265
3,000		Takasago International Corp.	16,915
3,000		Tayca Corp.	9,339
2,000		Toagosei Co., Ltd.	6,778
1,000		Toda Kogyo Corp.	8,040
7,000	@	Tohpe Corp.	7,792
7,000		Tokai Carbon Co. Ltd.	32,951
8,000		Tokuyama Corp.	58,485
1,100		Tokyo Ohka Kogyo Co. Ltd.	24,698
16,000		Tosoh Corp.	40,335
6,000		Toyo Ink Manufacturing Co. Ltd.	22,389
36,000		Ube Industries Ltd.	94,293
200		Yushiro Chemical Industry Co. Ltd.	2,893
7,000		Zeon Corp.	32,001
			3,520,779
		Coal: 0.0%
5,000		Mitsui Matsushima Co., Ltd.	7,268
			7,268
		Commercial Services: 1.7%
900		Aeon Delight Co. Ltd.	12,711
2,800		Benesse Corp.	137,050
20		CMIC Co. Ltd.	5,506
1,900		CTI Engineering Co. Ltd.	11,448
23,000		Dai Nippon Printing Co., Ltd.	315,363
11		Dream Incubator, Inc.	7,337
1,900		Duskin Co. Ltd.	35,689
99	@	FULLCAST Holdings Co. Ltd.	6,411
2,300		Funai Consulting Co. Ltd.	13,104
900		Gakujo Co. Ltd.	3,271
7		GMO Payment Gateway, Inc.	9,477
700		Intage, Inc.	11,860
8,000		Kamigumi Co., Ltd.	65,235
4,400	@	Kosaido Co. Ltd.	11,181
1,000		Kyodo Printing Co., Ltd.	3,236
800		Kyoritsu Maintenance Co. Ltd.	13,526
1,900		Meiko Network Japan Co. Ltd.	12,057
1,000		Meitec Corp.	16,909
5,000		Mitsumura Printing Co. Ltd.	18,645
1,200		NAC Co. Ltd.	12,113
500		Nichii Gakkan Co.	4,990
3		Nihon M&A Center, Inc.	13,546
1,500		Nippon Kanzai Co. Ltd.	28,027
1,000		Nippon Kucho Service Co. Ltd.	7,969
1,000		Nissin Corp.	2,604
2,000		Nohmi Bosai Ltd.	16,699
4,000		Nomura Co. Ltd.	11,184
1,500		Park24 Co. Ltd.	17,215
1,700		Pronexus, Inc.	13,402

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
500		San Holdings, Inc.	$9,486
7,700		Secom Co., Ltd.	386,804
3,100		Shingakukai Co. Ltd.	11,530
3,200		Sohgo Security Services Co., Ltd.	37,929
4,000		Subaru Enterprise Co. Ltd.	12,565
1,400		Takara Printing Co. Ltd.	12,266
59		Take And Give Needs Co. Ltd.	7,015
1,200		Temp Holdings Co. Ltd.	10,859
800		TKC Corp.	17,452
1,400		Toppan Forms Co. Ltd.	19,162
24,000		Toppan Printing Co., Ltd.	226,551
5,000		Tosho Printing Co. Ltd.	12,804
1,500		Unimat Life Corp.	16,041
3,800		Utoc Corp.	11,356
38,200	@	Venture Link Co. Ltd.	7,235
1,000		Watabe Wedding Corp.	14,234
200		Weathernews, Inc.	3,190
			1,654,244
		Computers: 1.1%
4,400	@	CSK Corp.	16,576
76,000		Fujitsu Ltd.	495,708
200		Hitachi Information Systems Ltd.	6,435
2,200		Ines Corp.	18,664
2,000		Information Services International-Dentsu Ltd.	14,235
3,000		Itfor, Inc.	11,161
200		Itochu Techno-Solutions Corp.	6,146
1,100		Japan Digital Laboratory Co.	15,503
1,600		JBCC Holdings, Inc.	11,348
3,100		JBIS Holdings, Inc.	12,385
600		Melco Holdings, Inc.	10,675
17		Net One systems Co., Ltd.	25,604
47		NTT Data Corp.	150,080
180		Obic Co., Ltd.	30,377
100		Otsuka Corp.	5,971
100		Panasonic Electric Works Information systems Co. Ltd.	2,649
1,300		Roland DG Corp.	18,596
3,600		TDK Corp.	207,413
			1,059,526
		Cosmetics/Personal Care: 1.1%
1,800		Aderans Co., Ltd.	25,667
9		Dr Ci:Labo Co. Ltd.	18,394
1,400		Fancl Corp.	22,154
800		House of Rose Co. Ltd.	11,487
19,600		Kao Corp.	483,968
1,700		Kose Corp.	41,371
7,000		Lion Corp.	36,299
700		Mandom Corp.	20,006
600		Milbon Co. Ltd.	16,023
500		Pigeon Corp.	19,854
13,000		Shiseido Co., Ltd.	226,368
1,600		Uni-Charm Corp.	151,706
			1,073,297
		Distribution/Wholesale: 3.8%
1,200		Advan Co. Ltd.	8,406
2,400		Canon Sales Co., Inc.	42,344
8,000		Chori Co., Ltd.	8,623
5,000		Daiwabo Holdings Co. Ltd.	20,666
1,300		Doshisha Co. Ltd.	27,313
1,200		F&A Aqua Holdings, Inc.	14,697
9,000	@	Fuji Kosan Co., Ltd.	7,297
7,000	@	GSI Creos Corp.	7,843
1,500		Happinet Corp.	20,700
2,100		Hitachi High-Technologies Corp.	43,803
200		Inaba Denki Sangyo Co. Ltd.	4,782
2,900		Inabata & Co., Ltd.	12,017
52,000		Itochu Corp.	342,875
1,700		Itochu Enex Co., Ltd.	9,870
400		Itochu-Shokuhin Co. Ltd.	14,146
7,000		Iwatani International Corp.	21,476

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale (continued)
7,000		Japan Pulp & Paper Co. Ltd.	$26,722
4,200		JK Holdings Co. Ltd.	17,783
12,000	@	Kanematsu Corp.	10,648
3,500		Kitazawa Sangyo Co. Ltd.	7,685
58,000		Marubeni Corp.	291,306
600		Matsuda Sangyo Co., Ltd.	9,872
1,500	@	Meiwa Corp.	2,749
52,100		Mitsubishi Corp.	1,047,852
61,300		Mitsui & Co., Ltd.	797,494
3,000		Nagase & Co., Ltd.	37,022
1,800		Nakayamafuku Co. Ltd.	11,978
2,000		Nippon Gas Co. Ltd.	33,579
3,100		Ohashi Technica, Inc.	18,740
500	@	Ryoshoku Ltd.	12,781
2,000		Sala Corp.	12,850
1,000		San-Ai Oil Co., Ltd.	4,967
6,800		Sankyo Seiko Co. Ltd.	17,010
2,000		Satori Electric Co., Ltd.	13,741
2,000		Seika Corp.	5,157
1,000		Shimojima Co. Ltd.	14,482
900		Shinwa Co. Ltd./Nagoya	12,358
2,000		Shinyei Kaisha	2,872
15		SHIP HEALTHCARE HOLDINGS, Inc.	10,594
3,000		Sinanen Co. Ltd.	16,039
3,000		SK Japan Co. Ltd.	10,834
37,200		Sojitz Corp.	70,527
1,200		Sugimoto & Co. Ltd.	12,550
41,500		Sumitomo Corp.	425,778
1,400		Tachibana Eletech Co. Ltd.	11,171
10,000		Taiheiyo Kouhatsu, Inc.	7,992
5,000	@	Takashima & Co. Ltd.	7,280
1,000		Takihyo Co. Ltd.	5,539
1,000		Tomen Electronics Corp.	11,237
7,300		Toyota Tsusho Corp.	109,724
1,000		Trusco Nakayama Corp.	17,287
4,000		Tsubakimoto Kogyo Co. Ltd.	9,418
300		USC Corp.	3,619
3,700		Yamazen Corp.	13,657
9,000		Yuasa Trading Co., Ltd.	9,901
			3,769,653
		Diversified Financial Services: 1.8%
3,660		Acom Co., Ltd.	56,174
2,800		Aeon Credit Service Co., Ltd.	28,099
3,600	@	Aiful Corp.	4,192
8,000	@	Cedyna Financial Corp.	13,768
1,100		Century Leasing System, Inc.	11,969
6,600		Credit Saison Co., Ltd.	77,157
60,000		Daiwa Securities Group, Inc.	308,237
1,880		Diamond Lease Co., Ltd.	56,369
62	@	Fidec Corp.	6,129
600		Fuyo General Lease Co. Ltd.	13,456
1,400		Hitachi Capital Corp.	17,106
1,200		IBJ Leasing Co., Ltd.	17,257
2,700		Ichinen Holdings Co. Ltd.	12,736
2,200		Ichiyoshi Securities Co., Ltd.	15,044
1,100		Iwai Securities Co. Ltd.	8,946
6,000		Jaccs Co., Ltd.	13,709
2,300		Japan Securities Finance Co. Ltd.	17,036
19	@	Kenedix, Inc.	7,520
2,800		Kyokuto Securities Co. Ltd.	18,776
2,600		Marusan Securities Co., Ltd.	15,872
5,000		Mito Securities Co. Ltd.	11,923
15,000		Mizuho Investors Securities Co. Ltd.	15,327
17,800	@	NIS Group Co., Ltd.	5,736
107,400		Nomura Holdings, Inc.	658,348
5,000		Okasan Securities Group, Inc.	22,227
4,010		ORIX Corp.	243,557
3,600		Osaka Securities Finance Co. Ltd.	7,827
1,200		Pocket Card Co. Ltd.	2,984

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,100		Promise Co., Ltd.	$5,978
500		Ricoh Leasing Co., Ltd.	10,982
11		Risa Partners, Inc.	7,095
7		Secured Capital Japan Co. Ltd.	7,239
19,000		Shinko Securities Co., Ltd.	68,878
2,750		Takefuji Corp.	9,645
5,000		Tokai Tokyo Financial Holdings	15,684
4,000		Toyo Securities Co., Ltd.	8,255
			1,821,237
		Electric: 4.4%
25,000		Chubu Electric Power Co., Inc.	606,285
10,700		Chugoku Electric Power Co., Inc.	235,119
5,600		Electric Power Development Co.	177,292
6,500		Hokkaido Electric Power Co., Inc.	135,061
7,200		Hokuriku Electric Power Co.	183,107
30,400		Kansai Electric Power Co., Inc.	733,774
16,000		Kyushu Electric Power Co., Inc.	362,464
400		Okinawa Electric Power Co., Inc.	23,871
7,400		Shikoku Electric Power Co.	225,664
18,400		Tohoku Electric Power Co., Inc.	409,548
46,200		Tokyo Electric Power Co., Inc.	1,210,475
			4,302,660
		Electrical Components & Equipment: 1.8%
8,800		Brother Industries Ltd.	105,279
5,000		Casio Computer Co., Ltd.	40,805
13,000		Fujikura Ltd.	63,440
400		Funai Electric Co. Ltd.	18,200
22,000		Furukawa Electric Co., Ltd.	89,015
12,000		GS Yuasa Corp.	109,353
1,500		Helios Techno Holdings Co. Ltd.	3,298
1,500		Hirakawa Hewtech Corp.	11,678
4,000		Hitachi Cable Ltd.	11,668
119,000		Hitachi Ltd.	365,388
500		Icom, Inc.	12,813
9,000	@	Ikegami Tsushinki Co. Ltd.	8,184
6,000		Iwasaki Electric Co. Ltd.	12,003
9,000	@	Mitsubishi Cable Industries Ltd.	8,597
69,000		Mitsubishi Electric Corp.	521,373
600		Nihon Trim Co. Ltd.	12,216
3,000		Nippon Seisen Co. Ltd.	8,731
3,000		Nissin Electric Co. Ltd.	18,402
73,000	@	Sanyo Electric Co., Ltd.	172,646
1,000		Shin-Kobe Electric Machinery Co. Ltd.	11,895
6,000		Sinfonia Technology Co.	16,475
9,000	@	SWCC Showa Holdings Co., Ltd.	9,381
4,000		Takaoka Electric Manufacturing Co. Ltd.	13,791
5,000		Tokyo Rope Manufacturing Co. Ltd.	17,969
3,000		Toshiba Tec Corp.	14,019
3,400		Ushio, Inc.	59,198
			1,735,817
		Electronics: 5.1%
5,200		Advantest Corp.	143,543
2,000		Alpha Corp.	11,779
6,500	@	Alps Electric Co., Ltd.	37,360
1,200		CMK Corp.	10,220
1,700		Cosel Co. Ltd.	22,459
9,000	@	Dainippon Screen Manufacturing Co., Ltd.	34,064
600		Daito Electron Co. Ltd.	3,119
500		Eizo Nanao Corp.	11,878
1,800		Enplas Corp.	34,461
800		Excel Co., Ltd.	10,077
4,000		Fujitsu General Ltd.	13,861
800		Futaba Corp.	13,029
2,000		Hamamatsu Photonics KK	47,773
700		Hioki EE Corp.	13,308
1,200		Hirose Electric Co., Ltd.	134,986
1,000		Hochiki Corp.	5,937
6,000		Hokuriku Electric Industry Co. Ltd.	11,800
900		Horiba Ltd.	23,222

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
2,000		Hosiden Corp.	$26,966
16,500		Hoya Corp.	388,743
5,300		Ibiden Co., Ltd.	196,358
500		Idec Corp.	3,951
3,000		Japan Aviation Electronics Industry Ltd.	17,869
1,000		Jeol Ltd.	4,473
300		Kaga Electronics Co., Ltd.	3,120
2,000		Kanaden Corp.	12,219
1,500		Keyence Corp.	319,579
900		Kuroda Electric Co., Ltd.	10,990
6,500		Kyocera Corp.	600,441
1,100		Mabuchi Motor Co., Ltd.	55,895
1,300		Marubun Corp.	8,131
200		Maruwa Co. Ltd./Aichi	5,089
12,000		Minebea Co., Ltd.	54,929
2,900		Mitsumi Electric Co., Ltd.	62,309
8,100		Murata Manufacturing Co., Ltd.	382,445
1,600		Nagano Keiki Co. Ltd.	11,207
76,000		NEC Corp.	237,818
9,000		NGK Insulators Ltd.	207,651
1,300		Nichicon Corp.	16,584
500		Nichiden Corp.	15,039
2,200		Nidec Copal Electronics Corp.	12,994
3,400		Nidec Corp.	275,250
900		Nihon Dempa Kogyo Co., Ltd.	17,374
1,000		Nippon Ceramic Co. Ltd.	14,166
6,000	@	Nippon Chemi-Con Corp.	29,199
12,000		Nippon Electric Glass Co., Ltd.	109,204
1,000		Nissha Printing Co., Ltd.	50,878
1,500		Nitto Kogyo Corp.	15,004
7,100		Omron Corp.	133,402
300		Optex Co., Ltd.	3,691
800		Ryosan Co., Ltd.	20,531
400		Sanshin Electronics Co., Ltd.	3,208
300		Sato Corp.	4,070
1,100		Shinko Shoji Co., Ltd.	9,412
1,600		Siix Corp.	13,319
4,000		SMK Corp.	25,745
2,500		Soshin Electric Co. Ltd.	10,937
1,600		Star Micronics Co. Ltd.	14,839
4,000		Taiyo Yuden Co., Ltd.	47,014
3,000		Tamura Corp.	10,311
8,000		Tokimec, Inc.	10,863
1,800		Tokyo Seimitsu Co., Ltd.	24,205
140,000		Toshiba Corp.	732,794
1,500		Toyo Corp./Chuo-ku	15,349
1,200		Ulvac, Inc.	31,513
16		Wacom Co., Ltd.	38,039
3,100	@	Yamaichi Electronics Co. Ltd.	7,070
1,300		Yamatake Corp.	29,157
8,000		Yaskawa Electric Corp.	57,533
8,700		Yokogawa Electric Corp.	76,882
			5,068,635
		Engineering & Construction: 1.4%
2,100		Airport Facilities Co. Ltd.	12,433
9,000	@	Asanuma Corp.	6,497
500		Asunaro Aoki Construction Co. Ltd.	2,698
7,000		Chiyoda Corp.	54,978
300		Chudenko Corp.	4,947
1,000	@	Commuture Corp.	7,281
2,100		COMSYS Holdings Corp.	22,969
4,000		Dai-Dan Co. Ltd.	23,555
10,700		Fudo Tetra Corp.	7,732
10,300		Hazama Corp.	10,765
2,000		Hibiya Engineering Ltd.	18,612
3,000	@	Hitachi Plant Technologies Ltd.	20,350
1,500		Japan Airport Terminal Co., Ltd.	18,749
8,000		JGC Corp.	162,765
37,000		Kajima Corp.	94,874

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
1,000		Kandenko Co., Ltd.	$6,914
1,200		Kawada Technologies, Inc.	20,620
6,000		Kinden Corp.	50,026
5,000		Kitano Construction Corp.	12,178
10,000	@	Kumagai Gumi Co., Ltd.	7,451
2,000		Kyowa Exeo Corp.	19,579
1,000		Kyudenko Corp.	6,350
5,000		Maeda Corp.	16,055
3,000		Maeda Road Construction Co., Ltd.	26,957
2,000		Matsui Construction Co. Ltd.	7,707
5,000		Mitsubishi Kakoki Kaisha Ltd.	13,934
1,300		NEC Networks & System Integration Corp.	17,709
2,000		Nippo Corp.	16,299
2,000		Nippon Densetsu Kogyo Co. Ltd.	18,895
1,000		Nippon Road Co., Ltd.	2,292
15,000		Nishimatsu Construction Co., Ltd.	21,326
22,000		Obayashi Corp.	96,499
7,000		Okumura Corp.	26,332
8,000		Penta-Ocean Construction Co. Ltd.	10,336
700	@	PS Mitsubishi Construction Co. Ltd.	2,590
1,000		Sanki Engineering Co., Ltd.	8,391
15,000	@	Sata Construction Co. Ltd.	6,345
17,000	@	Seikitokyu Kogyo Co. Ltd.	7,746
27,000		Shimizu Corp.	106,230
1,700		Shinko Plantech Co., Ltd.	16,604
9,200		Shinnihon Corp.	17,289
1,000		SHO-BOND Holdings Co., Ltd.	19,530
600		Sumitomo Densetsu Co., Ltd.	3,078
12,000	@	Sumitomo Mitsui Construction Co. Ltd.	11,230
4,000		Taihei Kogyo Co., Ltd.	12,238
400		Taikisha Ltd.	5,359
40,000		Taisei Corp.	79,195
1,000		Takasago Thermal Engineering Co., Ltd.	8,671
4,000	@	Takuma Co. Ltd.	11,325
3,000	@	Tekken Corp.	2,576
3,000		Toa Corp.	3,440
6,000		TOA Road Corp.	9,668
23,500	@	Tobishima Corp.	8,367
5,000		Toda Corp.	17,616
2,000		Todentsu Corp.	3,715
3,000		Toenec Corp.	18,580
3,320		Tokyu Construction Co. Ltd.	9,832
2,000		Totetsu Kogyo Co. Ltd.	14,142
15,000		Toyo Construction Co. Ltd.	7,837
4,000		Toyo Engineering Corp.	13,580
1,000		Tsukishima Kikai Co. Ltd.	6,448
13,000	@	Wakachiku Construction Co., Ltd.	6,928
2,000		Yahagi Construction Co. Ltd.	13,668
3,000		Yamato Corp.	10,362
2,000		Yondenko Corp.	10,776
1,000		Yurtec Corp.	6,544
			1,346,564
		Entertainment: 0.5%
300		Aeon Fantasy Co. Ltd.	3,689
500		Avex Group Holdings, Inc.	4,634
19,000	@	Columbia Music Entertainment, Inc.	6,964
400		Heiwa Corp.	4,406
600		Mars Engineering Corp.	22,084
1,900		Oriental Land Co., Ltd.	133,680
1,900		Sankyo Co., Ltd.	118,598
4,000		Shochiku Co. Ltd.	34,997
3,000		Toei Co. Ltd.	16,872
5,600		Toho Co., Ltd.	94,509
7,000		Tokyo Theatres Co., Inc.	13,469
2,000		Tokyotokeiba Co. Ltd.	3,491
4,000		Yomiuri Land Co. Ltd.	14,659
1,400	@	Yoshimoto Kogyo Co. Ltd.	20,829
			492,881

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Environmental Control: 0.2%
1,600		Asahi Holdings, Inc.	$27,052
27,000	@	Hitachi Zosen Corp.	34,202
4,100		Kurita Water Industries Ltd.	146,773
1,400		Oyo Corp.	14,074
			222,101
		Food: 1.8%
21,000		Ajinomoto Co., Inc.	210,324
1,600		Ariake Japan Co. Ltd.	26,390
1,300		Belc Co. Ltd.	12,248
1,500		Eco’s Co. Ltd.	10,171
2,000		Ezaki Glico Co., Ltd.	22,281
1,600		Fuji Oil Co., Ltd.	22,607
1,000		Fujicco Co. Ltd.	11,868
3,000	@	Fujiya Co. Ltd.	5,372
1,100		Harashin Narus Holdings Co. Ltd.	12,859
2,500		House Foods Corp.	41,844
800		Hurxley Corp.	7,733
2,000		Inageya Co. Ltd.	20,809
4,000		Itoham Foods, Inc.	15,562
4,000		J-Oil Mills, Inc.	13,504
1,000		Kato Sangyo Co., Ltd.	17,086
8,000		Kikkoman Corp.	99,453
5,000		Marudai Food Co., Ltd.	15,621
2,500		MEIJI Holdings Co. Ltd.	106,080
900		Meito Sangyo Co. Ltd.	12,671
4,000		Mitsui Sugar Co., Ltd.	14,097
8,000		Morinaga & Co. Ltd.	17,820
7,000		Morinaga Milk Industry Co., Ltd.	34,909
4,000		Morozoff Ltd.	13,601
1,000		Nagatanien Co. Ltd.	9,665
3,000		Nakamuraya Co. Ltd.	15,766
11,000		Nichirei Corp.	43,455
2,000		Nippon Beet Sugar Manufacturing Co., Ltd.	5,452
4,000		Nippon Flour Mills Co., Ltd.	21,723
7,000		Nippon Meat Packers, Inc.	89,636
4,900		Nippon Suisan Kaisha Ltd.	14,543
3,000		Nisshin Oillio Group Ltd.	16,294
8,000		Nisshin Seifun Group, Inc.	111,601
2,800		Nissin Food Products Co., Ltd.	107,365
3,500	@	QP Corp.	39,935
1,300		Rock Field Co., Ltd.	18,405
1,500		S Foods, Inc.	14,359
5,000		Showa Sangyo Co. Ltd.	16,610
6,500		Snow Brand Milk Products Co., Ltd.	24,258
7,000		Starzen Co. Ltd.	18,531
4,000		Toho Co. Ltd./Hyogo	15,044
1,600		Torigoe Co. Ltd.	13,789
4,000		Toyo Suisan Kaisha Ltd.	108,230
600		Unicharm Petcare Corp.	22,345
800		Universe Co. Ltd.	13,414
1,200		Yaizu Suisankagaku Industry Co. Ltd.	15,484
4,800		Yakult Honsha Co., Ltd.	128,068
7,000		Yamazaki Baking Co., Ltd.	94,765
800		Yamazawa Co. Ltd.	11,420
500		Yaoko Co. Ltd.	18,037
2,000		Yokohama Reito Co. Ltd.	14,074
1,500		Yonekyu Corp.	15,452
			1,802,630
		Food Service: 0.0%
1,200		Warabeya Nichiyo Co., Ltd.	15,690
			15,690
		Forest Products & Paper: 0.5%
2,000		Chuetsu Pulp & Paper Co., Ltd.	4,823
3,000		Daio Paper Corp.	28,128
7,500		Hokuetsu Kishu Paper Co. Ltd.	39,522
11,000		Mitsubishi Paper Mills Ltd.	14,911
4,000		Nippon Paper Group, Inc.	115,106
31,000		OJI Paper Co., Ltd.	139,548
800		Pack Corp.	12,185

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper (continued)
6,200		Sumitomo Forestry Co., Ltd.	$51,840
6,000		Tokushu Tokai Holdings Co. Ltd.	16,271
5,000		Tomoegawa Co. Ltd.	12,532
4,000		Tomoku Co. Ltd.	9,294
			444,160
		Gas: 0.8%
4,000		Hokkaido Gas Co. Ltd.	11,387
78,000		Osaka Gas Co., Ltd.	273,134
7,000		Saibu Gas Co. Ltd.	19,855
2,500		Shizuoka Gas Co., Ltd.	19,285
17,000		Toho Gas Co., Ltd.	77,519
93,000		Tokyo Gas Co., Ltd.	385,804
			786,984
		Hand/Machine Tools: 0.7%
2,000	@	Dijet Industrial Co. Ltd.	3,325
700		Disco Corp.	46,542
13,000		Fuji Electric Holdings Co., Ltd.	23,949
1,500		Hitachi Koki Co. Ltd.	16,908
1,000		Hitachi Tool Engineering Ltd.	9,225
4,500		Makita Corp.	142,216
7,000		Meidensha Corp.	36,567
3,300		Mori Seiki Co., Ltd.	39,486
4,000		Nitto Seiko Co. Ltd.	10,310
2,400		OSG Corp.	24,592
2,100		SMC Corp.	257,259
4,600		THK Co., Ltd.	89,890
			700,269
		Healthcare - Products: 0.5%
900		Aloka Co., Ltd.	8,716
800		As One Corp.	15,217
1,000		Hitachi Medical Corp.	9,497
300		Hogy Medical Co. Ltd.	16,816
1,600		Nihon Kohden Corp.	26,650
1,000		Nipro Corp.	23,364
6,000		Shimadzu Corp.	43,334
1,100		Sysmex Corp.	47,443
5,500		Terumo Corp.	301,645
3,800		Topcon Corp.	17,403
			510,085
		Healthcare - Services: 0.0%
600		BML, Inc.	17,339
1,400		Falco Biosystems Ltd.	15,552
146	@	I’rom Holdings Co. Ltd.	7,474
			40,365
		Holding Companies - Diversified: 0.0%
7,600	@	Sumiseki Holdings, Inc.	8,524
			8,524
		Home Builders: 0.6%
21,000		Daiwa House Industry Co., Ltd.	219,575
33,000	@	Haseko Corp.	32,130
2,200	@	Misawa Homes Co. Ltd.	7,797
11,000	@	Nissei Build Kogyo Co. Ltd.	6,971
1,000		PanaHome Corp.	6,087
12,000		Sekisui Chemical Co., Ltd.	69,576
22,000	S	Sekisui House Ltd.	198,060
13,000	@	SxL Corp.	7,792
1,100		Takamatsu Construction Group Co. Ltd.	17,615
120		Token Corp.	3,903
			569,506
		Home Furnishings: 2.9%
1,600	@	Alpine Electronics, Inc.	14,953
300		Canon Electronics, Inc.	5,588
17,000	@	Clarion Co. Ltd.	15,678
700		Corona Corp.	9,544
1,100		Foster Electric Co., Ltd.	24,147
2,000		France Bed Holdings Co. Ltd.	2,843
1,300		Hoshizaki Electric Co. Ltd.	18,728
11,000	@	Janome Sewing Machine Co. Ltd.	8,549
8,100	@	JVC Kenwood Holdings, Inc.	4,323

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Home Furnishings (continued)
78,300		Matsushita Electric Industrial Co., Ltd.	$1,145,847
1,500	@	Miyakoshi Corp.	10,955
3,000		Nidec Sankyo Corp.	16,968
1,300		Noritz Corp.	17,381
8,100		Pioneer Corp.	19,412
163,000	@	Sansui Electric Co. Ltd.	12,711
35,000		Sharp Corp.	388,330
39,100		Sony Corp.	1,145,749
16,000	@	Teac Corp.	7,105
			2,868,811
		Household Products/Wares: 0.1%
1,600		King Jim Co. Ltd.	12,365
2,900		Kokuyo Co. Ltd.	26,457
1,200		Mitsubishi Pencil Co., Ltd.	14,768
12		Pilot Corp.	13,367
			66,957
		Housewares: 0.0%
8,000		Danto Holdings Corp.	9,446
1,000		Noritake Co. Ltd.	3,078
1,200		Sangetsu Co. Ltd.	26,878
			39,402
		Insurance: 2.3%
19,000		Aioi Insurance Co., Ltd.	96,517
9,000		Fuji Fire & Marine Insurance Co.	10,592
17,200		Mitsui Sumitomo Insurance Group Holdings, Inc.	471,174
26,000		Nipponkoa Insurance Co., Ltd.	162,200
6,000		Nissay Dowa General Insurance Co., Ltd.	30,594
35,000		Sompo Japan Insurance, Inc.	234,205
21		Sony Financial Holdings, Inc.	60,086
11,000	S	T&D Holdings, Inc.	296,441
31,700		Tokio Marine Holdings, Inc.	913,369
			2,275,178
		Internet: 0.6%
43		Cybozu, Inc.	11,115
8		Dena Co., Ltd.	22,062
6		Dwango Co. Ltd.	13,719
26		eAccess Ltd.	18,100
94		Faith, Inc.	13,568
2,400		GMO internet, Inc.	10,480
2		Gourmet Navigator, Inc.	4,929
9		Internet Initiative Japan, Inc.	20,847
5		kabu.com Securities Co. Ltd.	6,027
2		Kakaku.com, Inc.	7,341
3		Macromill, Inc.	4,489
4,700		Matsui Securities Co., Ltd.	38,188
28		Monex Beans Holdings, Inc.	10,083
482		Softbank Investment Corp.	94,948
7		So-net Entertainment Corp.	14,374
2		So-net M3, Inc.	6,996
3,000		Trend Micro, Inc.	111,311
516	S	Yahoo! Japan Corp.	174,832
			583,409
		Iron/Steel: 2.4%
3,000		Aichi Steel Corp.	12,566
2,000		Daido Metal Co. Ltd.	6,585
12,000		Daido Steel Co., Ltd.	43,423
8,000		Godo Steel Ltd.	15,627
5,000		Hitachi Metals Ltd.	51,082
19,800		JFE Holdings, Inc.	677,068
106,000		Kobe Steel Ltd.	184,377
8,000	@	Kurimoto Ltd.	8,073
700		Kyoei Steel Ltd.	16,738
6,000		Mitsubishi Steel Manufacturing Co., Ltd.	12,173
5,000		Nakayama Steel Works Ltd.	9,552
4,000		Nippon Kinzoku Co. Ltd.	7,235
8,000		Nippon Koshuha Steel Co. Ltd.	8,440
4,000		Nippon Metal Industry Co., Ltd.	7,151
205,000		Nippon Steel Corp.	746,266
2,500		Nippon Yakin Kogyo Co. Ltd.	12,413

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Iron/Steel (continued)
30,000		Nisshin Steel Co., Ltd.	$53,198
600		Osaka Steel Co., Ltd.	10,492
5,000		Sanyo Special Steel Co., Ltd.	18,464
134,000		Sumitomo Metal Industries Ltd.	328,335
2,600		Tokyo Steel Manufacturing Co., Ltd.	31,804
5,000		Tokyo Tekko Co., Ltd.	17,225
9,000		Topy Industries Ltd.	19,812
1,000		Toyo Kohan Co., Ltd.	4,366
1,800		Yamato Kogyo Co., Ltd.	50,424
4,000		Yodogawa Steel Works Ltd.	16,799
			2,369,688
		Leisure Time: 0.5%
14		Accordia Golf Co. Ltd.	13,232
1,200		Central Sports Co. Ltd.	11,089
800		Daikoku Denki Co. Ltd.	17,998
9,000		Daiwa Seiko, Inc.	11,626
1,000		HIS Co., Ltd.	20,607
6,000		Kawai Musical Instruments Manufacturing Co., Ltd.	7,275
11,000	@	Kinki Nippon Tourist Co. Ltd.	10,761
1,000		Mizuno Corp.	4,789
18		Pacific Golf Group International Holdings KK	12,585
2,900		Renaissance, Inc.	11,234
2,400		Round One Corp.	20,316
7,800	S	Sega Sammy Holdings, Inc.	101,121
2,600		Shimano, Inc.	111,824
10		SRI Sports Ltd.	9,803
5,000		Tokyo Dome Corp.	15,273
4,800		Yamaha Corp.	56,618
8,600		Yamaha Motor Co., Ltd.	105,780
			541,931
		Lodging: 0.0%
5,000		Fujita Kanko, Inc.	21,025
1,400		Resorttrust, Inc.	18,016
			39,041
		Machinery - Construction & Mining: 0.8%
2,600		Aichi Corp.	13,146
3,800		Hitachi Construction Machinery Co., Ltd.	81,260
5,000		Kato Works Co., Ltd.	10,830
10,000	@	Kitagawa Iron Works Co. Ltd.	11,768
32,700		Komatsu Ltd.	610,227
1,100		Modec, Inc.	22,365
6,000		Sakai Heavy Industries Ltd.	10,120
4,000		Tadano Ltd.	19,627
			779,343
		Machinery - Diversified: 2.7%
3,000	@	Aida Engineering Ltd.	9,924
12,000		Amada Co., Ltd.	80,571
4,000		Anest Iwata Corp.	13,734
3,000		Chugai Ro Co. Ltd.	9,085
1,900		CKD Corp.	13,663
4,000		Daifuku Co., Ltd.	26,721
4,000		Daihen Corp.	16,361
500		Denyo Co. Ltd.	4,108
13,000		Ebara Corp.	57,071
7,000	@	Enshu Ltd.	6,377
6,800		Fanuc Ltd.	607,315
12,000		Furukawa Co. Ltd.	16,765
1,000		Hisaka Works Ltd.	11,059
3,000		Hosokawa Micron Corp.	12,358
18,000		Howa Machinery Ltd.	11,575
6,000	@	Iseki & Co. Ltd.	24,018
4,000	@	Ishikawa Seisakusho Ltd.	2,575
51,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	103,157
10,000		Japan Steel Works Ltd.	114,569
7,000	@	Juki Corp.	8,151
62,000		Kawasaki Heavy Industries Ltd.	157,074
1,000		Kimura Chemical Plants Co. Ltd.	10,826
2,000		Kinki Sharyo Co. Ltd.	18,241
36,000		Kubota Corp.	298,251

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
1,300	@	Maezawa Industries, Inc.	$3,053
3,000	@	Makino Milling Machine Co.	11,543
5,000		Maruyama Manufacturing Co., Inc.	9,983
132,000		Mitsubishi Heavy Industries Ltd.	498,209
200		Miura Co., Ltd.	5,646
1,500	@	Miyachi Corp.	10,931
3,000		Nabtesco Corp.	35,672
1,000		Nippon Sharyo Ltd.	6,427
2,000		Nippon Thompson Co., Ltd.	11,330
4,000		Nippon Yusoki Co., Ltd.	9,295
6,300	@	Nissei Plastic Industrial Co. Ltd.	19,934
200		Nitto Kohki Co. Ltd.	4,024
1,000		Obara Corp.	9,053
9,000	@	OKK Corp.	8,303
6,000	@	Okuma Corp.	30,093
2,000		O-M Ltd.	6,754
1,000		Organo Corp.	7,579
1,700	@	Pegasus Sewing Machine Manufacturing Co. Ltd.	3,277
1,800		Shibuya Kogyo Co. Ltd.	15,998
1,100		Shima Seiki Manufacturing Ltd.	25,448
2,000		Sintokogio Ltd.	15,207
19,000		Sumitomo Heavy Industries	92,154
8,000	@	TCM Corp.	17,072
400		Teikoku Electric Manufacturing Co. Ltd.	7,688
1,400		Torishima Pump Manufacturing Co. Ltd.	22,824
3,000		Toshiba Machine Co. Ltd.	11,022
7,000		Toyo Kanetsu K K	13,297
6,000		Tsubakimoto Chain Co.	24,508
4,000	@	Tsudakoma Corp.	5,565
4,000		Tsugami Corp.	7,635
3,000		Tsurumi Manufacturing Co. Ltd.	22,523
900		YAMABIKO Corp.	12,130
7,000		Yuken Kogyo Co., Ltd.	10,733
500		Yushin Precision Equipment Co. Ltd.	8,692
			2,637,151
		Media: 0.4%
71		Fuji Television Network, Inc.	116,024
7,000		Gakken Holdings Co. Ltd.	18,628
900		Kadokawa Group Holdings, Inc.	20,192
770		Nippon Television Network Corp.	110,567
1,900		Shobunsha Publications, Inc.	13,248
14		Sky Perfect Jsat Corp.	6,423
3,800		Tokyo Broadcasting System, Inc.	64,664
14		TV Asahi Corp.	23,671
500		TV Tokyo Corp.	14,374
			387,791
		Metal Fabricate/Hardware: 0.5%
10,000	@	Advanex, Inc.	8,782
5,000		Araya Industrial Co. Ltd.	7,344
5,000		Daido Kogyo Co. Ltd.	8,293
1,000		Daiichi Jitsugyo Co., Ltd.	3,009
5,000		Furukawa-Sky Aluminum Corp.	8,607
4,000		Hanwa Co., Ltd.	14,398
3,000		JFE Shoji Holdings, Inc.	10,917
4,000		Kitz Corp.	20,059
1,100		Maezawa Kasei Industries Co. Ltd.	11,745
1,700		Maruichi Steel Tube Ltd.	33,883
1,600		MISUMI Group, Inc.	33,441
900	@	Mitsui High-Tec, Inc.	11,312
5,000		Nachi-Fujikoshi Corp.	11,272
1,900		Neturen Co. Ltd.	14,762
5,000		Nihon Spindle Manufacturing Co. Ltd.	7,997
600		Nippon Filcon Co. Ltd./Tokyo	3,169
15,000		NSK Ltd.	92,699
13,000		NTN Corp.	53,785
300		Oiles Corp.	5,126
400		Onoken Co. Ltd.	4,007
4,000	@	Ryobi Ltd.	12,664
600		Sato Shoji Corp.	3,296

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware (continued)
7,000		Shinsho Corp.	$12,214
6,000		Sumikin Bussan Corp.	13,563
2,000		Sumitomo Pipe & Tube Co. Ltd.	11,667
600		Tocalo Co., Ltd.	10,890
3,000		Toho Zinc Co., Ltd.	14,322
			443,223
		Mining: 0.7%
3,000	@	Daiki Aluminium Industry Co. Ltd.	7,021
10,000		Dowa Holdings Co., Ltd.	60,245
47,000		Mitsubishi Materials Corp.	129,234
22,000	@	Mitsui Mining & Smelting Co., Ltd.	56,165
7,000		Mitsui Mining Co., Ltd.	7,994
3,000		Nippon Denko Co., Ltd.	20,819
12,000	@	Nippon Light Metal Co., Ltd.	12,395
2,000		Nittetsu Mining Co., Ltd.	10,703
5,000		Pacific Metals Co., Ltd.	37,756
14,000	@	Sumitomo Light Metal Industries Ltd.	14,016
20,000		Sumitomo Metal Mining Co., Ltd.	326,681
600		Sumitomo Titanium Corp.	17,126
1,100		Toho Titanium Co., Ltd.	14,856
			715,011
		Miscellaneous Manufacturing: 1.6%
5,600	@	ABILIT Corp.	7,019
3,000		Achilles Corp.	4,867
8,700	@	Arrk Corp.	7,030
1,000		Bando Chemical Industries Ltd.	2,787
18,600		Fuji Photo Film Co., Ltd.	555,423
2,500		Fujikura Rubber Ltd.	11,270
2,500		Glory Ltd.	61,171
1,800		Japan Cash Machine Co. Ltd.	17,586
1,500		JSP Corp.	13,418
1,400		Kimoto Co., Ltd.	14,467
6,000		Kinugawa Rubber Industrial Co., Ltd.	11,250
20,500		Konica Minolta Holdings, Inc.	193,469
7,000		KUREHA Corp.	42,996
900		LEC, Inc.	15,754
3,000		Mitsuboshi Belting Co. Ltd.	12,310
2,000		Nikkiso Co. Ltd.	17,355
13,000		Nikon Corp.	236,776
3,000	@	Nippon Pillar Packing Co., Ltd.	14,837
5,000		Nippon Valqua Industries Ltd.	10,058
1,300		Nitta Corp.	19,948
1,500		Noritsu Koki Co. Ltd.	13,437
600		Ohara, Inc.	9,748
8,000		Olympus Corp.	211,155
1,000		Sekisui Plastics Co. Ltd.	4,302
5,000		Shinagawa Refractories Co., Ltd.	12,155
1,600		Shin-Etsu Polymer Co., Ltd.	11,419
1,000		Tamron Co., Ltd.	11,850
800		Tenma Corp.	9,776
900		Tokai Rubber Industries, Inc.	9,906
2,800		Towa Corp.	24,472
100		Toyo Tanso Co., Ltd.	5,167
			1,593,178
		Office Furnishings: 0.0%
1,200		Inaba Seisakusho Co. Ltd.	12,371
1,300		Itoki Corp.	3,466
1,200		Komatsu Wall Industry Co. Ltd.	15,765
500		Takano Co. Ltd.	3,271
			34,873
		Office/Business Equipment: 2.2%
300		Canon Finetech, Inc.	3,888
42,900		Canon, Inc.	1,718,850
24,000		Ricoh Co., Ltd.	348,587
1,100		Riso Kagaku Corp.	13,757
4,600	S	Seiko Epson Corp.	68,730
4,000		Uchida Yoko Co., Ltd.	13,220
			2,167,032

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 1.1%
2,800		AOC Holdings, Inc.	$17,728
14,000	S	Cosmo Oil Co., Ltd.	38,874
700		Idemitsu Kosan Co., Ltd.	57,648
38		Inpex Holdings, Inc.	322,383
900		Japan Petroleum Exploration Co.	45,777
32,000		Nippon Mining Holdings, Inc.	156,814
50,000		Nippon Oil Corp.	279,780
7,600		Showa Shell Sekiyu KK	82,876
9,000		TonenGeneral Sekiyu KK	87,817
			1,089,697
		Oil & Gas Services: 0.0%
4,000		Ishii Iron Works Co. Ltd.	7,321
			7,321
		Packaging & Containers: 0.2%
3,000		Chugokukogyo Co. Ltd.	2,965
500		FP Corp.	25,846
800		Fuji Seal International, Inc.	16,212
700		Fujimori Kogyo Co. Ltd.	10,005
5,000		Hokkan Holdings Ltd.	13,010
1,000		Nihon Yamamura Glass Co. Ltd.	3,335
6,000		Rengo Co. Ltd.	36,696
500		Taisei Lamick Co. Ltd.	12,498
5,500		Toyo Seikan Kaisha Ltd.	105,304
			225,871
		Pharmaceuticals: 4.8%
1,600		Alfresa Holdings Corp.	65,202
3,000		ASKA Pharmaceutical Co. Ltd.	29,049
16,600		Astellas Pharma, Inc.	680,663
8,100		Chugai Pharmaceutical Co., Ltd.	167,241
22,700		Daiichi Sankyo Co., Ltd.	468,022
6,100		Dainippon Sumitomo Pharma Co. Ltd.	66,390
400		Eiken Chemical Co., Ltd.	4,760
9,700		Eisai Co., Ltd.	364,238
1		EPS Co., Ltd.	4,145
1,000		Fuso Pharmaceutical Industries Ltd.	3,148
2,100	S	Hisamitsu Pharmaceutical Co., Inc.	85,120
2,000		Kaken Pharmaceutical Co., Ltd.	18,759
1,000		Kissei Pharmaceutical Co., Ltd.	25,578
900		Kobayashi Pharmaceutical Co., Ltd.	40,961
2,000		Kyorin Co., Ltd.	33,976
11,000		Kyowa Hakko Kogyo Co., Ltd.	138,986
8,400		Mediceo Paltac Holdings Co., Ltd.	118,007
1,700		Miraca Holdings, Inc.	55,454
2,000		Mochida Pharmaceutical Co. Ltd.	21,143
4,000		Nippon Chemiphar Co. Ltd.	13,760
1,000		Nippon Shinyaku Co., Ltd.	14,137
3,700		Ono Pharmaceutical Co., Ltd.	192,182
3,000		Rohto Pharmaceutical Co. Ltd.	40,874
2,100	S	Santen Pharmaceutical Co., Ltd.	77,107
400		Sawai Pharmaceutical Co. Ltd.	23,169
1,400		Seikagaku Corp.	20,233
800		Shin Nippon Biomedical Laboratories Ltd.	5,943
11,000		Shionogi & Co., Ltd.	260,209
3,000		SSP Co. Ltd.	16,465
2,100		Suzuken Co., Ltd.	72,417
7,000		Taisho Pharmaceutical Co., Ltd.	141,385
27,500		Takeda Pharmaceutical Co., Ltd.	1,143,896
8,000		Tanabe Seiyaku Co., Ltd.	106,429
2,400		Toho Pharmaceutical Co., Ltd.	33,061
800		Torii Pharmaceutical Co. Ltd.	15,265
400		Towa Pharmaceutical Co. Ltd.	19,643
2,000		Tsumura & Co.	72,121
3,900		VITAL KSK HOLDINGS, Inc.	22,896
2,000		Wakamoto Pharmaceutical Co. Ltd.	7,967
1,000		ZERIA Pharmaceutical Co. Ltd.	10,931
			4,700,932
		Real Estate: 2.5%
3,200		Aeon Mall Co., Ltd.	66,316
1,200		Arnest One Corp.	10,894

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Real Estate (continued)
3,200		Daibiru Corp.	$27,751
6,000	@	Daikyo, Inc.	13,865
3,000		Daito Trust Construction Co., Ltd.	130,788
3,200	@	Daiwasystem Co. Ltd.	8,975
810		Goldcrest Co., Ltd.	24,423
7,000		Heiwa Real Estate Co. Ltd.	23,903
100	@	Hoosiers Corp.	13,162
2,500		Hulic Co. Ltd.	18,455
600		Iida Home Max	10,406
2,000		Keihanshin Real Estate Co. Ltd.	10,429
27		Land Business Co. Ltd.	7,723
8,000	@	LAND Co. Ltd.	5,929
5,900		Leopalace21 Corp.	47,230
500		Meiwa Estate Co. Ltd.	3,146
51,000		Mitsubishi Estate Co., Ltd.	797,834
32,000		Mitsui Fudosan Co., Ltd.	538,830
700		Nihon Eslead Corp.	7,384
1,500		Nisshin Fudosan Co	8,257
3,000		Nomura Real Estate Holdings, Inc.	48,527
47		NTT Urban Development Corp.	43,053
2,900		Sankei Building Co., Ltd.	19,529
1,300		Shoei Co. Ltd./Chiyoda-ku	10,401
520		Sumitomo Real Estate Sales	18,524
19,000		Sumitomo Realty & Development Co., Ltd.	346,105
32	@	Sun Frontier Fudousan Co., Ltd.	8,749
301	@, S	Suncity Co., Ltd.	8,461
2,100		Takara Leben Co. Ltd.	8,651
3,400		TOC Co. Ltd.	14,901
3,000		Tokyo Rakutenchi Co. Ltd.	12,456
9,000		Tokyo Tatemono Co., Ltd.	43,844
200		Tokyu Community Corp.	4,552
16,000		Tokyu Land Corp.	63,644
1,400		Tokyu Livable, Inc.	11,758
1,100		Touei Housing Corp.	10,886
2,000		Yuraku Real Estate Co. Ltd.	5,489
988	@	Zecs Co. Ltd.	12,657
			2,467,887
		Retail: 3.9%
700		ABC-Mart, Inc.	21,768
26,300		Aeon Co., Ltd.	250,836
900	@	Aeon Hokkaido Corp.	2,990
1,900		Aigan Co. Ltd.	11,940
1,400		Alpen Co., Ltd.	25,551
7		Amiyaki Tei Co. Ltd.	12,073
400		AOKI Holdings, Inc.	4,492
200		Aoyama Trading Co., Ltd.	3,423
2,100		Arc Land Sakamoto Co. Ltd.	26,853
1,000		Arcs Co., Ltd.	15,941
800		Asahi Co. Ltd.	15,464
200		ASKUL Corp.	4,333
900		Autobacs Seven Co., Ltd.	33,020
1,000		Best Denki Co., Ltd.	4,721
12		Can Do Co. Ltd.	13,074
1,000		Cawachi Ltd.	22,866
1,700	@	Cecile Co. Ltd.	3,172
2,000		CFS Corp.	13,316
1,500		Chiyoda Co., Ltd.	21,302
1,300		Circle K Sunkus Co., Ltd.	19,611
7,200		Citizen Watch Co., Ltd.	40,414
2,000		Colowide Co. Ltd.	13,419
700		Cosmos Pharmaceutical Corp.	18,355
700		Create SD Holdings	16,106
3,700		Culture Convenience Club Co., Ltd.	24,029
3,700	@	Daiei, Inc.	15,037
1,200		Daisyo Corp.	16,495
1,700		Daiyu Eight Co. Ltd.	11,980
800		DCM Japan Holdings Co., Ltd.	5,453
1,000		Don Quijote Co., Ltd.	23,673
1,500		Doutor Nichires Holdings Co., Ltd.	22,981

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
3,800		EDION Corp.	$32,834
2,300		FamilyMart Co., Ltd.	73,954
1,600		Fast Retailing Co., Ltd.	202,092
700		Felissimo Corp.	13,492
1,500		Fuji Co. Ltd.	29,162
5		Geo Co., Ltd.	4,866
3,000		Gourmet Kineya Co. Ltd.	21,014
200		Gulliver International Co.	14,055
1,000		H2O Retailing Corp.	6,279
2,500		Haruyama Trading Co. Ltd.	11,292
1,300	@	Heiwado Co. Ltd.	18,039
440		Honeys Co., Ltd.	3,157
600		Ichibanya Co. Ltd.	14,539
4,100	@	Image Holdings Co. Ltd.	10,214
12,600		Isetan Mitsukoshi Holdings Ltd.	144,345
2,500		Izumi Co., Ltd.	34,736
3,000		Izumiya Co., Ltd.	16,367
16,000		J Front Retailing Co., Ltd.	96,052
2,000		Joshin Denki Co., Ltd.	15,475
600		Kappa Create Co., Ltd.	15,207
3,000		Kasumi Co., Ltd.	14,458
3,500		Keiyo Co., Ltd.	17,659
600		Kirindo Co. Ltd.	3,142
800		Kisoji Co. Ltd.	17,844
1,300		Kohnan Shoji Co. Ltd.	14,653
2,500		Kojima Co., Ltd.	12,858
800		Komeri Co. Ltd.	23,628
1,000		Kourakuen Corp.	13,347
1,200		K’S Holdings Corp.	40,152
6		Kura Corp.	19,295
2,200		Lawson, Inc.	102,129
800		Life Corp.	13,698
3,000		Maruetsu, Inc.	14,613
7,300		Marui Co., Ltd.	52,029
8,000	@	Maruzen Co. Ltd.	8,188
1,000		Matsumotokiyoshi Holdings Co., Ltd.	24,896
500		Matsuya Co. Ltd.	4,000
900		Matsuya Foods Co. Ltd.	12,984
600		Megane TOP Co., Ltd.	11,361
800		Ministop Co., Ltd.	12,629
1,300		MOS Food Services, Inc.	22,617
3,100		Mr Max Corp.	16,957
130		Nihon Chouzai Co., Ltd.	3,069
1,700		Nishimatsuya Chain Co. Ltd.	17,842
4,000		Nissen Holdings Co. Ltd.	12,943
1,450		Nitori Co., Ltd.	123,372
2,000		Okuwa Co. Ltd.	22,044
1,800		Olympic Corp.	12,407
600		Pal Co. Ltd.	12,329
1,900		Parco Co., Ltd.	17,546
1,500		Paris Miki Holdings, Inc.	14,023
630		Point, Inc.	41,586
1,600		Poplar Co. Ltd.	11,433
1,600		Right On Co., Ltd.	15,660
1,000		Ringer Hut Co. Ltd.	12,889
1,800		Royal Holdings Co. Ltd.	20,248
600		Ryohin Keikaku Co., Ltd.	31,010
2,000	@	Sagami Chain Co. Ltd.	17,477
6,000	@	Sagami Co. Ltd.	12,130
1,100		Saizeriya Co., Ltd.	20,080
400		San-A Co. Ltd.	16,105
700		Sanei-International Co., Ltd.	9,560
4,800		Scroll Corp.	21,492
3,000		Seiko Holdings Corp.	7,510
2,100		Senshukai Co. Ltd.	14,952
29,200		Seven & I Holdings Co., Ltd.	696,922
1,300		Shimachu Co., Ltd.	34,005
700		Shimamura Co., Ltd.	68,621
500		Sogo Medical Co. Ltd.	13,116

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
100		St. Marc Holdings Co., Ltd.	$3,164
1,200		Studio Alice Co., Ltd.	12,660
1,200		Sugi Pharmacy Co., Ltd.	25,432
1,000		Sundrug Co. Ltd.	26,990
9,000		Takashimaya Co., Ltd.	71,716
2,000	@	Tasaki Shinju Co. Ltd.	2,247
2,000	@	Tonichi Carlife Group, Inc.	2,289
500		Tsuruha Holdings, Inc.	20,825
6,100		UNY Co., Ltd.	45,501
1,180		USS Co., Ltd.	70,186
500		Valor Co., Ltd.	4,546
1,100		WATAMI Co. Ltd.	23,107
800		Xebio Co., Ltd.	18,796
3,310		Yamada Denki Co., Ltd.	223,316
2,700		Yamato International, Inc.	12,071
500		Yellow Hat Ltd.	4,982
20		Yoshinoya D&C Co., Ltd.	24,068
700		Zensho Co. Ltd.	4,854
			3,882,117
		Semiconductors: 0.9%
3,600	@	Elpida Memory, Inc.	46,946
700		Megachips Corp.	15,100
1,000		Mimasu Semiconductor Industry Co., Ltd.	14,235
2,200	@	NEC Electronics Corp.	19,474
3,000		New Japan Radio Co. Ltd.	7,705
3,600	@	Nihon Inter Electronics Corp.	11,702
3,500		Rohm Co., Ltd.	243,848
4,000		Sanken Electric Co., Ltd.	13,698
4,000	@	Shindengen Electric Manufacturing Co. Ltd.	11,647
300		Shinkawa Ltd.	5,819
2,300		Shinko Electric Industries	40,785
4,200		Sumco Corp.	95,094
5,000		Tokyo Electron Ltd.	317,946
1,200		Y.A.C. Co., Ltd.	11,119
			855,118
		Shipbuilding: 0.1%
26,000		Mitsui Engineering & Shipbuilding Co., Ltd.	67,253
7,000		Sasebo Heavy Industries Co. Ltd.	14,444
			81,697
		Software: 0.4%
300		Argo Graphics, Inc.	3,473
800		Capcom Co., Ltd.	15,677
500		Computer Engineering & Consulting Ltd.	3,112
2,200		Cresco Ltd.	11,136
200		Fuji Soft, Inc.	3,361
200		Hitachi Software Engineering Co., Ltd.	5,874
2,200		IT Holdings Corp.	30,243
2,200		Jastec Co. Ltd.	12,784
2,800		Konami Corp.	56,912
3,200		Nomura Research Institute Ltd.	76,012
400		NSD CO., Ltd.	4,301
550		OBIC Business Consultants Ltd.	30,451
1,000		Oracle Corp. Japan	44,500
3,400	@	Pixela Corp.	13,266
20		Simplex Technology, Inc.	9,509
1,500		Square Enix Co., Ltd.	40,469
900		Sumisho Computer Systems Corp.	14,913
7		SystemPro Co. Ltd.	3,423
2,900		TECMO KOEI HOLDINGS CO Ltd.	23,390
900	@	Trans Cosmos, Inc.	8,240
1,200		Zenrin Co., Ltd.	17,449
			428,495
		Storage/Warehousing: 0.1%
5,000		Mitsubishi Logistics Corp.	60,317
1,000		Mitsui-Soko Co. Ltd.	3,792
5,000		Shibusawa Warehouse Co., Ltd.	18,945
6,000		Sumitomo Warehouse Co. Ltd.	28,948
2,000		Toyo Logistics Co. Ltd.	4,500
2,000		Toyo Wharf & Warehouse Co. Ltd.	3,779

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Storage/Warehousing (continued)
5,000		Yamatane Corp.	$7,601
1,700		Yasuda Warehouse Co. Ltd.	12,752
			140,634
		Telecommunications: 4.2%
1,400		Aiphone Co. Ltd.	25,082
1,000		Denki Kogyo Co., Ltd.	5,127
900		Hikari Tsushin, Inc.	19,619
2,000		Hitachi Kokusai Electric, Inc.	15,520
202	@	Invoice, Inc.	3,370
8,000	@	Iwatsu Electric Co. Ltd.	7,649
4,000		Japan Radio Co., Ltd.	10,173
117		KDDI Corp.	658,246
1,400		Maspro Denkoh Corp.	13,834
33,500		Nippon Telegraph & Telephone Corp.	1,546,086
708		NTT DoCoMo, Inc.	1,127,687
18,000	@	Oki Electric Industry Ltd.	15,982
4,000		Saxa Holdings, Inc.	8,971
29,800		Softbank Corp.	653,175
3		Telepark Corp.	4,802
3,000	@	Uniden Corp.	7,000
			4,122,323
		Textiles: 0.8%
8,000	@	Daito Woolen Spinning & Weaving Co. Ltd.	7,362
5,000		Dynic Corp.	7,721
6,000		Fujibo Holdings, Inc.	9,448
5,000		Ichikawa Co. Ltd.	11,065
13,000	@	Kawashima Selkon Textiles Co. Ltd.	11,120
3,000		Komatsu Seiren Co. Ltd.	12,360
2,000		Kurabo Industries Ltd.	4,154
10,500		Kuraray Co., Ltd.	114,345
15,000		Mitsubishi Rayon Co., Ltd.	51,318
5,000		Nisshinbo Industries, Inc.	53,032
6,000		Nitto Boseki Co., Ltd.	11,806
6,000		Nitto Seimo Co. Ltd.	7,925
8,000		Sakai Ovex Co. Ltd.	8,085
700		Seiren Co. Ltd.	4,582
7,000	@	Suminoe Textile Co. Ltd.	11,205
25,000		Teijin Ltd.	77,685
2,000		Teikoku Sen-I Co. Ltd.	11,571
47,000		Toray Industries, Inc.	284,137
21,000		Toyobo Co. Ltd.	35,907
18,000	@	Unitika Ltd.	15,995
			750,823
		Toys/Games/Hobbies: 1.1%
7,900		Namco Bandai Holdings, Inc.	80,705
4,000		Nintendo Co., Ltd.	1,020,042
1,400		Sanrio Co. Ltd.	11,797
1,500		Tomy Co., Ltd.	12,381
			1,124,925
		Transportation: 4.6%
500		Art Corp.	8,541
61		Central Japan Railway Co.	438,785
8,000	@	Daiichi Chuo KK	17,904
13,500		East Japan Railway Co.	973,337
4,000		Fuji Kyuko Co. Ltd.	18,803
4,000		Fukuyama Transporting Co., Ltd.	21,301
100		Hamakyorex Co. Ltd.	2,705
48,000		Hankyu Hanshin Holdings, Inc.	229,989
1,400		Hitachi Transport System Ltd.	19,468
3,300		Iino Kaiun Kaisha Ltd.	15,890
1,300		Inui Steamship Co., Ltd.	9,330
7,000		Japan Transcity Corp.	24,542
2,000		Kanagawa Chuo Kotsu Co. Ltd.	11,537
18,000		Kawasaki Kisen Kaisha Ltd.	66,469
15,000		Keihan Electric Railway Co. Ltd.	66,899
18,000		Keihin Electric Express Railway Co., Ltd.	152,516
21,000		Keio Corp.	143,321
14,000		Keisei Electric Railway Co., Ltd.	92,902
66,000		Kintetsu Corp.	255,399

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Transportation (continued)
700		Kintetsu World Express, Inc.		$16,343
7,000		Maruzen Showa Unyu Co. Ltd.		24,199
1,700		Meiji Shipping Co. Ltd.		7,738
2,300		Meito Transportation Co. Ltd.		19,957
39,000		Mitsui OSK Lines Ltd.		229,985
23,000		Nagoya Railroad Co., Ltd.		77,134
13,000		Nankai Electric Railway Co. Ltd.		59,718
30,000		Nippon Express Co., Ltd.		121,770
2,000		Nippon Konpo Unyu Soko Co. Ltd.		23,798
36,000		Nippon Yusen KK		138,640
7,000		Nishi-Nippon Railroad Co. Ltd.		27,832
22,000		Odakyu Electric Railway Co., Ltd.		198,609
500		Sakai Moving Service Co. Ltd.		12,695
7,000		Sankyu, Inc.		30,166
3,000		Seino Holdings Co., Ltd.		25,934
5,000		Senko Co. Ltd.		20,860
5,000		Shin-Keisei Electric Railway Co. Ltd.		19,596
3,000	@	Shinwa Kaiun Kaisha Ltd.		7,881
8,000		Sotetsu Holdings, Inc.		35,190
8,000	@	Taiheiyo Kaiun Co. Ltd.		7,537
30,000		Tobu Railway Co., Ltd.		183,097
41,000		Tokyu Corp.		196,561
4,000		Tonami Holdings Co. Ltd.		10,862
68		West Japan Railway Co.		257,351
15,000		Yamato Holdings Co., Ltd.		246,136
700		Yusen Air & Sea Service Co., Ltd.		9,024
				4,578,251
		Venture Capital: 0.0%
700		Jafco Co., Ltd.		21,295
11,000		Japan Asia Investment Co., Ltd.		7,296
				28,591
		Total Common Stock
		(Cost $95,106,067)		95,618,256
		Total Long-Term Investments
		(Cost $95,106,067)		95,618,256
		Total Investments in Securities
		(Cost $95,106,067)*	96.6%	$95,618,256
		Other Assets and Liabilities - Net	3.4	3,344,721
		Net Assets	100.0%	$98,962,977

	@	Non-income producing security
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,126,360
		Gross Unrealized Depreciation		(3,614,171)
		Net Unrealized Appreciation		$512,189

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs++	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Advertising	$—	$303,782	$—	$303,782
Agriculture	—	708,103	—	708,103
Airlines	—	429,425	—	429,425
Apparel	156	299,103	—	299,259
Auto Manufacturers	3,738,428	3,460,928	—	7,199,356
Auto Parts & Equipment	—	2,707,453	—	2,707,453
Banks	43,815	8,385,256	—	8,429,071
Beverages	11,948	1,141,839	—	1,153,787
Building Materials	—	1,408,444	—	1,408,444
Chemicals	—	3,520,779	—	3,520,779
Coal	—	7,268	—	7,268
Commercial Services	—	1,654,244	—	1,654,244
Computers	—	1,059,526	—	1,059,526
Cosmetics/Personal Care	—	1,073,297	—	1,073,297
Distribution/Wholesale	3,619	3,766,034	—	3,769,653
Diversified Financial Services	—	1,821,237	—	1,821,237
Electric	—	4,302,660	—	4,302,660
Electrical Components & Equipment	—	1,735,817	—	1,735,817
Electronics	—	5,068,635	—	5,068,635
Engineering & Construction	—	1,346,564	—	1,346,564
Entertainment	—	492,881	—	492,881
Environmental Control	—	222,101	—	222,101
Food	24,258	1,778,372	—	1,802,630
Food Service	—	15,690	—	15,690
Forest Products & Paper	—	444,160	—	444,160
Gas	—	786,984	—	786,984
Hand/Machine Tools	—	700,269	—	700,269
Healthcare - Products	—	510,085	—	510,085
Healthcare - Services	—	40,365	—	40,365
Holding Companies - Diversified	—	8,524	—	8,524
Home Builders	—	569,506	—	569,506
Home Furnishings	12,711	2,856,100	—	2,868,811
Household Products/Wares	—	66,957	—	66,957
Housewares	—	39,402	—	39,402
Insurance	—	2,275,178	—	2,275,178
Internet	—	583,409	—	583,409
Iron/Steel	—	2,369,688	—	2,369,688
Leisure Time	—	541,931	—	541,931
Lodging	—	39,041	—	39,041
Machinery - Construction & Mining	—	779,343	—	779,343
Machinery - Diversified	—	2,637,151	—	2,637,151
Media	—	387,791	—	387,791
Metal Fabricate/Hardware	—	443,223	—	443,223
Mining	—	715,011	—	715,011
Miscellaneous Manufacturing	—	1,593,178	—	1,593,178
Office Furnishings	—	34,873	—	34,873
Office/Business Equipment	—	2,167,032	—	2,167,032
Oil & Gas	—	1,089,697	—	1,089,697
Oil & Gas Services	—	7,321	—	7,321
Packaging & Containers	—	225,871	—	225,871
Pharmaceuticals	22,896	4,678,036	—	4,700,932
Real Estate	12,657	2,455,230	—	2,467,887
Retail	—	3,882,117	—	3,882,117
Semiconductors	—	855,118	—	855,118
Shipbuilding	—	81,697	—	81,697
Software	—	428,495	—	428,495
Storage/Warehousing	—	140,634	—	140,634
Telecommunications	—	4,122,323	—	4,122,323
Textiles	—	750,823	—	750,823
Toys/Games/Hobbies	—	1,124,925	—	1,124,925
Transportation	—	4,578,251	—	4,578,251
Venture Capital	—	28,591	—	28,591
Total Common Stock	3,870,488	91,747,768	—	95,618,256
Total Investments, at value	$3,870,488	$91,747,768	$—	$95,618,256

Liabilities Table
Other Financial Instruments++ :
Futures	(85,595)	—	—	(85,595)
Total Liabilities	$(85,595)	$—	$—	$(85,595)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

++ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.  To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.  Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Japan Equity Index Portfolio Open Futures Contracts on September 30, 2009:

	Number of		Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	31	12/10/09	$(85,595)
			$(85,595)

PORTFOLIO OF INVESTMENTS
ING Japan Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$(85,595)
Total	$(85,595)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Aerospace/Defense: 3.8%
15,600		Lockheed Martin Corp.	$1,218,048
27,900		Northrop Grumman Corp.	1,443,825
34,800		Raytheon Co.	1,669,356
27,200		United Technologies Corp.	1,657,296
			5,988,525
		Agriculture: 4.2%
87,400		Archer-Daniels-Midland Co.	2,553,828
33,000		Philip Morris International, Inc.	1,608,420
56,400		Reynolds American, Inc.	2,510,928
			6,673,176
		Banks: 6.8%
57,000	L	Capital One Financial Corp.	2,036,610
230,000		Citigroup, Inc.	1,113,200
19,500		Goldman Sachs Group, Inc.	3,594,825
144,000		Wells Fargo & Co.	4,057,920
			10,802,555
		Beverages: 1.2%
37,800		Molson Coors Brewing Co.	1,840,104
			1,840,104
		Biotechnology: 2.0%
51,700	@	Amgen, Inc.	3,113,891
			3,113,891
		Computers: 10.0%
25,588	@	Apple, Inc.	4,743,248
46,900	@	Computer Sciences Corp.	2,472,099
195,900	@	EMC Corp.	3,338,136
45,100		International Business Machines Corp.	5,394,411
			15,947,894
		Cosmetics/Personal Care: 2.6%
70,200		Procter & Gamble Co.	4,065,984
			4,065,984
		Diversified Financial Services: 2.7%
77,700		American Express Co.	2,634,030
7,600		Blackrock, Inc.	1,647,832
			4,281,862
		Electric: 1.3%
72,900	@	NRG Energy, Inc.	2,055,051
			2,055,051
		Electronics: 2.3%
32,300	@@, L	Garmin Ltd.	1,219,002
56,500	@	Thermo Electron Corp.	2,467,355
			3,686,357
		Food: 0.7%
42,000		Kraft Foods, Inc.	1,103,340
			1,103,340
		Forest Products & Paper: 0.5%
34,800		International Paper Co.	773,604
			773,604
		Gas: 0.9%
29,900		Sempra Energy	1,489,319
			1,489,319
		Healthcare - Services: 1.2%
75,200		UnitedHealth Group, Inc.	1,883,008
			1,883,008
		Home Builders: 0.4%
62,100		D.R. Horton, Inc.	708,561
			708,561
		Household Products/Wares: 1.5%
40,100		Kimberly-Clark Corp.	2,365,098
			2,365,098
		Insurance: 3.0%
56,400		Chubb Corp.	2,843,124
92,000		UnumProvident Corp.	1,972,480
			4,815,604
		Internet: 1.6%
105,500	@	eBay, Inc.	2,490,855
			2,490,855
		Media: 3.2%
204,400		Comcast Corp. – Class A	3,452,316
57,507		Time Warner, Inc.	1,655,051
			5,107,367
		Miscellaneous Manufacturing: 4.8%
45,700	@	Cooper Industries PLC	1,716,949
146,700		General Electric Co.	2,408,814
44,500		Illinois Tool Works, Inc.	1,900,595
31,100		ITT Corp.	1,621,865
			7,648,223

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Office/Business Equipment: 1.0%
60,900		Pitney Bowes, Inc.		$1,513,365
				1,513,365
		Oil & Gas: 6.8%
38,600	@, @@	EnCana Corp.		2,223,746
37,700		ExxonMobil Corp.		2,586,597
46,300		Murphy Oil Corp.		2,665,491
81,100		XTO Energy, Inc.		3,351,052
				10,826,886
		Oil & Gas Services: 2.1%
76,500	@	National Oilwell Varco, Inc.		3,299,445
				3,299,445
		Packaging & Containers: 2.5%
57,300	@	Crown Holdings, Inc.		1,558,560
93,800	@	Pactiv Corp.		2,443,490
				4,002,050
		Pharmaceuticals: 10.2%
98,000		AmerisourceBergen Corp.		2,193,240
36,700		McKesson Corp.		2,185,485
58,500	@	Medco Health Solutions, Inc.		3,235,635
112,300	@	Mylan Laboratories		1,797,923
291,300		Pfizer, Inc.		4,821,015
51,700	@	Watson Pharmaceuticals, Inc.		1,894,288
				16,127,586
		Pipelines: 1.9%
173,400		Williams Cos., Inc.		3,098,658
				3,098,658
		Retail: 4.7%
90,100		Gap, Inc.		1,928,140
90,000		Home Depot, Inc.		2,397,600
34,200		Ross Stores, Inc.		1,633,734
32,400		Target Corp.		1,512,432
				7,471,906
		Savings & Loans: 1.3%
157,200		Hudson City Bancorp., Inc.		2,067,180
				2,067,180
		Semiconductors: 3.6%
128,200	@, @@	Marvell Technology Group Ltd.		2,075,558
120,627	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		1,322,072
95,300		Texas Instruments, Inc.		2,257,657
				5,655,287
		Software: 2.9%
68,800		CA, Inc.		1,512,912
145,200		Oracle Corp.		3,025,968
				4,538,880
		Telecommunications: 6.8%
70,600	@, @@	Amdocs Ltd.		1,897,728
154,700		AT&T, Inc.		4,178,447
202,000	@	Cisco Systems, Inc.		4,755,080
				10,831,255
		Total Common Stock
		(Cost $142,155,532)		156,272,876
EXCHANGE-TRADED FUNDS: 0.7%
		Exchange-Traded Funds: 0.7%
10,000		SPDR Trust Series 1		1,055,600
		Total Exchange-Traded Funds
		(Cost $955,964)		1,055,600
		Total Long-Term Investments
		(Cost $143,111,496)		157,328,476

Principal Amount				Value

SHORT-TERM INVESTMENTS: 0.3%
		Securities Lending Collateral(CC): 0.3%
$198,000		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$198,000
400,919		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		320,735

		Total Short-Term Investments
		(Cost $598,919)		518,735

		Total Investments in Securities
		(Cost $143,710,415)*	99.5%	$157,847,211
		Other Assets and Liabilities - Net	0.5	822,894
		Net Assets	100.0%	$158,670,105

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $145,104,659.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,299,371
		Gross Unrealized Depreciation		(2,556,819)
		Net Unrealized Appreciation		$12,742,552

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$156,272,876	$—	$—	$156,272,876
Exchange-Traded Funds	1,055,600	—	—	1,055,600
Short-Term Investments	198,000	320,735	—	518,735
Total Investments, at value	$157,526,476	$320,735	$—	$157,847,211

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 69.5%
		Australia: 2.3%
1,453		AGL Energy Ltd.	$17,490
4,713		Amcor Ltd.	22,713
5,974		AMP Ltd.	34,250
2,311		Aquarius Platinum Ltd.	10,501
2,623	@	Asciano Group	3,814
661		ASX Ltd.	20,479
4,668		Australia & New Zealand Banking Group Ltd.	99,992
6,433		BHP Billiton Ltd.	212,164
1,312		Billabong International Ltd.	13,858
2,815		Boral Ltd.	15,081
2,749		Brambles Ltd.	19,540
2,795		Commonwealth Bank of Australia	126,967
1,612		Crown Ltd.	12,704
1,144		CSL Ltd.	33,713
4,200	@	Fortescue Metals Group Ltd.	14,053
6,072		Foster’s Group Ltd.	29,706
3,969		Incitec Pivot Ltd.	9,870
4,259		Insurance Australia Group	14,158
624		Leighton Holdings Ltd.	19,813
493		Macquarie Group Ltd.	25,454
3,423		National Australia Bank Ltd.	92,628
888		Newcrest Mining Ltd.	24,991
4,079		OneSteel Ltd.	10,845
1,064		Orica Ltd.	21,986
2,025		Origin Energy Ltd.	29,090
10,496		Oxiana Ltd.	10,527
2,060	@	Paladin Resources Ltd.	8,136
4,023		Qantas Airways Ltd.	10,106
2,345		QBE Insurance Group Ltd.	49,582
736		Rio Tinto Ltd.	38,250
1,865		Santos Ltd.	24,954
680		Sims Group Ltd.	13,607
1,004		Sonic Healthcare Ltd.	12,553
4,691		Suncorp-Metway Ltd.	36,616
2,565		TABCORP Holdings Ltd.	16,120
8,723		Telstra Corp., Ltd.	25,122
3,478		Toll Holdings Ltd.	26,085
110		Transurban Group	397
1,578		Wesfarmers Ltd.	36,774
5,696		Westpac Banking Corp.	131,451
807		Woodside Petroleum Ltd.	37,031
2,701		Woolworths Ltd.	69,618
671		WorleyParsons Ltd.	17,502
			1,500,291
		Austria: 0.2%
416		Andritz AG	20,838
740		Erste Bank der Oesterreichischen Sparkassen AG	33,272
621		Evn AG	12,460
687		OMV AG	27,836
225		Raiffeisen International Bank Holding AG	14,768
			109,174
		Barbados: 0.1%
200		Everest Re Group Ltd.	17,540
950	@	Nabors Industries Ltd.	19,855
			37,395
		Belgium: 0.3%
1,163		Anheuser-Busch InBev NV	53,345
688		Belgacom SA	26,842
366		Delhaize Group	25,447
1,114		Dexia	10,332
4,374		Fortis	20,596
461		KBC Groep NV	23,309
355		UCB SA	15,017
603		Umicore	18,120
			193,008
		Bermuda: 0.2%
200	@	Arch Capital Group Ltd.	13,508
200	@	Central European Media Enterprises Ltd.	6,850
300		Lazard Ltd.	12,393
900	@	Marvell Technology Group Ltd.	14,571
200		PartnerRe Ltd.	15,388
200		RenaissanceRe Holdings Ltd.	10,952
900		SeaDrill Ltd. ADR	18,842
1,150	@	Tyco Electronics Ltd.	25,622

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Bermuda (continued)
1,000		Tyco International Ltd.	$34,480
			152,606
		Brazil: 0.5%
1,850		Banco Bradesco S.A.	30,325
2,300		Banco do Brasil SA	40,752
4,600		BM&F BOVESPA SA	33,988
900		Centrais Eletricas Brasileiras SA	13,996
1,000		Cia Siderurgica Nacional SA	30,622
2,500		CIA Vale do Rio Doce	58,013
800		CPFL Energia SA	14,468
600	@	Perdigao SA	15,918
4,600		Petroleo Brasileiro SA	105,730
			343,812
		Canada: 3.0%
300		Agnico-Eagle Mines Ltd.	20,290
200		Agrium, Inc.	9,998
964	@	ARC Energy Trust	18,188
850	@	Bank of Montreal	43,006
1,800	@	Bank of Nova Scotia	82,161
1,550		Barrick Gold Corp.	58,691
750	@	BCE, Inc.	18,486
2,600	@	Bombardier, Inc. - Class B	12,069
750		Bonavista Energy Trust	14,304
1,150	@	Brookfield Asset Management, Inc. - Class A	26,176
850		Brookfield Properties Co.	9,638
1,000	@	Cameco Corp.	27,750
700		Canadian Imperial Bank of Commerce	42,687
700		Canadian National Railway Co.	34,475
1,100		Canadian Natural Resources Ltd.	74,282
300	@	Canadian Pacific Railway Ltd.	14,038
500	@	Canadian Utilities Ltd.	17,695
1,750	@	CGI Group, Inc. - Class A	20,497
600	@	Cresent Point Energy Corp.	20,287
714		Enbridge, Inc.	27,722
1,550		EnCana Corp.	89,759
600	@	Enerplus Resources Fund	13,730
1,150		Ensign Energy Services, Inc.	17,444
750		Finning International, Inc.	11,208
200	@	First Quantum Minerals Ltd.	13,076
500	@	Gildan Activewear, Inc.	9,882
1,200		GoldCorp, Inc.	48,173
850		Great-West Lifeco, Inc.	21,086
1,319		Harvest Energy Trust	8,587
800		Husky Energy, Inc.	22,521
700		Imperial Oil Ltd.	26,643
600	@	Industrial Alliance Insurance	16,426
200	@	Inmet Mining Corp.	11,201
1,650	@	Ivanhoe Mines Ltd.	21,206
1,350		Kinross Gold Corp.	29,417
3,180	@	Manulife Financial Corp.	66,829
300		National Bank of Canada	16,683
852	@	Nexen, Inc.	19,369
1,592	@	Pengrowth Energy Trust	16,847
1,236		Penn West Energy Trust	19,602
650		Potash Corp. of Saskatchewan	58,962
950	@	Power Corp. of Canada	25,980
2,162	@	Provident Energy Trust	12,520
800	@	Research In Motion Ltd.	54,083
150	@	Ritchie Brothers Auctioneers, Inc.	3,713
1,100	@	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	31,059
2,464	@	Royal Bank of Canada	132,446
600	@	Saputo, Inc.	14,083
950		Shaw Communications, Inc. - Class B	17,196
2,300	@	Sherritt International Corp.	16,455
650		Shoppers Drug Mart Corp.	26,676
950	@	Sun Life Financial, Inc.	29,769
2,830	@	Suncor Energy, Inc.	98,858
1,450		Talisman Energy, Inc.	25,231
500	@	Teck Cominco Ltd. - Class A	14,178
1,223	@	Teck Cominco Ltd. - Class B	33,698
500	@	TELUS Corp.	16,130
727		Thomson Corp.	24,377
800		Tim Hortons, Inc.	22,640
1,552	@	Toronto Dominion Bank	100,384
300	@	Transalta Corp.	6,120
1,114	@	TransCanada Corp.	34,721
500	@	TSX Group, Inc.	16,770
1,850	@	Yamana Gold, Inc. (Canadian Denominated Security)	19,906
			1,928,084
		Chile: 0.0%
2,410	@	S.A.C.I. Falabella, SA	10,644
			10,644

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		China: 1.0%
12,000		Aluminum Corp. of China Ltd.	$13,100
6,000		Angang New Steel Co., Ltd.	11,199
62,000		Bank of China Ltd.	32,525
18,000		Beijing Capital International Airport Co., Ltd.	11,158
9,000		China Coal Energy Co. - Class H	11,684
112,000		China Construction Bank	89,090
12,500		China COSCO Holdings Co., Ltd.	14,863
12,000		China Life Insurance Co., Ltd.	52,352
10,000		China Oilfield Services Ltd.	9,263
32,000		China Petroleum & Chemical Corp.	27,167
8,000		China Shenhua Energy Co., Ltd.	34,675
6,000		China Shipping Development Co., Ltd.	7,532
42,000		China Telecom Corp., Ltd.	19,838
24,000		Datang International Power Generation Co., Ltd.	12,486
14,000		Fujian Zijin Mining Industry Co., Ltd.	13,671
28,000		Huaneng Power International, Inc.	18,637
100,000		Industrial and Commercial Bank of China Ltd.	74,998
3,000		Jiangxi Copper Co., Ltd.	6,662
12,500		Parkson Retail Group Ltd.	18,411
32,000		PetroChina Co., Ltd.	36,321
24,000	@	PICC Property & Casualty Insurance	16,429
3,000		Ping An Insurance Group Co. of China Ltd.	23,692
300	@	Suntech Power Holdings Co., Ltd. ADR	4,560
1,200		Tencent Holdings Ltd.	19,476
12,000		Tingyi Cayman Islands Holding Corp.	24,734
42,000		Want Want China Holdings Ltd.	24,660
14,000		Yanzhou Coal Mining Co., Ltd.	20,119
			649,302
		Czech Republic: 0.0%
339		CEZ A/S	18,204
			18,204
		Denmark: 0.3%
1		AP Moller - Maersk A/S - Class A	6,729
150		Coloplast A/S	12,596
250		D/S Norden	9,504
800		Danske Bank A/S	21,142
1,200		DSV A/S	21,509
225	@	Genmab A/S	5,819
700		Novo-Nordisk A/S	44,026
200		Novozymes A/S	18,904
300		TDC A/S	11,811
400	@	Vestas Wind Systems A/S	29,157
300	@	William Demant Holding	22,382
			203,579
		Finland: 0.5%
1,117		Elisa OYJ	22,955
914		Fortum OYJ	23,486
782		Kone OYJ	28,785
573		Metso OYJ	16,154
852		Neste Oil OYJ	15,768
6,724		Nokia OYJ	98,622
958		Orion OYJ	17,689
758		Rautaruukki OYJ	18,240
1,425		Sampo OYJ	35,971
957		UPM-Kymmene OYJ	11,509
458		Wartsila OYJ	18,381
			307,560
		France: 3.3%
502		Accor SA	28,019
707		Air France-KLM	12,896
366		Air Liquide	41,705
4,816	@	Alcatel SA	21,693
341		Alstom	24,972
3,100		AXA SA	84,150
1,578		BNP Paribas	126,639
365		Bourbon SA	16,887
830		Bouygues SA	42,410
524		Capgemini SA	27,539
947		Carrefour SA	43,113
257		Casino Guichard Perrachon SA	20,514
200		Christian Dior SA	19,821
1,051		Cie de Saint-Gobain	54,920
520		Cie Generale D’Optique Essilor International SA	29,693
550	@	Compagnie Generale de Geophysique SA	12,893
419		Compagnie Generale des Etablissements Michelin	32,994
1,566		Credit Agricole SA	32,878
389		Dassault Systemes SA	21,735
499		Electricite de France	29,703
864	@	Eutelsat Communications	26,338
3,556		France Telecom SA	94,828
2,252		Gaz de France	100,265

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
1,182		Groupe Danone	$71,500
173		Hermes International	25,598
448		Lafarge SA	40,172
327		L’Oreal SA	32,568
471		LVMH Moet Hennessy Louis Vuitton SA	47,505
3,329		Natixis	20,172
192		Neopost SA	17,261
201		Nexans SA	16,307
385		Pernod-Ricard SA	30,688
246		PPR	31,650
272		Remy Cointreau SA	11,400
385		Renault SA	18,087
951		Rhodia SA	14,528
1,225		Safran SA	23,024
1,870		Sanofi-Aventis	137,905
415		Schneider Electric SA	42,225
1,028		Societe Generale	83,152
367		Sodexho Alliance SA	22,043
1,020		Suez Environnement SA	23,367
357		Thales SA	17,751
3,976		Total SA	236,333
314		Valeo SA	8,285
98		Vallourec	16,681
923		Veolia Environnement	35,493
696		Vinci SA	39,526
2,399		Vivendi	74,557
210		Wendel Investissement	13,326
290		Zodiac SA	11,538
			2,109,247
		Germany: 2.3%
357		Adidas AG	18,865
840		Allianz AG	104,794
94		AMB Generali Holding AG	8,835
145		Axel Springer AG	15,180
1,819		BASF AG	96,307
1,433		Bayer AG	99,189
896		Bayerische Motoren Werke AG	43,133
366		Celesio AG	10,086
1,088		Commerzbank AG	13,762
1,719		DaimlerChrysler AG	86,239
1,182		Deutsche Bank AG	90,291
308		Deutsche Boerse AG	25,126
1,736		Deutsche Post AG	32,342
5,570		Deutsche Telekom AG	76,016
3,256		E.ON AG	137,811
200		EnBW Energie Baden-Wuerttemberg AG	11,824
560		Fresenius Medical Care AG & Co. KGaA	27,854
617		Henkel KGaA	22,380
242		Hochtief AG	18,372
3,658	@	Infineon Technologies AG	20,560
341		K+S AG	18,568
271		Linde AG	29,348
349		MAN AG	28,666
153		Merck KGaA	15,184
266		MTU Aero Engines Holding AG	12,583
333		Muenchener Rueckversicherungs AG	53,075
809		Rhoen Klinikum AG	20,538
717		RWE AG	66,506
202		Salzgitter AG	19,292
1,522		SAP AG	73,803
1,552		Siemens AG	142,909
345		Solarworld AG	8,306
707		ThyssenKrupp AG	24,180
174		Volkswagen AG	28,617
81		Wacker Chemie AG	12,598
			1,513,139
		Greece: 0.2%
950	@	Emporiki Bank of Greece SA	7,012
1,443		National Bank of Greece SA	52,079
1,168	@	Piraeus Bank SA	21,772
744		Public Power Corp.	16,599
			97,462
		Guernsey: 0.0%
850	@	Amdocs Ltd.	22,848
			22,848
		Hong Kong: 1.0%
10,000		Agile Property Holdings Ltd.	11,695
6,604		BOC Hong Kong Holdings Ltd.	14,422
2,000		Cheung Kong Holdings Ltd.	25,285
8,000		China Everbright Ltd.	18,093
2,000		China Merchants Holdings International Co., Ltd.	6,595
9,500		China Mobile Ltd.	93,045

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
8,320		China Overseas Land & Investment Ltd.	$17,908
6,000		China Resources Enterprise	17,393
4,000		China Resources Land Ltd.	8,726
6,600		China Resources Power Holdings Co.	15,284
14,294		China Unicom Ltd.	20,256
4,000		Citic Pacific Ltd.	10,445
3,500		CLP Holdings Ltd.	23,731
28,000		CNOOC Ltd.	37,749
10,000		Cosco Pacific Ltd.	14,277
2,700		Dairy Farm International Holdings Ltd.	16,119
3,600		Esprit Holdings Ltd.	24,122
1,800		Hang Seng Bank Ltd.	25,842
12,000		Hong Kong & China Gas	30,243
2,000		Hong Kong Exchanges and Clearing Ltd.	36,083
4,000		HongKong Electric Holdings	21,918
4,200		Hongkong Land Holdings Ltd.	18,270
400		Hopewell Highway Infrastructure Ltd.	246
4,500		Hopewell Holdings	14,083
3,000		Hutchison Whampoa Ltd.	21,575
5,000		Hysan Development Co., Ltd.	12,475
400		Jardine Matheson Holdings Ltd.	12,142
500		Jardine Strategic Holdings Ltd.	8,447
4,000		Li & Fung Ltd.	16,026
30,000		PCCW Ltd.	7,791
2,000		Sun Hung Kai Properties Ltd.	29,377
1,356		Swire Pacific Ltd.	15,911
3,000		Wharf Holdings Ltd.	15,862
			661,436
		Hungary: 0.1%
200		Mol Magyar Olaj- es Gazipari Rt	16,795
600	@	OTP Bank Nyrt	17,276
100		Richter Gedeon Nyrt	20,745
			54,816
		Indonesia: 0.1%
32,500		Bank Rakyat Indonesia	25,062
43,500		Bumi Resources Tbk PT	14,343
51,000		Perusahaan Gas Negara PT	19,144
34,000		Telekomunikasi Indonesia Tbk PT	30,434
			88,983
		Ireland: 0.3%
1,050		Accenture PLC	39,134
2,861	@	Bank of Ireland - London Exchange	14,273
1,000		Covidien PLC	43,260
1,577		CRH PLC	43,666
550		Ingersoll-Rand PLC	16,869
2,089		Irish Life & Permanent PLC	17,246
			174,448
		Israel: 0.1%
500	@	Check Point Software Technologies	14,175
1,536		Teva Phaemaceutical Industries Ltd.	77,653
			91,828
		Italy: 1.2%
941		ACEA S.p.A.	12,347
6,193		AEM S.p.A.	12,195
2,045		Alleanza Assicurazioni S.p.A.	18,486
1,765		Assicurazioni Generali S.p.A.	48,459
1,450		Banca Popolare dell’Emilia Romagna Scrl	21,686
1,950		Banca Popolare di Sondrio Scarl	20,826
1,047		Banche Popolari Unite Scpa	16,106
1,878		Bulgari S.p.A.	14,548
470		Credito Bergamasco S.p.A	18,386
13,606		Enel S.p.A.	86,543
4	@	Eni Certificate S.p.A.	—
4,579		ENI S.p.A.	114,424
1,899		Fiat S.p.A	24,499
947		Finmeccanica S.p.A.	16,775
626		Fondiaria-Sai S.p.A.	13,191
18,318		Intesa Sanpaolo S.p.A.	81,275
775		Luxottica Group S.p.A.	20,044
8,008		Parmalat S.p.A	22,180
662		Saipem S.p.A.	19,994
2,209		Snam Rete Gas S.p.A.	10,757
16,352		Telecom Italia S.p.A.	28,753
22,191		Telecom Italia S.p.A. RNC	27,334
24,747		UniCredito Italiano S.p.A.	97,129
			745,937
		Japan: 5.5%
700		Advantest Corp.	19,323
2,400		Aeon Co., Ltd.	22,890
1,000		Ajinomoto Co., Inc.	10,015
3,000		All Nippon Airways Co., Ltd.	8,610
2,000		Amada Co., Ltd.	13,428

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
1,600		Asahi Breweries Ltd.	$29,221
2,000		Asahi Glass Co., Ltd.	16,120
1,000		Asics Corp.	9,282
1,000		Astellas Pharma, Inc.	41,004
100		Benesse Corp.	4,895
1,200		Bridgestone Corp.	21,461
1,800		Canon, Inc.	72,120
1,000		Casio Computer Co., Ltd.	8,161
5		Central Japan Railway Co.	35,966
1,100		Chubu Electric Power Co., Inc.	26,677
700		Chugai Pharmaceutical Co., Ltd.	14,453
700		Chugoku Electric Power Co., Inc.	15,382
2,000		Citizen Watch Co., Ltd.	11,226
1,000		Dai Nippon Printing Co., Ltd.	13,711
1,200		Daiichi Sankyo Co., Ltd.	24,741
300		Daito Trust Construction Co., Ltd.	13,079
2,000		Daiwa Securities Group, Inc.	10,275
1,000		Denso Corp.	29,327
700		East Japan Railway Co.	50,469
600		Eisai Co., Ltd.	22,530
300		Fanuc Ltd.	26,793
100		Fast Retailing Co., Ltd.	12,631
700		Fuji Photo Film Co., Ltd.	20,903
3,400		Fujitsu Ltd.	22,176
3,000		Furukawa Electric Co., Ltd.	12,138
700		Hitachi Construction Machinery Co., Ltd.	14,969
3,000		Hitachi Ltd.	9,211
2,000		Hitachi Metals Ltd.	20,433
700		Hokkaido Electric Power Co., Inc.	14,545
700		Hokuriku Electric Power Co.	17,802
2,800		Honda Motor Co., Ltd.	85,035
900		Hoya Corp.	21,204
600		Ibiden Co., Ltd.	22,229
12,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	24,272
6,000		Isuzu Motors Ltd.	12,657
2,000		Itochu Corp.	13,187
2,000		J Front Retailing Co., Ltd.	12,006
8,000	@	Japan Airlines Corp.	11,730
200		Japan Petroleum Exploration Co.	10,173
11		Japan Tobacco, Inc.	37,608
1,100		JFE Holdings, Inc.	37,615
300		JSR Corp.	6,129
3,000		Kajima Corp.	7,692
1,400		Kansai Electric Power Co., Inc.	33,792
1,000		Kao Corp.	24,692
8,000		Kawasaki Heavy Industries Ltd.	20,268
7		KDDI Corp.	39,382
2,000		Keio Corp.	13,650
110		Keyence Corp.	23,436
5,000		Kintetsu Corp.	19,348
2,000		Kirin Brewery Co., Ltd.	30,632
1,700		Komatsu Ltd.	31,724
1,000		Konica Minolta Holdings, Inc.	9,438
2,000		Kubota Corp.	16,570
1,500		Kuraray Co., Ltd.	16,335
500		Kurita Water Industries Ltd.	17,899
500		Kyocera Corp.	46,188
1,000		Kyowa Hakko Kogyo Co., Ltd.	12,635
700		Kyushu Electric Power Co., Inc.	15,858
300		Lawson, Inc.	13,927
800		Makita Corp.	25,283
5,000		Marubeni Corp.	25,113
3,000		Matsushita Electric Industrial Co., Ltd.	43,902
4,000		Mitsubishi Chemical Holdings Corp.	16,573
2,000		Mitsubishi Corp.	40,225
3,000		Mitsubishi Electric Corp.	22,668
2,000		Mitsubishi Estate Co., Ltd.	31,288
7,000		Mitsubishi Heavy Industries Ltd.	26,420
16,700		Mitsubishi UFJ Financial Group, Inc.	89,247
3,000		Mitsui & Co., Ltd.	39,029
7,000		Mitsui Engineering & Shipbuilding Co., Ltd.	18,106
1,000		Mitsui Fudosan Co., Ltd.	16,838
2,000		Mitsui OSK Lines Ltd.	11,794
800		Mitsui Sumitomo Insurance Group Holdings, Inc.	21,915
20,700		Mizuho Financial Group, Inc.	40,769
500		Murata Manufacturing Co., Ltd.	23,608
4,200		Nagoya Railroad Co., Ltd.	14,085
1,400		Namco Bandai Holdings, Inc.	14,302
1,000		NGK Insulators Ltd.	23,072
200		Nidec Corp.	16,191
200		Nintendo Co., Ltd.	51,002
1,000		Nippon Electric Glass Co., Ltd.	9,100

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
3,000		Nippon Express Co., Ltd.	$12,177
700		Nippon Paper Group, Inc.	20,144
3,000		Nippon Sheet Glass Co., Ltd.	9,981
7,000		Nippon Steel Corp.	25,482
1,400		Nippon Telegraph & Telephone Corp.	64,613
5,000		Nissan Motor Co., Ltd.	33,694
500		Nissin Food Products Co., Ltd.	19,172
3,400		Nomura Holdings, Inc.	20,842
700		Nomura Research Institute Ltd.	16,628
6		NTT Data Corp.	19,159
20		NTT DoCoMo, Inc.	31,856
2,000		OJI Paper Co., Ltd.	9,003
300		Ono Pharmaceutical Co., Ltd.	15,582
200		Oriental Land Co., Ltd.	14,072
180		ORIX Corp.	10,933
5,000		Osaka Gas Co., Ltd.	17,509
1,800		Resona Holdings, Inc.	23,069
1,000		Ricoh Co., Ltd.	14,524
8,000	@	Sanyo Electric Co., Ltd.	18,920
300		Secom Co., Ltd.	15,070
600		Seiko Epson Corp.	8,965
1,500		Seven & I Holdings Co., Ltd.	35,801
1,000		Sharp Corp.	11,095
600		Shikoku Electric Power Co.	18,297
700		Shin-Etsu Chemical Co., Ltd.	42,944
1,000		Shionogi & Co., Ltd.	23,655
1,000		Shiseido Co., Ltd.	17,413
100		SMC Corp.	12,250
1,500		Softbank Corp.	32,878
118		Softbank Investment Corp.	23,245
7,300		Sojitz Corp.	13,840
2,000		Sompo Japan Insurance, Inc.	13,383
1,600		Sony Corp.	46,885
7		Sony Financial Holdings, Inc.	20,029
700		Stanley Electric Co., Ltd.	14,171
2,100		Sumitomo Corp.	21,545
1,300		Sumitomo Electric Industries Ltd.	16,975
8,000		Sumitomo Metal Industries Ltd.	19,602
1,000		Sumitomo Metal Mining Co., Ltd.	16,334
1,500		Sumitomo Mitsui Financial Group, Inc.	51,993
1,000		Sumitomo Realty & Development Co., Ltd.	18,216
4,000		Sumitomo Trust & Banking Co., Ltd.	21,135
450		T&D Holdings, Inc.	12,127
1,100		Takeda Pharmaceutical Co., Ltd.	45,756
300		TDK Corp.	17,284
300		Terumo Corp.	16,453
2,000		Tobu Railway Co., Ltd.	12,206
600		Toho Co., Ltd.	10,126
2,000		Toho Gas Co., Ltd.	9,120
900		Tohoku Electric Power Co., Inc.	20,032
1,400		Tokio Marine Holdings, Inc.	40,338
1,900		Tokyo Electric Power Co., Inc.	49,781
200		Tokyo Electron Ltd.	12,718
5,000		Tokyo Gas Co., Ltd.	20,742
3,000		Tokyu Corp.	14,383
2,000		Tokyu Land Corp.	7,956
7,000		Toshiba Corp.	36,640
700		Toyo Seikan Kaisha Ltd.	13,402
900		Toyota Boshoku Corp.	17,704
3,900		Toyota Motor Corp.	155,105
800		Toyota Tsusho Corp.	12,025
500		Trend Micro, Inc.	18,552
8		West Japan Railway Co.	30,277
260		Yamada Denki Co., Ltd.	17,541
1,200		Yamaha Motor Co., Ltd.	14,760
1,000		Yamato Holdings Co., Ltd.	16,409
			3,558,326
		Luxembourg: 0.2%
1,497		ArcelorMittal	55,819
200	@	Millicom International Cellular SA	14,548
132	@	Reinet Investments SA	1,863
613		SES SA	13,919
1,150		Tenaris SA	20,567
			106,716
		Malaysia: 0.1%
15,800		Astro All Asia Networks PLC	15,955
9,100		Malayan Banking BHD	17,433
21,500		Resorts World BHD	16,973
11,275	@	TM International Bhd	10,076
			60,437
		Mauritius: 0.0%
45,680		Golden Agri-Resources Ltd.	13,833
			13,833

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Mexico: 0.3%
39,210	@	America Movil SA de CV - Series L	$85,845
14,872	@	Cemex SAB de C.V.	19,195
5,050	@	Fomento Economico Mexicano SA de CV ADR	19,228
5,535	@	Grupo Financiero Inbursa SA	15,665
13,033	@	Grupo Mexico SA de CV	24,025
3,500	@	Grupo Modelo SA	13,033
4,250	@	Grupo Televisa SA	15,725
5,200	@	Wal-Mart de Mexico SA de CV	18,031
			210,747
		Morocco: 0.0%
795		Douja Promotion Groupe Addoha SA	12,395
			12,395
		Netherlands: 1.4%
2,379		Aegon NV	20,343
520		Akzo Nobel NV	32,319
1,000		ASML Holding NV	29,512
600		Chicago Bridge & Iron Co. NV	11,208
1,105		European Aeronautic Defence and Space Co. NV	24,908
698		Heineken NV	32,363
345		Hunter Douglas NV	13,931
3,225	**	ING Groep NV	57,914
2,359		Koninklijke Ahold NV	28,474
1,204		Koninklijke BAM Groep NV	13,912
1,734		Koninklijke Philips Electronics NV	42,299
693	@	Qiagen NV	14,684
1,620		Reed Elsevier NV	18,397
6,745		Royal Dutch Shell PLC - Class A	191,302
5,548		Royal Dutch Shell PLC - Class B	154,119
3,003		Royal KPN NV	49,886
937		SBM Offshore NV	19,981
1,177		SNS Reaal	9,547
1,360		TNT NV	36,544
3,323		Unilever NV	96,153
222		Van Lanschot NV	13,168
			910,964
		Norway: 0.2%
1,350		Acergy SA	17,053
950		Aker Kvaerner ASA	10,726
1,600		DnB NOR ASA	18,630
1,200	@	Petroleum Geo-Services ASA	11,756
1,277	@	Renewable Energy Corp. A/S	11,256
2,050		Statoil ASA	46,283
600		Storebrand ASA	3,677
950	@	Subsea 7, Inc.	12,795
1,400		Telenor ASA	16,245
			148,421
		Philippines: 0.1%
410		Philippine Long Distance Telephone Co.	20,870
2,600		SM Investments Corp.	17,807
			38,677
		Poland: 0.1%
302		Bank Pekao SA	16,130
210		Bank Zachodni WBK SA	11,055
3,400	@	Getin Holding SA	10,874
1,450	@	Globe Trade Centre SA	12,236
665		KGHM Polska Miedz SA	20,190
950		Polski Koncern Naftowy SA	9,902
2,217		Telekomunikacja Polska SA	12,242
			92,629
		Portugal: 0.0%
6,762		Energias de Portugal SA	30,997
			30,997
		Russia: 0.3%
700	@	Lukoil-Spon ADR	38,157
4,944	@	OAO Gazprom ADR	115,509
3,000	@	Surgutneftegaz ADR	25,754
			179,420
		Singapore: 0.4%
5,000		CapitaLand Ltd.	13,110
2,000		City Developments Ltd.	14,540
14,000		Cosco Corp. Singapore Ltd.	11,845
3,000		DBS Group Holdings Ltd.	28,159
6,000		Fraser and Neave Ltd.	16,815
1,000		Great Eastern Holdings Ltd.	9,644
1,000		Jardine Cycle & Carriage Ltd.	17,156
2,000		Keppel Corp., Ltd.	11,428
5,630		Oversea-Chinese Banking Corp.	31,226
2,000		Singapore Exchange Ltd.	11,890
7,000		Singapore Press Holdings Ltd.	19,125
14,000		Singapore Telecommunications Ltd.	32,171

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
2,000		United Overseas Bank Ltd.	$23,719
5,000		Wilmar International Ltd.	22,273
			263,101
		South Africa: 0.6%
910		ABSA Group Ltd.	14,589
3,455		African Bank Investments Ltd.	13,611
201		Anglo Platinum Ltd.	17,931
600		Anglogold Ashanti Ltd. ADR	24,332
1,244		Exxaro Resources Ltd.	14,956
9,587		FirstRand Ltd.	21,175
1,151		Gold Fields Ltd.	15,752
1,158		Impala Platinum Holdings Ltd.	27,117
2,800		MTN Group Ltd.	45,678
950		Naspers Ltd.	32,520
1,285		Nedcor Ltd.	20,488
946		Remgro Ltd.	11,178
4,905		RMB Holdings Ltd.	17,899
7,396		Sanlam Ltd.	20,211
800		Sasol Ltd.	30,309
2,936		Shoprite Holdings Ltd.	24,252
2,323		Standard Bank Group Ltd.	30,155
7,450	@	Steinhoff International Holdings Ltd.	16,408
764	@	Vodacom Group Pty Ltd.	5,711
			404,272
		South Korea: 1.1%
140		CJ CheilJedang Corp.	24,553
206		Daelim Industrial Co.	12,587
1,750		Daewoo Engineering & Construction Co., Ltd.	20,680
560		Daewoo Securities Co. Ltd.	10,194
600		Daewoo Shipbuilder & Marine Engine Co., Ltd.	8,725
204		Hanjin Heavy Industries & Construction	4,085
29		Hite Brewery Co., Ltd.	4,129
950	@	Hynix Semiconductor, Inc.	15,913
70		Hyundai Mipo Dockyard Co., Ltd.	7,374
100		Hyundai Mobis	14,022
287		Hyundai Motor Co.	27,092
1,300	@	Industrial Bank of Korea	15,861
863	@	KB Financial Group, Inc.	44,284
500	@	Korea Electric Power Corp.	15,222
93	@	Korea Express Co., Ltd.	5,464
470		Korea Investment Holdings Co., Ltd.	13,898
301		KT Corp.	10,363
253		KT&G Corp.	15,328
158		LG Chem Ltd.	29,283
750		LG Display Co., Ltd.	21,529
200		LG Electronics, Inc.	21,236
188		Mirae Asset Securities Co., Ltd.	11,177
120		Posco	49,686
520		Samsung Card Co.	23,214
220		Samsung Electronics Co., Ltd.	151,886
750		Samsung Heavy Industries Co., Ltd.	16,229
200		Samsung SDI Co., Ltd.	25,230
958	@	Shinhan Financial Group Ltd.	38,180
114		SK Telecom Co., Ltd.	17,698
250		S-Oil Corp.	13,200
990	@	Woori Finance Holdings Co. Ltd.	13,330
			701,652
		Spain: 1.5%
1,387		Abertis Infraestructuras SA	31,557
162		Acciona SA	22,127
334		ACS Actividades de Construccion y Servicios SA	17,456
7,136		Banco Bilbao Vizcaya Argentaria SA	127,125
4,264		Banco De Sabadell SA	31,575
1,750		Banco Popular Espanol SA	17,604
14,743		Banco Santander Central Hispano SA	238,166
1,387		Bankinter SA	17,540
21		Corporacion Financiera Alba SA	1,200
3,694		Criteria Caixacorp SA	19,023
387		Endesa SA	12,818
2,327		Faes Farma SA	14,894
581		Gamesa Corp. Tecnologica SA	13,073
757		Grifols SA	14,453
3,845		Iberdrola Renovables	18,968
8,775		Iberdrola SA	86,327
613		Inditex SA	35,250
1,649		Repsol YPF SA	44,889
7,546		Telefonica SA	208,776
			972,821
		Sweden: 0.8%
1,600		Atlas Copco AB - Class A	20,627
1,400		Atlas Copco AB - Class B	15,986
950		Hennes & Mauritz AB	53,398

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Sweden (continued)
1,000		Hexagon AB	$11,981
3,350		Husqvarna AB - B Shares	23,339
1,800	@	Lundin Petroleum AB	14,631
1,133		Meda AB	10,192
6,020		Nordea Bank AB	60,855
2,494		Sandvik AB	27,532
1,800		Scania AB - B Shares	22,359
2,400		Securitas AB	23,164
3,400		Skandinaviska Enskilda Banken AB	23,030
1,800		Svenska Cellulosa AB - B Shares	24,452
1,200		Svenska Handelsbanken AB	30,719
600		Swedish Match AB	12,085
1,200		Tele2 AB - B Shares	15,966
5,000		Telefonaktiebolaget LM Ericsson Series B	50,329
1,950		Telefonaktiebolaget LM Ericsson	19,473
2,500		TeliaSonera AB	16,448
3,000		Volvo AB	27,821
300	@, I, X	Vostok Gas Ltd.	—
920	@	West Siberian Resources Ltd.	11,453
			515,840
		Switzerland: 2.5%
4,808	@	ABB Ltd.	96,681
550		ACE Ltd.	29,403
263	@	Actelion Ltd. - Reg	16,350
551		Adecco SA	29,344
100		Alcon, Inc.	13,867
200	@	Aryzta AG	8,012
150		Basler Kantonalbank	17,077
1,149		Compagnie Financiere Richemont SA	32,527
1,925		Credit Suisse Group	107,103
591	@	Holcim Ltd.	40,637
539		Julius Baer Holding AG - Reg	27,034
928	@	Logitech International SA	16,951
190		Lonza Group AG	20,738
100	@	Mettler Toledo International, Inc.	9,059
6,766		Nestle SA	288,845
612		Nobel Biocare Holding AG	20,265
4,306		Novartis AG	216,294
237	@	PSP Swiss Property AG	13,729
100		Roche Holding AG - Bearer	16,746
1,377		Roche Holding AG - Genusschein	222,645
1,737		STMicroelectronics NV	16,426
46		Straumann Holding AG	11,938
117		Swatch Group AG - BR	27,629
609		Swiss Reinsurance	27,614
52		Swisscom AG	18,623
202		Syngenta AG	46,421
164		Synthes, Inc.	19,776
5,531	@	UBS AG - Reg	101,410
91		Valiant Holding	17,850
3,361		Xstrata PLC	49,567
208		Zurich Financial Services AG	49,597
			1,630,158
		Taiwan: 0.9%
34,000		Advanced Semiconductor Engineering, Inc.	28,157
7,830		Asustek Computer, Inc.	13,393
20,600		AU Optronics Corp.	20,024
8,000		Cathay Financial Holding Co., Ltd.	13,223
23,989		China Steel Corp.	22,232
10,913		Chunghwa Telecom Co., Ltd.	19,690
17,000		Far EasTone Telecommunications Co., Ltd.	19,860
16,480		Formosa Chemicals & Fibre Co.	31,582
6,180		Formosa Petrochemical Corp.	16,135
9,630		Formosa Plastics Corp.	19,582
2,100		High Tech Computer Corp.	22,985
11,500		HON HAI Precision Industry Co., Ltd.	45,920
2,004		MediaTek, Inc.	33,309
38,000		Mega Financial Holdings Co., Ltd.	23,952
19,570		Nan Ya Plastics Corp.	31,923
8,040		Novatek Microelectronics Corp., Ltd.	18,926
15,000		Siliconware Precision Industries Co.	21,106
44,000		Sinopac Financial Holdings, Co.	17,982
27,000		Taiwan Cooperative Bank	16,568
47,234		Taiwan Semiconductor Manufacturing Co., Ltd.	93,476
15,660		Uni-President Enterprises Corp.	18,397
20,000		Yuanta Financial Holding Co., Ltd.	14,739
			563,161
		Thailand: 0.1%
4,500		Advanced Info Service PCL	12,672
1,500		Banpu Public Co., Ltd.	19,199
2,700		PTT PLC	21,086
7,100		Siam Commercial Bank PCL	17,985
			70,942

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Turkey: 0.2%
3,489		Akbank TAS	$20,312
2,509		Eregli Demir ve Celik Fabrikalari TAS	10,908
4,803		Haci Omer Sabanci Holding A/S	18,725
4,655	@	KOC Holding A/S	12,277
5,649		Turkiye Garanti Bankasi A/S	21,459
2,381		Turkiye Halk Bankasi	14,230
5,600	@	Turkiye Vakiflar Bankasi Tao	12,891
			110,802
		United Kingdom: 5.8%
1,780		Amec PLC	21,561
2,496		Anglo American PLC	79,649
1,167		Antofagasta PLC	14,195
7,305		ARM Holdings PLC	16,825
1,686		Associated British Foods PLC	22,871
2,537		AstraZeneca PLC	113,777
343	@	Autonomy Corp. PLC	8,956
5,246		Aviva PLC	37,713
6,240		BAE Systems PLC	34,909
20,331		Barclays PLC	120,489
5,829		BG Group PLC	101,594
3,899		BHP Billiton PLC	106,780
34,378		BP PLC	304,546
3,685		British American Tobacco PLC	115,758
3,286		British Sky Broadcasting PLC	30,101
14,524		BT Group PLC	30,270
1,549		Bunzl PLC	15,747
2,514		Burberry Group PLC	20,278
4,863		Cable & Wireless PLC	11,181
2,534		Cadbury PLC	32,527
621	@	Cairn Energy PLC	27,756
1,803		Capita Group PLC	20,856
457		Carnival PLC	15,682
9,647		Centrica PLC	38,855
3,455		Cobham PLC	12,120
4,408		Compass Group PLC	27,001
5,338		Diageo PLC	82,126
2,939		Experian Group Ltd.	24,818
2,255		Firstgroup PLC	14,941
9,477		GlaxoSmithKline PLC	186,858
7,678		Group 4 Securicor PLC	27,153
12,964		Hays PLC	21,592
31,635		HSBC Holdings PLC	362,185
1,767		ICAP PLC	11,977
1,768		Imperial Tobacco Group PLC	51,220
32,652		Inchcape PLC	14,701
2,044		Inmarsat PLC	18,064
1,125		Intercontinental Hotels Group PLC	14,599
2,901		International Power PLC	13,421
4,679		Invensys PLC	21,844
2,442		Investec PLC	17,928
2,839		J Sainsbury PLC	14,776
1,116		Johnson Matthey PLC	24,870
1,271		Kazakhmys PLC	21,782
5,882		Kingfisher PLC	20,061
4,831		Ladbrokes PLC	14,495
14,276		Legal & General Group PLC	20,134
28,324		Lloyds TSB Group PLC	47,042
8,499		LogicaCMG PLC	17,733
411		Lonmin PLC	11,006
2,800		Man Group PLC	14,870
2,994		Marks & Spencer Group PLC	17,361
1,817		Mitchells & Butlers PLC	7,566
4,247		National Grid PLC	41,102
2,791		Northumbrian Water Group PLC	11,019
10,311		Old Mutual PLC	16,525
1,938		Pearson PLC	23,945
1,446		Pennon Group PLC	11,003
2,120		Persimmon PLC	15,521
4,154		Prudential PLC	40,036
4,698		QinetiQ PLC	10,593
187		Randgold Resources Ltd.	13,061
1,057		Reckitt Benckiser PLC	51,748
3,032		Reed Elsevier PLC	22,787
10,196		Rentokil Initial PLC	18,610
2,468		Rio Tinto PLC	104,908
3,466	@	Rolls-Royce Group PLC	26,154
6,349		Royal & Sun Alliance Insurance Group	13,607
33,232		Royal Bank of Scotland Group PLC	28,143
1,464		SABMiller PLC	35,375
6,355		Sage Group PLC	23,769

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
627		Schroders PLC	$10,974
1,487		Scottish & Southern Energy PLC	27,950
581		Severn Trent PLC	9,030
1,224		Shire PLC	21,249
1,889		Smith & Nephew PLC	16,964
1,105		Smiths Group PLC	15,739
2,832		Stagecoach Group PLC	7,386
2,802		Standard Chartered PLC	69,214
4,836		Standard Life PLC	16,974
1,584		Tate & Lyle PLC	10,730
16,036		Tesco PLC	102,657
1,817		Tullow Oil PLC	32,875
2,332		Unilever PLC	66,635
2,963		United Utilities Group PLC	21,665
683		Vedanta Resources PLC	20,787
95,797		Vodafone Group PLC	215,204
650		Willis Group Holdings Ltd.	18,343
6,505		WM Morrison Supermarkets PLC	28,916
987	@	Wolseley PLC	23,867
3,541		WPP PLC	30,456
			3,772,641
		United States: 30.4%
1,530		3M Co.	112,914
2,960		Abbott Laboratories	146,431
1,450	@	Activision Blizzard, Inc.	17,966
700	@	Adobe Systems, Inc.	23,128
700	@	Aecom Technology Corp.	18,998
2,300	@	AES Corp.	34,086
1,000		Aetna, Inc.	27,830
300	@	Affiliated Computer Services, Inc.	16,251
800		Aflac, Inc.	34,192
600	@	Agilent Technologies, Inc.	16,698
400		Air Products & Chemicals, Inc.	31,032
500		AK Steel Holding Corp.	9,865
550	@	Akamai Technologies, Inc.	10,824
750		Alberto-Culver Co.	20,760
2,400		Alcoa, Inc.	31,488
300		Allegheny Energy, Inc.	7,956
500		Allegheny Technologies, Inc.	17,495
700		Allergan, Inc.	39,732
300	@	Alliance Data Systems Corp.	18,324
100	@	Alliant Techsystems, Inc.	7,785
300	@	Allied World Assurance Holdings Ltd.	14,379
1,000		Allstate Corp.	30,620
200	@	Alpha Natural Resources, Inc.	7,020
950		Altera Corp.	19,485
3,920		Altria Group, Inc.	69,815
650	@	Amazon.com, Inc.	60,684
500		Ameren Corp.	12,640
650		American Electric Power Co., Inc.	20,144
1,800		American Express Co.	61,020
650	@	American Tower Corp.	23,660
500		Ameriprise Financial, Inc.	18,165
1,300		AmerisourceBergen Corp.	29,094
2,100	@	Amgen, Inc.	126,483
1,100		Anadarko Petroleum Corp.	69,003
750		Analog Devices, Inc.	20,685
650		AON Corp.	26,449
650		Apache Corp.	59,690
200	@	Apollo Group, Inc. - Class A	14,734
1,650	@	Apple, Inc.	305,861
2,100		Applied Materials, Inc.	28,140
300		Aptargroup, Inc.	11,208
850		Aqua America, Inc.	14,994
500		Arch Coal, Inc.	11,065
1,100		Archer-Daniels-Midland Co.	32,142
650		Arthur J. Gallagher & Co.	15,841
300		Assurant, Inc.	9,618
10,470		AT&T, Inc.	282,795
3,500	@	Atmel Corp.	14,665
600	@	Autodesk, Inc.	14,280
1,100		Automatic Data Processing, Inc.	43,230
100	@	Autozone, Inc.	14,622
500		Avery Dennison Corp.	18,005
600	@	Avnet, Inc.	15,582
850		Avon Products, Inc.	28,866
800		Baker Hughes, Inc.	34,128
300		Ball Corp.	14,760
15,942		Bank of America Corp.	269,739
200		Bank of Hawaii Corp.	8,308
2,070		Bank of New York Mellon Corp.	60,009
1,380		Baxter International, Inc.	78,674

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,250		BB&T Corp.	$34,050
750	@	BE Aerospace, Inc.	15,105
300		Becton Dickinson & Co.	20,925
650	@	Bed Bath & Beyond, Inc.	24,401
500		Bemis Co.	12,955
1,000		Best Buy Co., Inc.	37,520
500	@	Big Lots, Inc.	12,510
300	@	Biogen Idec, Inc.	15,156
300	@	BJ’s Wholesale Club, Inc.	10,866
800	@	BMC Software, Inc.	30,024
1,550		Boeing Co.	83,933
200		BOK Financial Corp.	9,264
2,800	@	Boston Scientific Corp.	29,652
3,600		Bristol-Myers Squibb Co.	81,072
1,050	@	Broadcom Corp.	32,225
950		Broadridge Financial Solutions ADR	19,095
900	@	Brocade Communications Systems, Inc.	7,074
850		Brown & Brown, Inc.	16,286
150		Brown-Forman Corp.	7,233
300		Bucyrus International, Inc.	10,686
300	@	Bunge Ltd.	18,783
650		Burlington Northern Santa Fe Corp.	51,890
1,150		CA, Inc.	25,289
500		Cabot Corp.	11,555
1,250	@	Calpine Corp.	14,400
400	@	Cameron International Corp.	15,128
650		Campbell Soup Co.	21,203
800		Capital One Financial Corp.	28,584
1,050		CapitalSource, Inc.	4,557
300		Capitol Federal Financial	9,876
500		Cardinal Health, Inc.	13,400
600	@	Career Education Corp.	14,628
250	@	CareFusion Corp.	5,450
500		Carlisle Cos., Inc.	16,955
950	@	Carmax, Inc.	19,855
650		Carnival Corp.	21,632
1,200		Caterpillar, Inc.	61,596
950	@	CB Richard Ellis Group, Inc.	11,153
1,750		CBS Corp. - Class B	21,088
700	@	Celgene Corp.	39,130
342		CenturyTel, Inc.	11,491
200	@	Cephalon, Inc.	11,648
200	@	Cerner Corp.	14,960
500		CH Robinson Worldwide, Inc.	28,875
1,550		Charles Schwab Corp.	29,683
1,250		Chesapeake Energy Corp.	35,500
3,720		Chevron Corp.	262,000
100	@	Chipotle Mexican Grill, Inc.	9,705
800		Chubb Corp.	40,328
500		Cigna Corp.	14,045
800		Cincinnati Financial Corp.	20,792
11,040	@	Cisco Systems, Inc.	259,882
1,550		CIT Group, Inc.	1,876
20,980		Citigroup, Inc.	101,543
200		City National Corp.	7,786
200		Cliffs Natural Resources, Inc.	6,472
200		Clorox Co.	11,764
100		CME Group, Inc.	30,819
450		Coach, Inc.	14,814
4,290		Coca-Cola Co.	230,373
650	@	Cognizant Technology Solutions Corp.	25,129
1,060		Colgate-Palmolive Co.	80,857
5,620		Comcast Corp. – Class A	94,922
315		Commerce Bancshares, Inc.	11,731
750		Commercial Metals Co.	13,425
250	@	Computer Sciences Corp.	13,178
1,250		ConAgra Foods, Inc.	27,100
2,960		ConocoPhillips	133,674
500		Consol Energy, Inc.	22,555
800		Consolidated Edison, Inc.	32,752
500		Constellation Energy Group, Inc.	16,185
1,250	@	Continental Airlines, Inc.	20,550
1,250	@	Convergys Corp.	12,425
300		Con-way, Inc.	11,496
800	@	Cooper Industries PLC	30,056
500		Corn Products International, Inc.	14,260
2,750		Corning, Inc.	42,103
700		Costco Wholesale Corp.	39,522
100	@	Covance, Inc.	5,415
200		CR Bard, Inc.	15,722
950	@	Crown Castle International Corp.	29,792
650	@	Crown Holdings, Inc.	17,680

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
700		CSX Corp.	$29,302
200		Cullen/Frost Bankers, Inc.	10,328
500		Cummins, Inc.	22,405
2,810		CVS Caremark Corp.	100,429
1,250		D.R. Horton, Inc.	14,263
300		Danaher Corp.	20,196
200	@	DaVita, Inc.	11,328
800		Deere & Co.	34,336
3,200	@	Dell, Inc.	48,832
2,575	@	Delta Airlines, Inc.	23,072
950	@	Denbury Resources, Inc.	14,374
1,010		Devon Energy Corp.	68,003
200		DeVry, Inc.	11,064
650		Diebold, Inc.	21,405
1,150	@	DIRECTV Group, Inc.	31,717
1,450		Discover Financial Services	23,534
300	@	Discovery Communications, Inc. - Class C	7,809
850	@	Dish Network Corp.	16,371
1,100		Dominion Resources, Inc.	37,950
300		Donaldson Co., Inc.	10,389
800		Dover Corp.	31,008
1,550		Dow Chemical Co.	40,409
550	@	Dr Pepper Snapple Group, Inc.	15,813
650	@	DreamWorks Animation SKG, Inc.	23,121
300		DTE Energy Co.	10,542
1,900		Duke Energy Corp.	29,906
200		Dun & Bradstreet Corp.	15,064
300		Eastman Chemical Co.	16,062
500		Eaton Corp.	28,295
500		Eaton Vance Corp.	13,995
2,350	@	eBay, Inc.	55,484
650		Ecolab, Inc.	30,050
800		Edison International	26,864
200	@	Edwards Lifesciences Corp.	13,982
1,550		EI Du Pont de Nemours & Co.	49,817
1,450		El Paso Corp.	14,964
850	@	Electronic Arts, Inc.	16,193
1,900		Eli Lilly & Co.	62,757
3,650	@	EMC Corp.	62,196
1,400		Emerson Electric Co.	56,112
200	@	Energizer Holdings, Inc.	13,268
200		Entergy Corp.	15,972
650		EOG Resources, Inc.	54,282
300		EQT Corp.	12,780
650		Equifax, Inc.	18,941
300		Erie Indemnity Co.	11,238
500		Estee Lauder Cos., Inc.	18,540
1,400		Exelon Corp.	69,468
650		Expeditors International Washington, Inc.	22,848
500	@	Express Scripts, Inc.	38,790
8,960		ExxonMobil Corp.	614,746
500		Family Dollar Stores, Inc.	13,200
700		FedEx Corp.	52,654
950		Fidelity National Information Services, Inc.	24,235
950		Fidelity National Title Group, Inc.	14,326
1,150		Fifth Third Bancorp.	11,650
500		First American Corp.	16,185
100	@	First Solar, Inc.	15,286
650		FirstEnergy Corp.	29,718
500	@	Fiserv, Inc.	24,100
800	@	Flir Systems, Inc.	22,376
600		Fluor Corp.	30,510
200		FMC Corp.	11,250
300	@	FMC Technologies, Inc.	15,672
5,650	@	Ford Motor Co.	40,737
500		Forest City Enterprises, Inc.	6,685
900	@	Forest Laboratories, Inc.	26,496
300		Fortune Brands, Inc.	12,894
500	@	Foster Wheeler AG	15,955
700		FPL Group, Inc.	38,661
200		Franklin Resources, Inc.	20,120
800		Freeport-McMoRan Copper & Gold, Inc.	54,888
750		Frontier Oil Corp.	10,440
1,150		Fulton Financial Corp.	8,464
1,150		Gap, Inc.	24,610
700		General Dynamics Corp.	45,220
18,990		General Electric Co.	311,816
700		General Mills, Inc.	45,066
200	@	Gen-Probe, Inc.	8,288
300		Genuine Parts Co.	11,418
1,350		Genworth Financial, Inc.	16,133
650	@	Genzyme Corp.	36,875

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,800	@	Gilead Sciences, Inc.	$83,844
500		Global Payments, Inc.	23,350
940		Goldman Sachs Group, Inc.	173,289
850	@	Goodyear Tire & Rubber Co.	14,476
450	@	Google, Inc. - Class A	223,133
500		Graco, Inc.	13,935
850		Great Plains Energy, Inc.	15,258
200		Greif, Inc. - Class A	11,010
300		Guess ?, Inc.	11,112
600		H&R Block, Inc.	11,028
1,650		Halliburton Co.	44,748
500	@	Hansen Natural Corp.	18,370
500		Harley-Davidson, Inc.	11,500
500		Harris Corp.	18,800
500		Hartford Financial Services Group, Inc.	13,250
500		Hasbro, Inc.	13,875
750		Hawaiian Electric Industries	13,590
800		HCC Insurance Holdings, Inc.	21,880
750	@	Health Net, Inc.	11,550
200	@	Henry Schein, Inc.	10,982
500		Hershey Co.	19,430
1,650	@	Hertz Global Holdings, Inc.	17,870
300		Hess Corp.	16,038
4,630		Hewlett-Packard Co.	218,582
700		HJ Heinz Co.	27,825
600	@	Hologic, Inc.	9,804
3,400		Home Depot, Inc.	90,576
1,400		Honeywell International, Inc.	52,010
650	@	Hospira, Inc.	28,990
950		Hudson City Bancorp., Inc.	12,493
650	@	Humana, Inc.	24,245
1,650		Huntington Bancshares, Inc.	7,772
800		Illinois Tool Works, Inc.	34,168
1,150	@	Ingram Micro, Inc.	19,378
200		Integrys Energy Group, Inc.	7,178
11,160		Intel Corp.	218,401
200	@	IntercontinentalExchange, Inc.	19,438
2,410		International Business Machines Corp.	288,260
500		International Flavors & Fragrances, Inc.	18,965
1,050		International Paper Co.	23,342
500		International Speedway Corp.	13,785
750		Intersil Corp.	11,483
650	@	Intuit, Inc.	18,525
100	@	Intuitive Surgical, Inc.	26,225
950	@	Invesco Ltd.	21,622
300		ITT Corp.	15,645
1,450		Jabil Circuit, Inc.	19,445
500	@	Jacobs Engineering Group, Inc.	22,975
750		Janus Capital Group, Inc.	10,635
300		JB Hunt Transport Services, Inc.	9,639
400		JC Penney Co., Inc.	13,500
850		Jefferies Group, Inc.	23,146
500		JM Smucker Co.	26,505
500		John Wiley & Sons, Inc.	17,390
5,100		Johnson & Johnson	310,539
1,150		Johnson Controls, Inc.	29,394
200		Joy Global, Inc.	9,788
7,050		JPMorgan Chase & Co.	308,931
850	@	Juniper Networks, Inc.	22,967
500		Kellogg Co.	24,615
700		Kimberly-Clark Corp.	41,286
600		KLA-Tencor Corp.	21,516
700	@	Kohl’s Corp.	39,935
2,780		Kraft Foods, Inc.	73,031
1,100		Kroger Co.	22,704
200		L-3 Communications Holdings, Inc.	16,064
200	@	Laboratory Corp. of America Holdings	13,140
500	@	Lam Research Corp.	17,080
200		Landstar System, Inc.	7,612
300	@	Leap Wireless International, Inc.	5,865
750		Leggett & Platt, Inc.	14,550
500		Lender Processing Services, Inc.	19,085
950		Lennar Corp.	13,538
5,100	@	Level 3 Communications, Inc.	7,089
950	@	Liberty Media Corp. - Entertainment	29,555
132	@	Life Technologies Corp.	6,145
500	@	LifePoint Hospitals, Inc.	13,530
850		Limited Brands, Inc.	14,442
650	@	Lincare Holdings, Inc.	20,313
700		Lincoln National Corp.	18,137
650		Linear Technology Corp.	17,960
1,250	@	LKQ Corp.	23,175

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
690		Lockheed Martin Corp.	$53,875
700		Loews Corp.	23,975
300		Lorillard, Inc.	22,290
3,300		Lowe’s Cos., Inc.	69,102
300		Lubrizol Corp.	21,438
200		M&T Bank Corp.	12,464
800		Macy’s, Inc.	14,632
1,200		Marathon Oil Corp.	38,280
600	@	Mariner Energy, Inc.	8,508
1,158		Marriott International, Inc.	31,949
1,250		Marsh & McLennan Cos., Inc.	30,913
1,150		Masco Corp.	14,858
200		Mastercard, Inc.	40,430
1,250		Mattel, Inc.	23,075
450	@	McAfee, Inc.	19,706
300		McCormick & Co., Inc.	10,182
750	@	McDermott International, Inc.	18,953
2,070		McDonald’s Corp.	118,135
750		McGraw-Hill Cos., Inc.	18,855
500		McKesson Corp.	29,775
750		MDU Resources Group, Inc.	15,638
800	@	Medco Health Solutions, Inc.	44,248
2,070		Medtronic, Inc.	76,176
600	@	MEMC Electronic Materials, Inc.	9,978
3,920		Merck & Co., Inc.	123,990
300		Mercury General Corp.	10,854
1,100		Metlife, Inc.	41,877
750		Microchip Technology, Inc.	19,875
14,010		Microsoft Corp.	362,719
200	@	Mohawk Industries, Inc.	9,538
200		Molson Coors Brewing Co.	9,736
1,060		Monsanto Co.	82,044
850	@	Monster Worldwide, Inc.	14,858
2,300		Morgan Stanley	71,024
500		Mosaic Co.	24,035
3,750		Motorola, Inc.	32,213
300		Murphy Oil Corp.	17,271
700	@	National Oilwell Varco, Inc.	30,191
950		National Semiconductor Corp.	13,557
850	@	NetApp, Inc.	22,678
950		New York Community Bancorp., Inc.	10,849
800		Newmont Mining Corp.	35,216
4,450		News Corp. - Class A	53,356
500	@	NII Holdings, Inc.	14,990
700		Nike, Inc.	45,290
1,450		NiSource, Inc.	20,141
750	@	Noble Corp.	28,470
550		Noble Energy, Inc.	36,278
800		Norfolk Southern Corp.	34,488
500		Northeast Utilities	11,870
400		Northern Trust Corp.	23,264
700		Northrop Grumman Corp.	36,225
750	@	Novellus Systems, Inc.	15,735
800	@	NRG Energy, Inc.	22,552
650		NSTAR	20,683
750	@	Nuance Communications, Inc.	11,220
600		Nucor Corp.	28,206
1,750	@	Nvidia Corp.	26,303
650		NYSE Euronext	18,779
1,650		Occidental Petroleum Corp.	129,360
200	@	Oceaneering International, Inc.	11,350
300		Omnicare, Inc.	6,756
700		Omnicom Group	25,858
1,950	@	ON Semiconductor Corp.	16,088
850	@	OneBeacon Insurance Group Ltd.	11,679
7,270		Oracle Corp.	151,507
800		Paccar, Inc.	30,168
650		Pacific Gas & Electric Co.	26,319
300		Pall Corp.	9,684
200	@	Panera Bread Co.	11,000
500		Parker Hannifin Corp.	25,920
800		Paychex, Inc.	23,240
500		Peabody Energy Corp.	18,610
750		People’s United Financial, Inc.	11,670
300		Pepsi Bottling Group, Inc.	10,932
2,980		PepsiCo, Inc.	174,807
600		PerkinElmer, Inc.	11,544
300		Perrigo Co.	10,197
750	@	PetroHawk Energy Corp.	18,158
600		Petsmart, Inc.	13,050
12,820		Pfizer, Inc.	212,171
300		Pharmaceutical Product Development, Inc.	6,582

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
3,670		Philip Morris International, Inc.	$178,876
300		Pinnacle West Capital Corp.	9,846
650		Pitney Bowes, Inc.	16,153
850		PNC Financial Services Group, Inc.	41,302
300		PPG Industries, Inc.	17,463
650		PPL Corp.	19,721
550		Praxair, Inc.	44,930
300		Precision Castparts Corp.	30,561
850		Principal Financial Group, Inc.	23,282
5,270		Procter & Gamble Co.	305,238
300		Progress Energy, Inc.	11,718
1,550	@	Progressive Corp.	25,699
800		Prudential Financial, Inc.	39,928
1,100		Public Service Enterprise Group, Inc.	34,584
1,778		Pulte Homes, Inc.	19,540
600	@	QLogic Corp.	10,320
3,180		Qualcomm, Inc.	143,036
300		Quest Diagnostics	15,657
500		Questar Corp.	18,780
3,900		Qwest Communications International, Inc.	14,859
300		Range Resources Corp.	14,808
700		Raytheon Co.	33,579
1,750		Regions Financial Corp.	10,868
300		Reinsurance Group of America, Inc.	13,380
1,200		Republic Services, Inc.	31,884
500		Reynolds American, Inc.	22,260
500		Rockwell Collins, Inc.	25,400
500		Ross Stores, Inc.	23,885
600	@	Royal Caribbean Cruises Ltd.	14,448
950		RPM International, Inc.	17,566
200		Ryder System, Inc.	7,812
1,200		Safeway, Inc.	23,664
850	@	SAIC, Inc.	14,909
700	@	Sandisk Corp.	15,190
850	@	SandRidge Energy, Inc.	11,016
1,950		Sara Lee Corp.	21,723
2,950		Schering-Plough Corp.	83,338
2,270		Schlumberger Ltd.	135,292
300		Scripps Networks Interactive - Class A	11,085
900	@	Seagate Technology, Inc.	13,689
850		Sealed Air Corp.	16,686
200		Sempra Energy	9,962
1,950		Service Corp. International	13,670
300	@	Shaw Group, Inc.	9,627
200		Sherwin-Williams Co.	12,032
300		Sigma-Aldrich Corp.	16,194
700		Smith International, Inc.	20,090
600		Sonoco Products Co.	16,524
1,650		Southern Co.	52,256
850		Southern Copper Corp.	26,087
1,650		Southwest Airlines Co.	15,840
800	@	Southwestern Energy Co.	34,144
1,650		Spectra Energy Corp.	31,251
5,000	@	Sprint Nextel Corp.	19,750
300	@	St. Joe Co.	8,736
650	@	St. Jude Medical, Inc.	25,357
1,050		Staples, Inc.	24,381
1,550	@	Starbucks Corp.	32,008
800		State Street Corp.	42,080
850		Steel Dynamics, Inc.	13,039
200	@	Stericycle, Inc.	9,690
100		Strayer Education, Inc.	21,768
650		Stryker Corp.	29,530
2,100	@	Sun Microsystems, Inc.	19,089
500		Sunoco, Inc.	14,225
650		SunTrust Bank	14,658
850		Supervalu, Inc.	12,801
1,650	@	Symantec Corp.	27,176
1,450		Synovus Financial Corp.	5,438
1,100		Sysco Corp.	27,335
500		T. Rowe Price Group, Inc.	22,850
1,600		Target Corp.	74,688
850		TCF Financial Corp.	11,084
500	@	Terex Corp.	10,365
850		Tesoro Corp.	12,733
2,300		Texas Instruments, Inc.	54,487
800	@	Thermo Electron Corp.	34,936
796	@	Time Warner Cable, Inc.	34,300
2,473		Time Warner, Inc.	71,173
650		TJX Cos., Inc.	24,148
600	@	Toll Brothers, Inc.	11,724
300		Torchmark Corp.	13,029

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
200		Transatlantic Holdings, Inc.	$10,034
650	@	Transocean, Ltd.	55,595
1,200		Travelers Cos., Inc.	59,076
500		Trinity Industries, Inc.	8,595
300	@	Ultra Petroleum Corp.	14,688
800		Union Pacific Corp.	46,680
1,530		United Parcel Service, Inc. - Class B	86,399
200		United States Steel Corp.	8,874
1,570		United Technologies Corp.	95,660
2,300		UnitedHealth Group, Inc.	57,592
200		Universal Health Services, Inc.	12,386
1,250		UnumProvident Corp.	26,800
500	@	Urban Outfitters, Inc.	15,085
3,330		US Bancorp.	72,794
1,250		Valero Energy Corp.	24,238
787		Valley National Bancorp.	9,672
200	@	Varian Medical Systems, Inc.	8,426
350	@	Varian Semiconductor Equipment Associates, Inc.	11,494
600	@	VeriSign, Inc.	14,214
5,400		Verizon Communications, Inc.	163,458
500	@	Vertex Pharmaceuticals, Inc.	18,950
200		VF Corp.	14,486
1,050	@	Viacom - Class B	29,442
900		Visa, Inc.	62,199
200		Vulcan Materials Co.	10,814
300		WABCO Holdings, Inc.	6,300
1,650		Walgreen Co.	61,826
4,090		Wal-Mart Stores, Inc.	200,778
3,820		Walt Disney Co.	104,897
200		Walter Industries, Inc.	12,012
750		Washington Federal, Inc.	12,645
1,100		Waste Management, Inc.	32,802
1,250	@	Weatherford International Ltd.	25,913
1,000	@	WellPoint, Inc.	47,360
8,816		Wells Fargo & Co.	248,435
400	@	Western Digital Corp.	14,612
1,250		Western Union Co.	23,650
800		Weyerhaeuser Co.	29,320
1,550		Williams Cos., Inc.	27,699
500		Wisconsin Energy Corp.	22,585
200		WW Grainger, Inc.	17,872
2,540		Wyeth	123,393
850		Wyndham Worldwide Corp.	13,872
1,450		Xcel Energy, Inc.	27,898
2,500		Xerox Corp.	19,350
850		Xilinx, Inc.	19,907
1,100		XTO Energy, Inc.	45,452
2,000	@	Yahoo!, Inc.	35,620
800		Yum! Brands, Inc.	27,008
650	@	Zimmer Holdings, Inc.	34,743
			19,700,209
		Total Common Stock
		(Cost $43,056,105)	45,082,964
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Australia: 0.2%
9,380		CFS Retail Property Trust	16,562
9,709		Stockland	34,752
3,962		Westfield Group	48,360
			99,674
		France: 0.0%
32		Mercialys	1,272
138		Unibail	28,739
			30,011
		Hong Kong: 0.0%
9,741		Link Real Estate Investment Trust	21,408
			21,408
		Netherlands: 0.0%
39		Wereldhave NV	3,848
			3,848
		United Kingdom: 0.1%
3,683		British Land Co. PLC	28,040
889		Land Securities Group PLC	8,901
2,131		Liberty International PLC	16,384
			53,325
		United States: 0.4%
1,150		Annaly Capital Management, Inc.	20,861
620		Apartment Investment & Management Co.	9,145
103		AvalonBay Communities, Inc.	7,491
200		Boston Properties, Inc.	13,110
300		BRE Properties, Inc.	9,390

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
300		Camden Property Trust	$12,090
750		Douglas Emmett, Inc.	9,210
650		Equity Residential	19,955
100		Essex Property Trust, Inc.	7,958
200		Federal Realty Investment Trust	12,274
500		HCP, Inc.	14,370
200		Health Care Real Estate Investment Trust, Inc.	8,324
1,950		HRPT Properties Trust	14,664
300		Liberty Property Trust	9,759
300		Mack-Cali Realty Corp.	9,699
300		Plum Creek Timber Co., Inc.	9,192
200		Public Storage, Inc.	15,048
313		Simon Property Group, Inc.	21,732
640		UDR, Inc.	10,074
300		Ventas, Inc.	11,550
205		Vornado Realty Trust	13,204
500		Weingarten Realty Investors	9,960
			269,060
		Total Real Estate Investment Trusts
		(Cost $528,576)	477,326
EXCHANGE-TRADED FUNDS: 28.8%
		Developed Markets: 4.1%
49,000		iShares MSCI EAFE Index Fund	2,680,300
			2,680,300
		Emerging Markets: 1.3%
21,600		iShares MSCI Emerging Markets Index Fund	840,456
			840,456
		United States: 23.4%
115,500		iShares Barclays Aggregate Bond Fund	12,118,260
28,700		iShares S&P 500 Index Fund	3,040,478
			15,158,738
		Total Exchange-Traded Funds
		(Cost $17,377,118)	18,679,494
PREFERRED STOCK: 0.9%
		Australia: 0.1%
226	@	Insurance Australia Group	19,938
			19,938
		Brazil: 0.7%
2,100		Banco Bradesco S.A.	41,903
3,300		Banco Itau Holding Financeira SA	66,685
200		Cia de Bebidas das Americas	16,482
1,412		CIA Energetica de Minas Gerais	21,360
3,250		Cia Vale do Rio Doce	67,179
1,850		Gerdau SA	24,905
5,261		Investimentos Itau SA	31,834
1,150		Metalurgica Gerdau SA	19,318
6,820		Petroleo Brasileiro SA	134,314
850		Usinas Siderurgicas de Minas Gerais SA	22,483
			446,463
		Germany: 0.1%
304		Fresenius AG	17,691
624		Henkel KGaA - Vorzug	26,830
140		Porsche AG	11,025
221		Volkswagen AG	25,427
			80,973
		Total Preferred Stock
		(Cost $429,902)	547,374
RIGHTS: 0.0%
		Belgium: 0.0%
3,682	I, X	Fortis	—
			—
		France: 0.0%
1,578		BNP Paribas	3,418
			3,418
		Total Rights
		(Cost $-)	3,418
WARRANTS: 0.0%
		Italy: 0.0%
1,047		Unione di Banche Italiane SCPA	125
			125
		Singapore: 0.0%
4,224		Golden Agri-Resources Ltd.	390
			390
		Total Warrants
		(Cost $-)	515
		Total Long-Term Investments
		(Cost $61,391,701)	64,791,091

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.1%
		Money Market: 0.1%
$75,000		ING Institutional Prime Money Market Fund - Class I		$75,000
		Total Short-Term Investments
		(Cost $75,000)		75,000
		Total Investments in Securities
		(Cost $61,466,701)*	100.0%	$64,866,091
		Other Assets and Liabilities - Net	0.0	7,859
		Net Assets	100.0%	$64,873,950

	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid security
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $62,563,493.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,068,250
		Gross Unrealized Depreciation		(3,765,652)
		Net Unrealized Appreciation		$2,302,598

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.0%
Aerospace/Defense	0.9
Agriculture	0.9
Airlines	0.2
Apartments	0.1
Apparel	0.3
Auto Manufacturers	1.1
Auto Parts & Equipment	0.3
Banks	9.0
Beverages	1.3
Biotechnology	0.6
Building Materials	0.4
Chemicals	1.8
Coal	0.3
Commercial Services	1.1
Computers	2.1
Cosmetics/Personal Care	0.8
Distribution/Wholesale	0.5
Diversified	0.2
Diversified Financial Services	1.4
Electric	2.8
Electrical Components & Equipment	0.4
Electronics	0.8
Energy - Alternate Sources	0.1
Engineering & Construction	0.7
Entertainment	0.1
Environmental Control	0.1
Food	2.4
Food Service	0.1
Forest Products & Paper	0.2
Gas	0.3
Hand/Machine Tools	0.1
Healthcare	0.1
Healthcare - Products	1.5
Healthcare - Services	0.5
Holding Companies - Diversified	0.5
Home Builders	0.1
Home Furnishings	0.2
Household Products/Wares	0.4
Housewares	0.0
Insurance	3.0
Internet	0.8
Investment Companies	0.0
Iron/Steel	0.8
Leisure Time	0.1
Lodging	0.2
Machinery - Construction & Mining	0.3
Machinery - Diversified	0.5
Media	1.4
Metal Fabricate/Hardware	0.2
Mining	2.4
Miscellaneous Manufacturing	1.6
Mortgage	0.0
Office Property	0.1
Office/Business Equipment	0.2
Oil & Gas	6.7
Oil & Gas Services	0.9
Packaging & Containers	0.2
Pharmaceuticals	3.8
Pipelines	0.2
Real Estate	0.5
Regional Malls	0.0
Retail	2.7
Savings & Loans	0.1
Semiconductors	1.7
Shipbuilding	0.1
Shopping Centers	0.2
Software	1.4
Storage	0.0
Telecommunications	4.6
Textiles	0.0
Toys/Games/Hobbies	0.2
Transportation	1.3
Water	0.2
Other Long-Term Investments	28.8
Short-Term Investments	0.1
Other Assets and Liabilities - Net	0.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING RussellTM Global Large Cap Index 75% Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs++	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,500,291	$—	$1,500,291
Austria	—	109,174	—	109,174
Barbados	37,395	—	—	37,395
Belgium	—	193,008	—	193,008
Bermuda	133,764	18,842	—	152,606
Brazil	343,812	—	—	343,812
Canada	1,928,084	—	—	1,928,084
Chile	10,644	—	—	10,644
China	4,560	644,742	—	649,302
Czech Republic	—	18,204	—	18,204
Denmark	—	203,579	—	203,579
Finland	—	307,560	—	307,560
France	—	2,109,247	—	2,109,247
Germany	—	1,513,139	—	1,513,139
Greece	—	97,462	—	97,462
Guernsey	22,848	—	—	22,848
Hong Kong	18,270	643,166	—	661,436
Hungary	—	54,816	—	54,816
Indonesia	—	88,983	—	88,983
Ireland	99,263	75,185	—	174,448
Israel	14,175	77,653	—	91,828
Italy	—	745,937	—	745,937
Japan	155,105	3,403,221	—	3,558,326
Luxembourg	14,548	92,168	—	106,716
Malaysia	—	60,437	—	60,437
Mauritius	—	13,833	—	13,833
Mexico	210,747	—	—	210,747
Morocco	—	12,395	—	12,395
Netherlands	202,510	708,454	—	910,964
Norway	—	148,421	—	148,421
Philippines	—	38,677	—	38,677
Poland	—	92,629	—	92,629
Portugal	—	30,997	—	30,997
Russia	—	179,420	—	179,420
Singapore	—	263,101	—	263,101
South Africa	5,711	398,561	—	404,272
South Korea	—	701,652	—	701,652
Spain	—	972,821	—	972,821
Sweden	—	515,840	—	515,840
Switzerland	52,329	1,577,829	—	1,630,158
Taiwan	—	563,161	—	563,161
Thailand	—	70,942	—	70,942
Turkey	—	110,802	—	110,802
United Kingdom	18,343	3,754,298	—	3,772,641
United States	19,700,209	—	—	19,700,209
Total Common Stock	22,972,317	22,110,647	—	45,082,964
Real Estate Investment Trusts	269,060	208,266	—	477,326
Exchange-Traded Funds	18,679,494	—	—	18,679,494
Mutual Funds	—	—	—	—
Preferred Stock	153,182	394,192	—	547,374
Equity-Linked Securities	—	—	—	—
Rights	3,418	—	—	3,418
Warrants	390	125	—	515
Positions In Purchased Options	—	—	—	—
Convertible Bonds	—	—	—	—
Corporate Bonds/Notes	—	—	—	—
U.S. Government Agency Obligations	—	—	—	—
U.S. Treasury Obligations	—	—	—	—
Asset-Backed Securities	—	—	—	—
Collateralized Mortgage Obligations	—	—	—	—
Municipal Bonds	—	—	—	—
Other Bonds	—	—	—	—
Structured Products	—	—	—	—
Short-Term Investments	75,000	—	—	75,000
Total Investments, at value	$42,152,861	$22,713,230	$—	$64,866,091

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance at 12/31/2009	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 09/30/2009
Asset Table
Investments, at value
Common Stock	$35,711	$—	$—	$—	$(11,343)	$—	$1,237	$(2,033)	$—	$(23,572)	$—
Total Investments, at value	$35,711	$—	$—	$—	$(11,343)	$—	$1,237	$(2,033)	$—	$(23,572)	$—

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $-.0

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

** For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

++ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio			as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Advertising: 0.3%
31,100		Omnicom Group	$1,148,834
			1,148,834
		Aerospace/Defense: 2.4%
5,900	S	Boeing Co.	319,485
3,300		General Dynamics Corp.	213,180
31,650		Lockheed Martin Corp.	2,471,232
3,800		Northrop Grumman Corp.	196,650
30,300		Raytheon Co.	1,453,491
76,640		United Technologies Corp.	4,669,675
			9,323,713
		Agriculture: 3.7%
206,300		Altria Group, Inc.	3,674,203
35,900		Archer-Daniels-Midland Co.	1,048,998
195,700		Philip Morris International, Inc.	9,538,418
			14,261,619
		Apparel: 0.6%
36,000		Nike, Inc.	2,329,200
			2,329,200
		Auto Manufacturers: 0.3%
33,500		Paccar, Inc.	1,263,285
			1,263,285
		Auto Parts & Equipment: 0.2%
32,600		Johnson Controls, Inc.	833,256
			833,256
		Banks: 1.9%
24,400		Bank of New York Mellon Corp.	707,356
12,700		Capital One Financial Corp.	453,771
3,100		Goldman Sachs Group, Inc.	571,485
29,500		Morgan Stanley	910,960
24,100		Northern Trust Corp.	1,401,656
26,300		State Street Corp.	1,383,380
70,200		Wells Fargo & Co.	1,978,236
			7,406,844
		Beverages: 4.9%
181,600		Coca-Cola Co.	9,751,920
155,300		PepsiCo, Inc.	9,109,898
			18,861,818
		Biotechnology: 4.2%
101,000	@	Amgen, Inc.	6,083,230
28,800	@	Biogen Idec, Inc.	1,454,976
45,900	@	Celgene Corp.	2,565,810
27,000	@	Genzyme Corp.	1,531,710
90,500	@	Gilead Sciences, Inc.	4,215,490
			15,851,216
		Chemicals: 2.4%
7,270		Air Products & Chemicals, Inc.	564,007
29,900	S	EI Du Pont de Nemours & Co.	960,986
54,445		Monsanto Co.	4,214,043
15,800		Mosaic Co.	759,506
30,740		Praxair, Inc.	2,511,151
			9,009,693
		Coal: 0.3%
26,700		Peabody Energy Corp.	993,774
			993,774
		Commercial Services: 2.1%
49,900		Automatic Data Processing, Inc.	1,961,070
8,585		Mastercard, Inc.	1,735,458
44,825		Visa, Inc.	3,097,856
69,900		Western Union Co.	1,322,508
			8,116,892
		Computers: 11.5%
89,055	@	Apple, Inc.	16,508,125
170,900	@	Dell, Inc.	2,607,934
20,900	@	EMC Corp.	356,136
184,700		Hewlett-Packard Co.	8,719,687
131,760		International Business Machines Corp.	15,759,814
			43,951,696
		Cosmetics/Personal Care: 3.9%
49,850		Colgate-Palmolive Co.	3,802,558
190,500		Procter & Gamble Co.	11,033,760
			14,836,318
		Diversified Financial Services: 0.9%
18,554		American Express Co.	628,981
740		Blackrock, Inc.	160,447
94,700		Charles Schwab Corp.	1,813,505
387		CME Group, Inc.	119,270

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio			as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
6,720		Franklin Resources, Inc.	$676,032
			3,398,235
		Electric: 0.2%
5,700		Exelon Corp.	282,834
5,400		FPL Group, Inc.	298,242
			581,076
		Electrical Components & Equipment: 0.8%
74,900		Emerson Electric Co.	3,001,992
			3,001,992
		Electronics: 0.0%
3,400	@	Thermo Electron Corp.	148,478
			148,478
		Energy - Alternate Sources: 0.2%
5,122	@, L	First Solar, Inc.	782,949
			782,949
		Environmental Control: 0.4%
44,100		Waste Management, Inc.	1,315,062
			1,315,062
		Food: 1.2%
13,450		General Mills, Inc.	865,911
25,400		Kellogg Co.	1,250,442
54,800		Kroger Co.	1,131,072
58,800		Sysco Corp.	1,461,180
			4,708,605
		Healthcare - Products: 6.7%
60,400		Baxter International, Inc.	3,443,404
23,970		Becton Dickinson & Co.	1,671,908
53,500	@, S	Boston Scientific Corp.	566,565
212,800		Johnson & Johnson	12,957,392
111,700		Medtronic, Inc.	4,110,560
34,600	@	St. Jude Medical, Inc.	1,349,746
33,800		Stryker Corp.	1,535,534
			25,635,109
		Healthcare - Services: 0.1%
9,500		Aetna, Inc.	264,385
3,400	@	WellPoint, Inc.	161,024
			425,409
		Household Products/Wares: 0.6%
35,900		Kimberly-Clark Corp.	2,117,382
			2,117,382
		Insurance: 0.8%
46,600		Aflac, Inc.	1,991,684
21,900		Prudential Financial, Inc.	1,093,029
			3,084,713
		Internet: 4.9%
32,831	@	Amazon.com, Inc.	3,065,102
26,001	@	eBay, Inc.	613,884
23,897	@	Google, Inc. - Class A	11,849,327
81,900	@	Symantec Corp.	1,348,893
110,844	@	Yahoo!, Inc.	1,974,132
			18,851,338
		Leisure Time: 0.2%
19,900		Carnival Corp.	662,272
			662,272
		Machinery - Construction & Mining: 0.4%
30,000		Caterpillar, Inc.	1,539,900
			1,539,900
		Machinery - Diversified: 0.1%
10,500		Deere & Co.	450,660
			450,660
		Media: 0.4%
21,500		Comcast Corp. – Class A	363,135
45,900	@, L	DIRECTV Group, Inc.	1,265,922
			1,629,057
		Mining: 1.3%
45,000		Alcoa, Inc.	590,400
24,900		Freeport-McMoRan Copper & Gold, Inc.	1,708,389
47,800		Newmont Mining Corp.	2,104,156
12,900	L	Southern Copper Corp.	395,901
			4,798,846
		Miscellaneous Manufacturing: 2.3%
69,300		3M Co.	5,114,340
16,070		Danaher Corp.	1,081,832
74,200		Honeywell International, Inc.	2,756,530
			8,952,702
		Oil & Gas: 2.6%
125,670		ExxonMobil Corp.	8,622,219
34,337	@	Southwestern Energy Co.	1,465,503
			10,087,722
		Oil & Gas Services: 0.9%
54,200		Schlumberger Ltd.	3,230,320
			3,230,320

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio			as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 6.7%
154,250		Abbott Laboratories	$7,630,748
30,429		Allergan, Inc.	1,727,150
109,400		Bristol-Myers Squibb Co.	2,463,688
53,000		Eli Lilly & Co.	1,750,590
24,700	@	Express Scripts, Inc.	1,916,226
13,300		McKesson Corp.	792,015
48,100	@	Medco Health Solutions, Inc.	2,660,411
38,400		Merck & Co., Inc.	1,214,592
137,700		Schering-Plough Corp.	3,890,025
29,800		Wyeth	1,447,684
			25,493,129
		Retail: 10.0%
33,600		Best Buy Co., Inc.	1,260,672
43,250		Costco Wholesale Corp.	2,441,895
44,300		CVS Caremark Corp.	1,583,282
42,600		Gap, Inc.	911,640
11,400		Home Depot, Inc.	303,696
28,500	@	Kohl’s Corp.	1,625,925
46,200		Lowe’s Cos., Inc.	967,428
110,040		McDonald’s Corp.	6,279,983
71,300		Staples, Inc.	1,655,586
73,344	@	Starbucks Corp.	1,514,554
75,100		Target Corp.	3,505,668
99,000		Walgreen Co.	3,709,530
220,500		Wal-Mart Stores, Inc.	10,824,345
46,100		Yum! Brands, Inc.	1,556,336
			38,140,540
		Semiconductors: 2.9%
49,000	@	Broadcom Corp.	1,503,810
343,700		Intel Corp.	6,726,209
127,100		Texas Instruments, Inc.	3,010,999
			11,241,018
		Software: 7.9%
32,400	@	Activision Blizzard, Inc.	401,436
52,200	@	Adobe Systems, Inc.	1,724,688
768,850		Microsoft Corp.	19,905,527
381,400		Oracle Corp.	7,948,376
5,231	@, L	VMware, Inc.	210,129
			30,190,156
		Telecommunications: 6.8%
39,600	@	American Tower Corp.	1,441,440
575,523	@	Cisco Systems, Inc.	13,547,808
132,400		Corning, Inc.	2,027,044
52,200	@	Juniper Networks, Inc.	1,410,444
14,700		Motorola, Inc.	126,273
165,097		Qualcomm, Inc.	7,426,063
			25,979,072
		Transportation: 1.5%
4,800		Norfolk Southern Corp.	206,928
26,700		Union Pacific Corp.	1,557,945
69,000		United Parcel Service, Inc. - Class B	3,896,430
			5,661,303
		Total Common Stock
		(Cost $339,640,882)	380,295,203
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Regional Malls: 0.2%
10,077		Simon Property Group, Inc.	699,646
		Total Real Estate Investment Trusts
		(Cost $475,222)	699,646
		Total Long-Term Investments
		(Cost $340,116,104)	380,994,849
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.3%
1,095,000	S	ING Institutional Prime Money Market Fund - Class I	1,095,000
		Total Mutual Fund
		(Cost $1,095,000)	1,095,000

Principal Amount		Value
	Securities Lending Collateral(CC): 0.6%
$1,448,000	Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	$1,448,000
1,230,638	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)	984,510
	Total Securities Lending Collateral
	(Cost $2,678,639)	2,432,510
	Total Short-Term Investments
	(Cost $3,773,639)	3,527,510

		PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio		as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
	Total Investments in Securities
	(Cost $343,889,743)*	100.6%	$384,522,359
	Other Assets and Liabilities - Net	(0.6)	(2,280,693)
	Net Assets	100.0%	$382,241,666

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
*	Cost for federal income tax purposes is $344,031,485.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$46,448,298
	Gross Unrealized Depreciation	(5,957,424)
	Net Unrealized Appreciation	$40,490,874

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$380,295,203	$—	$—	$380,295,203
Real Estate Investment Trusts	699,646	—	—	699,646
Short-Term Investments	2,543,000	984,510	—	3,527,510
Total Investments, at value	$383,537,849	$984,510	$—	$384,522,359
Other Financial Instruments++ :
Futures	52,009	—	—	52,009
Total Assets	$383,589,858	$984,510	$—	$384,574,368

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Russell Large Cap Growth Index Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	33	12/18/09	$52,009
			$52,009

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$52,009
Total	$52,009

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio			as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.5%
		Advertising: 0.1%
83,050		Omnicom Group	$3,067,867
			3,067,867
		Aerospace/Defense: 2.2%
194,100		Boeing Co.	10,510,515
92,450		General Dynamics Corp.	5,972,270
85,050		Lockheed Martin Corp.	6,640,704
86,550		Northrop Grumman Corp.	4,478,963
105,350		Raytheon Co.	5,053,640
223,600		United Technologies Corp.	13,623,948
			46,280,040
		Agriculture: 2.0%
552,550		Altria Group, Inc.	9,840,916
171,650		Archer-Daniels-Midland Co.	5,015,613
524,300		Philip Morris International, Inc.	25,554,382
44,950		Reynolds American, Inc.	2,001,174
			42,412,085
		Apparel: 0.3%
96,500		Nike, Inc.	6,243,550
			6,243,550
		Auto Manufacturers: 0.5%
835,300	@	Ford Motor Co.	6,022,513
97,050		Paccar, Inc.	3,659,756
			9,682,269
		Auto Parts & Equipment: 0.2%
158,900		Johnson Controls, Inc.	4,061,484
			4,061,484
		Banks: 10.4%
2,303,843		Bank of America Corp.	38,981,024
319,450		Bank of New York Mellon Corp.	9,260,856
172,800		BB&T Corp.	4,707,072
120,800		Capital One Financial Corp.	4,316,184
4,206,250		Citigroup, Inc.	20,358,250
134,500		Goldman Sachs Group, Inc.	24,795,075
1,004,785		JPMorgan Chase & Co.	44,029,679
359,950		Morgan Stanley	11,115,256
64,400		Northern Trust Corp.	3,745,504
122,950		PNC Financial Services Group, Inc.	5,974,141
131,950		State Street Corp.	6,940,570
507,200		US Bancorp.	11,087,392
1,271,171		Wells Fargo & Co.	35,821,599
			221,132,602
		Beverages: 2.7%
618,750		Coca-Cola Co.	33,226,875
416,100		PepsiCo, Inc.	24,408,426
			57,635,301
		Biotechnology: 2.0%
270,600	@	Amgen, Inc.	16,298,238
77,200	@	Biogen Idec, Inc.	3,900,144
122,950	@	Celgene Corp.	6,872,905
72,150	@	Genzyme Corp.	4,093,070
242,300	@	Gilead Sciences, Inc.	11,286,334
			42,450,691
		Chemicals: 1.9%
56,000		Air Products & Chemicals, Inc.	4,344,480
297,300		Dow Chemical Co.	7,750,611
241,450		EI Du Pont de Nemours & Co.	7,760,203
145,900		Monsanto Co.	11,292,660
42,400		Mosaic Co.	2,038,168
82,100		Praxair, Inc.	6,706,749
			39,892,871
		Coal: 0.1%
71,550		Peabody Energy Corp.	2,663,091
			2,663,091
		Commercial Services: 1.0%
134,000		Automatic Data Processing, Inc.	5,266,200
22,750		Mastercard, Inc.	4,598,913
120,050		Visa, Inc.	8,296,656
187,500		Western Union Co.	3,547,500
			21,709,269
		Computers: 6.3%
238,500	@	Apple, Inc.	44,210,745
457,800	@	Dell, Inc.	6,986,028
538,350	@	EMC Corp.	9,173,484
639,200		Hewlett-Packard Co.	30,176,632
353,350		International Business Machines Corp.	42,264,194
			132,811,083
		Cosmetics/Personal Care: 2.6%
133,550		Colgate-Palmolive Co.	10,187,194
778,932		Procter & Gamble Co.	45,115,741
			55,302,935

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio			as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 1.2%
271,200		American Express Co.	$9,193,680
5,350		Blackrock, Inc.	1,159,987
253,700		Charles Schwab Corp.	4,858,355
17,700		CME Group, Inc.	5,454,963
40,350		Franklin Resources, Inc.	4,059,210
			24,726,195
		Electric: 2.5%
127,500		American Electric Power Co., Inc.	3,951,225
157,650		Dominion Resources, Inc.	5,438,925
344,050		Duke Energy Corp.	5,415,347
52,400		Entergy Corp.	4,184,664
176,100		Exelon Corp.	8,738,082
81,500		FirstEnergy Corp.	3,726,180
109,750		FPL Group, Inc.	6,061,493
98,500		Pacific Gas & Electric Co.	3,988,265
135,250		Public Service Enterprise Group, Inc.	4,252,260
209,150		Southern Co.	6,623,781
			52,380,222
		Electrical Components & Equipment: 0.4%
200,800		Emerson Electric Co.	8,048,064
			8,048,064
		Electronics: 0.2%
111,700	@	Thermo Electron Corp.	4,877,939
			4,877,939
		Energy - Alternate Sources: 0.1%
13,700	@, L	First Solar, Inc.	2,094,182
			2,094,182
		Environmental Control: 0.2%
131,500		Waste Management, Inc.	3,921,330
			3,921,330
		Food: 1.3%
87,900		General Mills, Inc.	5,659,002
67,900		Kellogg Co.	3,342,717
393,550		Kraft Foods, Inc.	10,338,559
174,350		Kroger Co.	3,598,584
157,550		Sysco Corp.	3,915,118
			26,853,980
		Healthcare - Products: 4.0%
161,700		Baxter International, Inc.	9,218,517
64,000		Becton Dickinson & Co.	4,464,000
402,650	@	Boston Scientific Corp.	4,264,064
48,175	@	CareFusion Corp.	1,050,215
736,400		Johnson & Johnson	44,839,396
299,200		Medtronic, Inc.	11,010,560
92,600	@	St. Jude Medical, Inc.	3,612,326
90,450		Stryker Corp.	4,109,144
57,550	@	Zimmer Holdings, Inc.	3,076,048
			85,644,270
		Healthcare - Services: 0.8%
119,350		Aetna, Inc.	3,321,511
317,850		UnitedHealth Group, Inc.	7,958,964
129,500	@	WellPoint, Inc.	6,133,120
			17,413,595
		Household Products/Wares: 0.3%
110,800		Kimberly-Clark Corp.	6,534,984
			6,534,984
		Insurance: 1.7%
124,900		Aflac, Inc.	5,338,226
143,300		Allstate Corp.	4,387,846
94,150		Chubb Corp.	4,746,102
87,567		Loews Corp.	2,999,170
154,200		Metlife, Inc.	5,870,394
113,250		Prudential Financial, Inc.	5,652,308
156,500		Travelers Cos., Inc.	7,704,495
			36,698,541
		Internet: 2.7%
87,800	@	Amazon.com, Inc.	8,197,008
298,800	@	eBay, Inc.	7,054,668
64,000	@	Google, Inc. - Class A	31,734,400
219,500	@	Symantec Corp.	3,615,165
317,450	@	Yahoo!, Inc.	5,653,785
			56,255,026
		Investment Companies: 0.0%
8	@	Teton Advisors, Inc.	22
			22
		Iron/Steel: 0.2%
83,900		Nucor Corp.	3,944,139
			3,944,139
		Leisure Time: 0.2%
117,100		Carnival Corp.	3,897,088
			3,897,088
		Machinery - Construction & Mining: 0.4%
160,850		Caterpillar, Inc.	8,256,431
			8,256,431

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio			as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.2%
113,000		Deere & Co.	$4,849,960
			4,849,960
		Media: 2.8%
768,350		Comcast Corp. – Class A	12,977,432
122,850	@, L	DIRECTV Group, Inc.	3,388,203
138,500	@	Liberty Media Corp. - Entertainment	4,308,735
608,350		News Corp. - Class A	7,294,117
94,193	@	Time Warner Cable, Inc.	4,058,776
319,783		Time Warner, Inc.	9,203,355
145,050	@	Viacom - Class B	4,067,202
496,300		Walt Disney Co.	13,628,398
			58,926,218
		Mining: 0.9%
260,550		Alcoa, Inc.	3,418,416
110,050		Freeport-McMoRan Copper & Gold, Inc.	7,550,531
127,950		Newmont Mining Corp.	5,632,359
47,000	L	Southern Copper Corp.	1,442,430
			18,043,736
		Miscellaneous Manufacturing: 3.6%
185,600		3M Co.	13,697,280
69,100		Danaher Corp.	4,651,812
2,830,250		General Electric Co.	46,472,685
198,800		Honeywell International, Inc.	7,385,420
119,950		Illinois Tool Works, Inc.	5,123,065
			77,330,262
		Oil & Gas: 10.4%
133,500		Anadarko Petroleum Corp.	8,374,455
89,550		Apache Corp.	8,223,377
167,300		Chesapeake Energy Corp.	4,751,320
535,694		Chevron Corp.	37,728,928
396,000	S	ConocoPhillips	17,883,360
118,600		Devon Energy Corp.	7,985,338
66,850		EOG Resources, Inc.	5,582,644
1,304,300		ExxonMobil Corp.	89,488,023
77,650		Hess Corp.	4,151,169
189,150		Marathon Oil Corp.	6,033,885
216,750		Occidental Petroleum Corp.	16,993,200
91,900	@	Southwestern Energy Co.	3,922,292
138,100		Valero Energy Corp.	2,677,759
154,900		XTO Energy, Inc.	6,400,468
			220,196,218
		Oil & Gas Services: 1.6%
82,900		Baker Hughes, Inc.	3,536,514
239,650		Halliburton Co.	6,499,308
111,650	@	National Oilwell Varco, Inc.	4,815,465
319,850		Schlumberger Ltd.	19,063,060
			33,914,347
		Pharmaceuticals: 6.7%
413,000		Abbott Laboratories	20,431,110
81,400		Allergan, Inc.	4,620,264
529,400		Bristol-Myers Squibb Co.	11,922,088
96,250		Cardinal Health, Inc.	2,579,500
270,800		Eli Lilly & Co.	8,944,524
66,300	@	Express Scripts, Inc.	5,143,554
72,550		McKesson Corp.	4,320,353
128,950	@	Medco Health Solutions, Inc.	7,132,225
563,500		Merck & Co., Inc.	17,823,505
1,803,450		Pfizer, Inc.	29,847,098
436,200		Schering-Plough Corp.	12,322,650
356,450		Wyeth	17,316,341
			142,403,212
		Pipelines: 0.1%
155,100		Williams Cos., Inc.	2,771,637
			2,771,637
		Retail: 6.1%
89,650		Best Buy Co., Inc.	3,363,668
116,050		Costco Wholesale Corp.	6,552,183
389,150		CVS Caremark Corp.	13,908,221
129,000		Gap, Inc.	2,760,600
453,400		Home Depot, Inc.	12,078,576
81,500	@	Kohl’s Corp.	4,649,575
394,050		Lowe’s Cos., Inc.	8,251,407
294,800		McDonald’s Corp.	16,824,236
191,250		Staples, Inc.	4,440,825
196,700	@	Starbucks Corp.	4,061,855
200,900		Target Corp.	9,378,012
265,050		Walgreen Co.	9,931,424
590,850		Wal-Mart Stores, Inc.	29,004,827
123,300		Yum! Brands, Inc.	4,162,608
			129,368,017

			PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio			as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Semiconductors: 2.2%
355,300		Applied Materials, Inc.	$4,761,020
131,300	@	Broadcom Corp.	4,029,597
1,492,800		Intel Corp.	29,214,096
340,400		Texas Instruments, Inc.	8,064,076
			46,068,789
		Software: 3.8%
149,200	@	Activision Blizzard, Inc.	1,848,588
139,950	@	Adobe Systems, Inc.	4,623,948
2,059,980		Microsoft Corp.	53,332,882
1,021,445		Oracle Corp.	21,286,914
13,700	@	VMware, Inc.	550,329
			81,642,661
		Telecommunications: 6.8%
106,300	@	American Tower Corp.	3,869,320
1,576,900		AT&T, Inc.	42,592,069
1,541,600	@	Cisco Systems, Inc.	36,289,264
415,250		Corning, Inc.	6,357,478
139,800	@	Juniper Networks, Inc.	3,777,396
612,800		Motorola, Inc.	5,263,952
442,300		Qualcomm, Inc.	19,894,654
747,487	@	Sprint Nextel Corp.	2,952,574
759,250		Verizon Communications, Inc.	22,982,498
			143,979,205
		Transportation: 1.8%
70,150		Burlington Northern Santa Fe Corp.	5,600,075
104,650		CSX Corp.	4,380,649
83,250		FedEx Corp.	6,262,065
98,100		Norfolk Southern Corp.	4,229,091
134,650		Union Pacific Corp.	7,856,828
184,850		United Parcel Service, Inc. - Class B	10,438,480
			38,767,188
		Total Common Stock
		(Cost $2,036,337,354)	2,025,152,596
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Regional Malls: 0.2%
63,940		Simon Property Group, Inc.	4,439,354
		Total Real Estate Investment Trusts
		(Cost $4,067,883)	4,439,354
		Total Long-Term Investments
		(Cost $2,040,405,237)	2,029,591,950
SHORT-TERM INVESTMENTS: 4.4%
		Affiliated Mutual Fund: 4.1%
87,224,000	S	ING Institutional Prime Money Market Fund - Class I	87,224,000
		Total Mutual Fund
		(Cost $87,224,000)	87,224,000

Principal Amount			Value
	Securities Lending Collateral(CC): 0.3%
$5,893,002	Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$5,893,002
522,936	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		418,349
	Total Securities Lending Collateral
	(Cost $6,415,938)		6,311,351
	Total Short-Term Investments
	(Cost $93,639,938)		93,535,351
	Total Investments in Securities
	(Cost $2,134,045,175)*	100.1%	$2,123,127,301
	Other Assets and Liabilities - Net	(0.1)	(2,460,452)
	Net Assets	100.0%	$2,120,666,849

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
*	Cost for federal income tax purposes is $2,157,784,942.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$117,322,556
	Gross Unrealized Depreciation	(151,980,197)
	Net Unrealized Depreciation	$(34,657,641)

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Advertising	$3,067,867	$—	$—	$3,067,867
Aerospace/Defense	46,280,040	—	—	46,280,040
Agriculture	42,412,085	—	—	42,412,085
Apparel	6,243,550	—	—	6,243,550
Auto Manufacturers	9,682,269	—	—	9,682,269
Auto Parts & Equipment	4,061,484	—	—	4,061,484
Banks	221,132,602	—	—	221,132,602
Beverages	57,635,301	—	—	57,635,301
Biotechnology	42,450,691	—	—	42,450,691
Chemicals	39,892,871	—	—	39,892,871
Coal	2,663,091	—	—	2,663,091
Commercial Services	21,709,269	—	—	21,709,269
Computers	132,811,083	—	—	132,811,083
Cosmetics/Personal Care	55,302,935	—	—	55,302,935
Diversified Financial Services	24,726,195	—	—	24,726,195
Electric	52,380,222	—	—	52,380,222
Electrical Components & Equipment	8,048,064	—	—	8,048,064
Electronics	4,877,939	—	—	4,877,939
Energy - Alternate Sources	2,094,182	—	—	2,094,182
Environmental Control	3,921,330	—	—	3,921,330
Food	26,853,980	—	—	26,853,980
Healthcare - Products	85,644,270	—	—	85,644,270
Healthcare - Services	17,413,595	—	—	17,413,595
Household Products/Wares	6,534,984	—	—	6,534,984
Insurance	36,698,541	—	—	36,698,541
Internet	56,255,026	—	—	56,255,026
Investment Companies	—	22	—	22
Iron/Steel	3,944,139	—	—	3,944,139
Leisure Time	3,897,088	—	—	3,897,088
Machinery - Construction & Mining	8,256,431	—	—	8,256,431
Machinery - Diversified	4,849,960	—	—	4,849,960
Media	58,926,218	—	—	58,926,218
Mining	18,043,736	—	—	18,043,736
Miscellaneous Manufacturing	77,330,262	—	—	77,330,262
Oil & Gas	220,196,218	—	—	220,196,218
Oil & Gas Services	33,914,347	—	—	33,914,347
Pharmaceuticals	142,403,212	—	—	142,403,212
Pipelines	2,771,637	—	—	2,771,637
Retail	129,368,017	—	—	129,368,017
Semiconductors	46,068,789	—	—	46,068,789
Software	81,642,661	—	—	81,642,661
Telecommunications	143,979,205	—	—	143,979,205
Transportation	38,767,188	—	—	38,767,188
Total Common Stock	2,025,152,574	22	—	2,025,152,596
Real Estate Investment Trusts	4,439,354	—	—	4,439,354
Short-Term Investments	93,117,002	418,349	—	93,535,351
Total Investments, at value	$2,122,708,930	$418,371	$—	$2,123,127,301
Other Financial Instruments++ :
Futures	1,417,634	—	—	1,417,634
Total Assets	$2,136,885,564	$418,371	$—	$2,137,303,935

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Russell Large Cap Index Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
S&P 500	351	12/17/09	$1,417,634
			$1,417,634

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$1,417,634
Total	$1,417,634

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Aerospace/Defense: 2.1%
30,000		Boeing Co.	$1,624,500
14,100		General Dynamics Corp.	910,860
12,900		Northrop Grumman Corp.	667,575
4,100		Raytheon Co.	196,677
3,085		United Technologies Corp.	187,969
			3,587,581
		Agriculture: 0.4%
12,700		Archer-Daniels-Midland Co.	371,094
7,600		Reynolds American, Inc.	338,352
			709,446
		Auto Manufacturers: 0.6%
140,800	@	Ford Motor Co.	1,015,168
1,300		Paccar, Inc.	49,023
			1,064,191
		Auto Parts & Equipment: 0.2%
12,135		Johnson Controls, Inc.	310,171
			310,171
		Banks: 19.6%
388,243		Bank of America Corp.	6,569,072
42,800		Bank of New York Mellon Corp.	1,240,772
29,240		BB&T Corp.	796,498
14,700		Capital One Financial Corp.	525,231
661,300		Citigroup, Inc.	3,200,692
21,350		Goldman Sachs Group, Inc.	3,935,873
169,500		JPMorgan Chase & Co.	7,427,490
46,665		Morgan Stanley	1,441,015
20,800		PNC Financial Services Group, Inc.	1,010,672
10,420		State Street Corp.	548,092
85,460		US Bancorp.	1,868,156
182,596		Wells Fargo & Co.	5,145,555
			33,709,118
		Beverages: 0.7%
22,295		Coca-Cola Co.	1,197,242
			1,197,242
		Chemicals: 1.5%
6,200		Air Products & Chemicals, Inc.	480,996
50,160		Dow Chemical Co.	1,307,671
27,260		EI Du Pont de Nemours & Co.	876,136
			2,664,803
		Computers: 1.5%
81,300	@	EMC Corp.	1,385,352
24,430		Hewlett-Packard Co.	1,153,340
			2,538,692
		Cosmetics/Personal Care: 1.5%
45,285		Procter & Gamble Co.	2,622,907
			2,622,907
		Diversified Financial Services: 1.5%
37,300		American Express Co.	1,264,470
600		Blackrock, Inc.	130,092
2,800		CME Group, Inc.	862,932
3,700		Franklin Resources, Inc.	372,220
			2,629,714
		Electric: 5.0%
21,540		American Electric Power Co., Inc.	667,525
26,600		Dominion Resources, Inc.	917,700
58,100		Duke Energy Corp.	914,494
8,800		Entergy Corp.	702,768
27,015		Exelon Corp.	1,340,484
13,800		FirstEnergy Corp.	630,936
16,100		FPL Group, Inc.	889,203
16,540		Pacific Gas & Electric Co.	669,705
22,760		Public Service Enterprise Group, Inc.	715,574
35,300		Southern Co.	1,117,951
			8,566,340
		Electronics: 0.4%
17,300	@	Thermo Electron Corp.	755,491
			755,491
		Environmental Control: 0.0%
2,200		Waste Management, Inc.	65,604
			65,604
		Food: 1.4%
8,630		General Mills, Inc.	555,599
66,400		Kraft Foods, Inc.	1,744,328
4,600		Kroger Co.	94,944
			2,394,871

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products: 1.7%
43,700	@	Boston Scientific Corp.	$462,783
8,090	@	CareFusion Corp.	176,362
28,100		Johnson & Johnson	1,711,009
9,700	@	Zimmer Holdings, Inc.	518,465
			2,868,619
		Healthcare - Services: 1.6%
15,780		Aetna, Inc.	439,157
53,700		UnitedHealth Group, Inc.	1,344,648
20,270	@	WellPoint, Inc.	959,987
			2,743,792
		Household Products/Wares: 0.1%
2,400		Kimberly-Clark Corp.	141,552
			141,552
		Insurance: 2.8%
24,100		Allstate Corp.	737,942
15,800		Chubb Corp.	796,478
14,700		Loews Corp.	503,475
26,000		Metlife, Inc.	989,820
9,230		Prudential Financial, Inc.	460,669
26,395		Travelers Cos., Inc.	1,299,426
			4,787,810
		Internet: 0.6%
38,600	@	eBay, Inc.	911,346
3,500	@	Yahoo!, Inc.	62,335
			973,681
		Iron/Steel: 0.4%
14,200		Nucor Corp.	667,542
			667,542
		Leisure Time: 0.2%
10,800		Carnival Corp.	359,424
			359,424
		Machinery - Construction & Mining: 0.4%
13,600		Caterpillar, Inc.	698,088
			698,088
		Machinery - Diversified: 0.3%
14,300		Deere & Co.	613,756
			613,756
		Media: 5.4%
119,900		Comcast Corp. – Class A	2,025,111
23,400	@	Liberty Media Corp. - Entertainment	727,974
102,600		News Corp. - Class A	1,230,174
15,826	@	Time Warner Cable, Inc.	681,942
53,848		Time Warner, Inc.	1,549,745
24,500	@	Viacom - Class B	686,980
83,655		Walt Disney Co.	2,297,166
			9,199,092
		Mining: 0.5%
23,600	S	Alcoa, Inc.	309,632
7,365		Freeport-McMoRan Copper & Gold, Inc.	505,313
2,100		Southern Copper Corp.	64,449
			879,394
		Miscellaneous Manufacturing: 5.2%
4,400		Danaher Corp.	296,208
477,305		General Electric Co.	7,837,349
20,200		Illinois Tool Works, Inc.	862,742
			8,996,299
		Oil & Gas: 19.0%
22,485		Anadarko Petroleum Corp.	1,410,484
15,110		Apache Corp.	1,387,551
28,300		Chesapeake Energy Corp.	803,720
90,285		Chevron Corp.	6,358,773
66,800		ConocoPhillips	3,016,688
20,060		Devon Energy Corp.	1,350,640
11,200		EOG Resources, Inc.	935,312
163,210		ExxonMobil Corp.	11,197,838
13,040		Hess Corp.	697,118
32,000		Marathon Oil Corp.	1,020,800
36,530		Occidental Petroleum Corp.	2,863,952
23,300		Valero Energy Corp.	451,787
26,100		XTO Energy, Inc.	1,078,452
			32,573,115
		Oil & Gas Services: 2.5%
13,200		Baker Hughes, Inc.	563,112
40,445		Halliburton Co.	1,096,868
18,900	@	National Oilwell Varco, Inc.	815,157
29,445		Schlumberger Ltd.	1,754,922
			4,230,059
		Pharmaceuticals: 7.3%
39,900		Bristol-Myers Squibb Co.	898,548
16,180		Cardinal Health, Inc.	433,624
21,700		Eli Lilly & Co.	716,751
6,260		McKesson Corp.	372,783
77,745		Merck & Co., Inc.	2,459,074

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals (continued)
304,125		Pfizer, Inc.		$5,033,269
11,375		Schering-Plough Corp.		321,344
46,700		Wyeth		2,268,686
				12,504,079
		Pipelines: 0.3%
26,120		Williams Cos., Inc.		466,764
				466,764
		Retail: 2.7%
45,585		CVS Caremark Corp.		1,629,208
2,600		Gap, Inc.		55,640
71,300		Home Depot, Inc.		1,899,432
900	@	Kohl’s Corp.		51,345
45,500		Lowe’s Cos., Inc.		952,770
				4,588,395
		Semiconductors: 1.6%
59,900		Applied Materials, Inc.		802,660
96,400		Intel Corp.		1,886,548
				2,689,208
		Software: 0.1%
10,500	@	Activision Blizzard, Inc.		130,095
				130,095
		Telecommunications: 7.3%
265,900		AT&T, Inc.		7,181,959
10,265		Corning, Inc.		157,157
96,700		Motorola, Inc.		830,653
126,100	@	Sprint Nextel Corp.		498,095
127,995		Verizon Communications, Inc.		3,874,409
				12,542,273
		Transportation: 2.3%
11,800		Burlington Northern Santa Fe Corp.		941,994
17,630		CSX Corp.		737,992
14,000		FedEx Corp.		1,053,080
14,325		Norfolk Southern Corp.		617,551
10,640		Union Pacific Corp.		620,844
				3,971,461
		Total Common Stock
		(Cost $139,266,717)		169,440,669

REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Regional Malls: 0.3%
6,142		Simon Property Group, Inc.		426,439

		Total Real Estate Investment Trusts
		(Cost $305,680)		426,439

		Total Long-Term Investments
		(Cost $139,572,397)		169,867,108

SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 1.3%
2,222,000	S	ING Institutional Prime Money Market Fund - Class I		2,222,000
		Total Short-Term Investments
		(Cost $2,222,000)		2,222,000
		Total Investments in Securities
		(Cost $141,794,397)*	100.3%	$172,089,108
		Other Assets and Liabilities - Net	(0.3)	(471,784)
		Net Assets	100.0%	$171,617,324

	@	Non-income producing security
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $150,412,328.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$31,233,439
		Gross Unrealized Depreciation		(9,556,659)
		Net Unrealized Appreciation		$21,676,780

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$169,440,669	$—	$—	$169,440,669
Real Estate Investment Trusts	426,439	—	—	426,439
Short-Term Investments	2,222,000	—	—	2,222,000
Total Investments, at value	$172,089,108	$—	$—	$172,089,108
Other Financial Instruments++ :
Futures	37,710	—	—	37,710
Total Assets	$172,126,818	$—	$—	$172,126,818

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Russell Large Cap Value Index Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
S&P 500	8	12/17/09	$37,710
			$37,710

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$37,710
Total	$37,710

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Aerospace/Defense: 1.5%
8,300	@	Alliant Techsystems, Inc.	$646,155
11,700	@	BE Aerospace, Inc.	235,638
31,100		Goodrich Corp.	1,689,974
39,800		Rockwell Collins, Inc.	2,021,840
8,500	@	Spirit Aerosystems Holdings, Inc.	153,510
9,900	@	TransDigm Group, Inc.	493,119
			5,240,236
		Agriculture: 0.8%
37,300		Lorillard, Inc.	2,771,390
			2,771,390
		Airlines: 1.0%
71,500	@	AMR Corp.	568,425
31,075	@	Continental Airlines, Inc.	510,873
7,600	@@	Copa Holdings SA	338,124
193,800	@	Delta Airlines, Inc.	1,736,448
58,100		Southwest Airlines Co.	557,760
			3,711,630
		Apparel: 1.3%
79,800		Coach, Inc.	2,627,016
23,800	@	Hanesbrands, Inc.	509,320
13,000		Polo Ralph Lauren Corp.	996,060
5,000		VF Corp.	362,150
			4,494,546
		Auto Manufacturers: 0.2%
15,800	@	Navistar International Corp.	591,236
			591,236
		Auto Parts & Equipment: 0.6%
27,100		BorgWarner, Inc.	820,046
1,600	@	Federal Mogul Corp.	19,312
60,700	@	Goodyear Tire & Rubber Co.	1,033,721
3,100	@	TRW Automotive Holdings Corp.	51,925
14,200		WABCO Holdings, Inc.	298,200
			2,223,204
		Banks: 0.1%
1,700		BOK Financial Corp.	78,744
9,900		CapitalSource, Inc.	42,966
5,200		Commerce Bancshares, Inc.	193,648
			315,358
		Beverages: 1.3%
18,800		Brown-Forman Corp.	906,536
66,000		Coca-Cola Enterprises, Inc.	1,413,060
7,500	@, L	Green Mountain Coffee Roasters, Inc.	553,800
17,300	@	Hansen Natural Corp.	635,602
1,800		Molson Coors Brewing Co.	87,624
28,300		Pepsi Bottling Group, Inc.	1,031,252
			4,627,874
		Biotechnology: 3.0%
1,800	@	Abraxis Bioscience, Inc.	65,484
21,700	@	Alexion Pharmaceuticals, Inc.	966,518
35,400	@	Amylin Pharmaceuticals, Inc.	484,626
4,800	@	Bio-Rad Laboratories, Inc.	441,024
11,100	@	Charles River Laboratories International, Inc.	410,478
28,900	@, L	Dendreon Corp.	808,911
30,900	@	Illumina, Inc.	1,313,250
38,900	@	Life Technologies Corp.	1,810,795
13,900	@	Millipore Corp.	977,587
24,000	@	Myriad Genetics, Inc.	657,600
14,600	@	OSI Pharmaceuticals, Inc.	515,380
11,600	@	United Therapeutics Corp.	568,284
43,500	@	Vertex Pharmaceuticals, Inc.	1,648,650
			10,668,587
		Building Materials: 0.6%
2,200	@	Armstrong World Industries, Inc.	75,812
11,000		Eagle Materials, Inc.	314,380
11,700		Lennox International, Inc.	422,604
4,300		Martin Marietta Materials, Inc.	395,901
42,500		Masco Corp.	549,100
9,400	@	Owens Corning, Inc.	211,030
			1,968,827
		Chemicals: 3.2%
1,300		Albemarle Corp.	44,980
1,400		Ashland, Inc.	60,508
36,000		Celanese Corp.	900,000
10,100		CF Industries Holdings, Inc.	870,923
59,400		Ecolab, Inc.	2,746,062
15,500		FMC Corp.	871,875

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
18,600		International Flavors & Fragrances, Inc.	$705,498
9,700	@, L	Intrepid Potash, Inc.	228,823
14,800		Lubrizol Corp.	1,057,608
17,000		RPM International, Inc.	314,330
21,300		Sherwin-Williams Co.	1,281,408
30,600		Sigma-Aldrich Corp.	1,651,788
17,200		Terra Industries, Inc.	596,324
300		Valhi, Inc.	3,636
			11,333,763
		Coal: 1.2%
30,010	@	Alpha Natural Resources, Inc.	1,053,351
45,300		Consol Energy, Inc.	2,043,483
17,200		Massey Energy Co.	479,708
13,300		Walter Industries, Inc.	798,798
			4,375,340
		Commercial Services: 6.1%
12,000	L	Aaron Rents, Inc.	316,800
14,600	@, L	Alliance Data Systems Corp.	891,768
33,300	@	Apollo Group, Inc. - Class A	2,453,211
11,500	@	Brink’s Home Security Holdings, Inc.	354,085
16,900	@	Career Education Corp.	412,022
3,200	@	Convergys Corp.	31,808
3,300	@	Corrections Corp. of America	74,745
15,600		DeVry, Inc.	862,992
24,800		Equifax, Inc.	722,672
12,900	@	FTI Consulting, Inc.	549,669
15,700	@, @@	Genpact Ltd.	193,110
20,100		Global Payments, Inc.	938,670
85,300		H&R Block, Inc.	1,567,814
20,900	@	Hewitt Associates, Inc.	761,387
5,900		Hillenbrand, Inc.	120,183
4,300		Interactive Data Corp.	112,703
45,300	@	Iron Mountain, Inc.	1,207,698
9,650	@	ITT Educational Services, Inc.	1,065,457
24,000		Lender Processing Services, Inc.	916,080
18,500	@	Monster Worldwide, Inc.	323,380
47,100	S	Moody’s Corp.	963,666
4,900	@	Morningstar, Inc.	237,944
80,800		Paychex, Inc.	2,347,240
26,300		Pharmaceutical Product Development, Inc.	577,022
38,300		Robert Half International, Inc.	958,266
13,300		RR Donnelley & Sons Co.	282,758
38,600	@	SAIC, Inc.	677,044
30,300		SEI Investments Co.	596,304
3,500		Strayer Education, Inc.	761,880
29,300		Total System Services, Inc.	472,023
800		Weight Watchers International, Inc.	21,952
			21,772,353
		Computers: 4.2%
13,800	@	Affiliated Computer Services, Inc.	747,546
34,200	@	Brocade Communications Systems, Inc.	268,812
66,200	@	Cadence Design Systems, Inc.	485,908
73,300	@	Cognizant Technology Solutions Corp.	2,833,778
14,600		Diebold, Inc.	480,778
8,500	@	DST Systems, Inc.	380,800
12,000	@	IHS, Inc.	613,560
20,200	@	Micros Systems, Inc.	609,838
39,800	@	NCR Corp.	550,036
83,500	@	NetApp, Inc.	2,227,780
27,500	@, L	Sandisk Corp.	596,750
111,200	@	Seagate Technology, Inc.	1,691,352
22,700	@	Synopsys, Inc.	508,934
35,400	@	Teradata Corp.	974,208
50,500	@	Western Digital Corp.	1,844,765
			14,814,845
		Cosmetics/Personal Care: 1.5%
18,200		Alberto-Culver Co.	503,776
107,200		Avon Products, Inc.	3,640,512
27,900		Estee Lauder Cos., Inc.	1,034,532
			5,178,820
		Distribution/Wholesale: 1.0%
33,200	L	Fastenal Co.	1,284,840
35,200	@	LKQ Corp.	652,608
5,600	@	Wesco International, Inc.	161,280
15,500		WW Grainger, Inc.	1,385,080
			3,483,808
		Diversified Financial Services: 3.6%
10,300	@	Affiliated Managers Group, Inc.	669,603
6,800	@	AmeriCredit Corp.	107,372
4,900		Ameriprise Financial, Inc.	178,017
9,400	L	CIT Group, Inc.	11,374
29,300		Eaton Vance Corp.	820,107
20,700		Federated Investors, Inc.	545,859

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
47,800	L	GLG Partners, Inc.	$192,634
5,200	L	Greenhill & Co., Inc.	465,816
18,300	@	IntercontinentalExchange, Inc.	1,778,577
8,400	@	Invesco Ltd.	191,184
900	@	Investment Technology Group, Inc.	25,128
38,700		Janus Capital Group, Inc.	548,766
22,100		Jefferies Group, Inc.	601,783
19,200	@@	Lazard Ltd.	793,152
15,100	@	Nasdaq Stock Market, Inc.	317,855
16,800		NYSE Euronext	485,352
25,400	@	SLM Corp.	221,488
100		Student Loan Corp.	4,640
64,200		T. Rowe Price Group, Inc.	2,933,940
65,600	@	TD Ameritrade Holding Corp.	1,287,072
21,600		Waddell & Reed Financial, Inc.	614,520
			12,794,239
		Electric: 2.4%
134,900	@	AES Corp.	1,999,218
26,000		Allegheny Energy, Inc.	689,520
45,400	@	Calpine Corp.	523,008
38,600		Constellation Energy Group, Inc.	1,249,482
3,700		DPL, Inc.	96,570
4,300		Integrys Energy Group, Inc.	154,327
12,500		ITC Holdings Corp.	568,125
25,200		NV Energy, Inc.	292,068
4,900		Ormat Technologies, Inc.	200,018
94,400		PPL Corp.	2,864,096
			8,636,432
		Electrical Components & Equipment: 0.8%
27,000		Ametek, Inc.	942,570
14,600	@	Energizer Holdings, Inc.	968,564
1,700		Hubbell, Inc.	71,400
2,800		Molex, Inc.	58,464
24,300	@, L	Sunpower Corp. - Class A	726,327
			2,767,325
		Electronics: 3.4%
86,100	@	Agilent Technologies, Inc.	2,396,163
43,000		Amphenol Corp.	1,620,240
12,500	@	Arrow Electronics, Inc.	351,875
12,700	@	Avnet, Inc.	329,819
2,600		AVX Corp.	31,018
13,200	@	Dolby Laboratories, Inc.	504,108
37,700	@	Flir Systems, Inc.	1,054,469
23,100	@@, L	Garmin Ltd.	871,794
34,600		Gentex Corp.	489,590
9,300	@	Itron, Inc.	596,502
23,500		Jabil Circuit, Inc.	315,135
8,400	@, @@	Mettler Toledo International, Inc.	760,956
14,200		National Instruments Corp.	392,346
6,300		PerkinElmer, Inc.	121,212
4,200	@	Thomas & Betts Corp.	126,336
30,000	@	Trimble Navigation Ltd.	717,300
9,900	@	Vishay Intertechnology, Inc.	78,210
24,300	@	Waters Corp.	1,357,398
			12,114,471
		Engineering & Construction: 1.8%
23,670	@	Aecom Technology Corp.	642,404
45,200		Fluor Corp.	2,298,420
31,000	@	Jacobs Engineering Group, Inc.	1,424,450
57,300	@	McDermott International, Inc.	1,447,971
17,000	@	Shaw Group, Inc.	545,530
2,600	@	URS Corp.	113,490
			6,472,265
		Entertainment: 0.5%
61,800		International Game Technology	1,327,464
10,400		Regal Entertainment Group	128,128
16,000	@	Scientific Games Corp.	253,280
1,000	@	Warner Music Group Corp.	5,530
			1,714,402
		Environmental Control: 0.8%
34,700		Nalco Holding Co.	711,003
25,700		Republic Services, Inc.	682,849
21,300	@	Stericycle, Inc.	1,031,985
14,700	@	Waste Connections, Inc.	424,242
			2,850,079
		Food: 2.3%
33,600		Campbell Soup Co.	1,096,032
45,200	@	Dean Foods Co.	804,108
16,000		Flowers Foods, Inc.	420,640
22,600		Hershey Co.	878,236
64,000		HJ Heinz Co.	2,544,000
1,700		Hormel Foods Corp.	60,384
32,700		McCormick & Co., Inc.	1,109,838

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
43,400		Sara Lee Corp.	$483,476
2,300	@	Smithfield Foods, Inc.	31,740
23,100	@	Whole Foods Market, Inc.	704,319
			8,132,773
		Gas: 0.3%
81,700		CenterPoint Energy, Inc.	1,015,531
			1,015,531
		Hand/Machine Tools: 0.0%
4,000		Snap-On, Inc.	139,040
			139,040
		Healthcare - Products: 4.7%
18,200		Beckman Coulter, Inc.	1,254,708
24,900		CR Bard, Inc.	1,957,389
37,300		Densply International, Inc.	1,288,342
14,100	@	Edwards Lifesciences Corp.	985,731
13,000	@	Gen-Probe, Inc.	538,720
22,600	@	Henry Schein, Inc.	1,240,966
6,300		Hill-Rom Holdings, Inc.	137,214
6,300	@	Hologic, Inc.	102,942
40,300	@	Hospira, Inc.	1,797,380
14,800	@, L	Idexx Laboratories, Inc.	740,000
9,500	@	Intuitive Surgical, Inc.	2,491,375
9,300	@	Inverness Medical Innovations, Inc.	360,189
5,400	@	Kinetic Concepts, Inc.	199,692
25,200	@	Patterson Cos., Inc.	686,700
19,000	@	Resmed, Inc.	858,800
9,300		Techne Corp.	581,715
31,500	@	Varian Medical Systems, Inc.	1,327,095
			16,548,958
		Healthcare - Services: 2.6%
4,400		Cigna Corp.	123,596
11,600	@	Community Health Systems, Inc.	370,388
16,000	@	Covance, Inc.	866,400
10,500	@	Coventry Health Care, Inc.	209,580
26,000	@	DaVita, Inc.	1,472,640
62,000	@	Health Management Associates, Inc.	464,380
15,600	@	Humana, Inc.	581,880
27,200	@	Laboratory Corp. of America Holdings	1,787,040
13,900	@	Lincare Holdings, Inc.	434,375
3,700	@	Mednax, Inc.	203,204
39,000		Quest Diagnostics	2,035,410
81,800	@	Tenet Healthcare Corp.	480,984
900		Universal Health Services, Inc.	55,737
			9,085,614
		Holding Companies - Diversified: 0.1%
17,200	@	Leucadia National Corp.	425,184
			425,184
		Home Builders: 0.2%
1,400		KB Home	23,254
3,600		MDC Holdings, Inc.	125,064
300	@	NVR, Inc.	191,211
9,000		Pulte Homes, Inc.	98,910
4,600		Thor Industries, Inc.	142,370
			580,809
		Home Furnishings: 0.1%
8,100		Harman International Industries, Inc.	274,428
			274,428
		Household Products/Wares: 1.0%
5,300		Avery Dennison Corp.	190,853
17,700		Church & Dwight Co., Inc.	1,004,298
31,000		Clorox Co.	1,823,420
11,200		Scotts Miracle-Gro Co.	481,040
			3,499,611
		Housewares: 0.2%
11,200		Newell Rubbermaid, Inc.	175,728
9,000		Toro Co.	357,930
			533,658
		Insurance: 1.9%
11,495		American International Group, Inc.	507,044
23,400		Arthur J. Gallagher & Co.	570,258
10,100	@@	Axis Capital Holdings Ltd.	304,818
21,600		Brown & Brown, Inc.	413,856
3,100	L	CNA Financial Corp.	74,834
4,200	@@	Endurance Specialty Holdings Ltd.	153,174
5,200		Erie Indemnity Co.	194,792
8,700		Fidelity National Title Group, Inc.	131,196
51,400		Genworth Financial, Inc.	614,230
1,000		Hanover Insurance Group, Inc.	41,330
22,700		Lincoln National Corp.	588,157
9,800		Marsh & McLennan Cos., Inc.	242,354
900		Odyssey Re Holdings Corp.	58,329
78,000		Principal Financial Group, Inc.	2,136,420
17,400	@	Progressive Corp.	288,492

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,400		Reinsurance Group of America, Inc.	$62,440
3,400	@	Validus Holdings Ltd.	87,720
11,100		WR Berkley Corp.	280,608
			6,750,052
		Internet: 2.8%
43,400	@	Akamai Technologies, Inc.	854,112
26,000	@	Emdeon Corp.	379,860
9,500	@	Equinix, Inc.	874,000
42,000	@	Expedia, Inc.	1,005,900
19,700	@	F5 Networks, Inc.	780,711
12,000	@	IAC/InterActiveCorp	242,280
39,000	@	McAfee, Inc.	1,707,810
10,600	@, L	NetFlix, Inc.	489,402
10,500	@, L	Priceline.com, Inc.	1,741,110
7,500	@, @@, L	Sohucom, Inc.	515,850
48,400	@	VeriSign, Inc.	1,146,596
2,100	@, L	WebMD Health Corp.	69,552
			9,807,183
		Iron/Steel: 0.1%
3,100		Cliffs Natural Resources, Inc.	100,316
4,300		Schnitzer Steel Industries, Inc.	228,975
			329,291
		Leisure Time: 0.2%
10,200	@, L	Royal Caribbean Cruises Ltd.	245,616
11,000	@	WMS Industries, Inc.	490,160
			735,776
		Lodging: 0.8%
2,100		Choice Hotels International, Inc.	65,226
56,900	@, L	Las Vegas Sands Corp.	958,196
35,388		Marriott International, Inc.	976,355
22,700	@	MGM Mirage	273,308
7,600		Starwood Hotels & Resorts Worldwide, Inc.	251,028
19,800		Wyndham Worldwide Corp.	323,136
			2,847,249
		Machinery - Construction & Mining: 0.4%
4,300		Bucyrus International, Inc.	153,166
22,500		Joy Global, Inc.	1,101,150
			1,254,316
		Machinery - Diversified: 1.3%
16,800		Cummins, Inc.	752,808
14,100		Flowserve Corp.	1,389,414
6,800		Graco, Inc.	189,516
12,000		IDEX Corp.	335,400
3,600		Rockwell Automation, Inc.	153,360
19,500		Roper Industries, Inc.	994,110
12,000		Wabtec Corp.	450,360
13,600	@	Zebra Technologies Corp.	352,648
			4,617,616
		Media: 1.5%
8,500	@, @@	CTC Media, Inc.	133,620
65,700	@	Discovery Communications, Inc. - Class C	1,710,171
10,500		Factset Research Systems, Inc.	695,520
10,300		John Wiley & Sons, Inc.	358,234
79,000		McGraw-Hill Cos., Inc.	1,986,060
1,800		New York Times Co.	14,616
13,200		Scripps Networks Interactive - Class A	487,740
			5,385,961
		Metal Fabricate/Hardware: 1.1%
35,100		Precision Castparts Corp.	3,575,637
5,300		Valmont Industries, Inc.	451,454
			4,027,091
		Mining: 0.1%
4,400		Compass Minerals International, Inc.	271,128
2,600		Royal Gold, Inc.	118,560
			389,688
		Miscellaneous Manufacturing: 1.5%
11,400		Brink’s Co.	306,774
4,100		Carlisle Cos., Inc.	139,031
6,300		Crane Co.	162,603
19,400		Donaldson Co., Inc.	671,822
33,100		Dover Corp.	1,282,956
14,700		Harsco Corp.	520,527
4,500		ITT Corp.	234,675
24,500		Leggett & Platt, Inc.	475,300
29,600		Pall Corp.	955,488
6,800		Pentair, Inc.	200,736
4,300		Teleflex, Inc.	207,733
			5,157,645
		Oil & Gas: 2.9%
12,000	@	Atwood Oceanics, Inc.	423,240
6,200	@	CNX Gas Corp.	190,340
900	@	Comstock Resources, Inc.	36,072
3,600	@, L	Continental Resources, Inc.	141,012

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
17,300	L	Diamond Offshore Drilling	$1,652,496
10,100		ENSCO International, Inc.	429,654
32,900		EQT Corp.	1,401,540
30,900		EXCO Resources, Inc.	577,521
10,300	@	Forest Oil Corp.	201,571
20,700		Frontier Oil Corp.	288,144
8,300		Helmerich & Payne, Inc.	328,099
10,700		Holly Corp.	274,134
20,100	@	Mariner Energy, Inc.	285,018
5,600		Patterson-UTI Energy, Inc.	84,560
69,200	@	PetroHawk Energy Corp.	1,675,332
16,300	@	Plains Exploration & Production Co.	450,858
20,400	@	Pride International, Inc.	620,976
29,400	@, L	Quicksilver Resources, Inc.	417,186
5,800		Range Resources Corp.	286,288
5,000		Rowan Cos., Inc.	115,350
1,360	@, L	Seahawk Drilling, Inc.	42,282
3,900		St. Mary Land & Exploration Co.	126,594
14,200	S	Tesoro Corp.	212,716
			10,260,983
		Oil & Gas Services: 1.8%
54,500	@	Cameron International Corp.	2,061,190
20,700	@	Dresser-Rand Group, Inc.	643,149
7,200	@	Exterran Holdings, Inc.	170,928
31,000	@	FMC Technologies, Inc.	1,619,440
13,700	@	Oceaneering International, Inc.	777,475
32,800		Smith International, Inc.	941,360
			6,213,542
		Packaging & Containers: 1.1%
15,400		Ball Corp.	757,680
40,200	@	Crown Holdings, Inc.	1,093,440
34,500	@	Owens-Illinois, Inc.	1,273,050
2,600		Packaging Corp. of America	53,040
27,100	@	Pactiv Corp.	705,955
			3,883,165
		Pharmaceuticals: 2.1%
66,500		AmerisourceBergen Corp.	1,488,270
25,100	@	BioMarin Pharmaceuticals, Inc.	453,808
18,550	@	Cephalon, Inc.	1,080,352
15,500	@@	Herbalife Ltd.	507,470
4,400		Mead Johnson Nutrition Co.	198,484
54,700	@, L	Mylan Laboratories	875,747
9,300	@	NBTY, Inc.	368,094
12,500		Omnicare, Inc.	281,500
20,000		Perrigo Co.	679,800
27,500	@	Sepracor, Inc.	629,750
17,100	@, L	Valeant Pharmaceuticals International	479,826
21,300	@	VCA Antech, Inc.	572,757
			7,615,858
		Pipelines: 0.1%
48,900		El Paso Corp.	504,648
			504,648
		Real Estate: 0.4%
55,000	@	CB Richard Ellis Group, Inc.	645,700
23,200	@, L	St. Joe Co.	675,584
			1,321,284
		Retail: 8.1%
11,000		Abercrombie & Fitch Co.	361,680
23,900		Advance Auto Parts, Inc.	938,792
16,900	@	Aeropostale, Inc.	734,643
42,900		American Eagle Outfitters	723,294
1,800	@, L	Autonation, Inc.	32,544
7,500	@	Autozone, Inc.	1,096,650
1,900	L	Barnes & Noble, Inc.	42,218
65,500	@	Bed Bath & Beyond, Inc.	2,458,870
2,300	@	Big Lots, Inc.	57,546
2,400	@	BJ’s Wholesale Club, Inc.	86,928
25,700		Brinker International, Inc.	404,261
26,700		Burger King Holdings, Inc.	469,653
39,300	@	Carmax, Inc.	821,370
41,700	@	Chico’s FAS, Inc.	542,100
8,000	@, L	Chipotle Mexican Grill, Inc.	776,400
16,800	@	Copart, Inc.	557,928
34,500		Darden Restaurants, Inc.	1,177,485
21,600	@	Dick’s Sporting Goods, Inc.	483,840
22,600	@	Dollar Tree, Inc.	1,100,168
35,200		Family Dollar Stores, Inc.	929,280
17,300		Foot Locker, Inc.	206,735
36,300	@	GameStop Corp.	960,861
14,600		Guess ?, Inc.	540,784
44,800		Limited Brands, Inc.	761,152
10,700		MSC Industrial Direct Co.	466,306
41,400	L	Nordstrom, Inc.	1,264,356

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
12,500	@	Office Depot, Inc.	$82,750
34,100	@	O’Reilly Automotive, Inc.	1,232,374
7,000	@	Panera Bread Co.	385,000
3,500		Penske Auto Group, Inc.	67,130
31,600		Petsmart, Inc.	687,300
8,400		Phillips-Van Heusen	359,436
4,100		RadioShack Corp.	67,937
31,900		Ross Stores, Inc.	1,523,863
28,500		Tiffany & Co.	1,098,105
103,800		TJX Cos., Inc.	3,856,170
32,300	@, S	Urban Outfitters, Inc.	974,491
36,800		Wendy’s/Arby’s Group, Inc. - Class A	174,064
9,600		Williams-Sonoma, Inc.	194,208
			28,698,672
		Savings & Loans: 0.3%
5,000		Capitol Federal Financial	164,600
65,200		Hudson City Bancorp., Inc.	857,380
2,400		TFS Financial Corp.	28,560
			1,050,540
		Semiconductors: 6.3%
73,900	@	Advanced Micro Devices, Inc.	418,274
73,700		Altera Corp.	1,511,587
73,100		Analog Devices, Inc.	2,016,098
26,100	@	Cree, Inc.	959,175
32,800	@	Cypress Semiconductor Corp.	338,824
8,800	@	Integrated Device Technology, Inc.	59,488
8,000	@	International Rectifier Corp.	155,920
15,200		Intersil Corp.	232,712
31,700	@	Lam Research Corp.	1,082,872
55,800		Linear Technology Corp.	1,541,754
116,300	@, @@	Marvell Technology Group Ltd.	1,882,897
64,200		Maxim Integrated Products	1,164,588
56,100	@	MEMC Electronic Materials, Inc.	932,943
41,800	L	Microchip Technology, Inc.	1,107,700
37,400	@	Micron Technology, Inc.	306,680
57,700		National Semiconductor Corp.	823,379
14,800	@	Novellus Systems, Inc.	310,504
137,100	@	Nvidia Corp.	2,060,613
105,600	@	ON Semiconductor Corp.	871,200
29,800	@	QLogic Corp.	512,560
26,200	@, L	Rambus, Inc.	455,880
17,600	@	Rovi Corp.	591,360
11,198	@	Silicon Laboratories, Inc.	519,139
43,500	@	Teradyne, Inc.	402,375
18,300	@	Varian Semiconductor Equipment Associates, Inc.	600,972
68,800		Xilinx, Inc.	1,611,296
			22,470,790
		Software: 6.3%
15,700	@	Allscripts Healthcare Solutions, Inc.	318,239
22,000	@	Ansys, Inc.	824,340
38,700	@	Autodesk, Inc.	921,060
46,500	@	BMC Software, Inc.	1,745,145
21,800		Broadridge Financial Solutions ADR	438,180
76,200		CA, Inc.	1,675,638
16,900	@, L	Cerner Corp.	1,264,120
45,400	@	Citrix Systems, Inc.	1,781,042
13,300		Dun & Bradstreet Corp.	1,001,756
81,100	@	Electronic Arts, Inc.	1,544,955
18,100		Fidelity National Information Services, Inc.	461,731
39,100	@	Fiserv, Inc.	1,884,620
10,300		IMS Health, Inc.	158,105
81,100	@	Intuit, Inc.	2,311,350
22,500	@	Metavante Technologies, inc.	775,800
25,200	@	MSCI, Inc. - Class A	746,424
39,400	@	Novell, Inc.	177,694
49,600	@	Nuance Communications, Inc.	742,016
47,445	@	Red Hat, Inc.	1,311,380
27,200	@	Salesforce.com, Inc.	1,548,496
20,900	@	Sybase, Inc.	813,010
			22,445,101
		Telecommunications: 1.6%
6,900	@, @@	Amdocs Ltd.	185,472
2,500	@, L	Ciena Corp.	40,700
26,200	@	Crown Castle International Corp.	821,632
34,100		Frontier Communications Corp.	257,114
26,100		Harris Corp.	981,360
27,600	@	JDS Uniphase Corp.	196,236
11,400	@	Leap Wireless International, Inc.	222,870
63,600	@	MetroPCS Communications, Inc.	595,296
18,200	@	NeuStar, Inc.	411,320
2,200	@	NII Holdings, Inc.	65,956
29,200	@	SBA Communications Corp.	789,276
37,400	@	TW Telecom, Inc.	503,030

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
50,900		Windstream Corp.		$515,617
				5,585,879
		Textiles: 0.0%
5,900		Cintas Corp.		178,829
				178,829
		Toys/Games/Hobbies: 0.7%
18,700		Hasbro, Inc.		518,925
12,300	@	Marvel Entertainment, Inc.		610,326
69,800		Mattel, Inc.		1,288,508
				2,417,759
		Transportation: 1.8%
42,600		CH Robinson Worldwide, Inc.		2,460,150
3,900		Con-way, Inc.		149,448
53,300		Expeditors International Washington, Inc.		1,873,495
21,900		JB Hunt Transport Services, Inc.		703,647
10,500	@	Kansas City Southern		278,145
2,800	@	Kirby Corp.		103,096
12,900		Landstar System, Inc.		490,974
4,600	@@	Teekay Shipping Corp.		100,602
23,200	@@	UTI Worldwide, Inc.		335,936
				6,495,493
		Trucking & Leasing: 0.0%
5,200		GATX Corp.		145,340
				145,340
		Water: 0.0%
2,100		American Water Works Co., Inc.		41,874
				41,874
		Total Common Stock
		(Cost $309,739,279)		345,788,261
REAL ESTATE INVESTMENT TRUSTS: 1.8%
		Diversified: 0.3%
19,100		Digital Realty Trust, Inc.		873,061
				873,061
		Forest Products & Paper: 0.2%
14,600	L	Plum Creek Timber Co., Inc.		447,344
9,000		Rayonier, Inc.		368,190
				815,534
		Healthcare: 0.6%
26,800		HCP, Inc.		770,232
14,100	L	Health Care Real Estate Investment Trust, Inc.		586,842
19,500		Nationwide Health Properties, Inc.		604,305
				1,961,379
		Office Property: 0.0%
2,100		Alexandria Real Estate Equities, Inc.		114,135
				114,135
		Shopping Centers: 0.0%
1,900		Federal Realty Investment Trust		116,603
				116,603
		Storage: 0.7%
33,700		Public Storage, Inc.		2,535,588
				2,535,588
		Total Real Estate Investment Trusts
		(Cost $6,066,853)		6,416,300

		Total Long-Term Investments
		(Cost $315,806,132)		352,204,561
SHORT-TERM INVESTMENTS: 5.2%
		Affiliated Mutual Fund: 0.7%
2,321,000	S	ING Institutional Prime Money Market Fund - Class I		2,321,000

		Total Mutual Fund
		(Cost $2,321,000)		2,321,000

Principal Amount				Value
		Securities Lending Collateral(CC): 4.5%
$15,260,005		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$15,260,005
1,077,859		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		862,287

		Total Securities Lending Collateral
		(Cost $16,337,864)		16,122,292

		Total Short-Term Investments
		(Cost $18,658,864)		18,443,292

		Total Investments in Securities
		(Cost $334,464,996)*	104.6%	$370,647,853
		Other Assets and Liabilities - Net	(4.6)	(16,299,603)
		Net Assets	100.0%	$354,348,250

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
*	Cost for federal income tax purposes is $335,978,591.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$39,469,870
	Gross Unrealized Depreciation	(4,800,608)
	Net Unrealized Appreciation	$34,669,262

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$345,788,261	$—	$—	$345,788,261
Real Estate Investment Trusts	6,416,300	—	—	6,416,300
Short-Term Investments	17,581,005	862,287	—	18,443,292
Total Investments, at value	$369,785,566	$862,287	$—	$370,647,853
Other Financial Instruments++ :
Futures	75,736	—	—	75,736
Total Assets	$369,861,302	$862,287	$—	$370,723,589

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Russell Mid Cap Growth Index Portfolio Open Futures Contracts on September 30, 2009:

	Number of		Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P Mid 400 E-Mini	38	12/18/09	$75,736
			$75,736

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$75,736
Total	$75,736

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.4%
		Advertising: 0.2%
9,350	@	Clear Channel Outdoor Holdings, Inc.	$65,450
109,050	@	Interpublic Group of Cos., Inc.	820,056
12,900	@	Lamar Advertising Co.	353,976
			1,239,482
		Aerospace/Defense: 1.1%
7,400	@	Alliant Techsystems, Inc.	576,090
21,750	@	BE Aerospace, Inc.	438,045
28,050		Goodrich Corp.	1,524,237
26,450		L-3 Communications Holdings, Inc.	2,124,464
35,950		Rockwell Collins, Inc.	1,826,260
24,050	@	Spirit Aerosystems Holdings, Inc.	434,343
9,000	@	TransDigm Group, Inc.	448,290
			7,371,729
		Agriculture: 0.7%
27,450	@	Bunge Ltd.	1,718,645
38,050		Lorillard, Inc.	2,827,115
			4,545,760
		Airlines: 0.6%
65,000	@, L	AMR Corp.	516,750
28,000	@	Continental Airlines, Inc.	460,320
6,900	@@	Copa Holdings SA	306,981
176,162	@	Delta Airlines, Inc.	1,578,412
168,600		Southwest Airlines Co.	1,618,560
			4,481,023
		Apparel: 0.8%
72,400		Coach, Inc.	2,383,408
21,700	@	Hanesbrands, Inc.	464,380
12,600		Polo Ralph Lauren Corp.	965,412
20,150		VF Corp.	1,459,465
			5,272,665
		Auto Manufacturers: 0.1%
14,400	@	Navistar International Corp.	538,848
17,100		Oshkosh Truck Corp.	528,903
			1,067,751
		Auto Parts & Equipment: 0.4%
19,400	@@	Autoliv, Inc.	651,840
26,450		BorgWarner, Inc.	800,377
4,750	@	Federal Mogul Corp.	57,333
55,250	@	Goodyear Tire & Rubber Co.	940,908
11,350	@	TRW Automotive Holdings Corp.	190,113
14,500		WABCO Holdings, Inc.	304,500
			2,945,071
		Banks: 2.5%
28,950		Associated Banc-Corp.	330,609
18,950	L	Bancorpsouth, Inc.	462,570
10,900		Bank of Hawaii Corp.	452,786
4,650	L	BOK Financial Corp.	215,388
53,050		CapitalSource, Inc.	230,237
9,750	L	City National Corp.	379,568
34,100		Comerica, Inc.	1,011,747
13,662		Commerce Bancshares, Inc.	508,773
11,700		Cullen/Frost Bankers, Inc.	604,188
182,450		Fifth Third Bancorp.	1,848,219
1,400		First Citizens BancShares, Inc.	222,740
49,554	@	First Horizon National Corp.	655,599
39,950		Fulton Financial Corp.	294,032
188,500		Huntington Bancshares, Inc.	887,835
180,950		Keycorp	1,176,175
16,300	L	M&T Bank Corp.	1,015,816
68,950		Marshall & Ilsley Corp.	556,427
149,200	@@	Popular, Inc.	422,236
253,750		Regions Financial Corp.	1,575,788
112,400		SunTrust Bank	2,534,620
92,600		Synovus Financial Corp.	347,250
29,150		TCF Financial Corp.	380,116
32,364	L	Valley National Bancorp.	397,754
15,400		Whitney Holding Corp.	146,916
15,850	L	Wilmington Trust Corp.	225,070
26,850	L	Zions Bancorp.	482,495
			17,364,954
		Beverages: 1.3%
20,212		Brown-Forman Corp.	974,623
10,650	@	Central European Distribution Corp.	348,894
69,900		Coca-Cola Enterprises, Inc.	1,496,559

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Beverages (continued)
42,750	@	Constellation Brands, Inc.	$647,663
56,950	@	Dr Pepper Snapple Group, Inc.	1,637,313
6,800	@, L	Green Mountain Coffee Roasters, Inc.	502,112
15,600	@	Hansen Natural Corp.	573,144
28,950		Molson Coors Brewing Co.	1,409,286
31,750		Pepsi Bottling Group, Inc.	1,156,970
12,800		PepsiAmericas, Inc.	365,568
			9,112,132
		Biotechnology: 1.4%
1,600	@	Abraxis Bioscience, Inc.	58,208
19,000	@	Alexion Pharmaceuticals, Inc.	846,260
32,050	@, L	Amylin Pharmaceuticals, Inc.	438,765
4,400	@	Bio-Rad Laboratories, Inc.	404,272
15,000	@	Charles River Laboratories International, Inc.	554,700
26,400	@, L	Dendreon Corp.	738,936
28,050	@	Illumina, Inc.	1,192,125
39,661	@	Life Technologies Corp.	1,846,220
12,600	@	Millipore Corp.	886,158
21,600	@	Myriad Genetics, Inc.	591,840
13,100	@	OSI Pharmaceuticals, Inc.	462,430
10,400	@	United Therapeutics Corp.	509,496
39,200	@	Vertex Pharmaceuticals, Inc.	1,485,680
			10,015,090
		Building Materials: 0.5%
4,600	@	Armstrong World Industries, Inc.	158,516
10,050		Eagle Materials, Inc.	287,229
10,550		Lennox International, Inc.	381,066
10,150		Martin Marietta Materials, Inc.	934,511
82,700		Masco Corp.	1,068,484
19,300	@	Owens Corning, Inc.	433,285
9,450	@	USG Corp.	162,351
			3,425,442
		Chemicals: 2.7%
18,450		Airgas, Inc.	892,427
20,800		Albemarle Corp.	719,680
16,900		Ashland, Inc.	730,418
14,900		Cabot Corp.	344,339
32,550		Celanese Corp.	813,750
10,900		CF Industries Holdings, Inc.	939,907
10,800		Cytec Industries, Inc.	350,676
16,500		Eastman Chemical Co.	883,410
53,550		Ecolab, Inc.	2,475,617
16,500		FMC Corp.	928,125
36,450		Huntsman Corp.	332,060
17,900		International Flavors & Fragrances, Inc.	678,947
9,400	@	Intrepid Potash, Inc.	221,746
15,400		Lubrizol Corp.	1,100,484
37,550		PPG Industries, Inc.	2,185,786
29,350		RPM International, Inc.	542,682
22,550		Sherwin-Williams Co.	1,356,608
27,850		Sigma-Aldrich Corp.	1,503,343
22,250		Terra Industries, Inc.	771,408
1,300		Valhi, Inc.	15,756
22,750		Valspar Corp.	625,853
			18,413,022
		Coal: 0.7%
27,291	@	Alpha Natural Resources, Inc.	957,914
32,900		Arch Coal, Inc.	728,077
41,250		Consol Energy, Inc.	1,860,788
19,600		Massey Energy Co.	546,644
12,100	S	Walter Industries, Inc.	726,726
			4,820,149
		Commercial Services: 3.8%
11,000	L	Aaron Rents, Inc.	290,400
13,150	@, L	Alliance Data Systems Corp.	803,202
30,050	@	Apollo Group, Inc. - Class A	2,213,784
10,350	@	Brink’s Home Security Holdings, Inc.	318,677
16,700	@	Career Education Corp.	407,146
22,250	@	Convergys Corp.	221,165
25,950	@	Corrections Corp. of America	587,768
14,100		DeVry, Inc.	780,012
28,650		Equifax, Inc.	834,861
11,550	@	FTI Consulting, Inc.	492,146
14,300	@, @@	Genpact Ltd.	175,890
18,200		Global Payments, Inc.	849,940
76,600		H&R Block, Inc.	1,407,908
42,350	@, L	Hertz Global Holdings, Inc.	458,651
18,850	@	Hewitt Associates, Inc.	686,706
14,000		Hillenbrand, Inc.	285,180
8,200		Interactive Data Corp.	214,922
40,950	@	Iron Mountain, Inc.	1,091,727
8,650	@	ITT Educational Services, Inc.	955,047

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
21,400		Lender Processing Services, Inc.	$816,838
17,800		Manpower, Inc.	1,009,438
28,650	@, L	Monster Worldwide, Inc.	500,802
42,650		Moody’s Corp.	872,619
4,400	@	Morningstar, Inc.	213,664
73,000		Paychex, Inc.	2,120,650
23,850		Pharmaceutical Product Development, Inc.	523,269
45,150	@	Quanta Services, Inc.	999,170
34,800		Robert Half International, Inc.	870,696
46,550		RR Donnelley & Sons Co.	989,653
47,000	@	SAIC, Inc.	824,380
27,450		SEI Investments Co.	540,216
57,100		Service Corp. International	400,271
3,100		Strayer Education, Inc.	674,808
36,550		Total System Services, Inc.	588,821
1,420		Washington Post	664,674
7,600		Weight Watchers International, Inc.	208,544
			25,893,645
		Computers: 2.8%
20,600	@	Affiliated Computer Services, Inc.	1,115,902
88,100	@	Brocade Communications Systems, Inc.	692,466
59,850	@	Cadence Design Systems, Inc.	439,299
66,200	@	Cognizant Technology Solutions Corp.	2,559,292
34,400	@	Computer Sciences Corp.	1,813,224
15,000		Diebold, Inc.	493,950
8,750	@	DST Systems, Inc.	392,000
10,750	@	IHS, Inc.	549,648
17,700	@	Lexmark International, Inc.	381,258
18,200	@	Micros Systems, Inc.	549,458
36,100	@	NCR Corp.	498,902
75,850	@	NetApp, Inc.	2,023,678
51,700	@	Sandisk Corp.	1,121,890
112,250	@	Seagate Technology, Inc.	1,707,323
169,350	@	Sun Microsystems, Inc.	1,539,392
32,800	@	Synopsys, Inc.	735,376
39,250	@	Teradata Corp.	1,080,160
50,900	@	Western Digital Corp.	1,859,377
			19,552,595
		Cosmetics/Personal Care: 0.7%
19,350		Alberto-Culver Co.	535,608
96,950		Avon Products, Inc.	3,292,422
25,550		Estee Lauder Cos., Inc.	947,394
			4,775,424
		Distribution/Wholesale: 0.8%
29,950	L	Fastenal Co.	1,159,065
36,050		Genuine Parts Co.	1,372,063
36,400	@	Ingram Micro, Inc.	613,340
31,850	@	LKQ Corp.	590,499
11,500	@	Tech Data Corp.	478,515
9,650	@	Wesco International, Inc.	277,920
13,900		WW Grainger, Inc.	1,242,104
			5,733,506
		Diversified Financial Services: 3.3%
9,450	@	Affiliated Managers Group, Inc.	614,345
20,350	@, L	AmeriCredit Corp.	321,327
58,100		Ameriprise Financial, Inc.	2,110,773
88,900	L	CIT Group, Inc.	107,569
113,850		Discover Financial Services	1,847,786
26,550		Eaton Vance Corp.	743,135
20,050		Federated Investors, Inc.	528,719
43,450	L	GLG Partners, Inc.	175,104
4,600		Greenhill & Co., Inc.	412,068
9,300	@	Interactive Brokers Group, Inc.	184,791
16,500	@	IntercontinentalExchange, Inc.	1,603,635
95,700	@	Invesco Ltd.	2,178,132
9,850	@	Investment Technology Group, Inc.	275,012
38,750		Janus Capital Group, Inc.	549,475
26,550		Jefferies Group, Inc.	722,957
17,400	@@	Lazard Ltd.	718,794
37,350		Legg Mason, Inc.	1,158,971
30,850	@	Nasdaq Stock Market, Inc.	649,393
59,200		NYSE Euronext	1,710,288
22,400		Raymond James Financial, Inc.	521,472
106,200	@, S	SLM Corp.	926,064
900		Student Loan Corp.	41,760
58,050		T. Rowe Price Group, Inc.	2,652,885
59,550	@	TD Ameritrade Holding Corp.	1,168,371
19,650		Waddell & Reed Financial, Inc.	559,043
			22,481,869
		Electric: 5.3%
151,200	@	AES Corp.	2,240,784
38,400		Allegheny Energy, Inc.	1,018,368

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
25,100		Alliant Energy Corp.	$699,035
56,250		Ameren Corp.	1,422,000
75,100	@	Calpine Corp.	865,152
51,350		CMS Energy Corp.	688,090
61,950		Consolidated Edison, Inc.	2,536,233
41,150		Constellation Energy Group, Inc.	1,332,026
26,150		DPL, Inc.	682,515
37,050		DTE Energy Co.	1,301,937
113,850	@	Dynegy, Inc. - Class A	290,318
73,100		Edison International	2,454,698
30,550		Great Plains Energy, Inc.	548,373
20,650	L	Hawaiian Electric Industries	374,178
17,400		Integrys Energy Group, Inc.	624,486
11,200		ITC Holdings Corp.	509,040
41,650		MDU Resources Group, Inc.	868,403
32,650	@	Mirant Corp.	536,440
39,500		Northeast Utilities	937,730
59,550	@	NRG Energy, Inc.	1,678,715
24,150		NSTAR	768,453
53,000		NV Energy, Inc.	614,270
21,700		OGE Energy Corp.	717,836
4,400		Ormat Technologies, Inc.	179,608
49,650		Pepco Holdings, Inc.	738,792
22,950		Pinnacle West Capital Corp.	753,219
85,400		PPL Corp.	2,591,036
63,000		Progress Energy, Inc.	2,460,780
78,750	@	RRI Energy, Inc.	562,275
27,550		SCANA Corp.	961,495
48,250		TECO Energy, Inc.	679,360
24,600		Westar Energy, Inc.	479,946
26,450		Wisconsin Energy Corp.	1,194,747
103,350		Xcel Energy, Inc.	1,988,454
			36,298,792
		Electrical Components & Equipment: 0.6%
24,450		Ametek, Inc.	853,550
15,600	@	Energizer Holdings, Inc.	1,034,904
11,800	@	General Cable Corp.	461,970
12,800		Hubbell, Inc.	537,600
29,850		Molex, Inc.	623,268
22,000	@, L	Sunpower Corp. - Class A	657,580
			4,168,872
		Electronics: 2.0%
78,200	@	Agilent Technologies, Inc.	2,176,306
38,950		Amphenol Corp.	1,467,636
27,150	@	Arrow Electronics, Inc.	764,273
34,400	@	Avnet, Inc.	893,368
11,150		AVX Corp.	133,020
11,900	@	Dolby Laboratories, Inc.	454,461
34,350	@	Flir Systems, Inc.	960,770
26,150	@@	Garmin Ltd.	986,901
31,300		Gentex Corp.	442,895
9,000	@	Itron, Inc.	577,260
42,750		Jabil Circuit, Inc.	573,278
7,600	@, @@	Mettler Toledo International, Inc.	688,484
12,800		National Instruments Corp.	353,664
26,450		PerkinElmer, Inc.	508,898
12,100	@	Thomas & Betts Corp.	363,968
27,250	@	Trimble Navigation Ltd.	651,548
41,950	@	Vishay Intertechnology, Inc.	331,405
22,050	@	Waters Corp.	1,231,713
			13,559,848
		Energy - Alternate Sources: 0.1%
29,050	@	Covanta Holding Corp.	493,850
			493,850
		Engineering & Construction: 1.1%
21,550	@	Aecom Technology Corp.	584,867
41,250		Fluor Corp.	2,097,563
28,150	@	Jacobs Engineering Group, Inc.	1,293,493
36,300		KBR, Inc.	845,427
52,150	@	McDermott International, Inc.	1,317,831
19,050	@	Shaw Group, Inc.	611,315
18,850	@	URS Corp.	822,803
			7,573,299
		Entertainment: 0.5%
16,400	@	DreamWorks Animation SKG, Inc.	583,348
67,700		International Game Technology	1,454,196
6,800		International Speedway Corp.	187,476
15,200	@	Penn National Gaming, Inc.	420,432
18,300		Regal Entertainment Group	225,456
14,600	@	Scientific Games Corp.	231,118
10,200	@	Warner Music Group Corp.	56,406
			3,158,432

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Environmental Control: 0.6%
31,400		Nalco Holding Co.	$643,386
73,110		Republic Services, Inc.	1,942,533
19,150	@	Stericycle, Inc.	927,818
18,200	@	Waste Connections, Inc.	525,252
			4,038,989
		Food: 2.9%
44,500		Campbell Soup Co.	1,451,590
101,800		ConAgra Foods, Inc.	2,207,024
17,000		Corn Products International, Inc.	484,840
40,750	@	Dean Foods Co.	724,943
44,850		Del Monte Foods Co.	519,363
17,500		Flowers Foods, Inc.	460,075
34,800		Hershey Co.	1,352,328
71,100		HJ Heinz Co.	2,826,225
15,700		Hormel Foods Corp.	557,664
26,750		JM Smucker Co.	1,418,018
29,350		McCormick & Co., Inc.	996,139
12,900	@	Ralcorp Holdings, Inc.	754,263
96,700		Safeway, Inc.	1,906,924
157,550		Sara Lee Corp.	1,755,107
27,150	@, L	Smithfield Foods, Inc.	374,670
51,950		Supervalu, Inc.	782,367
67,600		Tyson Foods, Inc.	853,788
24,850	@, L	Whole Foods Market, Inc.	757,677
			20,183,005
		Forest Products & Paper: 0.7%
99,250		International Paper Co.	2,206,328
39,150		MeadWestvaco Corp.	873,437
48,450		Weyerhaeuser Co.	1,775,693
			4,855,458
		Gas: 1.3%
17,400		AGL Resources, Inc.	613,698
20,900		Atmos Energy Corp.	588,962
93,200		CenterPoint Energy, Inc.	1,158,476
16,300		Energen Corp.	702,530
16,100		National Fuel Gas Co.	737,541
62,250		NiSource, Inc.	864,653
55,250		Sempra Energy	2,752,003
25,150		Southern Union Co.	522,869
24,550		UGI Corp.	615,223
18,300		Vectren Corp.	421,632
			8,977,587
		Hand/Machine Tools: 0.4%
13,700		Black & Decker Corp.	634,173
17,400		Kennametal, Inc.	428,214
9,750		Lincoln Electric Holdings, Inc.	462,638
13,200		Snap-On, Inc.	458,832
18,000		Stanley Works	768,420
			2,752,277
		Healthcare - Products: 2.5%
16,400		Beckman Coulter, Inc.	1,130,616
10,150		Cooper Cos., Inc.	301,760
22,450		CR Bard, Inc.	1,764,795
33,700		Densply International, Inc.	1,163,998
12,700	@	Edwards Lifesciences Corp.	887,857
11,800	@	Gen-Probe, Inc.	488,992
20,400	@	Henry Schein, Inc.	1,120,164
14,200		Hill-Rom Holdings, Inc.	309,276
57,650	@	Hologic, Inc.	942,001
36,450	@	Hospira, Inc.	1,625,670
13,400	@, L	Idexx Laboratories, Inc.	670,000
8,650	@, L	Intuitive Surgical, Inc.	2,268,463
18,000	@	Inverness Medical Innovations, Inc.	697,140
13,900	@	Kinetic Concepts, Inc.	514,022
22,850	@	Patterson Cos., Inc.	622,663
17,000	@	Resmed, Inc.	768,400
8,450		Techne Corp.	528,548
28,450	@	Varian Medical Systems, Inc.	1,198,599
			17,002,964
		Healthcare - Services: 2.0%
8,900	L	Brookdale Senior Living, Inc.	161,357
61,800		Cigna Corp.	1,735,962
21,050	@	Community Health Systems, Inc.	672,127
14,500	@	Covance, Inc.	785,175
33,900	@	Coventry Health Care, Inc.	676,644
23,450	@	DaVita, Inc.	1,328,208
56,750	@	Health Management Associates, Inc.	425,058
23,250	@	Health Net, Inc.	358,050
38,400	@	Humana, Inc.	1,432,320
24,500	@	Laboratory Corp. of America Holdings	1,609,650
12,300	@	LifePoint Hospitals, Inc.	332,838

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
15,600	@	Lincare Holdings, Inc.	$487,500
10,350	@	Mednax, Inc.	568,422
35,150		Quest Diagnostics	1,834,479
105,650	@	Tenet Healthcare Corp.	621,222
10,350		Universal Health Services, Inc.	640,976
			13,669,988
		Holding Companies - Diversified: 0.1%
42,650	@	Leucadia National Corp.	1,054,308
			1,054,308
		Home Builders: 0.6%
63,700		D.R. Horton, Inc.	726,817
17,600	L	KB Home	292,336
32,150		Lennar Corp.	458,138
8,600		MDC Holdings, Inc.	298,764
1,320	@	NVR, Inc.	841,328
76,390		Pulte Homes, Inc.	839,526
8,000		Thor Industries, Inc.	247,600
31,050	@	Toll Brothers, Inc.	606,717
			4,311,226
		Home Furnishings: 0.2%
13,400		Harman International Industries, Inc.	453,992
16,900	L	Whirlpool Corp.	1,182,324
			1,636,316
		Household Products/Wares: 0.9%
25,150		Avery Dennison Corp.	905,652
15,950		Church & Dwight Co., Inc.	905,003
31,550		Clorox Co.	1,855,771
34,200		Fortune Brands, Inc.	1,469,916
20,100		Jarden Corp.	564,207
10,150		Scotts Miracle-Gro Co.	435,943
			6,136,492
		Housewares: 0.2%
63,300		Newell Rubbermaid, Inc.	993,177
8,100		Toro Co.	322,137
			1,315,314
		Insurance: 5.6%
1,126	@	Alleghany Corp.	291,690
11,250	@	Allied World Assurance Holdings Ltd.	539,213
19,500		American Financial Group, Inc.	497,250
27,650	L	American International Group, Inc.	1,219,642
3,700		American National Insurance	315,240
62,800		AON Corp.	2,555,332
11,950	@, @@	Arch Capital Group Ltd.	807,103
22,700		Arthur J. Gallagher & Co.	553,199
18,800	@@	Aspen Insurance Holdings Ltd.	497,636
26,650		Assurant, Inc.	854,399
32,200	@@	Axis Capital Holdings Ltd.	971,796
26,450		Brown & Brown, Inc.	506,782
32,750		Cincinnati Financial Corp.	851,173
6,050	L	CNA Financial Corp.	146,047
11,200	@@	Endurance Specialty Holdings Ltd.	408,464
6,700		Erie Indemnity Co.	250,982
13,900	@@	Everest Re Group Ltd.	1,219,030
53,050		Fidelity National Title Group, Inc.	799,994
21,300		First American Corp.	689,481
111,100		Genworth Financial, Inc.	1,327,645
11,600		Hanover Insurance Group, Inc.	479,428
73,800		Hartford Financial Services Group, Inc.	1,955,700
25,450		HCC Insurance Holdings, Inc.	696,058
61,650		Lincoln National Corp.	1,597,352
2,180	@	Markel Corp.	719,008
118,150		Marsh & McLennan Cos., Inc.	2,921,759
29,850	@, L	MBIA, Inc.	231,636
6,050		Mercury General Corp.	218,889
3,800		Odyssey Re Holdings Corp.	246,278
54,900		Old Republic International Corp.	668,682
5,250	@	OneBeacon Insurance Group Ltd.	72,135
12,800	@@	PartnerRe Ltd.	984,832
71,150		Principal Financial Group, Inc.	1,948,799
154,800	@	Progressive Corp.	2,566,584
19,500		Protective Life Corp.	417,690
16,400		Reinsurance Group of America, Inc.	731,440
14,100	@@	RenaissanceRe Holdings Ltd.	772,116
11,150		Stancorp Financial Group, Inc.	450,126
18,900		Torchmark Corp.	820,827
6,250		Transatlantic Holdings, Inc.	313,563
9,550		Unitrin, Inc.	186,130
75,450		UnumProvident Corp.	1,617,648
9,000	@	Validus Holdings Ltd.	232,200
300		Wesco Financial Corp.	97,650
1,730	@	White Mountains Insurance Group Ltd.	531,127
30,400		WR Berkley Corp.	768,512

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
77,000	@@	XL Capital, Ltd.	$1,344,420
			38,892,687
		Internet: 1.6%
39,200	@	Akamai Technologies, Inc.	771,456
23,454	@	Emdeon Corp.	342,663
8,600	@	Equinix, Inc.	791,200
41,950	@	Expedia, Inc.	1,004,703
17,850	@	F5 Networks, Inc.	707,396
24,650	@	IAC/InterActiveCorp	497,684
135,600	@	Liberty Media Corp. - Interactive - Class A	1,487,532
35,400	@	McAfee, Inc.	1,550,166
9,700	@, L	NetFlix, Inc.	447,849
9,450	@, L	Priceline.com, Inc.	1,566,999
6,850	@, @@, L	Sohucom, Inc.	471,143
43,050	@	VeriSign, Inc.	1,019,855
1,900	@	WebMD Health Corp.	62,928
			10,721,574
		Iron/Steel: 0.8%
25,050		AK Steel Holding Corp.	494,237
22,450		Allegheny Technologies, Inc.	785,526
10,050		Carpenter Technology Corp.	235,070
29,950		Cliffs Natural Resources, Inc.	969,182
14,200		Reliance Steel & Aluminum Co.	604,352
4,850		Schnitzer Steel Industries, Inc.	258,263
41,550		Steel Dynamics, Inc.	637,377
32,700		United States Steel Corp.	1,450,899
			5,434,906
		Leisure Time: 0.3%
53,500		Harley-Davidson, Inc.	1,230,500
29,850	@, L	Royal Caribbean Cruises Ltd.	718,788
9,900	@	WMS Industries, Inc.	441,144
			2,390,432
		Lodging: 1.0%
12,500	@, L	Boyd Gaming Corp.	136,625
6,500		Choice Hotels International, Inc.	201,890
68,600	@, L	Las Vegas Sands Corp.	1,155,224
68,170		Marriott International, Inc.	1,880,810
43,950	@	MGM Mirage	529,158
42,650		Starwood Hotels & Resorts Worldwide, Inc.	1,408,730
40,550		Wyndham Worldwide Corp.	661,776
15,500	@	Wynn Resorts Ltd.	1,098,795
			7,073,008
		Machinery - Construction & Mining: 0.3%
17,300		Bucyrus International, Inc.	616,226
23,550		Joy Global, Inc.	1,152,537
24,250	@	Terex Corp.	502,703
			2,271,466
		Machinery - Diversified: 1.3%
21,100	@	AGCO Corp.	582,993
46,300		Cummins, Inc.	2,074,703
12,800		Flowserve Corp.	1,261,312
11,700	@	Gardner Denver, Inc.	408,096
13,700		Graco, Inc.	381,819
18,350		IDEX Corp.	512,883
29,750		Manitowoc Co., Inc.	281,733
32,400		Rockwell Automation, Inc.	1,380,240
20,600		Roper Industries, Inc.	1,050,188
10,900		Wabtec Corp.	409,077
13,500	@	Zebra Technologies Corp.	350,055
			8,693,099
		Media: 1.8%
53,300		Cablevision Systems Corp.	1,265,875
137,600		CBS Corp. - Class B	1,658,080
7,900	@, @@, L	Central European Media Enterprises Ltd.	270,575
7,800	@, @@	CTC Media, Inc.	122,616
63,700	@	Discovery Communications, Inc. - Class C	1,658,111
45,600	@	Dish Network Corp.	878,256
9,450		Factset Research Systems, Inc.	625,968
52,250		Gannett Co., Inc.	653,648
9,350		John Wiley & Sons, Inc.	325,193
60,800	@	Liberty Global, Inc.	1,372,256
18,350	@	Liberty Media Corp. - Capital Shares A	383,882
71,550		McGraw-Hill Cos., Inc.	1,798,767
7,750	L	Meredith Corp.	232,035
23,600		New York Times Co.	191,632
19,950		Scripps Networks Interactive - Class A	737,153
			12,174,047
		Metal Fabricate/Hardware: 0.7%
25,550		Commercial Metals Co.	457,345
31,750		Precision Castparts Corp.	3,234,373
22,050		Timken Co.	516,632
4,800		Valmont Industries, Inc.	408,864
			4,617,214

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Mining: 0.3%
7,400		Compass Minerals International, Inc.	$455,988
8,300		Royal Gold, Inc.	378,480
19,450		Titanium Metals Corp.	186,526
25,300		Vulcan Materials Co.	1,367,971
			2,388,965
		Miscellaneous Manufacturing: 2.3%
15,400		Aptargroup, Inc.	575,344
10,350		Brink’s Co.	278,519
14,000		Carlisle Cos., Inc.	474,740
11,200		Crane Co.	289,072
17,700		Donaldson Co., Inc.	612,951
42,250		Dover Corp.	1,637,610
37,750		Eaton Corp.	2,136,273
18,350		Harsco Corp.	649,774
41,350		ITT Corp.	2,156,403
35,750		Leggett & Platt, Inc.	693,550
26,850		Pall Corp.	866,718
36,500		Parker Hannifin Corp.	1,892,160
22,450		Pentair, Inc.	662,724
11,100		SPX Corp.	680,097
9,050		Teleflex, Inc.	437,206
66,050		Textron, Inc.	1,253,629
18,000		Trinity Industries, Inc.	309,420
			15,606,190
		Office/Business Equipment: 0.4%
46,950		Pitney Bowes, Inc.	1,166,708
196,050		Xerox Corp.	1,517,427
			2,684,135
		Oil & Gas: 4.7%
12,800	@	Atwood Oceanics, Inc.	451,456
23,650		Cabot Oil & Gas Corp.	845,488
18,950		Cimarex Energy Co.	820,914
5,650	@	CNX Gas Corp.	173,455
10,700	@	Comstock Resources, Inc.	428,856
17,400	@	Concho Resources, Inc.	631,968
7,000	@, L	Continental Resources, Inc.	274,190
57,050	@	Denbury Resources, Inc.	863,167
15,800	L	Diamond Offshore Drilling	1,509,216
12,100	@	Encore Acquisition Co.	452,540
32,450		ENSCO International, Inc.	1,380,423
29,550		EQT Corp.	1,258,830
31,500		EXCO Resources, Inc.	588,735
25,500	@	Forest Oil Corp.	499,035
24,050		Frontier Oil Corp.	334,776
24,250		Helmerich & Payne, Inc.	958,603
9,650		Holly Corp.	247,233
20,550	@	Mariner Energy, Inc.	291,399
43,250		Murphy Oil Corp.	2,489,903
64,700	@, @@	Nabors Industries Ltd.	1,352,230
30,250	@	Newfield Exploration Co.	1,287,440
39,450		Noble Energy, Inc.	2,602,122
35,100		Patterson-UTI Energy, Inc.	530,010
62,500	@	PetroHawk Energy Corp.	1,513,125
26,050		Pioneer Natural Resources Co.	945,355
27,450	@	Plains Exploration & Production Co.	759,267
39,600	@	Pride International, Inc.	1,205,424
39,650		Questar Corp.	1,489,254
26,750	@, L	Quicksilver Resources, Inc.	379,583
35,400		Range Resources Corp.	1,747,344
25,850		Rowan Cos., Inc.	596,360
28,150	@	SandRidge Energy, Inc.	364,824
2,640	@, L	Seahawk Drilling, Inc.	82,078
14,100		St. Mary Land & Exploration Co.	457,686
26,550		Sunoco, Inc.	755,348
31,250		Tesoro Corp.	468,125
9,450	@	Unit Corp.	389,813
11,550	@	Whiting Petroleum Corp.	665,049
			32,090,624
		Oil & Gas Services: 1.3%
66,600		BJ Services Co.	1,294,038
49,900	@	Cameron International Corp.	1,887,218
18,750	@	Dresser-Rand Group, Inc.	582,563
14,300	@	Exterran Holdings, Inc.	339,482
28,250	@	FMC Technologies, Inc.	1,475,780
22,400	@	Helix Energy Solutions Group, Inc.	335,552
12,400	@	Oceaneering International, Inc.	703,700
11,250	@	Oil States International, Inc.	395,213
4,600	@	SEACOR Holdings, Inc.	375,498
50,150		Smith International, Inc.	1,439,305
17,800	@	Superior Energy Services	400,856
			9,229,205

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 1.1%
21,350		Ball Corp.	$1,050,420
23,550		Bemis Co.	610,181
36,150	@	Crown Holdings, Inc.	983,280
7,600		Greif, Inc. - Class A	418,380
38,350	@	Owens-Illinois, Inc.	1,415,115
23,550		Packaging Corp. of America	480,420
30,050	@	Pactiv Corp.	782,803
36,350		Sealed Air Corp.	713,551
22,750		Sonoco Products Co.	626,535
24,750		Temple-Inland, Inc.	406,395
			7,487,080
		Pharmaceuticals: 1.8%
68,400		AmerisourceBergen Corp.	1,530,792
22,650	@	BioMarin Pharmaceuticals, Inc.	409,512
16,800	@	Cephalon, Inc.	978,432
26,650	@	Endo Pharmaceuticals Holdings, Inc.	603,090
68,400	@	Forest Laboratories, Inc.	2,013,696
13,900	@@	Herbalife Ltd.	455,086
56,550	@	King Pharmaceuticals, Inc.	609,044
7,900	L	Mead Johnson Nutrition Co.	356,369
69,400	@, L	Mylan Laboratories	1,111,094
12,200	@	NBTY, Inc.	482,876
26,550		Omnicare, Inc.	597,906
18,000		Perrigo Co.	611,820
24,750	@	Sepracor, Inc.	566,775
15,500	@	Valeant Pharmaceuticals International	434,930
19,250	@	VCA Antech, Inc.	517,633
23,850	@	Watson Pharmaceuticals, Inc.	873,864
			12,152,919
		Pipelines: 0.8%
160,800		El Paso Corp.	1,659,456
23,850		Oneok, Inc.	873,387
146,700		Spectra Energy Corp.	2,778,498
			5,311,341
		Real Estate: 0.3%
49,950	@	CB Richard Ellis Group, Inc.	586,413
25,000		Forest City Enterprises, Inc.	334,250
8,000		Jones Lang LaSalle, Inc.	378,960
21,000	@, L	St. Joe Co.	611,520
			1,911,143
		Retail: 5.1%
19,550	L	Abercrombie & Fitch Co.	642,804
21,600		Advance Auto Parts, Inc.	848,448
15,400	@	Aeropostale, Inc.	669,438
39,050		American Eagle Outfitters	658,383
16,750	@, L	Autonation, Inc.	302,840
7,350	@	Autozone, Inc.	1,074,717
8,700	L	Barnes & Noble, Inc.	193,314
59,650	@	Bed Bath & Beyond, Inc.	2,239,261
18,700	@	Big Lots, Inc.	467,874
12,500	@	BJ’s Wholesale Club, Inc.	452,750
23,250		Brinker International, Inc.	365,723
24,100		Burger King Holdings, Inc.	423,919
50,500	@	Carmax, Inc.	1,055,450
40,200	@	Chico’s FAS, Inc.	522,600
7,300	@, L	Chipotle Mexican Grill, Inc.	708,465
15,200	@	Copart, Inc.	504,792
30,750		Darden Restaurants, Inc.	1,049,498
19,650	@	Dick’s Sporting Goods, Inc.	440,160
20,500	@	Dollar Tree, Inc.	997,940
32,050		Family Dollar Stores, Inc.	846,120
35,500		Foot Locker, Inc.	424,225
37,250	@	GameStop Corp.	986,008
13,500		Guess ?, Inc.	500,040
51,500		JC Penney Co., Inc.	1,738,125
60,450		Limited Brands, Inc.	1,027,046
97,050		Macy’s, Inc.	1,775,045
9,750		MSC Industrial Direct Co.	424,905
38,250		Nordstrom, Inc.	1,168,155
63,350	@	Office Depot, Inc.	419,377
30,950	@	O’Reilly Automotive, Inc.	1,118,533
6,250	@	Panera Bread Co.	343,750
8,650		Penske Auto Group, Inc.	165,907
28,550		Petsmart, Inc.	620,963
11,600		Phillips-Van Heusen	496,364
28,750		RadioShack Corp.	476,388
131,150	@, L	Rite Aid Corp.	215,086
28,850		Ross Stores, Inc.	1,378,165
11,300	@, L	Sears Holding Corp.	738,003
19,250	@@	Signet Jewelers Ltd.	506,853

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
27,850		Tiffany & Co.	$1,073,061
93,650	S	TJX Cos., Inc.	3,479,098
29,450	@	Urban Outfitters, Inc.	888,507
83,100		Wendy’s/Arby’s Group, Inc. - Class A	393,063
21,900		Williams-Sonoma, Inc.	443,037
			35,264,200
		Savings & Loans: 0.7%
4,550		Capitol Federal Financial	149,786
33,800		First Niagara Financial Group, Inc.	416,754
106,300		Hudson City Bancorp., Inc.	1,397,845
78,300	L	New York Community Bancorp., Inc.	894,186
78,550		People’s United Financial, Inc.	1,222,238
18,750		TFS Financial Corp.	223,125
20,050		Washington Federal, Inc.	338,043
			4,641,977
		Semiconductors: 3.9%
126,200	@	Advanced Micro Devices, Inc.	714,292
66,800		Altera Corp.	1,370,068
66,200		Analog Devices, Inc.	1,825,796
102,600	@	Atmel Corp.	429,894
24,400	@	Cree, Inc.	896,700
32,700	@	Cypress Semiconductor Corp.	337,791
28,250	@	Fairchild Semiconductor International, Inc.	288,998
37,550	@	Integrated Device Technology, Inc.	253,838
16,400	@, L	International Rectifier Corp.	319,636
27,950		Intersil Corp.	427,915
38,900		KLA-Tencor Corp.	1,394,954
29,050	@	Lam Research Corp.	992,348
50,600		Linear Technology Corp.	1,398,078
146,150	@	LSI Logic Corp.	802,364
118,150	@, @@	Marvell Technology Group Ltd.	1,912,849
69,600		Maxim Integrated Products	1,262,544
50,850	@	MEMC Electronic Materials, Inc.	845,636
41,550		Microchip Technology, Inc.	1,101,075
194,500	@	Micron Technology, Inc.	1,594,900
52,350		National Semiconductor Corp.	747,035
22,450	@	Novellus Systems, Inc.	471,001
124,850	@	Nvidia Corp.	1,876,496
95,800	@	ON Semiconductor Corp.	790,350
51,000	@	PMC - Sierra, Inc.	487,560
26,950	@	QLogic Corp.	463,540
22,650	@, L	Rambus, Inc.	394,110
22,800	@	Rovi Corp.	766,080
10,250	@	Silicon Laboratories, Inc.	475,190
39,550	@	Teradyne, Inc.	365,838
16,700	@	Varian Semiconductor Equipment Associates, Inc.	548,428
62,600		Xilinx, Inc.	1,466,092
			27,021,396
		Software: 3.4%
14,300	@	Allscripts Healthcare Solutions, Inc.	289,861
19,850	@	Ansys, Inc.	743,780
50,700	@	Autodesk, Inc.	1,206,660
41,850	@	BMC Software, Inc.	1,570,631
31,450		Broadridge Financial Solutions ADR	632,145
88,900		CA, Inc.	1,954,911
15,200	@, L	Cerner Corp.	1,136,960
41,050	@	Citrix Systems, Inc.	1,610,392
55,200	@	Compuware Corp.	404,616
12,000		Dun & Bradstreet Corp.	903,840
72,700	@	Electronic Arts, Inc.	1,384,935
43,350		Fidelity National Information Services, Inc.	1,105,859
35,350	@	Fiserv, Inc.	1,703,870
41,450		IMS Health, Inc.	636,258
73,450	@	Intuit, Inc.	2,093,325
20,300	@	Metavante Technologies, inc.	699,944
22,650	@	MSCI, Inc. - Class A	670,893
78,400	@	Novell, Inc.	353,584
49,850	@	Nuance Communications, Inc.	745,756
43,350	@	Red Hat, Inc.	1,198,194
24,650	@	Salesforce.com, Inc.	1,403,325
18,900	@	Sybase, Inc.	735,210
			23,184,949
		Telecommunications: 2.5%
44,050	@, @@	Amdocs Ltd.	1,184,064
67,235		CenturyTel, Inc.	2,259,096
20,650	@	Ciena Corp.	336,182
14,800	@, L	Clearwire Corp.	120,324
18,900	@	CommScope, Inc.	565,677
66,200	@	Crown Castle International Corp.	2,076,032
8,550	@	EchoStar Holding Corp.	157,833
70,900		Frontier Communications Corp.	534,586
30,150		Harris Corp.	1,133,640

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
48,050	@	JDS Uniphase Corp.	$341,636
13,500	@	Leap Wireless International, Inc.	263,925
370,350	@	Level 3 Communications, Inc.	514,787
57,450	@	MetroPCS Communications, Inc.	537,732
16,400	@	NeuStar, Inc.	370,640
37,800	@	NII Holdings, Inc.	1,133,244
337,700		Qwest Communications International, Inc.	1,286,637
26,400	@	SBA Communications Corp.	713,592
20,650		Telephone & Data Systems, Inc.	640,357
90,650	@	Tellabs, Inc.	627,298
33,700	@	TW Telecom, Inc.	453,265
3,500	@	US Cellular Corp.	136,745
65,700		Virgin Media, Inc.	914,544
98,900		Windstream Corp.	1,001,857
			17,303,693
		Textiles: 0.2%
29,950		Cintas Corp.	907,785
12,800	@	Mohawk Industries, Inc.	610,432
			1,518,217
		Toys/Games/Hobbies: 0.4%
28,450		Hasbro, Inc.	789,488
11,100	@	Marvel Entertainment, Inc.	550,782
81,250		Mattel, Inc.	1,499,875
			2,840,145
		Transportation: 1.3%
9,350		Alexander & Baldwin, Inc.	300,042
38,550		CH Robinson Worldwide, Inc.	2,226,263
10,550		Con-way, Inc.	404,276
48,350		Expeditors International Washington, Inc.	1,699,503
11,750	@@, L	Frontline Ltd.	274,833
20,000		JB Hunt Transport Services, Inc.	642,600
20,700	@	Kansas City Southern	548,343
12,300	@	Kirby Corp.	452,886
11,800		Landstar System, Inc.	449,108
5,350		Overseas Shipholding Group	199,930
12,700		Ryder System, Inc.	496,062
9,550	@@	Teekay Shipping Corp.	208,859
11,800		Tidewater, Inc.	555,662
22,750	@@	UTI Worldwide, Inc.	329,420
			8,787,787
		Trucking & Leasing: 0.0%
10,750		GATX Corp.	300,463
			300,463
		Water: 0.1%
14,400		American Water Works Co., Inc.	287,136
30,750		Aqua America, Inc.	542,430
			829,566
		Total Common Stock
		(Cost $574,244,870 )	622,520,754
REAL ESTATE INVESTMENT TRUSTS: 5.3%
		Apartments: 0.8%
26,712		Apartment Investment & Management Co.	394,002
18,140		AvalonBay Communities, Inc.	1,319,322
11,700		BRE Properties, Inc.	366,210
15,100		Camden Property Trust	608,530
62,350		Equity Residential	1,914,145
6,250		Essex Property Trust, Inc.	497,375
34,068		UDR, Inc.	536,230
			5,635,814
		Diversified: 0.6%
17,400		Digital Realty Trust, Inc.	795,354
50,850		Duke Realty Corp.	610,709
23,900		Liberty Property Trust	777,467
34,802		Vornado Realty Trust	2,241,597
			4,425,127
		Forest Products & Paper: 0.3%
37,050	L	Plum Creek Timber Co., Inc.	1,135,212
17,800		Rayonier, Inc.	728,198
			1,863,410
		Healthcare: 0.8%
61,950		HCP, Inc.	1,780,443
25,050		Health Care Real Estate Investment Trust, Inc.	1,042,581
23,250		Nationwide Health Properties, Inc.	720,518
27,000		Senior Housing Properties Trust	515,970
35,150		Ventas, Inc.	1,353,275
			5,412,787
		Hotels: 0.3%
21,200	@	Hospitality Properties Trust	431,844
136,350	@	Host Hotels & Resorts, Inc.	1,604,840
			2,036,684

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Mortgage: 0.4%
122,950		Annaly Capital Management, Inc.		$2,230,313
153,200		Chimera Investment Corp.		585,224
				2,815,537
		Office Property: 0.8%
8,900		Alexandria Real Estate Equities, Inc.		483,715
31,050		Boston Properties, Inc.		2,035,328
29,350		Brandywine Realty Trust		324,024
13,000		Corporate Office Properties Trust SBI MD		479,440
27,550		Douglas Emmett, Inc.		338,314
50,450		HRPT Properties Trust		379,384
17,600		Mack-Cali Realty Corp.		569,008
17,600		SL Green Realty Corp.		771,760
				5,380,973
		Regional Malls:0.1%
18,256	L	Macerich Co.		553,704
12,000		Taubman Centers, Inc.		432,960
				986,664
		Shopping Centers: 0.5%
13,400		Federal Realty Investment Trust		822,358
86,050		Kimco Realty Corp.		1,122,092
18,200		Regency Centers Corp.		674,310
23,800		Weingarten Realty Investors		474,096
				3,092,856
		Single Tenant: 0.1%
23,700		Realty Income Corp.		607,905
				607,905
		Storage: 0.3%
30,550		Public Storage, Inc.		2,298,582
				2,298,582
		Warehouse/Industrial: 0.3%
32,950		AMB Property Corp.		756,203
101,000		Prologis		1,203,920
				1,960,123
		Total Real Estate Investment Trusts
		(Cost $33,682,097)		36,516,462
RIGHTS: 0.0%
		Pharmaceuticals: 0.0%
1,300	@@	Fresenius Kabi Pharmaceuticals Holding, Inc.		754
		Total Rights (Cost $-)		754
		Total Long-Term Investments (Cost $607,926,967)		659,037,970
SHORT-TERM INVESTMENTS: 7.6%
28,215,000	S	Affiliated Mutual Fund: 4.1%
		ING Institutional Prime Money Market Fund - Class I		28,215,000
		Total Mutual Fund (Cost $28,215,000)		28,215,000

Principal Amount				Value
		Securities Lending Collateral(CC): 3.5%
$23,766,007		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$23,766,007
268,841		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		215,073
		Total Securities Lending Collateral (Cost $24,034,848)		23,981,080
		Total Short-Term Investments (Cost $52,249,848)		52,196,080
		Total Investments in Securities (Cost $660,176,815)*	103.3%	$711,234,050
		Other Assets and Liabilities - Net	(3.3)	(22,399,922)
		Net Assets	100.0%	$688,834,128

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $672,299,306.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$62,508,274
		Gross Unrealized Depreciation		(23,573,530)
		Net Unrealized Appreciation		$38,934,744

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$622,520,754	$—	$—	$622,520,754
Real Estate Investment Trusts	36,516,462	—	—	36,516,462
Rights	754	—	—	754
Short-Term Investments	51,981,007	215,073	—	52,196,080
Total Investments, at value	$711,018,977	$215,073	$—	$711,234,050
Other Financial Instruments++ :
Futures	688,493	—	—	688,493
Total Assets	$711,707,470	$215,073	$—	$711,922,543

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING RussellTM Mid Cap Index Portfolio Open Futures Contracts on September 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	440	12/18/09	$688,493
			$688,493

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$688,493
Total	$688,493

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 88.5%
		Advertising: 0.2%
2,520	@	APAC Customer Services, Inc.	$14,893
21,810		Harte-Hanks, Inc.	301,632
13,760	@	inVentiv Health, Inc.	230,205
13,600		Marchex, Inc.	66,776
			613,506
		Aerospace/Defense: 1.3%
13,920	@	AAR Corp.	305,405
5,980	@	Aerovironment, Inc.	167,978
4,800	@	Argon ST, Inc.	91,440
7,200		Cubic Corp.	284,184
19,060		Curtiss-Wright Corp.	650,518
4,460		Ducommun, Inc.	84,339
11,730	@	Esterline Technologies Corp.	459,933
29,590	@	Gencorp, Inc.	158,602
8,500	L	Heico Corp.	368,560
6,620	@	Herley Industries, Inc.	86,391
10,900		Kaman Corp.	239,582
16,770	@	Moog, Inc.	494,715
2,280		National Presto Industries, Inc.	197,243
25,020	@	Orbital Sciences Corp.	374,549
15,560	@	Teledyne Technologies, Inc.	560,004
6,610		Triumph Group, Inc.	317,214
			4,840,657
		Agriculture: 0.4%
11,340	@, @@, L	Agfeed Industries, Inc.	60,556
3,040	L	Alico, Inc.	89,346
32,340	@	Alliance One International, Inc.	144,883
8,740		Andersons, Inc.	307,648
10,400	@	Star Scientific, Inc.	9,672
4,890	@	Tejon Ranch Co.	125,575
10,840		Universal Corp.	453,329
11,681		Vector Group Ltd.	181,990
			1,372,999
		Airlines: 0.8%
52,180	@, S	Airtran Holdings, Inc.	326,125
16,080	@	Alaska Air Group, Inc.	430,783
5,800	@	Allegiant Travel Co.	220,922
16,260	@	Hawaiian Holdings, Inc.	134,308
82,780	@	JetBlue Airways Corp.	495,024
16,450	@	Republic Airways Holdings, Inc.	153,479
22,910		Skywest, Inc.	379,848
60,190	@	UAL Corp.	554,952
62,340	@	US Airways Group, Inc.	292,998
			2,988,439
		Apparel: 1.7%
12,520	@, L	American Apparel, Inc.	43,945
23,810	@	Carter’s, Inc.	635,727
5,930		Cherokee, Inc.	142,142
4,740	L	Columbia Sportswear Co.	195,098
33,270	@	CROCS, Inc.	221,246
5,120	@	Deckers Outdoor Corp.	434,432
6,160	@	G-III Apparel Group Ltd.	87,164
25,950	@	Iconix Brand Group, Inc.	323,597
31,540		Jones Apparel Group, Inc.	565,512
13,800		K-Swiss, Inc.	121,302
8,280	@	Maidenform Brands, Inc.	132,977
11,970		Oxford Industries, Inc.	235,809
11,110	@	Perry Ellis International, Inc.	178,204
44,160	@	Quiksilver, Inc.	121,440
12,590	@	Skechers USA, Inc.	215,793
8,140	@	Steven Madden Ltd.	299,633
16,700	@	Timberland Co.	232,464
8,680	@	True Religion Apparel, Inc.	225,072
12,540	@, L	Under Armour, Inc.	348,988
6,760	@, L	Volcom, Inc.	111,405
17,970	@	Warnaco Group, Inc.	788,164
4,690		Weyco Group, Inc.	107,401
19,660		Wolverine World Wide, Inc.	488,354
			6,255,869
		Auto Manufacturers: 0.0%
28,260	@	Force Protection, Inc.	154,300
			154,300
		Auto Parts & Equipment: 0.8%
23,610		American Axle & Manufacturing Holdings, Inc.	167,159
9,850	@	Amerigon, Inc.	72,398
30,630		ArvinMeritor, Inc.	239,527

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Auto Parts & Equipment (continued)
8,150	@	ATC Technology Corp.	$161,044
19,340		Cooper Tire & Rubber Co.	339,997
52,010	@	Dana Holding Corp.	354,188
8,430	@	Dorman Products, Inc.	126,619
26,520	@	Exide Technologies	211,364
4,700	@, L	Fuel Systems Solutions, Inc.	169,153
11,050		Modine Manufacturing Co.	102,434
13,230		Spartan Motors, Inc.	68,002
9,750	@	Standard Motor Products, Inc.	148,200
11,610		Superior Industries International	164,862
25,010	@	Tenneco, Inc.	326,130
11,835		Titan International, Inc.	105,332
7,420	@, @@	Wonder Auto Technology, Inc.	89,040
			2,845,449
		Banks: 5.3%
8,750		1st Source Corp.	142,625
1,600		Alliance Financial Corp.	43,280
5,675		Arrow Financial Corp.	154,871
3,450		Bancfirst Corp.	127,409
7,280	@@	Banco Latinoamericano de Exportaciones SA	103,522
7,800	@	Bancorp, Inc.	44,616
17,200		Bank Mutual Corp.	152,048
2,810		Bank of Kentucky Financial Corp.	59,460
520		Bank of Marin Bancorp	16,292
5,990		Bank of the Ozarks, Inc.	158,915
28,750		Boston Private Financial Holdings, Inc.	187,163
2,530	L	Bridge Bancorp, Inc.	61,555
5,040		Camden National Corp.	166,522
6,490	L	Capital City Bank Group, Inc.	92,158
11,890		Cardinal Financial Corp.	97,855
3,500		Cass Information Systems, Inc.	104,510
18,420	L	Cathay General Bancorp.	149,018
8,320		Center Bancorp, Inc.	62,650
11,220		Centerstate Banks of Florida, Inc.	88,526
9,750	L	Central Pacific Financial Corp.	24,570
5,250		Century Bancorp, Inc.	113,925
9,580		Chemical Financial Corp.	208,748
3,760		Citizens & Northern Corp.	55,610
7,120		City Holding Co.	212,247
4,610	L	CNB Financial Corp.	79,154
11,710		CoBiz Financial, Inc.	58,316
8,530		Columbia Banking System, Inc.	141,172
11,190		Community Bank System, Inc.	204,441
6,760		Community Trust Bancorp., Inc.	176,909
22,820		CVB Financial Corp.	173,204
750	@	Eagle Bancorp, Inc.	7,185
37,840		East-West Bancorp., Inc.	314,072
8,050		Enterprise Financial Services Corp.	74,463
600		Farmers Capital Bank Corp.	10,728
640		First Bancorp, Inc.	11,904
7,490		First Bancorp.	135,195
31,210	@@	First Bancorp. Puerto Rico	95,191
12,230	L	First Busey Corp.	57,481
29,220		First Commonwealth Financial Corp.	165,970
4,800		First Community Bancshares, Inc.	60,576
8,780		First Financial Bancorp.	105,799
8,210	L	First Financial Bankshares, Inc.	406,067
5,950	L	First Financial Corp.	182,308
10,970		First Merchants Corp.	76,461
23,880	L	First Midwest Bancorp., Inc.	269,128
2,120		First of Long Island Corp.	56,371
8,820		First South Bancorp, Inc.	101,430
32,064		FirstMerit Corp.	610,178
45,416		FNB Corp.	322,908
20,760	L	Glacier Bancorp., Inc.	310,154
4,560		Great Southern Bancorp., Inc.	108,118
47,370	@	Guaranty Bancorp	70,108
7,650	L	Hampton Roads Bankshares, Inc.	22,032
11,320		Hancock Holding Co.	425,292
14,740		Harleysville National Corp.	78,564
3,770		Heartland Financial USA, Inc.	55,608
1,090		Heritage Financial Corp.	14,334
7,236		Home Bancshares, Inc.	158,613
8,010		IBERIABANK Corp.	364,936
7,200		Independent Bank Corp.	159,336
20,880	L	International Bancshares Corp.	340,553
10,060		Lakeland Bancorp, Inc.	75,450
6,920		Lakeland Financial Corp.	142,898
1,820		MainSource Financial Group, Inc.	12,376
20,100		MB Financial Corp.	421,497
3,770		Merchants Bancshares, Inc.	80,527
4,030	@, L	Metro Bancorp, Inc.	49,045
14,250		Nara Bancorp., Inc.	99,038

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Banks (continued)
2,300	L	National Bankshares, Inc.	$58,535
48,810	L	National Penn Bancshares, Inc.	298,229
9,800		NBT Bancorp., Inc.	220,892
620		Northrim Bancorp, Inc.	9,455
360		Norwood Financial Corp.	11,196
34,330		Old National Bancorp.	384,496
14,100	@@	Oriental Financial Group	179,070
1,970	L	Orrstown Financial Services, Inc.	76,121
17,750	L	Pacific Capital Bancorp.	25,560
9,540		PacWest Bancorp	181,737
3,510	L	Park National Corp.	204,773
8,570		Peoples Bancorp., Inc.	111,839
9,180	@	Pinnacle Financial Partners, Inc.	116,678
440		Porter Bancorp, Inc.	7,172
12,440		PrivateBancorp, Inc.	304,282
16,150		Prosperity Bancshares, Inc.	561,859
8,780		Renasant Corp.	130,383
5,510		Republic Bancorp., Inc.	109,980
9,310		S&T Bancorp, Inc.	120,658
10,140	L	Sandy Spring Bancorp, Inc.	165,079
5,930		SCBT Financial Corp.	166,633
660		Shore Bancshares, Inc.	11,042
5,800	L	Sierra Bancorp.	69,658
13,850	@	Signature Bank	401,650
4,060		Simmons First National Corp.	116,969
11,050		Smithtown Bancorp., Inc.	127,517
41,970		South Financial Group, Inc.	61,696
5,230		Southside Bancshares, Inc.	117,780
12,440		Southwest Bancorp., Inc.	174,658
10,370		StellarOne Corp.	152,958
37,050		Sterling Bancshares, Inc.	270,836
20,260	L	Sterling Financial Corp.	40,520
5,660		Suffolk Bancorp	167,593
34,020	L	Susquehanna Bancshares, Inc.	200,378
14,510	@	SVB Financial Group	627,848
7,440	L	SY Bancorp., Inc.	171,790
9,690	@	Texas Capital Bancshares, Inc.	163,180
2,160		Tompkins Financial Corp.	94,392
4,870		Tower Bancorp, Inc.	127,935
10,360	L	TowneBank	132,090
6,140		Trico Bancshares	100,696
29,600	L	Trustco Bank Corp.	185,000
22,250		Trustmark Corp.	423,863
48,670	L	UCBH Holdings, Inc.	38,936
12,690		UMB Financial Corp.	513,184
26,310		Umpqua Holdings Corp.	278,886
1,070		Union Bankshares Corp.	13,322
16,830	L	United Bankshares, Inc.	329,700
17,608	@, L	United Community Banks, Inc.	88,040
2,000		United Security Bancshares	44,380
3,260		Univest Corp. of Pennsylvania	70,644
7,010		Washington Trust Bancorp, Inc.	122,815
19,010		Webster Financial Corp.	237,055
10,570		WesBanco, Inc.	163,412
14,370		West Bancorporation, Inc.	71,275
11,190	L	Westamerica Bancorp.	581,880
18,290	@	Western Alliance Bancorp.	115,410
17,800		Wilshire Bancorp., Inc.	130,652
9,650		Wintrust Financial Corp.	269,814
			19,967,266
		Beverages: 0.1%
3,500	@	Boston Beer Co., Inc.	129,780
570	@, L	Diedrich Coffee, Inc.	13,709
4,910		Farmer Bros Co.	101,637
24,530	@, L	Heckmann Corp.	112,347
7,420	@	Peet’s Coffee & Tea, Inc.	209,467
			566,940
		Biotechnology: 2.6%
15,160	@	Acorda Therapeutics, Inc.	352,925
6,660	@, L	Affymax, Inc.	159,107
14,200	@	Alnylam Pharmaceuticals, Inc.	322,056
7,240	@	AMAG Pharmaceuticals, Inc.	316,243
27,000	@, @@, L	American Oriental Bioengineering, Inc.	131,220
31,050	@	Arena Pharmaceuticals, Inc.	138,794
10,370	@	Arqule, Inc.	47,080
3,320	@	ARYx Therapeutics, Inc.	10,392
10,490	@, L	BioCryst Pharmaceuticals, Inc.	86,438
21,880	@	Cambrex Corp.	137,844
4,650	@, L	Cardium Therapeutics, Inc.	7,533
33,570	@	Celera Corp.	209,141
187,290	@, L	Cell Therapeutics, Inc.	230,367
1,050	@, @@	China-Biotics, Inc.	16,800
4,780	@, L	Clinical Data, Inc.	79,683

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
21,320	@	Cubist Pharmaceuticals, Inc.	$430,664
66,930	@, L	Discovery Laboratories, Inc.	91,025
8,120	@	Emergent Biosolutions, Inc.	143,399
2,630	@	Enzo Biochem, Inc.	18,620
18,550	@, L	Enzon Pharmaceuticals, Inc.	153,038
42,400	@	Exelixis, Inc.	270,512
11,450	@	Facet Biotech Corp.	197,971
34,860	@, L	Geron Corp.	228,682
7,250	@, L	GTx, Inc.	92,800
23,160	@	Halozyme Therapeutics, Inc.	164,668
64,140	@, S	Human Genome Sciences, Inc.	1,207,115
12,690	@, L	Idera Pharmaceuticals, Inc.	94,033
15,460	@	Immunogen, Inc.	125,381
35,550	@	Immunomedics, Inc.	196,236
33,040	@, L	Incyte Corp.	223,020
5,900	@	Insmed, Inc.	4,838
15,270	@	InterMune, Inc.	243,251
43,180	@	Ligand Pharmaceuticals, Inc.	99,746
12,160	@	Martek Biosciences Corp.	274,694
14,630	@	Maxygen, Inc.	97,875
23,340	@	Medicines Co.	256,973
11,160	@	Micromet, Inc.	74,326
14,150	@, L	Molecular Insight Pharmaceuticals, Inc.	78,250
12,460	@	Momenta Pharmaceuticals, Inc.	132,201
1,560	@	Nanosphere, Inc.	11,170
30,040	@, L	Novavax, Inc.	118,958
19,720	@	NPS Pharmaceuticals, Inc.	79,274
440	@, L	OncoGenex Pharmaceutical, Inc.	15,840
47,630		PDL BioPharma, Inc.	375,324
13,050	@, @@	Protalix BioTherapeutics, Inc.	107,793
25,050	@	Regeneron Pharmaceuticals, Inc.	483,465
23,000	@	Repligen Corp.	115,230
22,840	@	RTI Biologics, Inc.	99,354
25,560	@, L	Sangamo Biosciences, Inc.	209,848
29,270	@	Seattle Genetics, Inc.	410,658
29,200	@, L	Sequenom, Inc.	94,316
53,120	@, L	StemCells, Inc.	86,586
37,180	@	SuperGen, Inc.	99,271
25,680	@, L	Zymogenetics, Inc.	155,107
			9,607,135
		Building Materials: 0.7%
2,710		AAON, Inc.	54,417
10,950		Apogee Enterprises, Inc.	164,469
5,240	@, L	Broadwind Energy, Inc.	41,344
2,010	@	Builders FirstSource, Inc.	8,764
15,830		Comfort Systems USA, Inc.	183,470
4,360	@	Drew Industries, Inc.	94,568
10,250		Gibraltar Industries, Inc.	136,018
12,700	@	Interline Brands, Inc.	213,995
40,880	@	Louisiana-Pacific Corp.	272,670
10,920		LSI Industries, Inc.	72,618
4,140	@, L	NCI Building Systems, Inc.	13,248
12,000		Quanex Building Products Corp.	172,320
14,460		Simpson Manufacturing Co., Inc.	365,260
8,380	L	Texas Industries, Inc.	351,876
5,400	@, L	Trex Co., Inc.	98,280
5,760		Universal Forest Products, Inc.	227,290
			2,470,607
		Chemicals: 1.8%
14,980		Aceto Corp.	98,868
10,650		American Vanguard Corp.	88,502
7,030		Arch Chemicals, Inc.	210,830
4,790		Balchem Corp.	125,977
1,370	@, @@, L	China Green Agriculture, Inc.	16,056
17,680		Ferro Corp.	157,352
7,210		Hawkins, Inc.	168,426
15,690		HB Fuller Co.	327,921
3,070	@	ICO, Inc.	14,337
7,200		Innophos Holdings, Inc.	133,200
13,290	@@	Innospec, Inc.	196,028
15,970	@	Landec Corp.	102,208
7,810		Minerals Technologies, Inc.	371,444
3,970		NewMarket Corp.	369,369
30,090		Olin Corp.	524,770
14,050	@	OM Group, Inc.	426,980
3,020	@	Omnova Solutions, Inc.	19,570
47,350	@	PolyOne Corp.	315,825
16,720	@	Rockwood Holdings, Inc.	343,930
11,620		Schulman A, Inc.	231,587
20,070		Sensient Technologies Corp.	557,344
13,390	@, @@, L	ShengdaTech, Inc.	85,160
37,810	@	Solutia, Inc.	437,840
11,750		Spartech Corp.	126,548

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
1,900		Stepan Co.	$114,152
14,670	@	Symyx Technologies	97,115
7,200		Westlake Chemical Corp.	185,040
29,160	@	WR Grace & Co.	633,938
10,310		Zep, Inc.	167,538
9,320	@, L	Zoltek Cos., Inc.	97,860
			6,745,715
		Coal: 0.2%
50,240	@	International Coal Group, Inc.	202,467
12,140	@	James River Coal Co.	231,995
24,250	@	Patriot Coal Corp.	285,180
			719,642
		Commercial Services: 5.6%
16,800		ABM Industries, Inc.	353,472
8,730		Administaff, Inc.	229,337
19,810		Advance America Cash Advance Centers, Inc.	110,936
7,730	@	Advisory Board Co.	194,332
10,100	@	Albany Molecular Research, Inc.	87,466
7,130	@	American Public Education, Inc.	247,696
11,810	@	AMN Healthcare Services, Inc.	112,313
11,190		Arbitron, Inc.	232,304
10,310	@	Asset Acceptance Capital Corp.	74,748
37,480	@, L	Avis Budget Group, Inc.	500,733
3,800	@, L	Bridgepoint Education, Inc.	57,988
6,230	@	Capella Education Co.	419,528
21,380	@	CBIZ, Inc.	159,495
13,130	@	Cenveo, Inc.	90,860
9,290		Chemed Corp.	407,738
3,390	@, @@	ChinaCast Education Corp.	24,645
11,040	@	Coinstar, Inc.	364,099
5,250	@	Consolidated Graphics, Inc.	130,988
33,510	@	Corinthian Colleges, Inc.	621,946
3,840	@	Cornell Cos., Inc.	86,170
12,380		Corporate Executive Board Co.	308,262
4,300	@	Corvel Corp.	122,120
7,500	@	CoStar Group, Inc.	309,150
690		CPI Corp.	8,604
4,660	@	CRA International, Inc.	127,171
13,510	@	Cross Country Healthcare, Inc.	125,778
20,000		Deluxe Corp.	342,000
9,640	@	Dollar Financial Corp.	154,433
8,710	@	Dollar Thrifty Automotive Group	214,179
8,230	@	DynCorp International, Inc.	148,140
8,480		Electro Rent Corp.	97,690
5,720	@	Emergency Medical Services Corp.	265,980
20,470	@	Euronet Worldwide, Inc.	491,894
8,920	@	ExlService Holdings, Inc.	132,551
8,360	@	First Advantage Corp.	155,078
8,520	@	Forrester Research, Inc.	226,973
23,140	@	Gartner, Inc.	422,768
20,940	@	Geo Group, Inc.	422,360
15,780	@	Global Cash Access, Inc.	115,352
5,160	@	Grand Canyon Education, Inc.	92,003
22,140		Great Lakes Dredge & Dock Corp.	154,537
11,560	@	H&E Equipment Services, Inc.	130,975
22,380	@	Hackett Group, Inc.	64,902
17,460		Healthcare Services Group	320,566
12,910		Heartland Payment Systems, Inc.	187,324
7,290		Heidrick & Struggles International, Inc.	169,565
12,190	@	Hill International, Inc.	86,549
10,100	@	HMS Holdings Corp.	386,123
8,350	@	Huron Consulting Group, Inc.	215,681
3,270	@	ICF International, Inc.	99,146
790	@	ICT Group, Inc.	8,295
14,830		Jackson Hewitt Tax Service, Inc.	75,633
8,360	@, L	K12, Inc.	137,773
10,930		Kelly Services, Inc.	134,439
7,400	@	Kendle International, Inc.	123,728
7,950	@	Kenexa Corp.	107,166
14,580	@	Kforce, Inc.	175,252
19,180	@	Korn/Ferry International	279,836
4,160		Landauer, Inc.	228,717
4,190	@	Lincoln Educational Services Corp.	95,867
31,610	@	Live Nation, Inc.	258,886
7,690		MAXIMUS, Inc.	358,354
9,330		McGrath Rentcorp	198,449
480	@	Medifast, Inc.	10,426
45,380	@	MoneyGram International, Inc.	142,493
7,990		Monro Muffler, Inc.	254,002
36,130	@	MPS Group, Inc.	380,088
6,910		Multi-Color Corp.	106,621
19,320	@	Navigant Consulting, Inc.	260,820
12,480	@, @@	Net 1 UEPS Technologies, Inc.	261,581

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
22,880	@	On Assignment, Inc.	$133,848
20,960	@	Parexel International Corp.	284,846
16,190	@	PHH Corp.	321,210
2,240	@, L	Pre-Paid Legal Services, Inc.	113,792
1,330	@	Providence Service Corp.	15,508
25,140	@	Rent-A-Center, Inc.	474,643
17,590	@	Resources Connection, Inc.	300,085
9,640	@	Riskmetrics Group, Inc.	140,937
15,160		Rollins, Inc.	285,766
18,320	@	RSC Holdings, Inc.	133,186
27,430		Sotheby’s	472,619
17,530	@	Spherion Corp.	108,861
4,940	@	Standard Parking Corp.	86,401
7,480	@, @@	Steiner Leisure Ltd.	267,485
25,700		Stewart Enterprises, Inc.	134,411
12,960	@	SuccessFactors, Inc.	182,347
7,200	@	Team, Inc.	122,040
14,990	@	TeleTech Holdings, Inc.	255,729
16,320	@	Ticketmaster Entertainment, Inc.	190,781
11,220	@	TNS, Inc.	307,428
1,220	@	Tree.com, Inc.	9,211
16,270	@	TrueBlue, Inc.	228,919
17,040	@	United Rentals, Inc.	175,512
11,870	@	Universal Technical Institute, Inc.	233,839
18,890	@	Valassis Communications, Inc.	337,753
8,060		Viad Corp.	160,475
1,180	@	Volt Information Sciences, Inc.	14,420
17,490		Watson Wyatt Worldwide, Inc.	761,864
15,470	@	Wright Express Corp.	456,520
			20,913,510
		Computers: 2.7%
8,910	@	3D Systems Corp.	82,239
12,340	@	3PAR, Inc.	136,110
16,660	@	Agilysys, Inc.	109,789
12,040	@	CACI International, Inc.	569,131
26,010	@	Ciber, Inc.	104,040
16,350	@, @@	Cogo Group, Inc.	100,062
8,990	@	Compellent Technologies, Inc.	162,270
1,670	@	COMSYS IT Partners, Inc.	10,688
12,050	@	Cray, Inc.	100,377
13,040	@, L	Echelon Corp.	167,825
21,570	@	Electronics for Imaging	243,094
10,880		iGate Corp.	93,350
12,350		Imation Corp.	114,485
16,410	@	Immersion Corp.	70,235
17,860	@	Insight Enterprises, Inc.	218,071
9,690	@	Integral Systems, Inc.	66,861
17,260	@	Isilon Systems, Inc.	105,286
32,260		Jack Henry & Associates, Inc.	757,142
22,610	@	LivePerson, Inc.	113,954
10,240	@	Manhattan Associates, Inc.	206,848
7,620	@	Maxwell Technologies, Inc.	140,437
36,370	@	Mentor Graphics Corp.	338,605
10,660	@	Mercury Computer Systems, Inc.	105,108
4,890		MTS Systems Corp.	142,837
3,230	@	NCI, Inc.	92,572
1,120	@, @@	Ness Technologies, Inc.	8,837
18,460	@	Netezza Corp.	207,490
11,690	@	Netscout Systems, Inc.	157,932
65,400	@, L	Palm, Inc.	1,139,922
37,390	@	Perot Systems Corp.	1,110,483
96,280	@	Quantum Corp.	121,313
12,480	@	Radiant Systems, Inc.	134,035
11,310	@	Radisys Corp.	98,284
24,980	@	Riverbed Technolgoy, Inc.	548,561
18,970	@	Silicon Graphics International Corp.	127,289
3,860	@	Smart Modular Technologies, Inc.	18,374
18,910	@	SRA International, Inc.	408,267
10,160	@, L	STEC, Inc.	298,602
7,820	@, L	Stratasys, Inc.	134,191
13,070	@	Super Micro Computer, Inc.	110,572
13,200	@	SYKES Enterprises, Inc.	274,824
13,370	@, L	Synaptics, Inc.	336,924
5,270		Syntel, Inc.	251,537
122,540	@	Unisys Corp.	327,182
			10,166,035
		Cosmetics/Personal Care: 0.3%
23,340	@	Bare Escentuals, Inc.	277,513
7,670	@	Chattem, Inc.	509,365
10,390	@	Elizabeth Arden, Inc.	122,290
1,320		Inter Parfums, Inc.	16,117
11,090	@	Revlon, Inc. - Class A	53,897
			979,182

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 1.1%
15,780	@	Beacon Roofing Supply, Inc.	$252,164
8,950	@, L	BMP Sunstone Corp.	36,427
19,540	@	Brightpoint, Inc.	170,975
9,470	@	Chindex International, Inc.	119,133
5,450	@	Core-Mark Holding Co., Inc.	155,870
18,250	@	Fossil, Inc.	519,213
7,990		Houston Wire & Cable Co.	88,290
4,890	@	MWI Veterinary Supply, Inc.	195,356
16,680		Owens & Minor, Inc.	754,770
18,470	L	Pool Corp.	410,403
10,000	@	Rentrak Corp.	178,600
9,330	@	Scansource, Inc.	264,226
6,110	@	School Specialty, Inc.	144,929
6,090	@	Titan Machinery, Inc.	76,247
7,180	@	United Stationers, Inc.	341,840
10,160		Watsco, Inc.	547,726
			4,256,169
		Diversified Financial Services: 2.1%
21,790		BGC Partners, Inc.	93,261
24,580	@	Broadpoint Gleacher Securities, Inc.	204,997
7,320		Calamos Asset Management, Inc.	95,599
6,640	L	Cohen & Steers, Inc.	159,360
3,400	@, L	Credit Acceptance Corp.	109,446
750	@	Diamond Hill Investment Group, Inc.	43,478
7,230		Duff & Phelps Corp.	138,527
611,110	@	E*Trade Financial Corp.	1,069,341
7,160	@	Encore Capital Group, Inc.	96,302
1,260		Epoch Holding Corp.	11,025
3,930		Evercore Partners, Inc.	114,835
9,840	@	FBR Capital Markets Corp.	58,351
15,410	@	FCStone Group, Inc.	74,276
9,020		Financial Federal Corp.	222,614
41,850	@, L	First Marblehead Corp.	92,070
3,860		GAMCO Investors, Inc.	176,402
25,060		GFI Group, Inc.	181,184
5,560	@, L	International Assets Holding Corp.	91,796
8,780		JMP Group, Inc.	84,815
13,120	@, L	KBW, Inc.	422,726
38,170	@	Knight Capital Group, Inc.	830,198
25,670	@	LaBranche & Co., Inc.	87,278
15,370	@	MarketAxess Holdings, Inc.	185,209
37,250	@, @@	MF Global Ltd.	270,808
18,880		National Financial Partners Corp.	164,634
8,500	@	Nelnet, Inc.	105,740
4,600	@	NewStar Financial, Inc.	15,134
16,200	@	Ocwen Financial Corp.	183,384
5,310	@@	Oppenheimer Holdings, Inc.	129,299
17,750		OptionsXpress Holdings, Inc.	306,720
9,490	@, L	Penson Worldwide, Inc.	92,433
7,120	@	Piper Jaffray Cos.	339,766
5,370	@, L	Portfolio Recovery Associates, Inc.	243,422
13,950		Sanders Morris Harris Group, Inc.	82,445
12,340	@	Stifel Financial Corp.	677,466
10,130		SWS Group, Inc.	145,872
15,740	@	Thomas Weisel Partners Group, Inc.	84,052
15,800	@	TradeStation Group, Inc.	128,770
970		US Global Investors, Inc.	11,960
580	@	Virtus Investment Partners	9,054
3,530		Westwood Holdings Group, Inc.	122,491
6,410	@, L	World Acceptance, Corp.	161,596
			7,918,136
		Electric: 1.7%
10,980		Allete, Inc.	368,599
20,730		Avista Corp.	419,161
15,050		Black Hills Corp.	378,809
6,010		Central Vermont Public Service Corp.	115,993
5,600		CH Energy Group, Inc.	248,136
23,690		Cleco Corp.	594,145
20,140	@	El Paso Electric Co.	355,874
12,790		Empire District Electric Co.	231,371
5,140	@	Enernoc, Inc.	170,442
18,020		Idacorp, Inc.	518,796
8,510		MGE Energy, Inc.	310,445
14,500		NorthWestern Corp.	354,235
12,200		Otter Tail Corp.	291,946
6,760	@	Pike Electric Corp.	80,985
31,920		PNM Resources, Inc.	372,826
26,130		Portland General Electric Co.	515,284
10,720		UIL Holdings Corp.	282,901
14,510		Unisource Energy Corp.	446,183
7,000		Unitil Corp.	157,150
			6,213,281

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 1.1%
17,790	@, L	Advanced Battery Technologies, Inc.	$77,209
12,450	@	Advanced Energy Industries, Inc.	177,288
17,110	@, L	American Superconductor Corp.	573,869
16,150		Belden CDT, Inc.	373,065
19,200	@, @@, L	China BAK Battery, Inc.	95,040
8,010		Encore Wire Corp.	178,943
18,550	@, L	Ener1, Inc.	128,366
18,860	@, L	Energy Conversion Devices, Inc.	218,399
13,960	@	EnerSys	308,795
73,390	@, L	Evergreen Solar, Inc.	140,909
13,630	@, @@	Fushi Copperweld, Inc.	115,310
46,860	@	GrafTech International Ltd.	688,842
3,870		Graham Corp.	60,179
2,510	@, @@	Harbin Electric, Inc.	42,369
8,730		Insteel Industries, Inc.	104,324
8,830	@	Littelfuse, Inc.	231,699
3,350	@	Powell Industries, Inc.	128,607
38,320	@	Power-One, Inc.	74,724
9,280	@	SatCon Technology Corp.	15,869
1,610	@	Ultralife Corp.	9,757
11,970	@, L	Universal Display Corp.	142,922
19,850	@, L	Valence Technology, Inc.	35,730
11,340		Vicor Corp.	87,545
			4,009,760
		Electronics: 2.3%
3,510		American Science & Engineering, Inc.	238,820
5,500		Analogic Corp.	203,610
5,800		Badger Meter, Inc.	224,402
5,610		Bel Fuse, Inc.	106,758
26,450	@	Benchmark Electronics, Inc.	476,100
20,110		Brady Corp.	577,559
15,340	@	Checkpoint Systems, Inc.	252,190
12,900	@, @@, L	China Security & Surveillance Technology, Inc.	92,106
14,980	@	Cogent, Inc.	151,298
9,270	@	Coherent, Inc.	216,176
13,400		CTS Corp.	124,620
12,790	@	Cymer, Inc.	497,019
13,460		Daktronics, Inc.	115,352
6,760	@	Dionex Corp.	439,197
10,290	@	Electro Scientific Industries, Inc.	137,783
7,730	@	Faro Technologies, Inc.	132,801
15,350	@	FEI Co.	378,378
9,790	@	II-VI, Inc.	249,058
20,100	@	L-1 Identity Solutions, Inc.	140,499
740	@	Measurement Specialties, Inc.	7,555
12,810		Methode Electronics, Inc.	111,063
30,390	@, L	Microvision, Inc.	167,449
3,400	@	Multi-Fineline Electronix, Inc.	97,614
10,270	@	Newport Corp.	89,965
2,520	@	NVE Corp.	133,963
7,260	@	OSI Systems, Inc.	132,785
6,780		Park Electrochemical Corp.	167,127
16,790	@	Plexus Corp.	442,249
12,320	@	Rofin-Sinar Technologies, Inc.	282,867
6,390	@	Rogers Corp.	191,508
13,550	@	Stoneridge, Inc.	95,934
26,720	@	Taser International, Inc.	126,118
14,930		Technitrol, Inc.	137,505
16,430	@	TTM Technologies, Inc.	188,452
12,280	@	Varian, Inc.	627,017
11,070		Watts Water Technologies, Inc.	334,868
23,580		Woodward Governor Co.	572,051
			8,659,816
		Energy - Alternate Sources: 0.2%
8,520	@, L	Ascent Solar Technologies, Inc.	64,241
13,940	@	Clean Energy Fuels Corp.	200,875
9,060	@, L	Comverge, Inc.	110,623
54,400	@	Evergreen Energy, Inc.	33,728
30,240	@, L	FuelCell Energy, Inc.	129,125
2,120	@	Green Plains Renewable Energy, Inc.	15,052
18,920	@, L	GT Solar International, Inc.	109,925
26,670	@	Headwaters, Inc.	103,213
30,570	@	Syntroleum Corp.	82,539
			849,321
		Engineering & Construction: 0.8%
470	@	Argan, Inc.	6,317
14,960	@	Dycom Industries, Inc.	184,008
23,410	@	EMCOR Group, Inc.	592,741
23,750	@	ENGlobal Corp.	97,850
6,770	@	Exponent, Inc.	190,711
13,040		Granite Construction, Inc.	403,458
13,190	@	Insituform Technologies, Inc.	252,457

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
1,270	@	Integrated Electrical Services, Inc.	$10,224
5,770	@	Layne Christensen Co.	184,929
4,020	@	Michael Baker Corp.	146,087
11,840	@	MYR Group, Inc./Delaware	249,706
9,260	@	Orion Marine Group, Inc.	190,200
5,960	@	Stanley, Inc.	153,291
4,650	@	Sterling Construction Co., Inc.	83,282
10,180	@	Tutor Perini Corp.	216,834
			2,962,095
		Entertainment: 0.7%
6,060	@	Ascent Media Corp.	155,136
21,900	@	Bally Technologies, Inc.	840,303
7,010	@	Carmike Cinemas, Inc.	70,871
4,050		Churchill Downs, Inc.	155,925
13,020		Cinemark Holdings, Inc.	134,887
14,690		Dover Downs Gaming & Entertainment, Inc.	83,733
3,260	@	Great Wolf Resorts, Inc.	11,638
12,250	@	Isle of Capri Casinos, Inc.	144,428
16,450		National CineMedia, Inc.	279,157
19,940	@	Pinnacle Entertainment, Inc.	203,189
21,030	@	Shuffle Master, Inc.	198,103
6,960		Speedway Motorsports, Inc.	100,154
10,060	@	Vail Resorts, Inc.	337,412
4,580	@	Youbet.com, Inc.	9,618
			2,724,554
		Environmental Control: 0.8%
6,360		American Ecology Corp.	118,932
19,530	@	Calgon Carbon Corp.	289,630
8,710	@	Clean Harbors, Inc.	490,025
31,920	@	Darling International, Inc.	234,612
12,660	@	Energy Recovery, Inc.	73,681
28,410		Energy Solutions, Inc.	261,940
7,530	@, L	Fuel Tech, Inc.	84,336
23,160	@	Metalico, Inc.	96,577
8,530		Met-Pro Corp.	82,656
13,370		Mine Safety Appliances Co.	367,809
5,480	@	Perma-Fix Environmental Services	12,823
25,150	@	Tetra Tech, Inc.	667,230
17,790	@, @@	Waste Services, Inc.	82,190
			2,862,441
		Food: 1.7%
4,040	@, L	American Dairy, Inc.	114,453
8,830	@	American Italian Pasta Co.	239,999
470		Arden Group, Inc.	56,165
12,640		B&G Foods, Inc.	103,522
6,820		Calavo Growers, Inc.	129,444
4,900	L	Cal-Maine Foods, Inc.	131,173
19,270	@	Chiquita Brands International, Inc.	311,403
5,890		Diamond Foods, Inc.	186,831
17,460	@, @@	Fresh Del Monte Produce, Inc.	394,771
12,750	@	Great Atlantic & Pacific Tea Co.	113,603
13,930	@	Hain Celestial Group, Inc.	267,038
7,300	@	HQ Sustainable Maritime Industries, Inc.	64,240
9,060		Imperial Sugar Co.	114,881
6,140		Ingles Markets, Inc.	97,196
7,200		J&J Snack Foods Corp.	310,968
8,030		Lancaster Colony Corp.	411,698
12,380		Lance, Inc.	319,652
3,550	@, L	Lifeway Foods, Inc.	39,015
3,740	@	M&F Worldwide Corp.	75,698
5,130		Nash Finch Co.	140,254
2,200	@	Overhill Farms, Inc.	13,310
17,550	L	Ruddick Corp.	467,181
7,940		Sanderson Farms, Inc.	298,862
50		Seaboard Corp.	65,001
3,530	@	Seneca Foods Corp.	96,722
21,160	@	Smart Balance, Inc.	129,922
8,790		Spartan Stores, Inc.	124,203
8,626		Tootsie Roll Industries, Inc.	205,126
12,630	@	TreeHouse Foods, Inc.	450,512
16,780	@	United Natural Foods, Inc.	401,378
2,210		Village Super Market	65,129
4,900		Weis Markets, Inc.	156,555
22,150	@	Winn-Dixie Stores, Inc.	290,608
7,620	@, @@, L	Zhongpin, Inc.	112,166
			6,498,679
		Forest Products & Paper: 0.5%
3,720	@	Boise, Inc.	19,642
14,630	@	Buckeye Technologies, Inc.	156,980
4,738	@	Clearwater Paper Corp.	195,822
4,660		Deltic Timber Corp.	213,288
18,640	@, @@	Domtar Corp.	656,501
17,610		Glatfelter	202,163

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper (continued)
10,690		Neenah Paper, Inc.	$125,821
1,600	@, L	Orchids Paper Products Co.	32,000
5,730		Schweitzer-Mauduit International, Inc.	311,483
16,410		Wausau Paper Corp.	164,100
			2,077,800
		Gas: 1.2%
2,830		Chesapeake Utilities Corp.	87,702
9,750		Laclede Group, Inc.	313,560
17,550		New Jersey Resources Corp.	637,241
18,150		Nicor, Inc.	664,109
11,740		Northwest Natural Gas Co.	489,088
29,550		Piedmont Natural Gas Co.	707,427
12,790		South Jersey Industries, Inc.	451,487
17,670		Southwest Gas Corp.	451,999
21,460		WGL Holdings, Inc.	711,184
			4,513,797
		Hand/Machine Tools: 0.4%
18,160		Baldor Electric Co.	496,494
9,670		Franklin Electric Co., Inc.	277,239
800	@	K-Tron International, Inc.	76,168
12,830		Regal-Beloit Corp.	586,459
			1,436,360
		Healthcare - Products: 4.0%
8,830	@	Abaxism, Inc.	236,203
11,830	@, L	Abiomed, Inc.	114,869
14,320	@	Accuray, Inc.	93,080
30,900	@	Affymetrix, Inc.	271,302
22,850	@	Align Technology, Inc.	324,927
21,390	@	Alphatec Holdings, Inc.	98,394
26,860	@	American Medical Systems Holdings, Inc.	454,471
10,400	@	Angiodynamics, Inc.	143,312
880		Atrion Corp.	127,072
18,690	@	ATS Medical, Inc.	50,089
7,562	@	BioMimetic Therapeutics, Inc.	92,332
2,600	@, L	Bovie Medical Corp.	20,410
19,480	@	Bruker BioSciences Corp.	207,852
24,810	@	Cardiac Science Corp.	99,240
10,450	@	CardioNet, Inc.	70,224
1,210	@, L	Cardiovascular Systems, Inc.	8,797
21,800	@	Cepheid, Inc.	288,196
12,130	@	Conceptus, Inc.	224,890
7,340	@	Conmed Corp.	140,708
14,800	@	CryoLife, Inc.	117,956
9,190	@	Cutera, Inc.	79,494
8,940	@	Cyberonics	142,504
8,230	@	Cynosure, Inc.	95,880
3,920	@, L	Delcath Systems, Inc.	19,247
15,980	@	DexCom, Inc.	126,721
10,440	@, L	Electro-Optical Sciences, Inc.	100,015
3,280	@	Endologix, Inc.	20,303
25,720	@	ev3, Inc.	316,613
4,160	@	Exactech, Inc.	65,478
5,730	@, L	Genomic Health, Inc.	125,258
8,930	@	Greatbatch, Inc.	200,657
10,370	@	Haemonetics Corp.	581,964
12,740	@	Hanger Orthopedic Group, Inc.	176,704
12,280	@	Hansen Medical, Inc.	42,980
6,043	@	HeartWare International, Inc.	181,230
5,060	@	ICU Medical, Inc.	186,512
28,590	@	Immucor, Inc.	506,043
12,100	@, L	Insulet Corp.	135,883
5,190	@	Integra LifeSciences Holdings Corp.	177,239
16,110		Invacare Corp.	358,931
5,940	@	IRIS International, Inc.	67,122
5,260	@	Kensey Nash Corp.	152,277
13,660	@	LCA-Vision, Inc.	95,757
15,780	@	Luminex Corp.	268,260
8,850	@, L	MAKO Surgical Corp.	77,526
19,760	@	Masimo Corp.	517,712
10,160	@	Medical Action Industries, Inc.	122,631
4,800	@	Merge Healthcare, Inc.	19,728
16,840		Meridian Bioscience, Inc.	421,168
9,060	@	Merit Medical Systems, Inc.	157,010
10,060	@	Micrus Endovascular Corp.	130,277
11,280	@	Natus Medical, Inc.	174,050
15,300	@, L	NuVasive, Inc.	638,928
11,670	@	NxStage Medical, Inc.	78,072
25,500	@	OraSure Technologies, Inc.	73,950
6,280	@, @@	Orthofix International NV	184,569
28,980	@	Orthovita, Inc.	127,222
8,810	@	Palomar Medical Technologies, Inc.	142,810
26,030	@	PSS World Medical, Inc.	568,235
12,200	@	Quidel Corp.	198,006

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
13,780	@, L	Rockwell Medical Technologies, Inc.	$107,208
6,610	@	Sirona Dental Systems, Inc.	196,648
5,500	@	Somanetics Corp.	88,660
6,970	@	SonoSite, Inc.	184,426
14,070	@	Spectranetics Corp.	90,189
15,520	@, L	Stereotaxis, Inc.	69,219
24,240		Steris Corp.	738,108
5,920	@, L	SurModics, Inc.	145,632
16,840	@	Symmetry Medical, Inc.	174,631
2,300	@	Synovis Life Technologies, Inc.	31,740
22,260	@	Thoratec Corp.	673,810
25,040	@	TomoTherapy, Inc.	108,423
8,010	@	Trans1, Inc.	38,528
5,910	@	Vital Images, Inc.	73,993
18,760	@	Volcano Corp.	315,543
12,780		West Pharmaceutical Services, Inc.	518,996
12,250	@	Wright Medical Group, Inc.	218,785
8,360	@	Zoll Medical Corp.	179,907
			14,993,736
		Healthcare - Services: 2.1%
5,620	@	Air Methods Corp.	183,043
12,560	@	Alliance Imaging, Inc.	71,090
4,190	@, L	Almost Family, Inc.	124,653
10,830	@, L	Amedisys, Inc.	472,513
5,350		America Service Group, Inc.	88,489
1,120	@	American Dental Partners, Inc.	15,680
21,650	@	AMERIGROUP Corp.	479,981
11,890	@	Amsurg Corp.	252,425
5,060	@	Assisted Living Concepts, Inc.	104,843
6,630	@	Bio-Reference Labs, Inc.	228,072
19,410	@, @@	Bioscrip Inc.	131,212
16,830	@	Capital Senior Living Corp.	102,663
17,740	@	Centene Corp.	335,996
6,980	@, L	Emeritus Corp.	153,211
5,070		Ensign Group, Inc.	71,132
7,200	@	Genoptix, Inc.	250,416
10,140	@	Gentiva Health Services, Inc.	253,601
34,120	@	Healthsouth Corp.	533,637
21,720	@	Healthspring, Inc.	266,070
14,820	@	Healthways, Inc.	227,042
7,170	@	IPC The Hospitalist Co., Inc.	225,497
15,100	@	Kindred Healthcare, Inc.	245,073
6,960	@	LHC Group, Inc.	208,313
15,850	@	Magellan Health Services, Inc.	492,301
9,300	@	Medcath Corp.	81,561
7,440	@	Molina Healthcare, Inc.	153,934
3,620		National Healthcare Corp.	134,990
16,490	@, L	Novamed, Inc.	74,700
10,420	@	Odyssey HealthCare, Inc.	130,250
23,660	@	Psychiatric Solutions, Inc.	633,142
4,390	@	RadNet, Inc.	11,370
6,830	@	RehabCare Group, Inc.	148,143
10,150	@	Res-Care, Inc.	144,232
9,060	@	Skilled Healthcare Group, Inc.	72,752
15,950	@	Sun Healthcare Group, Inc.	137,808
30,850	@	Sunrise Senior Living, Inc.	93,476
7,170	@	Triple-S Management Corp.	120,241
16,950	@	WellCare Health Plans, Inc.	417,818
			7,871,370
		Holding Companies - Diversified: 0.0%
10,430		Compass Diversified Trust	109,202
1,560		Primoris Services Corp.	11,248
			120,450
		Home Builders: 0.4%
28,550	@, L	Beazer Homes USA, Inc.	159,595
5,210	@	Cavco Industries, Inc.	184,955
7,470	@, @@, L	China Housing & Land Development, Inc.	28,760
27,860	@, L	Hovnanian Enterprises, Inc.	106,982
4,280	@	M/I Homes, Inc.	58,165
12,610	@	Meritage Homes Corp.	255,983
17,200		Ryland Group, Inc.	362,404
4,770		Skyline Corp.	107,611
46,530	@	Standard-Pacific Corp.	171,696
12,680	L	Winnebago Industries	186,523
			1,622,674
		Home Furnishings: 0.6%
6,390		American Woodmark Corp.	123,583
5,930	@	DTS, Inc.	162,363
8,990		Ethan Allen Interiors, Inc.	148,335
18,810		Furniture Brands International, Inc.	104,019
7,570		Hooker Furniture Corp.	102,195
13,430		Kimball International, Inc.	102,471
22,750		La-Z-Boy, Inc.	196,788

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Home Furnishings (continued)
5,190	@	Sealy Corp.	$16,608
1,300	@	Stanley Furniture Co., Inc.	13,481
30,060	L	Tempur-Pedic International, Inc.	569,336
39,670	@	Tivo, Inc.	410,981
6,400	@	Universal Electronics, Inc.	130,688
			2,080,848
		Household Products/Wares: 0.8%
30,710	@	ACCO Brands Corp.	221,726
19,370		American Greetings Corp.	431,951
2,150		Blyth, Inc.	83,270
26,350	@	Central Garden & Pet Co.	288,006
4,840		CSS Industries, Inc.	95,687
13,220		Ennis, Inc.	213,239
12,060	@	Helen of Troy Ltd.	234,326
13,130	@	Prestige Brands Holdings, Inc.	92,435
16,640		Standard Register Co.	97,843
25,270		Tupperware Corp.	1,008,778
6,640		WD-40 Co.	188,576
			2,955,837
		Insurance: 3.4%
118,330	L	AMBAC Financial Group, Inc.	198,794
21,770		American Equity Investment Life Holding Co.	152,825
5,550		American Physicians Capital, Inc.	159,896
2,520	@	American Physicians Service Group, Inc.	58,061
7,970	@	Amerisafe, Inc.	137,483
11,130		Amtrust Financial Services, Inc.	126,993
12,830	@, @@	Argo Group International Holdings Ltd.	432,114
41,270	@@	Assured Guaranty Ltd.	801,463
5,950		Baldwin & Lyons, Inc.	139,528
12,070	@, L	Citizens, Inc.	76,524
8,070	@	CNA Surety Corp.	130,734
62,500	@	Conseco, Inc.	328,750
11,820	@	Crawford & Co.	52,126
15,940		Delphi Financial Group	360,722
11,430	@, L	eHealth, Inc.	165,964
24,180		Employers Holdings, Inc.	374,306
2,480	@	Enstar Group Ltd.	154,430
8,520		FBL Financial Group, Inc.	165,544
18,000	@	First Acceptance Corp.	48,600
9,730		First Mercury Financial Corp.	129,604
12,010	@	Flagstone Reinsurance Holdings Ltd.	135,473
3,310	@	Fpic Insurance Group, Inc.	111,051
12,300	@, @@	Greenlight Capital Re Ltd.	231,240
6,330		Harleysville Group, Inc.	200,345
15,720		Horace Mann Educators Corp.	219,608
7,010		Infinity Property & Casualty Corp.	297,785
2,881		Kansas City Life Insurance Co.	89,714
3,455	L	Life Partners Holdings, Inc.	61,845
23,750	@@	Maiden Holdings Ltd.	172,663
21,080	@@	Max Re Capital Ltd.	450,480
24,450		Meadowbrook Insurance Group, Inc.	180,930
4,000		Mercer Insurance Group, Inc.	72,280
50,500	L	MGIC Investment Corp.	374,205
36,860	@@	Montpelier Re Holdings Ltd.	601,555
4,740		National Interstate Corp.	82,950
1,030		National Western Life Insurance Co.	181,259
6,080	@	Navigators Group, Inc.	334,400
50,410		Phoenix Cos., Inc.	163,833
18,940	@@	Platinum Underwriters Holdings Ltd.	678,810
16,490	@	PMA Capital Corp.	93,828
43,700		PMI Group, Inc.	185,725
10,630		Presidential Life Corp.	110,127
3,210	@, @@, L	Primus Guaranty Ltd.	13,707
12,520	@	ProAssurance Corp.	653,419
37,600	L	Radian Group, Inc.	397,808
6,750		RLI Corp.	356,265
5,370		Safety Insurance Group, Inc.	176,780
13,920	@	SeaBright Insurance Holdings, Inc.	158,966
22,390		Selective Insurance Group	352,195
5,930		State Auto Financial Corp.	106,325
8,550		Stewart Information Services Corp.	105,764
15,254		Tower Group, Inc.	372,045
22,386	@, @@	United America Indemnity Ltd.	165,433
9,570		United Fire & Casualty Co.	171,303
14,470	@	Universal American Financial Corp.	136,307
15,300		Zenith National Insurance Corp.	472,770
			12,863,654
		Internet: 3.0%
5,540	@	AboveNet, Inc.	270,130
51,160	@	Art Technology Group, Inc.	197,478
12,930	@, @@	AsiaInfo Holdings, Inc.	258,212
15,870	@	Avocent Corp.	321,685
15,010	@	Blue Coat Systems, Inc.	339,076

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Internet (continued)
5,130	@	Blue Nile, Inc.	$318,676
18,550	@	Cogent Communications Group, Inc.	209,615
9,550	@	comScore, Inc.	171,996
8,140	@	Constant Contact, Inc.	156,695
29,200	@	Cybersource Corp.	486,764
16,190	@	DealerTrack Holdings, Inc.	306,153
15,490	@	Digital River, Inc.	624,557
57,810	@	Drugstore.Com	140,478
36,650		Earthlink, Inc.	308,227
17,570	@	eResearch Technology, Inc.	122,990
6,802	@, @@	Global Sources Ltd.	46,730
9,040	@	GSI Commerce, Inc.	174,562
7,340	@	i2 Technologies, Inc.	117,734
970	L	Imergent, Inc.	7,644
12,360	@	Infospace, Inc.	95,666
26,070	@	Internap Network Services Corp.	83,685
9,570	@	Internet Brands, Inc.	76,369
11,000	@	Internet Capital Group, Inc.	91,960
19,120	@	j2 Global Communications, Inc.	439,951
9,360	@	Keynote Systems, Inc.	88,265
12,100	@	Knot, Inc.	132,132
9,950	@	Limelight Networks, Inc.	40,397
6,030	@	Lionbridge Technologies	15,678
7,240	@	Liquidity Services, Inc.	74,717
10,690	@	LoopNet, Inc.	96,638
10,310	@, @@, L	Mercadolibre, Inc.	396,523
20,390	@	Moduslink Global Solutions, Inc.	164,955
52,500	@	Move, Inc.	141,750
15,010	@	NIC, Inc.	133,439
12,340	L	Nutri/System, Inc.	188,308
17,940	@	Online Resources Corp.	110,690
1,600	@	OpenTable, Inc.	44,096
31,140	@	Openwave Systems, Inc.	80,964
4,190	@	Orbitz Worldwide, Inc.	25,894
5,810	@	Overstock.com, Inc.	85,233
15,850	@	PC-Tel, Inc.	99,063
13,330	@	Perficient, Inc.	110,239
24,110	@, L	Rackspace Hosting, Inc.	411,317
31,900	@	RealNetworks, Inc.	118,668
20,570	@	S1 Corp.	127,123
1,443	@	Safeguard Scientifics, Inc.	15,830
36,100	@	Sapient Corp.	290,244
6,010	@	Shutterfly, Inc.	99,946
22,120	@	SonicWALL, Inc.	185,808
8,420	@	Sourcefire, Inc.	180,777
8,930	@	Stamps.com, Inc.	82,603
36,950	@	support.com, Inc.	88,680
22,180	@	TeleCommunication Systems, Inc.	185,425
20,730	@	Terremark Worldwide, Inc.	128,941
75,500	@	TIBCO Software, Inc.	716,495
26,683		United Online, Inc.	214,531
1,370	@	US Auto Parts Network, Inc.	7,467
31,850	@	Valueclick, Inc.	420,102
10,230	@	Vasco Data Security Intl.	75,907
5,910	@	Vocus, Inc.	123,460
12,010	@	Web.com Group, Inc.	85,151
15,570	@	Websense, Inc.	261,576
			11,216,065
		Investment Companies: 0.7%
69,070	L	Allied Capital Corp.	212,045
78,390	L	American Capital Ltd.	253,200
56,660		Apollo Investment Corp.	541,103
35,010		Ares Capital Corp.	385,810
8,900		BlackRock Kelso Capital Corp.	66,038
1,200		Capital Southwest Corp.	92,100
9,120		Fifth Street Finance Corp	99,682
11,390		Gladstone Capital Corp.	101,713
1,900		Gladstone Investment Corp.	9,215
15,500	@, L	Harris & Harris Group, Inc.	96,875
17,805		Hercules Technology Growth Capital, Inc.	174,845
11,360	L	Kohlberg Capital Corp.	68,501
26,950	@	MCG Capital Corp.	112,921
10,650		MVC Capital, Inc.	93,507
19,020		NGP Capital Resources Co.	138,085
10,980		PennantPark Investment Corp.	89,048
13,590	L	Prospect Capital Corp.	145,549
44	@	Teton Advisors, Inc.	121
2,400		Triangle Capital Corp.	29,616
			2,709,974
		Iron/Steel: 0.0%
4,120	@, @@, L	China Precision Steel, Inc.	11,206
2,500	@	Universal Stainless & Alloy	45,625
			56,831

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.6%
9,690		Ambassadors Group, Inc.	$151,649
39,460		Brunswick Corp.	472,731
26,100		Callaway Golf Co.	198,621
15,350	@	Interval Leisure Group, Inc.	191,568
13,800	@, L	Life Time Fitness, Inc.	387,090
11,450	L	Marine Products Corp.	63,319
12,680		Polaris Industries, Inc.	517,090
16,300	@	Town Sports International Holdings, Inc.	40,913
6,410	@, @@	Universal Travel Group	82,689
			2,105,670
		Lodging: 0.2%
8,530		Ameristar Casinos, Inc.	134,603
12,290	@, L	Gaylord Entertainment Co.	247,029
9,130		Marcus Corp.	116,773
1,120	@	Monarch Casino & Resort, Inc.	12,051
22,400	@@	Orient-Express Hotels Ltd.	257,824
			768,280
		Machinery - Construction & Mining: 0.1%
8,060	@	Astec Industries, Inc.	205,288
			205,288
		Machinery - Diversified: 1.3%
9,140		Albany International Corp.	177,316
9,830	@	Altra Holdings, Inc.	109,998
17,610		Applied Industrial Technologies, Inc.	372,628
19,120		Briggs & Stratton Corp.	371,119
4,430		Cascade Corp.	118,458
11,400	@	Chart Industries, Inc.	246,126
16,340		Cognex Corp.	267,649
5,840	@	Columbus McKinnon Corp.	88,476
5,390	L	Gorman-Rupp Co.	134,265
24,550	@	Intermec, Inc.	346,155
9,040	@	Intevac, Inc.	121,498
8,530	@, L	iRobot Corp.	105,004
8,690	@	Kadant, Inc.	105,410
4,700	L	Lindsay Manufacturing Co.	185,086
6,656	@	Middleby Corp.	366,147
2,950		Nacco Industries, Inc.	177,207
13,810		Nordson Corp.	774,603
27,960	@, L	Raser Technologies, Inc.	42,779
10,720		Robbins & Myers, Inc.	251,706
9,500		Sauer-Danfoss, Inc.	72,865
9,210	@	Tecumseh Products Co.	104,349
6,930		Tennant Co.	201,386
870		Twin Disc, Inc.	10,849
			4,751,079
		Media: 0.5%
11,830	@	Acacia Research - Acacia Technologies	103,039
61,400		Belo Corp.	332,174
20,530	@	CKX, Inc.	137,756
5,220		Courier Corp.	79,083
8,450	@	DG FastChannel, Inc.	176,943
11,260	@	Dolan Media Co.	135,007
5,770	@	Fisher Communications, Inc.	104,899
2,870	@	Lin TV Corp.	13,575
2,120	@	Lodgenet Entertainment Corp.	16,006
22,860	@, L	Martha Stewart Living Omnimedia	143,104
23,780	@	Mediacom Communications Corp.	136,973
23,740	@	Playboy Enterprises, Inc.	71,695
10,270		Scholastic Corp.	249,972
32,150		Sinclair Broadcast Group, Inc.	115,097
12,230		World Wrestling Entertainment, Inc.	171,342
			1,986,665
		Metal Fabricate/Hardware: 0.9%
5,870		AM Castle & Co.	58,348
3,270		Ampco-Pittsburgh Corp.	86,949
8,680		CIRCOR International, Inc.	245,297
4,110		Dynamic Materials Corp.	82,036
460		Eastern Co	7,314
19,760	@	Furmanite Corp.	85,166
4,960	@	Haynes International, Inc.	157,827
10,800		Kaydon Corp.	350,136
8,270	@	Ladish Co., Inc.	125,125
4,120		Lawson Products	71,729
4,300	@	LB Foster Co.	131,494
15,400		Mueller Industries, Inc.	367,598
62,640		Mueller Water Products, Inc.	343,267
3,760	@	Northwest Pipe Co.	126,073
3,030		Olympic Steel, Inc.	86,931
9,200	@	RBC Bearings, Inc.	214,636
11,730	@	RTI International Metals, Inc.	292,194
3,840		Sun Hydraulics Corp.	80,870
25,500		Worthington Industries	354,450
			3,267,440

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Mining: 0.7%
22,640	@	Allied Nevada Gold Corp.	$221,646
10,160		Amcol International Corp.	232,562
8,170	@	Brush Engineered Materials, Inc.	199,838
11,130	@, L	Century Aluminum Co.	104,066
26,030	@	Coeur d’Alene Mines Corp.	533,615
33,990	@, L	General Moly, Inc.	107,069
67,150	@, L	Hecla Mining Co.	294,789
18,870	@	Horsehead Holding Corp.	221,156
6,900		Kaiser Aluminum Corp.	250,884
11,800	@, @@, L	Paramount Gold and Silver Corp.	16,166
18,740	@	Stillwater Mining Co	125,933
26,190	@, L	Uranium Energy Corp.	77,261
36,020	@	US Gold Corp.	104,098
42,580	@, L	USEC, Inc.	199,700
			2,688,783
		Miscellaneous Manufacturing: 2.0%
23,790		Actuant Corp.	382,067
16,400		Acuity Brands, Inc.	528,244
3,920		Ameron International Corp.	274,322
8,400		AO Smith Corp.	320,040
4,780	@	AZZ, Inc.	192,013
20,750		Barnes Group, Inc.	354,618
15,850	@	Blount International, Inc.	150,100
11,230	@	Ceradyne, Inc.	205,846
8,760	@, @@, L	China Fire & Security Group, Inc.	168,192
20,330		Clarcor, Inc.	637,549
8,930	@	Colfax Corp.	94,926
94,390	L	Eastman Kodak Co.	451,184
5,490	@	EnPro Industries, Inc.	125,501
10,800	@	ESCO Technologies, Inc.	425,520
22,940		Federal Signal Corp.	164,939
4,050		Freightcar America, Inc.	98,415
2,580	@	GenTek, Inc.	98,143
1,330	@	GP Strategies Corp.	9,962
12,530	@	Griffon Corp.	126,177
39,560	@	Hexcel Corp.	452,566
9,870		John Bean Technologies Corp.	179,338
8,410		Koppers Holdings, Inc.	249,357
6,720	@	LSB Industries, Inc.	104,630
12,030		Matthews International Corp. - Class A	425,621
7,530	@	Metabolix, Inc.	77,408
6,250		Movado Group, Inc.	90,813
10,490		Myers Industries, Inc.	112,977
6,970		NL Industries, Inc.	46,699
6,120	@	PMFG, Inc.	78,703
9,820	@	Polypore International, Inc.	126,776
6,660		Raven Industries, Inc.	178,022
23,270	@	Smith & Wesson Holding Corp.	121,702
8,400		Standex International Corp.	166,572
7,590	L	Sturm Ruger & Co., Inc.	98,215
10,960		Tredegar Corp.	158,920
			7,476,077
		Office Furnishings: 0.3%
23,000		Herman Miller, Inc.	388,930
14,870		HNI, Corp.	350,932
16,320		Interface, Inc.	135,456
22,640		Knoll, Inc.	236,135
13,100		Steelcase, Inc.	81,351
			1,192,804
		Oil & Gas: 2.2%
2,920	@	Apco Oil and Gas International, Inc.	66,926
15,100	@	Arena Resources, Inc.	536,050
11,920	@	Atlas Energy, Inc.	322,674
12,370	@, L	ATP Oil & Gas Corp.	221,299
20,090		Berry Petroleum Co.	538,010
14,680	@	Bill Barrett Corp.	481,357
29,270	@, L	BPZ Energy, Inc.	220,110
31,780	@	Brigham Exploration Co.	288,562
3,860	@	Bronco Drilling Co., Inc.	25,283
10,680	@	Carrizo Oil & Gas, Inc.	261,553
28,630	@, L	Cheniere Energy, Inc.	83,886
5,760	@	Contango Oil & Gas Co.	294,106
11,200	@	CVR Energy, Inc.	139,328
7,970		Delek US Holdings, Inc.	68,303
62,500	@	Delta Petroleum Corp.	109,375
56,350	@	Endeavour International Corp.	68,184
28,990	@	FX Energy, Inc.	93,638
10,400	@, L	GMX Resources, Inc.	163,384
9,540	@, L	Goodrich Petroleum Corp.	246,227
91,720	@, @@	Gran Tierra Energy, Inc.	381,555
12,500	@	Gulfport Energy Corp.	109,250

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
21,300	@	Harvest Natural Resources, Inc.	$109,269
14,040	@	Hercules Offshore, Inc.	68,936
22,670	@, L	McMoRan Exploration Co.	171,159
10,920	@	Northern Oil And Gas, Inc.	91,728
90,020	@, @@, L	Oilsands Quest, Inc.	101,723
3,490		Panhandle Oil and Gas, Inc.	74,546
35,410	@	Parallel Petroleum Corp.	112,250
50,100	@	Parker Drilling Co.	273,546
16,580		Penn Virginia Corp.	379,848
5,910	@	Petroleum Development Corp.	110,281
19,110	@	Petroquest Energy, Inc.	124,024
22,400	@	Pioneer Drilling Co.	164,416
16,080	@	Rex Energy Corp.	134,268
20,470	@	Rosetta Resources, Inc.	300,704
12,130	@	Stone Energy Corp.	197,840
6,140	@	Sulphco, Inc.	8,412
12,510	@	Swift Energy Co.	296,237
10,600	@	Toreador Resources Corp.	105,894
27,520	@	Vaalco Energy, Inc.	126,592
12,990	@	Venoco, Inc.	149,515
7,990		W&T Offshore, Inc.	93,563
32,670	@	Warren Resources, Inc.	96,703
12,180	@	Western Refining, Inc.	78,561
8,480	@, L	Zion Oil & Gas, Inc.	82,765
			8,171,840
		Oil & Gas Services: 1.3%
36,060	@, L	Allis-Chalmers Energy, Inc.	157,222
14,920	@	Basic Energy Services, Inc.	126,671
920	@	Bolt Technology Corp.	11,564
51,650	@	Boots & Coots, Inc.	83,157
17,930	@	Cal Dive International, Inc.	177,328
8,130		CARBO Ceramics, Inc.	419,102
19,290	@	Complete Production Services, Inc.	217,977
3,770	@	Dawson Geophysical Co.	103,223
12,580	@	Dril-Quip, Inc.	624,471
39,360	@	Global Industries Ltd.	373,920
4,640		Gulf Island Fabrication, Inc.	86,954
10,290	@	Hornbeck Offshore Services, Inc.	283,592
25,780	@	ION Geophysical Corp.	90,746
49,260	@	Key Energy Services, Inc.	428,562
6,410		Lufkin Industries, Inc.	340,884
12,010	@	Matrix Service Co.	130,549
8,150	@	NATCO Group, Inc.	360,882
4,960	@	Natural Gas Services Group, Inc.	87,395
29,890	@	Newpark Resources	95,947
2,400	@	OYO Geospace Corp.	61,992
12,490		RPC, Inc.	130,895
8,210	@, L	Superior Well Services, Inc.	79,473
7,390	@	T-3 Energy Services, Inc.	145,583
22,670	@	Tetra Technologies, Inc.	219,672
5,950	@	Union Drilling, Inc.	45,458
10,750	@	Willbros Group, Inc.	163,723
			5,046,942
		Packaging & Containers: 0.4%
3,340	@	AEP Industries, Inc.	133,266
5,960	@	Bway Holding Co.	110,320
44,830	@	Graphic Packaging Holding Co.	103,557
14,780		Rock-Tenn Co.	696,286
10,870		Silgan Holdings, Inc.	573,175
			1,616,604
		Pharmaceuticals: 2.7%
37,700	@	Adolor, Corp.	59,943
36,370	@	Alkermes, Inc.	334,240
24,530	@	Allos Therapeutics, Inc.	177,843
4,250	@	Amicus Therapeutics, Inc.	37,188
5,930	@	Ardea Biosciences, Inc.	108,638
14,230	@	Array Biopharma, Inc.	33,867
16,870	@	Auxilium Pharmaceuticals, Inc.	577,123
10,730	@, L	Cadence Pharmaceuticals, Inc.	118,674
13,650	@	Catalyst Health Solutions, Inc.	397,898
4,700	@, @@, L	China Sky One Medical, Inc.	61,993
1,610	@	Cornerstone Therapeutics, Inc.	10,546
2,300	@	Cumberland Pharmaceuticals, Inc.	37,237
19,340	@	Cypress Bioscience, Inc.	158,008
34,050	@	Depomed, Inc.	148,799
35,910	@	Durect Corp.	95,880
23,860	@	Dyax Corp.	85,657
13,650	@, L	Hemispherx Biopharma, Inc.	27,300
910	@	Hi-Tech Pharmacal Co., Inc.	20,420
11,290	@	I-Flow Corp.	128,593
9,680	@	Impax Laboratories, Inc.	84,603
16,170	@	Inspire Pharmaceuticals, Inc.	84,407
35,420	@	Isis Pharmaceuticals, Inc.	516,069

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
8,080	@	ISTA Pharmaceuticals, Inc.	$36,037
6,980	@, L	Javelin Pharmaceuticals, Inc.	13,611
26,300	@	KV Pharmaceutical Co.	80,741
3,080	@, L	Mannatech, Inc.	11,796
22,810	@, L	MannKind Corp.	224,679
26,700		Medicis Pharmaceutical Corp.	570,045
11,280	@, L	Medivation, Inc.	306,139
18,860	@	Myriad Pharmaceuticals, Inc.	110,520
26,420	@	Nabi Biopharmaceuticals	94,848
33,420	@	Nektar Therapeutics	325,511
5,910	@	Neogen Corp.	190,834
18,720	@	Neurocrine Biosciences, Inc.	57,096
1,580	@, L	NeurogesX, Inc.	12,640
11,440	@	Obagi Medical Products, Inc.	132,704
23,060	@	Onyx Pharmaceuticals, Inc.	691,108
4,850	@	Opko Health, Inc.	11,058
11,790	@, L	Optimer Pharmaceuticals, Inc.	159,519
14,100	@	Orexigen Therapeutics, Inc.	138,885
7,010	@, L	Osiris Therapeutics, Inc.	46,687
16,730	@	Pain Therapeutics, Inc.	84,654
13,670	@	Par Pharmaceutical Cos., Inc.	294,042
8,080	@	Pharmasset, Inc.	170,811
12,110	@	PharMerica Corp.	224,883
11,450	@, L	Poniard Pharmaceuticals, Inc.	85,646
11,010	@	Pozen, Inc.	81,034
13,760	@	Progenics Pharmaceuticals, Inc.	72,102
22,180	@	Questcor Pharmaceuticals, Inc.	122,434
14,750	@	Rigel Pharmaceuticals, Inc.	120,950
15,930	@	Salix Pharmaceuticals Ltd.	338,672
23,600	@	Santarus, Inc.	77,644
24,940	@	Savient Pharmaceuticals, Inc.	379,088
8,100	@	Schiff Nutrition International, Inc.	42,201
14,720	@, L	SIGA Technologies, Inc.	116,141
15,890	@, L	Spectrum Pharmaceuticals, Inc.	106,940
3,460	@	Synta Pharmaceuticals Corp.	10,726
7,890	@, L	Synutra International, Inc.	108,172
20,960	@	Theravance, Inc.	306,854
3,600	@, L	USANA Health Sciences, Inc.	122,796
10,300	@	Vanda Pharmaceuticals, Inc.	119,892
28,240	@	Viropharma, Inc.	271,669
22,670	@, L	Vivus, Inc.	236,902
11,090	@	Xenoport, Inc.	235,441
			10,249,078
		Pipelines: 0.0%
23,970		Crosstex Energy, Inc.	126,562
			126,562
		Real Estate: 0.2%
3,680	@	Avatar Holdings, Inc.	69,920
2,010	L	Consolidated-Tomoka Land Co.	76,983
15,970	@	Forestar Real Estate Group, Inc.	274,365
19,820	@	Hilltop Holdings, Inc.	242,993
			664,261
		Retail: 5.6%
21,210	@	99 Cents Only Stores	285,275
15,880	@	AFC Enterprises	133,710
2,000	@	Allion Healthcare, Inc,	11,700
4,610	@	America’s Car-Mart, Inc.	110,410
21,220	@	AnnTaylor Stores Corp.	337,186
12,380		Asbury Automotive Group, Inc.	156,978
14,410		Bebe Stores, Inc.	106,058
8,150		Big 5 Sporting Goods Corp.	123,065
6,630	@	BJ’s Restaurants, Inc.	99,384
12,230		Bob Evans Farms, Inc.	355,404
1,150		Books-A-Million, Inc.	13,846
47,350	@	Borders Group, Inc.	147,259
13,310		Brown Shoe Co., Inc.	106,746
8,930		Buckle, Inc.	304,870
7,200	@, L	Buffalo Wild Wings, Inc.	299,592
2,200	@	Build-A-Bear Workshop, Inc.	10,714
12,380	@, L	Cabela’s, Inc.	165,149
6,770	@	California Pizza Kitchen, Inc.	105,747
1,650	@, L	Caribou Coffee Co., Inc.	11,913
20,090		Casey’s General Stores, Inc.	630,424
11,780		Cash America International, Inc.	355,285
12,420		Cato Corp.	252,002
8,390	@	CEC Entertainment, Inc.	216,965
51,940	@, L	Charming Shoppes, Inc.	255,025
27,160	@	Cheesecake Factory	503,003
9,320	@	Childrens Place Retail Stores, Inc.	279,227
11,530		Christopher & Banks Corp.	78,058
6,260	@	Citi Trends, Inc.	178,222
18,110		CKE Restaurants, Inc.	189,974
28,770	@	Coldwater Creek, Inc.	235,914

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
25,880	@	Collective Brands, Inc.	$448,500
5,520	@, L	Conn’s, Inc.	62,321
8,730		Cracker Barrel Old Country Store	300,312
46,510	@	Denny’s Corp.	123,717
580	@	Destination Maternity Corp.	10,515
23,310		Dillard’s, Inc.	328,671
6,800	L	DineEquity, Inc.	168,300
16,310	@	Domino’s Pizza, Inc.	144,180
15,370	@, L	Dress Barn, Inc.	275,584
4,750	@	DSW, Inc.	75,858
17,710	@	Ezcorp, Inc.	241,919
5,570	@	FGX Internationall Holdings Ltd.	77,702
17,939		Finish Line	182,260
8,750	@	First Cash Financial Services, Inc.	149,888
13,790		Fred’s, Inc.	175,547
4,660	@, @@, L	Fuqi International, Inc.	136,445
2,220	@	Gaiam, Inc.	15,496
7,730	@	Genesco, Inc.	186,061
8,260		Group 1 Automotive, Inc.	221,781
10,880	@	Gymboree Corp.	526,374
550		Haverty Furniture Cos., Inc.	6,496
7,850	@, L	hhgregg, Inc.	132,979
10,850	@, L	Hibbett Sporting Goods, Inc.	197,796
20,030	@	HOT Topic, Inc.	150,025
16,100	@	HSN, Inc.	262,108
19,070	@, L	J Crew Group, Inc.	683,087
23,770	@	Jack in the Box, Inc.	487,047
9,630	@	Jo-Ann Stores, Inc.	258,373
8,740	@	JoS. A Bank Clothiers, Inc.	391,290
7,750		Kenneth Cole Productions, Inc.	77,733
8,460	@	Kirkland’s, Inc.	120,555
20,700	@	Krispy Kreme Doughnuts, Inc.	73,899
6,300	@	Landry’s Restaurants, Inc.	66,150
1,190	@	Lithia Motors, Inc.	18,552
27,420		Liz Claiborne, Inc.	135,181
16,130	@, @@, L	Lululemon Athletica, Inc.	366,958
5,930	@	Lumber Liquidators, Inc.	128,622
9,000	@	McCormick & Schmick’s Seafood Restaurants, Inc.	66,960
19,980		Men’s Wearhouse, Inc.	493,506
14,670	@	New York & Co., Inc.	75,110
20,570		Nu Skin Enterprises, Inc.	381,162
13,600	@	O’Charleys, Inc.	127,432
25,150		OfficeMax, Inc.	316,387
29,240	@	Pacific Sunwear of California	150,586
11,210	@	Pantry, Inc.	175,773
9,360	@	Papa John’s International, Inc.	229,975
14,670	@	PC Mall, Inc.	100,636
18,400		PEP Boys-Manny Moe & Jack	179,768
10,200		PetMed Express, Inc.	192,270
8,570	@, S	PF Chang’s China Bistro, Inc.	291,123
35,510	@	Pier 1 Imports, Inc.	137,424
6,760		Pricesmart, Inc.	126,750
6,600	@	Red Robin Gourmet Burgers, Inc.	134,772
20,710		Regis Corp.	321,005
7,880	@	Rex Stores Corp.	85,892
18,130	@	Ruby Tuesday, Inc.	152,655
12,300	@	Rush Enterprises, Inc. - Class A	158,916
35,700	@, L	Saks, Inc.	243,474
33,400	@	Sally Beauty Holdings, Inc.	237,474
14,110	L	Sonic Automotive, Inc.	148,155
20,980	@	Sonic Corp.	232,039
1,130		Sport Supply Group, Inc.	11,515
14,760		Stage Stores, Inc.	191,290
1,420	@	Steak N Shake Co.	16,713
9,050	@	Stein Mart, Inc.	115,026
6,190	@	Steinway Musical Instruments	73,475
5,320	@	Systemax, Inc.	64,532
21,210	L	Talbots, Inc.	195,768
20,270	@	Texas Roadhouse, Inc.	215,267
13,030	@	Tractor Supply Co.	630,913
3,160	@	Tuesday Morning Corp.	13,146
13,520	@	Tween Brands, Inc.	113,433
10,600	@	Ulta Salon Cosmetics & Fragrance, Inc.	175,006
1,490	@	West Marine, Inc.	11,711
36,320	@	Wet Seal, Inc.	137,290
11,420		World Fuel Services Corp.	548,959
19,190	@, L	Zale Corp.	137,209
9,050	@	Zumiez, Inc.	148,511
			21,026,395
		Savings & Loans: 1.0%
33,930		Astoria Financial Corp.	374,587
12,800	@	Beneficial Mutual Bancorp, Inc.	116,864
5,460		Berkshire Hills Bancorp., Inc.	119,792

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Savings & Loans (continued)
25,240		Brookline Bancorp., Inc.	$245,333
10,480		Danvers Bancorp, Inc.	142,423
10,260		Dime Community Bancshares	117,272
6,210		ESB Financial Corp.	83,152
10,150		ESSA Bancorp, Inc.	134,082
890		First Defiance Financial Corp.	13,270
12,160		First Financial Northwest, Inc.	70,771
8,600		Flushing Financial Corp.	98,040
1,310		Home Federal Bancorp, Inc.	14,960
16,700	@	Investors Bancorp, Inc.	177,187
720	@	Meridian Interstate Bancorp, Inc.	6,120
2,840	L	NASB Financial, Inc.	74,692
42,440		NewAlliance Bancshares, Inc.	454,108
10,130		Northfield Bancorp, Inc.	129,664
10,120		Northwest Bancorp, Inc.	231,141
6,420		OceanFirst Financial Corp.	74,472
5,950		Oritani Financial Corp.	81,158
22,970		Provident Financial Services, Inc.	236,361
7,920		Provident New York Bancorp	75,636
6,606		Rockville Financial, Inc.	71,015
8,670		Roma Financial Corp.	107,768
11,490		United Financial Bancorp, Inc.	133,054
6,040		ViewPoint Financial Group	84,802
14,060		Westfield Financial, Inc.	119,088
3,380		WSFS Financial Corp.	90,043
			3,676,855
		Semiconductors: 3.2%
10,310	@	Actel Corp.	125,473
22,930	@	Advanced Analogic Technologies, Inc.	91,032
46,650	@	Amkor Technology, Inc.	320,952
31,480	@	Anadigics, Inc.	148,271
26,630	@	Applied Micro Circuits Corp.	266,034
11,770	@	ATMI, Inc.	213,626
29,430	@	Brooks Automation, Inc.	227,494
9,310	@	Cabot Microelectronics Corp.	324,547
14,220	@	Cavium Networks, Inc.	305,303
12,080	@	Ceva, Inc.	129,860
30,120	@	Cirrus Logic, Inc.	167,467
9,320		Cohu, Inc.	126,379
14,060	@	Diodes, Inc.	254,345
11,050	@	DSP Group, Inc.	89,947
49,920	@, L	Emcore Corp.	64,896
33,540	@	Emulex Corp.	345,127
56,200	@	Entegris, Inc.	278,190
4,460	@	Entropic Communications, Inc.	12,220
19,640	@	Exar Corp.	144,354
18,500	@	Formfactor, Inc.	442,520
8,140	@	Hittite Microwave Corp.	299,389
11,470	@	Intellon Corp.	81,322
11,320		IXYS Corp.	96,333
32,410	@	Kopin Corp.	155,568
25,980	@	Kulicke & Soffa Industries, Inc.	156,659
51,330	@	Lattice Semiconductor Corp.	115,493
22,790		Micrel, Inc.	185,739
31,250	@	Microsemi Corp.	493,438
33,430	@	Microtune, Inc.	60,843
25,680	@	MIPS Technologies, Inc.	96,814
21,590	@	MKS Instruments, Inc.	416,471
12,570	@	Monolithic Power Systems, Inc.	294,767
7,910	@	Netlogic Microsystems, Inc.	355,950
20,140	@	Omnivision Technologies, Inc.	327,879
7,340	@	Pericom Semiconductor Corp.	72,005
14,950	@	Photronics, Inc.	70,863
19,740	@	PLX Technology, Inc.	66,524
12,160		Power Integrations, Inc.	405,293
11,930	@, L	Rubicon Technology, Inc.	177,041
14,030	@	Rudolph Technologies, Inc.	103,822
1,890	@	Semitool, Inc.	15,971
25,540	@	Semtech Corp.	434,435
10,900	@, L	Sigma Designs, Inc.	158,377
36,700	@	Silicon Image, Inc.	89,181
69,140	@	Skyworks Solutions, Inc.	915,414
7,430	@	Standard Microsystems Corp.	172,450
5,370	@	Supertex, Inc.	161,100
9,690	@	Techwell, Inc.	106,396
22,010	@	Tessera Technologies, Inc.	613,859
57,280	@, L	Triquint Semiconductor, Inc.	442,202
10,410	@	Ultratech, Inc.	137,724
15,960	@	Veeco Instruments, Inc.	372,187
8,770	@	Volterra Semiconductor Corp.	161,105
22,210	@	Zoran Corp.	255,859
			12,146,510

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Software: 4.6%
23,860	@	Accelrys, Inc.	$138,388
13,300	@	ACI Worldwide, Inc.	201,229
28,630	@	Actuate Corp.	165,481
22,150		Acxiom Corp.	209,539
6,520	@, L	Advent Software, Inc.	262,430
16,600	@	American Reprographics Co.	158,032
20,270		American Software, Inc.	132,363
3,920	@	AMICAS, Inc.	14,112
6,670	@	ArcSight, Inc.	160,547
34,190	@	Ariba, Inc.	396,604
12,960	@	Athenahealth, Inc.	497,275
10,250	@	Avid Technology, Inc.	144,423
17,480		Blackbaud, Inc.	405,536
13,940	@	Blackboard, Inc.	526,653
7,210	@	Bottomline Technologies, Inc.	93,009
18,023		Bowne & Co., Inc.	138,777
26,520	@	Callidus Software, Inc.	79,825
3,450	@	China Information Security Technology, Inc.	19,113
1,560	@, @@, L	China TransInfo Technology Corp.	14,758
16,290	@	Commvault Systems, Inc.	338,018
4,350		Computer Programs & Systems, Inc.	180,134
17,420	@	Concur Technologies, Inc.	692,619
14,920	@	CSG Systems International	238,869
8,770	@	DemandTec, Inc.	77,439
12,700	@	Digi International, Inc.	108,204
16,490	@	DivX, Inc.	90,035
7,010	@	Double-Take Software, Inc.	71,432
3,390	@	Ebix, Inc.	187,670
20,180	@	Eclipsys Corp.	389,474
17,260	@	Epicor Software Corp.	109,946
14,900	@	EPIQ Systems, Inc.	216,050
21,280		Fair Isaac Corp.	457,307
19,230	@	FalconStor Software, Inc.	95,573
18,280	@	infoGROUP, Inc.	128,143
33,120	@	Informatica Corp.	747,850
11,740	@	Innerworkings, Inc.	57,996
6,700	@	Interactive Intelligence, Inc.	128,037
11,070	@	JDA Software Group, Inc.	242,876
49,640	@	Lawson Software, Inc.	309,754
8,730	@	Mantech International Corp.	411,707
14,380	@	MedAssets, Inc.	324,557
2,790	@	MicroStrategy, Inc.	199,597
12,470	@	Monotype Imaging Holdings, Inc.	104,873
14,180	@	MSCSoftware Corp.	119,254
7,250	@	NetSuite, Inc.	110,925
14,970	@	Omnicell, Inc.	166,766
26,300	@	Omniture, Inc.	563,872
47,660	@, S	Parametric Technology Corp.	658,661
8,540		Pegasystems, Inc.	294,886
17,020	@	Phase Forward, Inc.	238,961
4,140	@	Phoenix Technologies Ltd.	15,111
16,780	@	Progress Software Corp.	380,067
7,020	@	PROS Holdings, Inc.	59,108
8,500		Quality Systems, Inc.	523,345
24,070	@	Quest Software, Inc.	405,580
5,110		Renaissance Learning, Inc.	50,793
8,580	@	RightNow Technologies, Inc.	123,895
2,590	@, L	Rosetta Stone, Inc.	59,466
7,790		Schawk, Inc.	90,909
12,400	@	Seachange Intl., Inc.	93,000
10,160	@	Smith Micro Software, Inc.	125,578
5,160	@, L	SolarWinds, Inc.	113,675
26,000		Solera Holdings, Inc.	808,860
7,400	@	SPSS, Inc.	369,630
8,270	@	Synchronoss Technologies, Inc.	103,127
7,050	@	SYNNEX Corp.	214,884
31,720	@, L	Take-Two Interactive Software, Inc.	355,581
12,380	@	Taleo Corp.	280,283
25,870	@	THQ, Inc.	176,951
32,290	@	Trident Microsystems, Inc.	83,631
17,990	@	Tyler Technologies, Inc.	307,449
10,090	@	Ultimate Software Group, Inc.	289,785
28,830	@	Verifone Holdings, Inc.	458,109
			17,308,396
		Storage/Warehousing: 0.0%
10,680	@	Mobile Mini, Inc.	185,405
			185,405
		Telecommunications: 4.3%
153,320	@	3Com Corp.	801,864
13,250	@	Acme Packet, Inc.	132,633
35,040	@	Adaptec, Inc.	117,034
33,200	@	ADC Telecommunications, Inc.	276,888
22,940		Adtran, Inc.	563,177

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
17,660	@	Airvana, Inc.	$119,558
19,290		Alaska Communications Systems Group, Inc.	178,433
7,440	@	Anaren, Inc.	126,480
12,000	@	Anixter International, Inc.	481,320
4,780		Applied Signal Technology, Inc.	111,231
48,900	@	Arris Group, Inc.	636,189
23,380	@	Aruba Networks, Inc.	206,679
24,560	@	Atheros Communications, Inc.	651,577
5,010		Atlantic Tele-Network, Inc.	267,634
16,640	@	BigBand Networks, Inc.	66,726
5,930		Black Box Corp.	148,784
10,490	@	Cbeyond, Inc.	169,204
33,150	@	Centennial Communications Corp.	264,537
84,440	@	Cincinnati Bell, Inc.	295,540
10,300	@	Comtech Telecommunications	342,166
9,260		Consolidated Communications Holdings, Inc.	148,253
7,800		D & E Communications, Inc.	89,622
6,670	@	DigitalGlobe, Inc.	149,208
6,400	@	EMS Technologies, Inc.	133,248
21,580	@	Extreme Networks	60,424
16,720	@	General Communication, Inc.	114,699
7,680	@	GeoEye, Inc.	205,824
10,440	@	Global Crossing Ltd.	149,292
12,000	@	Globecomm Systems, Inc.	87,240
38,890	@	Harmonic, Inc.	259,785
24,940	@	Harris Stratex Networks, Inc.	174,580
4,690	@	Hughes Communications, Inc.	142,295
37,180	@, L	Infinera Corp.	295,581
17,410	@	InterDigital, Inc.	403,216
15,560		Iowa Telecommunications Services, Inc.	196,056
6,460	@	iPCS, Inc.	112,404
8,770	@	IPG Photonics Corp.	133,304
9,560	@	Ixia	65,582
11,270	@	Knology, Inc.	109,883
2,000	@	LogMeIn, Inc.	36,620
5,060	@	Loral Space & Communications, Inc.	139,049
19,240	@	Mastec, Inc.	233,766
13,670	@	Netgear, Inc.	250,845
12,590	@	Neutral Tandem, Inc.	286,548
13,380	@, L	Novatel Wireless, Inc.	151,997
11,120		NTELOS Holdings Corp.	196,379
8,980	@	Oplink Communications, Inc.	130,390
23,790	@	OpNext, Inc.	69,705
56,190	@	PAETEC Holding Corp.	217,455
19,810		Plantronics, Inc.	531,106
33,090	@	Polycom, Inc.	885,158
108,030	@	Powerwave Technologies, Inc.	172,848
27,620	@	Premier Global Services, Inc.	229,522
17,560	@	RCN Corp.	163,308
101,320	@	RF Micro Devices, Inc.	550,168
14,400	@	SAVVIS, Inc.	227,808
9,900		Shenandoah Telecom Co.	177,705
18,460	@	ShoreTel, Inc.	144,173
70,020	@	Sonus Networks, Inc.	148,442
15,010	@	Starent Networks Corp.	381,554
8,050	@	SureWest Communications	99,981
9,600	@	Switch and Data, Inc.	130,656
81,910	@	Sycamore Networks, Inc.	247,368
11,400	@	Symmetricom, Inc.	59,052
27,430	@	Syniverse Holdings, Inc.	480,025
26,970	@	Tekelec	443,117
12,330	@	USA Mobility, Inc.	158,810
32,860	@	Utstarcom, Inc.	68,677
8,130	@	Viasat, Inc.	216,095
15,640	@	Virgin Mobile USA, Inc.	78,200
			16,294,677
		Textiles: 0.1%
8,400		G&K Services, Inc.	186,144
5,490		Unifirst Corp.	244,031
			430,175
		Toys/Games/Hobbies: 0.1%
11,730	@	Jakks Pacific, Inc.	167,974
5,200	@	Leapfrog Enterprises, Inc.	21,372
5,460	@	RC2 Corp.	77,805
			267,151
		Transportation: 1.6%
34,430	@	Air Transport Services Group, Inc.	119,128
4,915	@, L	American Commercial Lines, Inc.	143,125
9,900		Arkansas Best Corp.	296,406
4,970	@	Atlas Air Worldwide Holdings, Inc.	158,891
9,730	@, S	Bristow Group, Inc.	288,884
7,270	@	Celadon Group, Inc.	82,224
24,200	@	DHT Maritime, Inc.	90,992

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
6,910	@	Dynamex, Inc.	$112,840
26,410	@	Eagle Bulk Shipping, Inc.	135,483
11,070		Forward Air Corp.	256,271
8,500	@, L	Genco Shipping & Trading Ltd.	176,630
21,928	@, L	General Maritime Corp.	169,723
12,520	@	Genesee & Wyoming, Inc.	379,606
12,280	@@	Golar LNG Ltd.	135,817
9,520	@	Gulfmark Offshore, Inc.	311,685
21,590		Heartland Express, Inc.	310,896
20,510	L	Horizon Lines, Inc.	130,239
14,310	@	HUB Group, Inc.	326,984
4,730		International Shipholding Corp.	145,731
20,870		Knight Transportation, Inc.	350,199
4,640	@	Knightsbridge Tankers Ltd.	60,506
6,700	@	Marten Transport Ltd.	114,302
16,330	@@, L	Nordic American Tanker Shipping	483,041
12,110	@	Old Dominion Freight Line	368,507
5,360	@	PHI, Inc.	108,701
4,360	@	Saia, Inc.	70,109
17,390	@@, L	Ship Finance International Ltd.	213,723
5,590	@, L	Teekay Tankers Ltd.	46,677
15,850	@	Ultrapetrol Bahamas Ltd.	77,982
890	@	USA Truck, Inc.	11,303
16,360		Werner Enterprises, Inc.	304,787
35,800	@, L	YRC Worldwide, Inc.	159,310
			6,140,702
		Trucking & Leasing: 0.2%
18,340	@	Aircastle Ltd.	177,348
3,480	@	Amerco, Inc.	159,593
8,770	L	Greenbrier Cos., Inc.	102,697
5,780		TAL International Group, Inc.	82,192
6,680	@@	Textainer Group Holdings Ltd.	106,947
			628,777
		Water: 0.3%
6,700		American States Water Co.	242,406
7,410		California Water Service Group	288,545
4,890	@	Consolidated Water Co., Ltd.	79,854
11,310		Middlesex Water Co.	170,555
8,070	@	Pico Holdings, Inc.	269,135
5,380		SJW Corp.	122,933
15,970		Southwest Water Co.	78,572
			1,252,000
		Total Common Stock
		(Cost $326,529,280)	332,355,315
REAL ESTATE INVESTMENT TRUSTS: 5.6%
		Apartments: 0.6%
18,219		American Campus Communities, Inc.	489,180
16,030		Associated Estates Realty Corp.	154,209
20,510		Education Realty Trust, Inc.	121,624
13,250		Home Properties, Inc.	570,943
10,500		Mid-America Apartment Communities, Inc.	473,865
18,570		Post Properties, Inc.	334,260
			2,144,081
		Diversified: 0.8%
18,930		Capital Lease Funding, Inc.	76,288
21,540	S	Colonial Properties Trust	209,584
30,366		Cousins Properties, Inc.	251,430
10,830	@	DuPont Fabros Technology, Inc.	144,364
12,690		Entertainment Properties Trust	433,237
7,590		Gladstone Commercial Corp.	103,831
24,450		Investors Real Estate Trust	221,028
26,935		Lexington Realty Trust	137,369
16,280		Mission West Properties	109,564
16,760		Potlatch Corp.	476,822
6,350		PS Business Parks, Inc.	325,882
21,790		Washington Real Estate Investment Trust	627,552
10,050		Winthrop Realty Trust	97,887
			3,214,838
		Healthcare: 0.6%
10,600		Care Investment Trust, Inc.	81,302
28,100		Cogdell Spencer, Inc.	134,880
20,280		Healthcare Realty Trust, Inc.	428,516
9,320		LTC Properties, Inc.	224,053
32,530		Medical Properties Trust, Inc.	254,059
10,310		National Health Investors, Inc.	326,312
32,930		Omega Healthcare Investors, Inc.	527,539
5,440		Universal Health Realty Income Trust	177,072
			2,153,733
		Hotels: 0.4%
51,060	@	Ashford Hospitality Trust, Inc.	176,668
39,190	@	DiamondRock Hospitality Co.	317,439

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Hotels (continued)
38,270	@	FelCor Lodging Trust, Inc.	$173,363
24,950		LaSalle Hotel Properties	490,517
78,220	@	Strategic Hotel Capital, Inc.	202,590
22,164	@	Sunstone Hotel Investors, Inc.	157,364
			1,517,941
		Investment Companies: 0.0%
5,700	@	Pennymac Mortgage Investment Trust	113,487
			113,487
		Manufactured Homes: 0.2%
10,280		Equity Lifestyle Properties, Inc.	439,881
8,340		Sun Communities, Inc.	179,477
			619,358
		Mortgage: 0.9%
5,480		American Capital Agency Corp.	155,906
40,030		Anworth Mortgage Asset Corp.	315,436
25,190		Capstead Mortgage Corp.	350,393
5,200		Cypress Sharpridge Investments, Inc.	73,840
5,400		Dynex Capital, Inc.	45,522
51,245	@, L	Gramercy Capital Corp.	124,525
14,520		Hatteras Financial Corp.	435,310
3,500	@	Invesco Mortgage Capital, Inc.	76,475
37,610	@, L	iStar Financial, Inc.	114,334
110,520		MFA Mortgage Investments, Inc.	879,739
23,688		Northstar Realty Finance Corp.	83,145
28,880		Redwood Trust, Inc.	447,640
7,290		Walter Investment Management Corp.	116,786
			3,219,051
		Office Property: 0.6%
34,390		BioMed Realty Trust, Inc.	474,582
20,470		Franklin Street Properties Corp.	268,157
27,950		Highwoods Properties, Inc.	879,028
14,380		Kilroy Realty Corp.	398,901
4,990		Parkway Properties, Inc.	98,303
			2,118,971
		Real Estate: 0.1%
4,800	@	Government Properties Income Trust	115,248
15,300	@	Starwood Property Trust, Inc.	309,596
			424,844
		Regional Malls: 0.2%
54,320		CBL & Associates Properties, Inc.	526,904
25,970		Glimcher Realty Trust	95,310
15,530	L	Pennsylvania Real Estate Investment Trust	118,183
			740,397
		Shopping Centers: 0.5%
12,596		Acadia Realty Trust	189,822
22,120	@	Cedar Shopping Centers, Inc.	142,674
42,890		Developers Diversified Realty Corp.	396,304
14,020	L	Equity One, Inc.	219,693
23,000		Inland Real Estate Corp.	201,480
10,740		Ramco-Gershenson Properties	95,801
4,120		Saul Centers, Inc.	132,252
12,300		Tanger Factory Outlet Centers, Inc.	459,282
4,790		Urstadt Biddle Properties, Inc.	69,886
			1,907,194
		Single Tenant: 0.3%
920	@	Alexander’s, Inc.	272,210
7,220		Getty Realty Corp.	177,179
32,920		National Retail Properties, Inc.	706,792
			1,156,181
		Storage: 0.2%
29,300	@	Extra Space Storage, Inc.	309,115
8,740		Sovran Self Storage, Inc.	265,958
24,800		U-Store-It Trust	155,000
			730,073
		Warehouse/Industrial: 0.2%
69,040		DCT Industrial Trust, Inc.	352,794
9,270		EastGroup Properties, Inc.	354,299
25,110	@, L	First Industrial Realty Trust, Inc.	131,828
6,120		First Potomac Realty Trust	70,747
			909,668
		Total Real Estate Investment Trusts
		(Cost $22,305,041)	20,969,817
MUTUAL FUNDS: 0.0%
		Closed-End Funds: 0.0%
1,020	@	Kayne Anderson Energy Development Co.	13,495
		Total Mutual Funds
		(Cost $12,045)	13,495

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
		Banks: 0.0%
8,320		Center Bancorp, Inc.		$537
		Total Rights
		(Cost $-)		537
		Total Long-Term Investments
		(Cost $348,846,366)		353,339,164

Principal Amount				Value
SHORT-TERM INVESTMENTS: 13.3%
		Money Market: 6.0%
$22,391,000	S	ING Institutional Prime Money Market Fund - Class I		$22,391,001
		Total Money Market
		(Cost $22,391,001)		22,391,001
		Securities Lending Collateral(CC): 7.3%
27,193,008		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		27,193,008
502,326		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		401,860
		Total Securities Lending Collateral
		(Cost $27,695,334)		27,594,868
		Total Short-Term Investments
		(Cost $50,086,335)		49,985,869
		Total Investments in Securities
		(Cost $398,932,701)*	107.4%	$403,325,033
		Other Assets and Liabilities - Net	(7.4)	(27,684,171)
		Net Assets	100.0%	$375,640,862

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $401,498,546.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$38,520,102
		Gross Unrealized Depreciation		(36,693,615)
		Net Unrealized Appreciation		$1,826,487

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Advertising	$613,506	$—	$—	$613,506
Aerospace/Defense	4,840,657	—	—	4,840,657
Agriculture	1,372,999	—	—	1,372,999
Airlines	2,988,439	—	—	2,988,439
Apparel	6,255,869	—	—	6,255,869
Auto Manufacturers	154,300	—	—	154,300
Auto Parts & Equipment	2,845,449	—	—	2,845,449
Banks	19,967,266	—	—	19,967,266
Beverages	566,940	—	—	566,940
Biotechnology	9,607,135	—	—	9,607,135
Building Materials	2,470,607	—	—	2,470,607
Chemicals	6,745,715	—	—	6,745,715
Coal	719,642	—	—	719,642
Commercial Services	20,913,510	—	—	20,913,510
Computers	10,166,035	—	—	10,166,035
Cosmetics/Personal Care	979,182	—	—	979,182
Distribution/Wholesale	4,256,169	—	—	4,256,169
Diversified Financial Services	7,918,136	—	—	7,918,136
Electric	6,213,281	—	—	6,213,281
Electrical Components & Equipment	4,009,760	—	—	4,009,760
Electronics	8,659,816	—	—	8,659,816
Energy - Alternate Sources	849,321	—	—	849,321
Engineering & Construction	2,962,095	—	—	2,962,095
Entertainment	2,724,554	—	—	2,724,554
Environmental Control	2,862,441	—	—	2,862,441
Food	6,498,679	—	—	6,498,679
Forest Products & Paper	2,077,800	—	—	2,077,800
Gas	4,513,797	—	—	4,513,797
Hand/Machine Tools	1,436,360	—	—	1,436,360
Healthcare - Products	14,993,736	—	—	14,993,736
Healthcare - Services	7,871,370	—	—	7,871,370
Holding Companies - Diversified	120,450	—	—	120,450
Home Builders	1,622,674	—	—	1,622,674
Home Furnishings	2,080,848	—	—	2,080,848
Household Products/Wares	2,955,837	—	—	2,955,837
Insurance	12,863,654	—	—	12,863,654
Internet	11,216,065	—	—	11,216,065
Investment Companies	2,709,853	121	—	2,709,974
Iron/Steel	56,831	—	—	56,831
Leisure Time	2,105,670	—	—	2,105,670
Lodging	768,280	—	—	768,280
Machinery - Construction & Mining	205,288	—	—	205,288
Machinery - Diversified	4,751,079	—	—	4,751,079
Media	1,986,665	—	—	1,986,665
Metal Fabricate/Hardware	3,267,440	—	—	3,267,440
Mining	2,688,783	—	—	2,688,783
Miscellaneous Manufacturing	7,476,077	—	—	7,476,077
Office Furnishings	1,192,804	—	—	1,192,804
Oil & Gas	8,171,840	—	—	8,171,840
Oil & Gas Services	5,046,942	—	—	5,046,942
Packaging & Containers	1,616,604	—	—	1,616,604
Pharmaceuticals	10,249,078	—	—	10,249,078
Pipelines	126,562	—	—	126,562
Real Estate	664,261	—	—	664,261
Retail	21,026,395	—	—	21,026,395
Savings & Loans	3,676,855	—	—	3,676,855
Semiconductors	12,146,510	—	—	12,146,510
Software	17,308,396	—	—	17,308,396
Storage/Warehousing	185,405	—	—	185,405
Telecommunications	16,294,677	—	—	16,294,677
Textiles	430,175	—	—	430,175
Toys/Games/Hobbies	267,151	—	—	267,151
Transportation	6,140,702	—	—	6,140,702
Trucking & Leasing	628,777	—	—	628,777
Water	1,252,000	—	—	1,252,000
Total Common Stock	332,355,194	121	—	332,355,315
Real Estate Investment Trusts	20,969,817	—	—	20,969,817
Mutual Funds	13,495	—	—	13,495
Rights	—	537	—	537
Short-Term Investments	49,584,009	401,860	—	49,985,869
Total Investments, at value	$402,922,515	$402,518	$—	$403,325,033
Other Financial Instruments++ :
Futures	388,638	—	—	388,638
Total Assets	$403,311,153	$402,518	$—	$403,713,671

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Russell Small Cap Index Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Mini Index	369	12/18/09	$388,638
			$388,638

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$388,638
Total	$388,638

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 87.6%
		Aerospace/Defense: 1.7%
132,126	@	Moog, Inc.	$3,897,717
165,200	@	Orbital Sciences Corp.	2,473,044
118,600	@	Teledyne Technologies, Inc.	4,268,414
			10,639,175
		Airlines: 0.7%
104,000	@, L	Allegiant Travel Co.	3,961,360
			3,961,360
		Apparel: 2.6%
212,388	@	Carter’s, Inc.	5,670,760
160,900	@	True Religion Apparel, Inc.	4,172,137
233,500		Wolverine World Wide, Inc.	5,800,140
			15,643,037
		Auto Parts & Equipment: 0.6%
201,100		Cooper Tire & Rubber Co.	3,535,338
			3,535,338
		Banks: 6.0%
278,814		Bank Mutual Corp.	2,464,716
365,554		FirstMerit Corp.	6,956,492
108,500		IBERIABANK Corp.	4,943,260
205,700		MB Financial Corp.	4,313,529
339,148		Old National Bancorp.	3,798,458
162,418		Prosperity Bancshares, Inc.	5,650,522
122,000	@	SVB Financial Group	5,278,940
478,509	@	Western Alliance Bancorp.	3,019,392
			36,425,309
		Biotechnology: 1.9%
48,491	@	Acorda Therapeutics, Inc.	1,128,870
30,900	@, L	AMAG Pharmaceuticals, Inc.	1,349,712
54,489	@	Cubist Pharmaceuticals, Inc.	1,100,678
43,600	@, L	Dendreon Corp.	1,220,364
114,426	@, L	Human Genome Sciences, Inc.	2,153,497
121,600	@, L	InterMune, Inc.	1,937,088
160,085	@	Medicines Co.	1,762,536
45,300	@	Seattle Genetics, Inc.	635,559
			11,288,304
		Chemicals: 2.5%
117,100		Albemarle Corp.	4,051,660
204,600		HB Fuller Co.	4,276,140
62,200		Minerals Technologies, Inc.	2,958,232
225,300		RPM International, Inc.	4,165,797
			15,451,829
		Commercial Services: 3.8%
156,037		Arbitron, Inc.	3,239,328
78,000	@	Capella Education Co.	5,252,520
143,900		Equifax, Inc.	4,193,246
81,400	@	FTI Consulting, Inc.	3,468,454
180,600	@	PHH Corp.	3,583,104
130,848	@	TrueBlue, Inc.	1,841,031
41,668		Watson Wyatt Worldwide, Inc.	1,815,058
			23,392,741
		Computers: 2.2%
125,200	@	CACI International, Inc.	5,918,204
364,369	@	Mentor Graphics Corp.	3,392,275
134,500	@	Micros Systems, Inc.	4,060,555
			13,371,034
		Cosmetics/Personal Care: 0.9%
85,400	@	Chattem, Inc.	5,671,414
			5,671,414
		Distribution/Wholesale: 2.6%
204,300	@	Fossil, Inc.	5,812,335
75,800		Owens & Minor, Inc.	3,429,950
63,707		Pool Corp.	1,415,570
98,800		Watsco, Inc.	5,326,308
			15,984,163
		Diversified Financial Services: 3.1%
164,200		Duff & Phelps Corp.	3,146,072
58,107		Evercore Partners, Inc.	1,697,887
199,953	@	Knight Capital Group, Inc.	4,348,978
99,247	@	Stifel Financial Corp.	5,448,660
303,700		SWS Group, Inc.	4,373,280
			19,014,877
		Electric: 3.9%
133,500		Black Hills Corp.	3,360,195
275,200		Cleco Corp.	6,902,016

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
193,400	@	El Paso Electric Co.	$3,417,378
101,118		Idacorp, Inc.	2,911,187
71,000		NorthWestern Corp.	1,734,530
282,968		Portland General Electric Co.	5,580,129
			23,905,435
		Electrical Components & Equipment: 0.7%
305,261	@	Advanced Energy Industries, Inc.	4,346,917
			4,346,917
		Electronics: 3.2%
119,500		Brady Corp.	3,432,040
156,100	@	FEI Co.	3,847,865
110,654	@	Flir Systems, Inc.	3,094,992
79,307	@	Varian, Inc.	4,049,415
174,900		Watts Water Technologies, Inc.	5,290,725
			19,715,037
		Entertainment: 1.1%
170,800	@	Bally Technologies, Inc.	6,553,596
			6,553,596
		Environmental Control: 1.3%
64,939	@	Clean Harbors, Inc.	3,653,468
138,199	@	Waste Connections, Inc.	3,988,423
			7,641,891
		Food: 1.9%
149,400	@	American Italian Pasta Co.	4,060,692
130,069		Flowers Foods, Inc.	3,419,514
280,700		Spartan Stores, Inc.	3,966,291
			11,446,497
		Gas: 0.3%
55,800		WGL Holdings, Inc.	1,849,212
			1,849,212
		Hand/Machine Tools: 0.8%
103,200		Regal-Beloit Corp.	4,717,272
			4,717,272
		Healthcare - Products: 3.5%
86,300	@	Gen-Probe, Inc.	3,576,272
125,275	@	Greatbatch, Inc.	2,814,929
92,800	@	Haemonetics Corp.	5,207,936
52,700	@	Luminex Corp.	895,900
168,352		Meridian Bioscience, Inc.	4,210,484
134,924	@	Micrus Endovascular Corp.	1,747,266
86,552		Steris Corp.	2,635,508
			21,088,295
		Healthcare - Services: 2.9%
176,300	@	AMERIGROUP Corp.	3,908,571
386,321	@	Healthsouth Corp.	6,042,060
152,500	@	Psychiatric Solutions, Inc.	4,080,900
58,406		Universal Health Services, Inc.	3,617,084
			17,648,615
		Home Builders: 0.6%
165,200		Ryland Group, Inc.	3,480,764
			3,480,764
		Home Furnishings: 0.3%
116,900		Ethan Allen Interiors, Inc.	1,928,850
			1,928,850
		Housewares: 0.4%
65,400		Toro Co.	2,600,958
			2,600,958
		Insurance: 3.4%
177,200		Delphi Financial Group	4,010,036
79,000	@	Navigators Group, Inc.	4,345,000
186,200	@@	Platinum Underwriters Holdings Ltd.	6,673,408
113,418	@	ProAssurance Corp.	5,919,285
			20,947,729
		Internet: 3.1%
249,097	@	Avocent Corp.	5,049,196
162,263	@	Blue Coat Systems, Inc.	3,665,521
182,500	@	j2 Global Communications, Inc.	4,199,325
432,500	@	Valueclick, Inc.	5,704,675
			18,618,717
		Investment Companies: 0.8%
486,413		Apollo Investment Corp.	4,645,244
			4,645,244
		Machinery - Diversified: 2.3%
111,100	@	AGCO Corp.	3,069,693
109,327	@	Gardner Denver, Inc.	3,813,326
306,300	@	Intermec, Inc.	4,318,830
55,468		Nordson Corp.	3,111,200
			14,313,049
		Metal Fabricate/Hardware: 0.6%
210,000		Commercial Metals Co.	3,759,000
			3,759,000

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 1.3%
233,100		Actuant Corp.	$3,743,586
248,590		Barnes Group, Inc.	4,248,403
			7,991,989
		Oil & Gas: 2.9%
94,600	@	Bill Barrett Corp.	3,101,934
169,928	@	Carrizo Oil & Gas, Inc.	4,161,537
198,200		Frontier Oil Corp.	2,758,944
373,600	@	McMoRan Exploration Co.	2,820,680
122,100	@	Unit Corp.	5,036,625
			17,879,720
		Oil & Gas Services: 1.5%
45,165	@, L	Core Laboratories NV	4,656,060
92,600	@	Dril-Quip, Inc.	4,596,664
			9,252,724
		Packaging & Containers: 1.0%
109,700		Silgan Holdings, Inc.	5,784,481
			5,784,481
		Pharmaceuticals: 1.5%
145,494	@	Nektar Therapeutics	1,417,112
129,766		Omnicare, Inc.	2,922,330
124,900	@	Onyx Pharmaceuticals, Inc.	3,743,253
70,600	@	Savient Pharmaceuticals, Inc.	1,073,120
			9,155,815
		Retail: 4.1%
160,900		Casey’s General Stores, Inc.	5,049,042
197,200	@, L	Dress Barn, Inc.	3,535,796
239,737	@	Jack in the Box, Inc.	4,912,211
142,719	@	Jo-Ann Stores, Inc.	3,829,151
218,212	@	Papa John’s International, Inc.	5,361,469
681,000	@	Wet Seal, Inc.	2,574,180
			25,261,849
		Savings & Loans: 2.3%
376,700		Flushing Financial Corp.	4,294,380
389,368		NewAlliance Bancshares, Inc.	4,166,238
296,829		Provident Financial Services, Inc.	3,054,370
298,396		Westfield Financial, Inc.	2,527,414
			14,042,402
		Semiconductors: 3.5%
116,400	@	Entegris, Inc.	576,180
189,800	@	Formfactor, Inc.	4,540,016
41,614		Micrel, Inc.	339,154
152,000	@	MKS Instruments, Inc.	2,932,080
221,200	@	ON Semiconductor Corp.	1,824,900
94,600		Power Integrations, Inc.	3,153,018
212,600	@	QLogic Corp.	3,656,720
353,437	@, @@	Verigy Ltd.	4,106,938
			21,129,006
		Software: 3.8%
130,192	@	Ansys, Inc.	4,878,294
228,400	@	Progress Software Corp.	5,173,260
254,900	@	Quest Software, Inc.	4,295,065
231,000		Solera Holdings, Inc.	7,186,410
203,950	@	THQ, Inc.	1,395,018
			22,928,047
		Telecommunications: 3.9%
289,160		Alaska Communications Systems Group, Inc.	2,674,730
134,700	@	Anixter International, Inc.	5,402,817
147,500		NTELOS Holdings Corp.	2,604,850
256,137	@	Polycom, Inc.	6,851,665
12,128	@	RCN Corp.	112,790
149,600	@	SBA Communications Corp.	4,043,688
282,700	@	Tellabs, Inc.	1,956,284
			23,646,824
		Transportation: 2.1%
108,211	@	Atlas Air Worldwide Holdings, Inc.	3,459,506
268,600		Heartland Express, Inc.	3,867,840
108,081	@	HUB Group, Inc.	2,469,651
80,000	@	Kirby Corp.	2,945,600
			12,742,597
		Total Common Stock
		(Cost $456,381,281)	533,401,113
REAL ESTATE INVESTMENT TRUSTS: 4.2%
		Hotels: 0.4%
277,400	@	DiamondRock Hospitality Co.	2,246,940
			2,246,940
		Mortgage: 1.3%
550,600		MFA Mortgage Investments, Inc.	4,382,776
244,269		Redwood Trust, Inc.	3,786,170
			8,168,946

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Office Property: 0.7%
138,300		Highwoods Properties, Inc.	$4,349,535
			4,349,535
		Shopping Centers: 0.6%
239,056		Acadia Realty Trust	3,602,574
			3,602,574
		Single Tenant: 0.5%
151,072		National Retail Properties, Inc.	3,243,516
			3,243,516
		Storage: 0.7%
660,099		U-Store-It Trust	4,125,619
			4,125,619
		Total Real Estate Investment Trusts
		(Cost $21,247,158)	25,737,130
EXCHANGE-TRADED FUNDS: 4.9%
		Exchange-Traded Funds: 4.9%
500,065	L	iShares Russell 2000 Index Fund	30,118,915
		Total Exchange-Traded Funds
		(Cost $29,830,447)	30,118,915
		Total Long-Term Investments
		(Cost $507,458,886)	589,257,158
SHORT-TERM INVESTMENTS: 5.7%
		Affiliated Mutual Fund: 2.9%
17,543,000		ING Institutional Prime Money Market Fund - Class I	17,543,000
		Total Mutual Fund
		(Cost $17,543,000)	17,543,000

Principal Amount			Value
	Securities Lending Collateral(CC): 2.8%
$15,737,005	Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$15,737,005
1,704,289	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,363,431
	Total Securities Lending Collateral
	(Cost $17,441,293)		17,100,436
	Total Short-Term Investments
	(Cost $34,984,293)		34,643,436
	Total Investments in Securities
	(Cost $542,443,179)*	102.4%	$623,900,594
	Other Assets and Liabilities - Net	(2.4)	(14,677,518)
	Net Assets	100.0%	$609,223,076

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
*	Cost for federal income tax purposes is $567,711,685.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$93,011,261
	Gross Unrealized Depreciation	(36,822,352)
	Net Unrealized Appreciation	$56,188,909

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$533,401,113	$—	$—	$533,401,113
Real Estate Investment Trusts	25,737,130	—	—	25,737,130
Exchange-Traded Funds	30,118,915	—	—	30,118,915
Short-Term Investments	33,280,005	1,363,431	—	34,643,436
Total Investments, at value	$622,537,163	$1,363,431	$—	$623,900,594

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 25.6%
		Aerospace/Defense: 0.4%
$4,560,000	#	BAE Systems Holdings, Inc., 6.375%, due 06/01/19	$5,040,743
1,150,000		Boeing Co., 5.000%, due 03/15/14	1,255,272
600,000		Northrop Grumman Corp., 7.125%, due 02/15/11	643,280
			6,939,295
		Agriculture: 0.3%
3,835,000		Altria Group, Inc., 9.950%, due 11/10/38	5,229,306
1,000,000		Lorillard Tobacco Co., 8.125%, due 06/23/19	1,136,827
			6,366,133
		Airlines: 0.2%
1,492,475		Delta Airlines, Inc., 6.821%, due 08/10/22	1,380,539
99,687		Northwest Airlines, Inc., 7.027%, due 11/01/19	83,737
1,519,166		Southwest Airlines Co. 2007-1 Pass-through Trust, 6.150%, due 08/01/22	1,519,166
			2,983,442
		Apartments: 0.1%
2,050,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	2,096,855
			2,096,855
		Auto Manufacturers: 0.1%
1,755,000		Daimler Finance NA, LLC, 6.500%, due 11/15/13	1,892,464
			1,892,464
		Banks: 8.0%
210,000		Bank of America Corp., 5.375%, due 06/15/14	217,246
2,525,000		Bank of America Corp., 5.650%, due 05/01/18	2,497,341
7,075,000		Bank of America Corp., 6.500%, due 08/01/16	7,447,131
4,000,000		Bank of America Corp., 7.625%, due 06/01/19	4,515,032
3,205,000	@@	Barclays Bank PLC, 6.750%, due 05/22/19	3,591,042
4,540,000		Citigroup, Inc., 2.125%, due 04/30/12	4,607,128
1,330,000		Citigroup, Inc., 5.000%, due 09/15/14	1,266,967
12,600,000		Citigroup, Inc., 5.500%, due 04/11/13	12,904,139
2,185,000		Citigroup, Inc., 5.875%, due 05/29/37	1,911,139
4,730,000		Citigroup, Inc., 8.125%, due 07/15/39	5,310,650
3,490,000	@@	Credit Suisse/New York NY, 5.300%, due 08/13/19	3,585,308
1,500,000	@@	Deutsche Bank AG/London, 5.375%, due 10/12/12	1,623,753
19,305,000		Goldman Sachs Group, Inc., 3.250%, due 06/15/12	20,160,308
11,450,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	11,959,456
2,150,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	2,265,354
275,000		Goldman Sachs Group, Inc., 6.450%, due 05/01/36	274,116
2,000,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	2,070,646
2,350,000	@@	HSBC Holdings PLC, 6.500%, due 09/15/37	2,550,321
1,015,000		JPMorgan Chase & Co., 2.125%, due 12/26/12	1,029,384
8,175,000		JPMorgan Chase & Co., 3.125%, due 12/01/11	8,487,081
7,140,000		JPMorgan Chase & Co., 3.700%, due 01/20/15	7,085,458
11,450,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	12,328,593
14,715,000	@@	KFW, 3.250%, due 02/15/11	15,198,932
4,750,000		Morgan Stanley, 5.375%, due 10/15/15	4,909,382
4,450,000		Morgan Stanley, 6.625%, due 04/01/18	4,713,186
2,040,000		State Street Corp., 4.300%, due 05/30/14	2,145,682
4,200,000		Wachovia Corp., 5.700%, due 08/01/13	4,486,579
			149,141,354
		Beverages: 0.6%
6,175,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	7,319,129
2,400,000		Coca-Cola Enterprises, Inc., 4.250%, due 03/01/15	2,541,077
515,000	@@, #	SABMiller PLC, 5.700%, due 01/15/14	556,538
			10,416,744
		Chemicals: 0.3%
4,655,000		Dow Chemical Co., 8.550%, due 05/15/19	5,241,674
1,075,000		EI Du Pont de Nemours & Co., 5.000%, due 01/15/13	1,165,095
			6,406,769
		Commercial Services: 0.2%
3,715,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	3,487,876
			3,487,876
		Computers: 0.0%
800,000		Hewlett-Packard Co., 4.500%, due 03/01/13	854,876
			854,876
		Diversified Financial Services: 2.1%
4,425,000		American Express Co., 7.000%, due 03/19/18	4,875,700
2,420,000		Caterpillar Financial Services, 7.150%, due 02/15/19	2,811,055
5,550,000	@@	ConocoPhillips Canada Funding Co. I, 5.625%, due 10/15/16	6,087,612
2,500,000		Credit Suisse First Boston USA, Inc., 5.125%, due 01/15/14	2,641,573
6,200,000		General Electric Capital Corp., 5.250%, due 10/19/12	6,559,507
9,015,000		General Electric Capital Corp., 6.750%, due 03/15/32	9,230,350
1,475,000		HSBC Finance Corp., 5.000%, due 06/30/15	1,482,483
2,875,000		International Lease Finance Corp., 5.625%, due 09/20/13	2,192,248
600,000		JPMorgan Chase Capital XV, 5.875%, due 03/15/35	534,962
2,000,000		Merrill Lynch & Co., Inc., 5.450%, due 02/05/13	2,075,416
1,810,000		Merrill Lynch & Co., Inc., 6.220%, due 09/15/26	1,720,056
			40,210,962

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Electric: 1.5%
$4,030,000		Dominion Resources, Inc., 5.200%, due 08/15/19	$4,192,486
790,000		Dominion Resources, Inc., 5.950%, due 06/15/35	833,584
2,670,000		Duke Energy Corp., 3.950%, due 09/15/14	2,712,541
1,000,000		Duke Energy Corp., 6.300%, due 02/01/14	1,107,332
4,660,000		Exelon Generation Co. LLC, 5.200%, due 10/01/19	4,720,114
3,225,000	#	FirstEnergy Solutions Corp., 6.800%, due 08/15/39	3,429,581
325,000		Florida Power & Light Co., 5.550%, due 11/01/17	356,302
980,000		Midamerican Energy Co., 4.650%, due 10/01/14	1,042,946
1,700,000		Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,841,268
2,355,000		Oncor Electric Delivery Co., 5.950%, due 09/01/13	2,550,851
1,690,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	1,886,224
1,160,000		PPL Energy Supply, LLC, 6.300%, due 07/15/13	1,246,495
1,775,000		Progress Energy, Inc., 7.100%, due 03/01/11	1,882,325
			27,802,049
		Electronics: 0.0%
350,000	@@	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	377,252
			377,252
		Food: 0.5%
1,085,000		Kellogg Co., 4.450%, due 05/30/16	1,136,413
1,600,000		Kraft Foods, Inc., 6.500%, due 08/11/17	1,733,475
725,000		Kroger Co., 5.500%, due 02/01/13	773,400
5,210,000		Safeway, Inc., 6.250%, due 03/15/14	5,761,291
			9,404,579
		Healthcare - Products: 0.7%
5,650,000	#	CareFusion Corp., 4.125%, due 08/01/12	5,803,544
6,320,000		St. Jude Medical, Inc., 3.750%, due 07/15/14	6,437,590
			12,241,134
		Healthcare - Services: 0.1%
1,105,000		WellPoint, Inc., 5.850%, due 01/15/36	1,108,579
			1,108,579
		Household Products/Wares: 0.0%
150,000		Clorox Co., 5.450%, due 10/15/12	160,863
			160,863
		Insurance: 0.3%
110,000		Genworth Financial, Inc., 6.515%, due 05/22/18	94,357
75,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	75,068
3,695,000		Metlife, Inc., 6.750%, due 06/01/16	4,129,240
265,000		Prudential Financial, Inc., 5.700%, due 12/14/36	238,240
1,275,000		Prudential Financial, Inc., 6.200%, due 01/15/15	1,350,420
215,000		Travelers Cos., Inc., 6.250%, due 06/15/37	243,349
			6,130,674
		Iron/Steel: 0.1%
2,010,000	@@	ArcelorMittal, 6.125%, due 06/01/18	1,983,444
			1,983,444
		Machinery - Diversified: 0.2%
2,875,000		Roper Industries, Inc., 6.250%, due 09/01/19	2,989,940
			2,989,940
		Media: 1.7%
1,440,000	@@, #	British Sky Broadcasting, 9.500%, due 11/15/18	1,845,435
7,005,000		Comcast Corp., 6.300%, due 11/15/17	7,686,895
2,975,000		Comcast Corp., 6.500%, due 11/15/35	3,180,373
1,900,000		COX Communications, Inc., 5.450%, due 12/15/14	2,043,344
4,750,000		News America, Inc., 6.150%, due 03/01/37	4,662,795
6,275,000		Time Warner Cable, Inc., 5.850%, due 05/01/17	6,626,149
2,030,000		Time Warner Cable, Inc., 6.550%, due 05/01/37	2,164,075
1,325,000		Time Warner, Inc., 5.875%, due 11/15/16	1,407,094
1,925,000		Time Warner, Inc., 6.500%, due 11/15/36	1,976,095
			31,592,255
		Mining: 0.1%
255,000		Alcoa, Inc., 5.550%, due 02/01/17	247,906
2,110,000	@@	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	2,272,787
			2,520,693
		Miscellaneous Manufacturing: 0.2%
2,550,000		Honeywell International, Inc., 3.875%, due 02/15/14	2,656,939
895,000	@@	Ingersoll-Rand Global Holding Co., Ltd., 6.000%, due 08/15/13	959,938
200,000	@@, #	Siemens Financieringsmaatschappij NV, 6.125%, due 08/17/26	222,412
			3,839,289
		Multi-National: 0.9%
10,130,000	@@	European Investment Bank, 1.750%, due 09/14/12	10,127,468
6,040,000	@@	European Investment Bank, 2.625%, due 05/16/11	6,210,932
			16,338,400
		Office/Business Equipment: 0.3%
5,625,000		Xerox Corp., 5.500%, due 05/15/12	5,901,739
			5,901,739
		Oil & Gas: 1.3%
5,660,000		Anadarko Petroleum Corp., 5.950%, due 09/15/16	6,005,639
1,370,000	@@	Canadian Natural Resources Ltd., 6.250%, due 03/15/38	1,464,515
1,450,000		ConocoPhillips, 5.750%, due 02/01/19	1,582,623
1,750,000		Devon Energy Corp., 5.625%, due 01/15/14	1,883,121
55,000	@@	EnCana Corp., 6.625%, due 08/15/37	61,031
5,500,000		Hess Corp., 8.125%, due 02/15/19	6,618,662
1,550,000		Marathon Oil Corp., 6.000%, due 10/01/17	1,631,744

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$715,000	@@	Nexen, Inc., 6.400%, due 05/15/37	$698,295
1,450,000	@@	Suncor Energy, Inc., 6.500%, due 06/15/38	1,503,051
2,875,000		Valero Energy Corp., 6.625%, due 06/15/37	2,575,181
1,091,000		XTO Energy, Inc., 6.100%, due 04/01/36	1,126,743
			25,150,605
		Oil & Gas Services: 0.1%
965,000	@@	Weatherford International Ltd., 7.000%, due 03/15/38	1,043,681
			1,043,681
		Pharmaceuticals: 0.6%
1,725,000	@@	AstraZeneca PLC, 5.400%, due 09/15/12	1,891,873
7,825,000		Express Scripts, Inc., 5.250%, due 06/15/12	8,311,778
690,000		Wyeth, 5.950%, due 04/01/37	762,544
			10,966,195
		Pipelines: 0.5%
1,900,000	#	DCP Midstream LLC, 6.750%, due 09/15/37	1,814,247
1,800,000		Enterprise Products Operating L.P., 6.300%, due 09/15/17	1,941,795
475,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	519,557
1,425,000		Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38	1,535,482
1,981,000	#	NGPL PipeCo, LLC, 6.514%, due 12/15/12	2,174,940
1,325,000		ONEOK Partners L.P., 6.850%, due 10/15/37	1,434,315
			9,420,336
		Real Estate: 0.4%
6,175,000	#	WEA Finance LLC, 7.500%, due 06/02/14	6,661,368
			6,661,368
		Regional Malls: 0.2%
3,600,000		Simon Property Group LP, 5.250%, due 12/01/16	3,553,751
			3,553,751
		Retail: 0.3%
940,000		CVS Caremark Corp., 6.250%, due 06/01/27	1,001,865
1,225,000		Home Depot, Inc., 5.875%, due 12/16/36	1,192,463
1,550,000		Target Corp., 6.500%, due 10/15/37	1,740,145
855,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	1,001,348
			4,935,821
		Software: 0.1%
1,670,000		Oracle Corp., 6.125%, due 07/08/39	1,887,255
			1,887,255
		Telecommunications: 3.1%
6,025,000		AT&T, Inc., 6.500%, due 09/01/37	6,495,504
1,080,000	@@	British Telecommunications PLC, 9.625%, due 12/15/30	1,387,127
2,885,000		Cisco Systems, Inc., 5.900%, due 02/15/39	3,134,252
1,135,000	@@	Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	1,473,832
710,000		Embarq Corp., 7.082%, due 06/01/16	772,486
5,575,000	@@	France Telecom SA, 4.375%, due 07/08/14	5,850,461
1,875,000	@@	France Telecom SA, 7.750%, due 03/01/11	2,030,888
175,000		Motorola, Inc., 6.000%, due 11/15/17	167,900
11,030,000		New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	11,974,168
2,000,000		Qwest Corp., 8.875%, due 03/15/12	2,115,000
2,220,000	@@	Rogers Cable, Inc., 5.500%, due 03/15/14	2,379,043
1,385,000	@@	Telecom Italia Capital SA, 5.250%, due 10/01/15	1,435,685
1,325,000	@@	Telefonica Europe BV, 8.250%, due 09/15/30	1,720,636
500,000		Verizon Communications, Inc., 5.350%, due 02/15/11	526,283
7,475,000		Verizon Communications, Inc., 6.350%, due 04/01/19	8,269,301
2,825,000		Verizon Communications, Inc., 7.750%, due 12/01/30	3,422,747
3,000,000	#	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	3,245,169
2,025,000	@@	Vodafone Group PLC, 5.625%, due 02/27/17	2,149,325
			58,549,807
		Transportation: 0.1%
300,000	@@	Canadian National Railway Co., 6.375%, due 11/15/37	358,094
800,000		FedEx Corp., 7.375%, due 01/15/14	902,945
1,380,000		United Parcel Service, 3.875%, due 04/01/14	1,448,412
			2,709,451
		Total Corporate Bonds/Notes
		(Cost $451,022,470)	478,065,930
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.3%
		Federal Home Loan Bank: 0.6%
5,425,000		2.000%, due 07/27/12	5,445,593
1,880,000		4.500%, due 11/15/12	2,035,893
2,265,000		5.375%, due 05/18/16	2,560,616
95,000		5.625%, due 06/11/21	105,473
			10,147,575
		Federal Home Loan Mortgage Corporation##: 12.7%
22,060,000		2.125%, due 03/23/12	22,482,140
7,750,000		2.500%, due 01/07/14	7,804,289
1,115,000		3.000%, due 07/28/14	1,137,953
5,000,000		3.750%, due 03/27/19	5,012,360
33,290,000	W	4.500%, due 10/15/35	33,685,319
6,680,782		4.500%, due 04/01/23-09/01/39	6,773,978
435,212		4.981%, due 08/01/38	455,546
12,625,000	W	5.000%, due 10/15/34	13,045,173
32,349,820		5.000%, due 03/01/34-10/01/35	33,550,274
10,760,000	W	5.500%, due 10/15/37	11,261,433

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$42,861,069		5.500%, due 09/01/34-12/01/36	$44,998,218
370,000		5.550%, due 10/04/16	394,643
1,686,104		5.700%, due 05/01/37	1,777,263
17,255,000	W	6.000%, due 15/15/33	18,212,118
19,098,874		6.000%, due 04/01/36-02/01/39	20,191,572
11,790,163		6.500%, due 06/01/36-12/01/38	12,586,309
3,805,000		6.750%, due 03/15/31	4,994,268
			238,362,856
		Federal National Mortgage Association##: 27.2%
6,165,000		2.000%, due 09/28/12	6,176,776
4,255,000		2.750%, due 03/13/14	4,325,212
3,395,000		3.000%, due 07/28/14	3,413,772
2,650,000		3.250%, due 04/09/13	2,787,933
945,000		3.300%, due 07/30/14	954,134
13,355,000	W	4.000%, due 10/15/18	13,588,713
2,338,080		4.000%, due 11/01/20-03/01/24	2,383,718
4,585,000		4.375%, due 10/15/15	4,935,720
61,370,000	W	4.500%, due 10/15/18-10/15/35	62,418,477
45,138,561		4.500%, due 03/01/23-07/01/39	46,187,342
1,555,000		4.625%, due 10/15/14	1,699,334
155,000		4.750%, due 04/19/10	158,597
361,870		4.791%, due 12/01/35	378,393
25,845,000	W	5.000%, due 10/15/18-10/15/33	26,813,959
66,020,677		5.000%, due 03/15/16-12/01/36	68,682,962
3,680,000		5.125%, due 08/19/24	3,755,480
4,530,000		5.250%, due 09/15/16	5,081,383
9,275,000		5.375%, due 06/12/17	10,494,663
50,475,000	W	5.500%, due 10/15/18-10/15/35	53,191,465
79,974,830		5.500%, due 04/01/11-03/01/37	84,101,527
81,916		5.713%, due 10/01/37	85,353
2,534,949		5.807%, due 06/01/37	2,681,860
16,395,000	W	6.000%, due 10/14/39	17,299,283
47,543,912		6.000%, due 08/01/21-01/01/39	50,289,103
20,000		6.210%, due 08/06/38	24,010
5,665,000	W	6.500%, due 10/01/31	6,055,352
19,150,465		6.500%, due 04/01/30-09/01/38	20,508,015
840,000		6.625%, due 11/15/30	1,087,603
7,987,349		7.000%, due 10/01/34-02/01/39	8,730,814
380,000		7.125%, due 01/15/30	514,370
			508,805,323
		Government National Mortgage Association: 2.8%
8,100,000	W	5.000%, due 10/15/34	8,382,236
6,521,784		5.000%, due 10/15/37-08/15/39	6,764,824
13,653,344	W	5.500%, due 10/15/38	14,326,516
10,238,558		5.500%, due 09/15/33-02/15/39	10,770,094
3,660,000	W	6.000%, due 10/01/32	3,864,162
8,347,717		6.000%, due 10/15/36-10/15/38	8,835,673
124,623		7.000%, due 12/15/37	135,030
			53,078,535
		Other U.S. Agency Obligations: 0.0%
75,000		Federal Farm Credit Bank, 5.125%, due 08/25/16	82,359
10,000		Tennessee Valley Authority, 6.150%, due 01/15/38	11,863
			94,222
		Total U.S. Government Agency Obligations
		(Cost $800,235,971)	810,488,511
U.S. TREASURY OBLIGATIONS: 23.2%
		U.S. Treasury Notes: 23.2%
32,650,000		1.125%, due 01/15/12	32,660,219
10,905,000		1.375%, due 05/15/12	10,945,043
17,185,000		1.500%, due 07/01/12-12/31/13	16,976,296
29,975,000		1.750%, due 11/15/11	30,436,345
12,430,000		1.875%, due 02/28/14	12,328,521
2,450,000		2.375%, due 03/31/16	2,385,018
20,055,000		3.125%, due 08/31/13	21,024,860
15,820,000		3.500%, due 05/31/13-02/15/18	16,499,852
37,120,000		3.875%, due 09/15/10	38,353,980
19,770,000		4.000%, due 08/15/18	20,877,436
11,820,000		4.125%, due 05/15/15	12,802,549
47,110,000		4.250%, due 11/15/13-05/15/39	51,239,845
15,140,000		4.375%, due 02/15/38	15,953,790
28,385,000		4.500%, due 11/15/15-02/15/36	30,911,626
43,680,000		4.750%, due 01/31/12-05/31/12	47,499,961
475,000		4.875%, due 04/30/11	506,265
13,770,000		5.125%, due 05/15/16	15,710,716
4,640,000		5.375%, due 02/15/31	5,514,352
15,405,000		6.000%, due 02/15/26	19,119,053
9,405,000		6.875%, due 08/15/25	12,646,791
9,315,000		7.125%, due 02/15/23	12,493,744
3,145,000		8.125%, due 08/15/19	4,383,344
1,505,000		8.125%, due 08/15/21	2,143,684
1,065,000		8.875%, due 08/15/17	1,491,999
		Total U.S. Treasury Obligations
		(Cost $431,836,690)	434,905,289

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.5%
$1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, due 09/10/47	$912,129
1,100,000	Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49	1,065,079
2,240,000	Banc of America Commercial Mortgage, Inc., 5.634%, due 07/10/46	2,081,597
450,000	Banc of America Commercial Mortgage, Inc., 5.837%, due 06/10/49	369,825
3,500,000	Banc of America Commercial Mortgage, Inc., 5.889%, due 07/10/44	3,101,097
3,250,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44	3,040,367
2,500,000	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	2,181,826
2,825,000	Continental Airlines, Inc., 5.983%, due 04/19/22	2,669,625
264,592	Credit Suisse Mortgage Capital Certificates, 5.250%, due 03/15/39	269,789
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.311%, due 12/15/39	1,628,798
1,650,000	Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49	1,645,078
1,750,000	Credit Suisse Mortgage Capital Certificates, 5.912%, due 06/15/39	1,386,472
1,400,000	Credit Suisse Mortgage Capital Certificates, 6.003%, due 09/15/39	1,113,090
3,170,000	CW Capital Cobalt Ltd., 6.015%, due 05/15/46	2,602,985
3,000,000	GE Capital Commercial Mortgage Corp., 5.513%, due 11/10/45	2,869,618
3,000,000	Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39	2,982,429
1,500,000	Greenwich Capital Commercial Funding Corp., 6.116%, due 07/10/38	1,376,012
4,000,000	GS Mortgage Securities Corp. II, 5.999%, due 08/10/45	3,316,850
500,000	JPMorgan Chase Commercial Mortgage Securities Corp., 4.871%, due 10/15/42	499,704
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,120,995
486,275	JPMorgan Chase Commercial Mortgage Securities Corp., 5.284%, due 05/15/47	497,086
3,655,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	3,140,979
4,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, due 12/12/43	3,707,666
500,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.434%, due 01/15/49	475,607
2,775,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	2,391,267
500,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, due 02/15/51	497,684
4,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.937%, due 02/12/49	4,078,523
2,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., 6.065%, due 04/15/45	1,864,642
1,255,000	JPMorgan Chase Commercial Mortgage Securities Corp., 6.125%, due 02/12/51	1,144,973
4,130,000	LB-UBS Commercial Mortgage Trust, 5.858%, due 07/15/40	3,511,436
193,636	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.773%, due 06/12/46	196,406
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.156%, due 08/12/49	329,063
1,000,000	Morgan Stanley Capital I, 5.569%, due 12/15/44	827,921
4,000,000	Morgan Stanley Capital I, 5.809%, due 12/12/49	3,434,143
1,460,000	Morgan Stanley Capital I, 5.810%, due 04/12/49	1,187,983
162,079	Salomon Brothers Mortgage Securities VII, Inc., 4.467%, due 03/18/36	165,981
1,250,000	Wachovia Bank Commercial Mortgage Trust, 5.418%, due 01/15/45	1,140,825
1,500,000	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	1,165,851
	Total Collateralized Mortgage Obligations
	(Cost $59,157,386)	65,991,401
MUNICIPAL BONDS: 0.1%
	California: 0.1%
1,305,000	State of California, 7.550%, due 04/01/39	1,455,975
	Total Municipal Bonds
	(Cost $1,322,885)	1,455,975
OTHER BONDS: 0.3%
	Foreign Government Bonds: 0.3%
4,050,000	Mexico Government International Bond, 6.375%, due 01/16/13	4,461,075
465,000	Province of Quebec Canada, 7.125%, due 02/09/24	585,919
850,000	Republic of Italy, 3.500%, due 07/15/11	882,251
	Total Other Bonds
	(Cost $5,741,703)	5,929,245
	Total Long-Term Investments
	(Cost $1,749,317,105)	1,796,836,351

Shares		Value
SHORT-TERM INVESTMENTS: 19.3%
	Affiliated Mutual Fund: 16.1%
302,181,493	ING Institutional Prime Money Market Fund - Class I	$302,181,493
	Total Mutual Fund
	(Cost $302,181,493)	302,181,493

Principal Amount			Value

		U.S. Government Agency Obligations: 3.2%
$60,000,000	S, Z	Federal Home Loan Bank, 0.020%, due 12/21/09	$59,996,640
		Total U.S. Government Agency Obligations
		(Cost $59,996,640)	59,996,640

		PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio		as of September 30, 2009 (Unaudited) (continued)
Principal Amount			Value
	U.S. Government Agency Obligations (continued)
	Total Short-Term Investments
	(Cost $362,178,133)		$362,178,133
	Total Investments in Securities
	(Cost $2,111,495,238)*	115.3%	$2,159,014,484
	Other Assets and Liabilities - Net	(15.3)	(286,227,064)
	Net Assets	100.0%	$1,872,787,420

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $2,114,418,181.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$48,285,627
	Gross Unrealized Depreciation	(3,689,324)
	Net Unrealized Appreciation	$44,596,303

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$478,065,930	$—	$478,065,930
U.S. Government Agency Obligations	—	810,488,511	—	810,488,511
U.S. Treasury Obligations	—	434,905,289	—	434,905,289
Collateralized Mortgage Obligations	—	65,991,401	—	65,991,401
Municipal Bonds	—	1,455,975	—	1,455,975
Other Bonds	—	5,929,245	—	5,929,245
Short-Term Investments	302,181,493	59,996,640	—	362,178,133
Total Investments, at value	$306,564,837	$1,852,449,647	$—	$2,159,014,484

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.5%
		Australia: 5.4%
56,076		Amcor Ltd.	$270,241
72,678		AMP Ltd.	416,673
1,943		ASX Ltd.	60,199
59,081		Australia & New Zealand Banking Group Ltd.	1,265,561
28,100		AXA Asia Pacific Holdings Ltd.	107,857
33,018		BlueScope Steel Ltd.	84,971
33,130		Brambles Ltd.	235,489
13,029		Coca-Cola Amatil Ltd.	112,707
36,199		Commonwealth Bank of Australia	1,644,391
23,035		Crown Ltd.	181,539
55,028		Foster’s Group Ltd.	269,213
56,378		Incitec Pivot Ltd.	140,195
49,773		John Fairfax Holdings Ltd.	75,022
8,145		Leighton Holdings Ltd.	258,617
13,000		Lend Lease Corp., Ltd.	121,077
5,255		Macquarie Group Ltd.	271,317
54,750		National Australia Bank Ltd.	1,481,562
23,864		OneSteel Ltd.	63,449
7,924		Orica Ltd.	163,736
27,123		QBE Insurance Group Ltd.	573,485
46,300		Suncorp-Metway Ltd.	361,401
9,579		TABCORP Holdings Ltd.	60,200
380,112		Telstra Corp., Ltd.	1,094,705
25,901		Wesfarmers Ltd.	603,604
57,667		Westpac Banking Corp.	1,330,831
			11,248,042
		Austria: 0.3%
1,347	@	Bank of Austria - Escrow	—
14,655		Telekom Austria AG	264,956
8,973		Voestalpine AG	321,908
			586,864
		Belgium: 0.4%
12,333		Belgacom SA	481,169
898		Mobistar SA	62,234
1,931		Solvay SA	200,856
			744,259
		Brazil: 1.7%
55,700		Banco do Brasil SA	986,917
17,100		Centrais Eletricas Brasileiras SA	265,921
9,600		Cia de Concessoes Rodoviarias	165,816
4,700	@	Cia de Saneamento Basico do Estado de Sao Paulo	89,432
11,222		Cia Energetica de Minas Gerais	135,873
18,200		Cia Siderurgica Nacional SA	557,321
15,200		CPFL Energia SA	274,897
13,700		Light SA	191,085
8,800		Natura Cosmeticos SA	158,207
14,300		Redecard SA	221,087
9,500		Souza Cruz SA	338,045
18,700		Tractebel Energia SA	221,664
			3,606,265
		Canada: 5.5%
13,700	@	ARC Energy Trust	258,478
13,647	@	Bank of Montreal	690,476
19,200	@	Bank of Nova Scotia	876,387
14,600	@	BCE, Inc.	359,869
5,200		Bell Aliant Regional Communications Income Fund	135,944
5,600		Biovail Corp.	86,407
7,200		Bonavista Energy Trust	137,322
11,700		Brookfield Properties Co.	132,665
9,600		Canadian Imperial Bank of Commerce	585,424
16,500		Canadian Oil Sands Trust	473,894
8,500	@	CI Financial Corp.	163,466
4,700	@	Cresent Point Energy Corp.	158,913
10,100	@	Enerplus Resources Fund	231,121
23,650		Great-West Lifeco, Inc.	586,694
17,700		Husky Energy, Inc.	498,275
5,950	@	IGM Financial, Inc.	235,966
30,100	@	Manulife Financial Corp.	632,560
3,200		National Bank of Canada	177,955
22,401	@	Pengrowth Energy Trust	237,055
36,713		Penn West Energy Trust	582,251
9,800	@	Power Corp. of Canada	268,009
16,300	@	Power Financial Corp.	469,673
24,056	@	Royal Bank of Canada	1,293,068
12,000	@	Sun Life Financial, Inc.	376,033
3,150	@	TELUS Corp.	101,621

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Canada (continued)
3,800	@	TELUS Corp. Non Voting	$118,225
13,600	@	Toronto Dominion Bank	879,653
4,200	@	Transalta Corp.	85,675
11,424	@	TransCanada Corp.	356,063
51,200	@	Yellow Pages Income Fund	258,236
			11,447,378
		Chile: 0.2%
1,835,897		Banco de Chile	145,269
3,674,535		Banco Santander Chile SA	203,194
			348,463
		China: 0.0%
90,000		Zhejiang Expressway Co. Ltd.	78,637
			78,637
		Czech Republic: 0.6%
12,228		CEZ A/S	656,634
1,000		Komercni Banka A/S	200,227
15,600		Telefonica O2 Czech Republic A/S	387,213
			1,244,074
		Finland: 0.8%
22,361		Fortum OYJ	574,588
3,180		Metso OYJ	89,649
9,782		Neste Oil OYJ	181,034
6,867		Rautaruukki OYJ	165,246
13,872		Sampo OYJ	350,171
2,980		Sanoma-WSOY OYJ	65,871
17,111		UPM-Kymmene OYJ	205,788
2,538		Wartsila OYJ	101,859
			1,734,206
		France: 8.2%
5,095		Accor SA	284,378
7,584		Bouygues SA	387,519
2,429		Casino Guichard Perrachon SA	193,882
12,346		Cie de Saint-Gobain	645,140
3,215		CNP Assurances	328,172
38,272		Credit Agricole SA	803,517
4,095		Etablissements Maurel et Prom	83,054
89,378		France Telecom SA	2,383,447
44,530		Gaz de France	1,982,601
1,622		Imerys SA	93,220
2,718		Lagardere SCA	127,009
6,831		Legrand SA	190,504
1,030		Neopost SA	92,599
15,306		PagesJaunes Groupe SA	199,144
2,933		PPR	377,352
11,337		Safran SA	213,077
23,961		Sanofi-Aventis	1,767,024
7,113		Schneider Electric SA	723,718
3,828		Scor SA	104,853
5,114		Societe Television Francaise (T.F.1)	90,325
10,197		Suez Environnement SA	233,597
53,728		Total SA	3,193,590
1,856		Vallourec	315,910
10,658		Veolia Environnement	409,838
10,788		Vinci SA	612,651
37,881		Vivendi	1,177,278
1,601		Wendel Investissement	101,591
			17,114,990
		Germany: 5.1%
9,544		Allianz AG	1,190,659
24,074		BASF AG	1,274,603
14,799		Deutsche Lufthansa AG	261,252
34,699		Deutsche Post AG	646,447
157,282		Deutsche Telekom AG	2,146,479
43,521		E.ON AG	1,842,043
3,562		K+S AG	193,955
2,566		MAN AG	210,768
4,894		Muenchener Rueckversicherungs AG	780,022
15,886		RWE AG	1,473,516
15,571		ThyssenKrupp AG	532,536
			10,552,280
		Greece: 0.3%
13,050		Hellenic Telecommunications Organization SA	216,404
14,196		OPAP SA	367,002
6,530	@	Piraeus Bank SA	121,723
			705,129
		Hong Kong: 0.6%
54,000		CLP Holdings Ltd.	366,133
46,100		Hang Seng Bank Ltd.	661,843
41,500		HongKong Electric Holdings	227,395
			1,255,371
		Hungary: 0.1%
35,377		Magyar Telekom Telecommunications PLC	155,225
			155,225

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Israel: 0.4%
85,210		Bezeq Israeli Telecommunication Corp., Ltd.	$183,569
38,300		Israel Chemicals Ltd.	441,747
5,265		Partner Communications	99,527
			724,843
		Italy: 3.9%
98,696		AEM S.p.A.	194,346
12,231		Autostrade S.p.A.	296,746
11,063		Banche Popolari Unite Scpa	170,183
113,200		Edison S.p.A.	196,993
321,422		Enel S.p.A.	2,044,447
115,617		ENI S.p.A.	2,889,147
43,231		Mediaset S.p.A.	303,023
27,910		Mediobanca S.p.A.	382,202
37,642		Parmalat S.p.A	104,260
32,099		Saras S.p.A.	124,081
88,571		Snam Rete Gas S.p.A.	431,303
281,711		Telecom Italia S.p.A.	495,346
265,912		Telecom Italia S.p.A. RNC	327,534
50,014		Terna S.p.A	195,225
			8,154,836
		Japan: 0.8%
12,200		Daiichi Sankyo Co., Ltd.	251,536
5,200		Eisai Co., Ltd.	195,261
25,000		Mitsui OSK Lines Ltd.	147,426
197,700		Mizuho Financial Group, Inc.	389,374
2,400		Oracle Corp. Japan	106,801
13,600		Takeda Pharmaceutical Co., Ltd.	565,709
			1,656,107
		Malaysia: 0.7%
9,300		British American Tobacco Malaysia Bhd	118,274
17,300		Digi.com BHD	107,075
32,700		Kuala Lumpur Kepong Bhd	130,065
42,700		Petronas Gas BHD	119,998
100,400		PLUS Expressways Bhd	96,496
84,880		Public Bank BHD	249,794
140,900		Sime Darby Bhd	345,222
173,100		Telekom Malaysia BHD	153,255
252,100		YTL Power International	157,918
			1,478,097
		Mexico: 0.1%
23,800	@	Kimberly-Clark Corp.	98,766
			98,766
		Netherlands: 3.4%
5,565		Akzo Nobel NV	345,877
2,682		Boskalis Westminster	91,942
1,418		Fugro NV	82,135
3,936		Koninklijke DSM NV	164,813
20,730		Koninklijke Philips Electronics NV	505,688
15,637		Reed Elsevier NV	177,579
73,328		Royal Dutch Shell PLC - Class A	2,079,737
65,260		Royal Dutch Shell PLC - Class B	1,812,865
43,421		Royal KPN NV	721,309
3,554		SBM Offshore NV	75,787
29,781		Unilever NV	861,733
6,166		Wolters Kluwer NV	132,097
			7,051,562
		New Zealand: 0.1%
106,090		Telecom Corp. of New Zealand Ltd.	203,560
			203,560
		Norway: 0.9%
2,790		Fred Olsen Energy ASA	104,280
23,700		Orkla ASA	223,617
67,450		Statoil ASA	1,522,816
			1,850,713
		Philippines: 0.2%
7,380		Philippine Long Distance Telephone Co.	375,668
			375,668
		Poland: 0.2%
134,556		Polish Oil & Gas	169,476
46,668		Telekomunikacja Polska SA	257,688
			427,164
		Portugal: 0.5%
13,985		Brisa-Auto Estradas de Portugal SA	137,516
21,096		Cimpor Cimentos de Portugal SG	174,590
73,766		Energias de Portugal SA	338,146
35,560		Portugal Telecom SGPS SA	377,816
			1,028,068
		Russia: 0.5%
23,300		Mechel OAO ADR	418,934
11,900	@	Novolipetsk Steel GDR	303,407
19,300	@	OAO Gazprom ADR	407,230
			1,129,571

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Singapore: 0.9%
43,000		DBS Group Holdings Ltd.	$403,612
5,000		Jardine Cycle & Carriage Ltd.	85,782
39,000		Keppel Corp., Ltd.	222,839
37,300		Singapore Airlines Ltd.	363,810
30,000		Singapore Exchange Ltd.	178,347
33,000		Singapore Press Holdings Ltd.	90,159
75,000		Singapore Technologies Engineering Ltd.	145,956
54,000		StarHub Ltd.	83,016
25,000		United Overseas Bank Ltd.	296,492
			1,870,013
		South Africa: 1.7%
16,724		ABSA Group Ltd.	268,108
40,074		African Bank Investments Ltd.	157,871
14,015	@	ArcelorMittal South Africa Ltd.	225,047
5,704		Exxaro Resources Ltd.	68,578
157,148		FirstRand Ltd.	347,098
41,807		Growthpoint Properties Ltd.	75,260
21,073		Impala Platinum Holdings Ltd.	493,465
14,000		Kumba Iron Ore Ltd.	463,611
14,036		Nedcor Ltd.	223,784
13,758		Pretoria Portland Cement Co. Ltd.	62,197
9,399		Remgro Ltd.	111,058
24,287		RMB Holdings Ltd.	88,625
61,248		Sanlam Ltd.	167,375
28,473		Standard Bank Group Ltd.	369,611
39,948		Telkom SA Ltd.	230,661
3,291		Tiger Brands Ltd.	66,017
			3,418,366
		South Korea: 0.3%
2,056		SK Telecom Co., Ltd.	319,194
5,367		S-Oil Corp.	283,379
			602,573
		Spain: 7.2%
11,212		Abertis Infraestructuras SA	255,096
7,491		ACS Actividades de Construccion y Servicios SA	391,494
85,863		Banco Bilbao Vizcaya Argentaria SA	1,529,610
29,775		Banco De Sabadell SA	220,487
18,133		Banco Espanol de Credito SA (Banesto)	247,873
39,325		Banco Popular Espanol SA	395,589
217,046		Banco Santander Central Hispano SA	3,506,266
8,653		Banco Santander SA	140,513
2,970		Bolsas y Mercados Espanoles	115,961
68,735		Corp. Mapfre SA	308,297
94,623		Criteria Caixacorp SA	487,289
3,724		Enagas	78,011
4,249		Fomento de Construcciones y Contratas SA	199,360
36,671		Gas Natural SDG SA	813,285
12,831		Gestevision Telecinco SA	162,324
5,364		Grupo Ferrovial	257,340
107,280		Iberdrola SA	1,055,406
12,384		Inditex SA	712,128
31,935		Repsol YPF SA	869,326
118,236		Telefonica SA	3,271,252
			15,016,907
		Sweden: 1.2%
7,400		Atlas Copco AB - Class B	84,496
14,875		Hennes & Mauritz AB	836,100
27,600		Sandvik AB	304,683
11,400		Skanska AB	167,463
13,000		Svenska Handelsbanken AB	332,792
9,900		Tele2 AB - B Shares	131,724
81,100		TeliaSonera AB	533,578
			2,390,836
		Switzerland: 2.2%
1,061		Baloise Holding AG	101,643
12,758		Compagnie Financiere Richemont SA	361,167
1,146		EMS-Chemie Holding AG	127,745
5,774	@	Holcim Ltd.	397,018
44,517		Novartis AG	2,236,124
14,991		STMicroelectronics NV	142,308
1,251		Swisscom AG	448,033
3,400		Zurich Financial Services AG	810,716
			4,624,754
		Taiwan: 4.1%
57,000		Acer, Inc.	144,904
240,000		Advanced Semiconductor Engineering, Inc.	198,755
73,000		Asia Cement Corp.	81,480
90,000		Asustek Computer, Inc.	153,941
293,550		AU Optronics Corp.	285,348
620,532		China Steel Corp.	575,091
296,052		Chunghwa Telecom Co., Ltd.	534,171
171,713		Compal Electronics, Inc.	199,072

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares		Value
	Taiwan (continued)
73,011	Delta Electronics, Inc.	$207,250
120,360	Far Eastern Textile Co., Ltd.	140,776
88,159	Far EasTone Telecommunications Co., Ltd.	102,988
260,350	First Financial Holding Co., Ltd.	161,665
300,245	Formosa Chemicals & Fibre Co.	575,387
315,180	Formosa Petrochemical Corp.	822,878
256,800	Formosa Plastics Corp.	522,176
22,050	High Tech Computer Corp.	241,347
21,200	MediaTek, Inc.	352,365
470,000	Mega Financial Holdings Co., Ltd.	296,250
468,650	Nan Ya Plastics Corp.	764,480
91,220	Quanta Computer, Inc.	190,926
170,560	Siliconware Precision Industries Co.	239,993
76,000	Taiwan Cement Corp.	85,067
72,000	Taiwan Mobile Co., Ltd.	133,074
624,427	Taiwan Semiconductor Manufacturing Co., Ltd.	1,235,741
84,000	Uni-President Enterprises Corp.	98,681
388,000	United Microelectronics Corp.	189,976
		8,533,782
	Thailand: 0.3%
96,900	Advanced Info Service PCL	272,868
218,100	Krung Thai Bank PCL	58,868
39,700	PTT Chemical PCL	86,581
26,100	Siam Cement PCL	172,942
55,500	Thai Oil PCL	74,731
		665,990
	Turkey: 0.4%
11,942	Tupras Turkiye Petrol Rafine	199,631
119,100	Turk Telekomunikasyon AS	359,500
49,538	Turkcell Iletisim Hizmet AS	354,307
		913,438
	United Kingdom: 11.0%
5,483	Admiral Group PLC	101,544
8,966	Amlin PLC	55,046
23,892	Antofagasta PLC	290,621
17,393	Ashmore Group PLC	69,776
27,850	AstraZeneca PLC	1,248,989
63,084	Aviva PLC	453,508
65,406	BAE Systems PLC	365,904
503,613	BP PLC	4,461,370
37,034	British American Tobacco PLC	1,163,362
423,168	BT Group PLC	881,926
73,891	Cable & Wireless PLC	169,885
108,893	Centrica PLC	438,586
39,496	Diageo PLC	607,652
19,017	Drax Group PLC	143,571
45,100	Friends Provident Group PLC	60,093
103,684	GlaxoSmithKline PLC	2,044,338
16,646	Home Retail Group	72,504
316,829	HSBC Holdings PLC	3,627,867
27,199	International Power PLC	125,832
9,092	Investec PLC	66,750
31,196	J Sainsbury PLC	162,362
158,551	Legal & General Group PLC	223,613
51,700	Man Group PLC	274,566
46,724	Marks & Spencer Group PLC	270,929
62,962	National Grid PLC	609,334
17,686	Pearson PLC	218,520
42,801	Prudential PLC	412,511
81,528	Royal & Sun Alliance Insurance Group	174,724
18,409	Scottish & Southern Energy PLC	346,026
4,950	Severn Trent PLC	76,936
12,390	Smiths Group PLC	176,476
60,283	Standard Life PLC	211,583
15,918	Thomas Cook Group PLC	59,237
29,547	United Utilities Group PLC	216,044
1,268,952	Vodafone Group PLC	2,850,644
3,107	Whitbread PLC	60,557
		22,793,186
	United States: 22.3%
15,800	Alcoa, Inc.	207,296
2,500	Alliant Energy Corp.	69,625
12,300	Allstate Corp.	376,626
61,350	Altria Group, Inc.	1,092,644
8,850	Ameren Corp.	223,728
10,100	American Electric Power Co., Inc.	312,999
152,150	AT&T, Inc.	4,109,572
2,900	Avery Dennison Corp.	104,429
212,680	Bank of America Corp.	3,598,546
16,250	BB&T Corp.	442,650
47,200	Bristol-Myers Squibb Co.	1,062,944
12,600	Caterpillar, Inc.	646,758
25,700	CBS Corp. - Class B	309,685

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares		Value
	United States (continued)
14,200	CenterPoint Energy, Inc.	$176,506
7,743	CenturyTel, Inc.	260,165
4,200	Cincinnati Financial Corp.	109,158
5,900	Comerica, Inc.	175,053
7,450	Consolidated Edison, Inc.	305,003
4,300	Constellation Energy Group, Inc.	139,191
3,400	Diamond Offshore Drilling	324,768
11,900	Dominion Resources, Inc.	410,550
31,850	Dow Chemical Co.	830,330
5,900	DTE Energy Co.	207,326
33,150	Duke Energy Corp.	521,781
1,300	Eastman Chemical Co.	69,602
3,600	Eaton Corp.	203,724
6,700	Edison International	224,986
23,250	EI Du Pont de Nemours & Co.	747,255
26,450	Eli Lilly & Co.	873,644
11,200	Exelon Corp.	555,744
5,300	Fidelity National Title Group, Inc.	79,924
10,100	Fifth Third Bancorp.	102,313
7,700	FirstEnergy Corp.	352,044
2,500	Fortune Brands, Inc.	107,450
31,850	Frontier Communications Corp.	240,149
407,750	General Electric Co.	6,695,255
3,250	Genuine Parts Co.	123,695
5,800	Harley-Davidson, Inc.	133,400
9,700	Hartford Financial Services Group, Inc.	257,050
6,400	HJ Heinz Co.	254,400
3,150	Integrys Energy Group, Inc.	113,054
8,250	International Paper Co.	183,398
10,600	Keycorp	68,900
8,500	Kimberly-Clark Corp.	501,330
27,950	Kraft Foods, Inc.	734,247
1,900	Legg Mason, Inc.	58,957
4,800	Leggett & Platt, Inc.	93,120
6,700	Limited Brands, Inc.	113,833
6,400	Lincoln National Corp.	165,824
3,200	Lorillard, Inc.	237,760
1,900	M&T Bank Corp.	118,408
8,700	Marsh & McLennan Cos., Inc.	215,151
12,000	Masco Corp.	155,040
6,200	Mattel, Inc.	114,452
5,800	Maxim Integrated Products	105,212
4,100	MeadWestvaco Corp.	91,471
48,800	Merck & Co., Inc.	1,543,544
5,300	Microchip Technology, Inc.	140,450
13,950	New York Community Bancorp., Inc.	159,309
6,000	Newell Rubbermaid, Inc.	94,140
6,200	NiSource, Inc.	86,118
1,800	NSTAR	57,276
2,100	OGE Energy Corp.	69,468
5,900	Old Republic International Corp.	71,862
2,000	Oneok, Inc.	73,240
6,650	Pacific Gas & Electric Co.	269,259
8,450	Paychex, Inc.	245,473
7,200	Pepco Holdings, Inc.	107,136
200,200	Pfizer, Inc.	3,313,310
39,800	Philip Morris International, Inc.	1,939,852
3,100	Pinnacle West Capital Corp.	101,742
7,200	Pitney Bowes, Inc.	178,920
3,300	PPG Industries, Inc.	192,093
7,000	Progress Energy, Inc.	273,420
64,400	Qwest Communications International, Inc.	245,364
51,950	Regions Financial Corp.	322,610
10,400	Reynolds American, Inc.	463,008
6,800	RR Donnelley & Sons Co.	144,568
18,000	Sara Lee Corp.	200,520
2,600	SCANA Corp.	90,740
17,850	Southern Co.	565,310
16,900	Southern Copper Corp.	518,661
16,000	Spectra Energy Corp.	303,040
13,150	SunTrust Bank	296,533
7,100	TECO Energy, Inc.	99,968
9,100	Textron, Inc.	172,718
51,400	US Bancorp.	1,123,604
67,000	Verizon Communications, Inc.	2,028,090
1,900	Vulcan Materials Co.	102,733
6,250	Weyerhaeuser Co.	229,063
24,250	Windstream Corp.	245,653
9,450	Xcel Energy, Inc.	181,818
		46,358,738
	Total Common Stock
	(Cost $195,178,664)	192,188,721

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 2.5%
		Canada: 0.1%
11,048		RioCan Real Estate Investment Trust		$185,741
				185,741
		France: 0.7%
2,067		Fonciere Des Regions		241,101
3,524		Gecina SA		421,573
1,341		ICADE		143,782
4,248		Klepierre		168,938
2,175		Unibail		452,954
				1,428,348
		Netherlands: 0.1%
2,041		Corio NV		141,071
				141,071
		United Kingdom: 0.3%
18,900		British Land Co. PLC		143,894
25,570		Land Securities Group PLC		256,019
55,939		Segro PLC		329,502
				729,415
		United States: 1.3%
2,600		AMB Property Corp.		59,670
1,800		AvalonBay Communities, Inc.		130,914
3,500		Boston Properties, Inc.		229,425
9,700		Duke Realty Corp.		116,497
9,300		Equity Residential		285,510
1,000		Federal Realty Investment Trust		61,370
9,600		HCP, Inc.		275,904
4,400		Health Care Real Estate Investment Trust, Inc.		183,128
17,600		Kimco Realty Corp.		229,504
2,300		Liberty Property Trust		74,819
2,500		Nationwide Health Properties, Inc.		77,475
5,200		Plum Creek Timber Co., Inc.		159,328
20,900		Prologis		249,128
1,600		Rayonier, Inc.		65,456
2,900		Realty Income Corp.		74,385
4,200		Senior Housing Properties Trust		80,262
4,100		Ventas, Inc.		157,850
4,398		Vornado Realty Trust		283,275
				2,793,900
		Total Real Estate Investment Trusts
		(Cost $4,625,891)		5,278,475
EXCHANGE-TRADED FUNDS: 4.6%
		Developed Markets: 2.6%
99,613		iShares MSCI EAFE Index Fund		5,448,831
				5,448,831
		Emerging Markets: 0.6%
30,367		iShares MSCI Emerging Markets Index Fund		1,181,580
				1,181,580
		United States: 1.4%
56,006		iShares S&P 500 Value Index Fund		2,866,947
				2,866,947
		Total Exchange-Traded Funds
		(Cost $8,953,933)		9,497,358
WARRANTS: 0.0%
		Italy: 0.0%
26,581		Mediobanca S.p.A.		8,145
		Total Warrants
		(Cost $1,226)		8,145
		Total Long-Term Investments
		(Cost $208,759,714)		206,972,699
SHORT-TERM INVESTMENTS: 0.0%
		Affiliated Mutual Fund: 0.0%
12,000		ING Institutional Prime Money Market Fund - Class I		12,000
		Total Short-Term Investments
		(Cost $12,000)		12,000
		Total Investments in Securities
		(Cost $208,771,714)*	99.6%	$206,984,699
		Other Assets and Liabilities - Net	0.4	868,195
		Net Assets	100.0%	$207,852,894

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	*	Cost for federal income tax purposes is $212,599,605.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$15,872,790
		Gross Unrealized Depreciation		(21,487,696)
		Net Unrealized Depreciation		$(5,614,906)

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.3%
Agriculture	2.6
Airlines	0.3
Apartments	0.2
Apparel	0.1
Banks	15.7
Beverages	0.5
Building Materials	0.9
Chemicals	3.2
Coal	0.0
Commercial Services	0.8
Computers	0.4
Cosmetics/Personal Care	0.1
Distribution/Wholesale	0.1
Diversified	1.3
Diversified Financial Services	1.5
Electric	9.1
Electrical Components & Equipment	0.5
Electronics	0.4
Engineering & Construction	1.2
Entertainment	0.2
Food	1.4
Forest Products & Paper	0.5
Gas	1.0
Hand/Machine Tools	0.1
Healthcare	0.4
Holding Companies - Diversified	0.4
Household Products/Wares	0.3
Housewares	0.0
Insurance	5.1
Investment Companies	0.1
Iron/Steel	1.8
Leisure Time	0.1
Lodging	0.2
Machinery - Construction & Mining	0.4
Machinery - Diversified	0.1
Media	1.6
Metal Fabricate/Hardware	0.2
Mining	0.9
Miscellaneous Manufacturing	3.6
Office Property	0.2
Office/Business Equipment	0.1
Oil & Gas	10.6
Oil & Gas Services	0.1
Packaging & Containers	0.1
Pharmaceuticals	7.3
Pipelines	0.4
Real Estate	0.2
Retail	1.6
Savings & Loans	0.1
Semiconductors	1.3
Shopping Centers	0.2
Single Tenant	0.0
Software	0.1
Telecommunications	14.0
Toys/Games/Hobbies	0.1
Transportation	0.4
Warehouse/Industrial	0.1
Water	0.5
Other Long-Term Investments	4.6
Short-Term Investments	0.0
Other Assets and Liabilities - Net	0.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs++	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$—	$11,248,042	$—	$11,248,042
Austria	—	586,864	—	586,864
Belgium	—	744,259	—	744,259
Brazil	3,606,265	—	—	3,606,265
Canada	11,447,378	—	—	11,447,378
Chile	348,463	—	—	348,463
China	—	78,637	—	78,637
Czech Republic	—	1,244,074	—	1,244,074
Finland	—	1,734,206	—	1,734,206
France	—	17,114,990	—	17,114,990
Germany	—	10,552,280	—	10,552,280
Greece	—	705,129	—	705,129
Hong Kong	—	1,255,371	—	1,255,371
Hungary	—	155,225	—	155,225
Israel	99,527	625,316	—	724,843
Italy	—	8,154,836	—	8,154,836
Japan	—	1,656,107	—	1,656,107
Malaysia	—	1,478,097	—	1,478,097
Mexico	98,766	—	—	98,766
Netherlands	2,079,737	4,971,825	—	7,051,562
New Zealand	—	203,560	—	203,560
Norway	—	1,850,713	—	1,850,713
Philippines	—	375,668	—	375,668
Poland	—	427,164	—	427,164
Portugal	—	1,028,068	—	1,028,068
Russia	826,164	303,407	—	1,129,571
Singapore	—	1,870,013	—	1,870,013
South Africa	—	3,418,366	—	3,418,366
South Korea	—	602,573	—	602,573
Spain	—	15,016,907	—	15,016,907
Sweden	—	2,390,836	—	2,390,836
Switzerland	—	4,624,754	—	4,624,754
Taiwan	—	8,533,782	—	8,533,782
Thailand	—	665,990	—	665,990
Turkey	—	913,438	—	913,438
United Kingdom	—	22,793,186	—	22,793,186
United States	46,358,738	—	—	46,358,738
Total Common Stock	64,865,038	127,323,683	—	192,188,721
Real Estate Investment Trusts	2,979,641	2,298,834	—	5,278,475
Exchange-Traded Funds	9,497,358	—	—	9,497,358
Warrants	—	8,145	—	8,145
Short-Term Investments	12,000	—	—	12,000
Total Investments, at value	$77,354,037	$129,630,662	$—	$206,984,699

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

++ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 24, 2009